                     AIM BALANCED FUND

                     May 1, 2003




                     Prospectus

                     AIM Balanced Fund seeks to achieve as high a total return as possible, consistent with preservation of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     Investments in the fund:
                     - are not FDIC insured;
                     - may lose value; and
                     - are not guaranteed by a bank.

                            YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO
                                 --Servicemark--              APPEARS HERE]
                                                             --Servicemark--
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                               -----------------
                               AIM BALANCED FUND
                               -----------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    4
------------------------------------------------------
Sales Charges                                        4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               -----------------
                               AIM BALANCED FUND
                               -----------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in a broadly diversified portfolio of common stocks, preferred stocks, convertible securities and bonds. The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities and a minimum of 30% and a maximum of 70% of its total assets in non-convertible debt securities. The fund may also invest up to 25% of its total assets in convertible securities. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting the percentages of assets to be invested in equity or debt securities, the portfolio managers consider such factors as general market and economic conditions, as well as trends, yields, interest rates and changes in fiscal and monetary policies. The portfolio managers will primarily purchase equity securities for growth of capital and debt securities for income purposes. However, the portfolio managers will focus on companies whose securities have the potential for both growth of capital and income generation. The portfolio managers consider whether to sell a particular security when they believe that security no longer has that potential.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    The values of convertible securities in which the fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                               -----------------
                               AIM BALANCED FUND
                               -----------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................   15.54%
1994...................................................................   -5.44%
1995...................................................................   34.97%
1996...................................................................   19.25%
1997...................................................................   24.41%
1998...................................................................   12.46%
1999...................................................................   19.04%
2000...................................................................   -4.21%
2001...................................................................  -11.33%
2002...................................................................  -17.85%


    The Class A shares' year-to-date total return as of March 31, 2003 was -2.42%.

    During the periods shown in the bar chart, the highest quarterly return was 16.22% (quarter ended December 31, 1999) and the lowest quarterly return was -12.21% (quarter ended September 30, 2001).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------
(for the periods ended                                            SINCE         INCEPTION
December 31, 2002)              1 YEAR     5 YEARS    10 YEARS   INCEPTION(1)     DATE
-----------------------------------------------------------------------------------------
Class A                                                                         03/31/78
  Return Before Taxes            (21.74)%    (2.31)%    6.88%          --
  Return After Taxes on
    Distributions                (22.46)     (3.36)     5.58           --
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                  (13.32)     (2.21)     5.14           --
Class B                                                                         10/18/93
  Return Before Taxes            (22.47)     (2.48)       --         5.29%
Class C                                                                         08/04/97
  Return Before Taxes            (19.27)     (2.10)       --        (1.11)
Class R(2)                                                                      03/31/78(2)
  Return Before Taxes            (18.02)     (1.59)     7.14           --
-----------------------------------------------------------------------------------------
S&P 500(3)                       (22.09)     (0.58)     9.34           --             --
Custom Balanced Index(4)          (9.47)      3.02      8.69           --             --
Lipper Balanced Fund Index(5)    (10.69)      2.10      7.53           --             --
-----------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C and R will vary.
(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The returns shown for these periods are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.
(3) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has also included the Custom Balanced Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Balanced Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(4) The Custom Balanced Index is an index created by A I M Advisors, Inc. to benchmark the fund. This index consists of 60% Russell 3000--Registered Trademark-- Index and 40% Lehman Brothers U.S. Aggregate Bond Index. The Russell 3000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
(5) The Lipper Balanced Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Balanced category. These funds invest to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically the stock/bond ratio is approximately 60/40.

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                               AIM BALANCED FUND
                               -----------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                   CLASS A       CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                     4.75%          None       None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)        None(1,2)      5.00%      1.00%      None(3)
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.51%     0.51%     0.51%     0.51%

Distribution and/or
Service (12b-1) Fees                        0.25      1.00      1.00      0.50

Other Expenses(5)                           0.30      0.30      0.30      0.30

Total Annual Fund
Operating Expenses                          1.06      1.81      1.81      1.31
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.
(5) Other Expenses for Class R shares are based on estimated average net assets for the current fiscal year.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $578     $796     $1,032     $1,708
Class B                                      684      869      1,180      1,930
Class C                                      284      569        980      2,127
Class R                                      133      415        718      1,579
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $578     $796     $1,032     $1,708
Class B                                      184      569        980      1,930
Class C                                      184      569        980      2,127
Class R                                      133      415        718      1,579
--------------------------------------------------------------------------------

                               -----------------
                               AIM BALANCED FUND
                               -----------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2002, the advisor received compensation of 0.51% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1992.

- Claude C. Cody IV, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1992.

- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

- Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

- Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1989.

- Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991.

    They are assisted by the Balanced and Investment Grade Teams. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Balanced Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist of both capital gains and ordinary income.

DIVIDENDS

The fund generally declares and pays dividends, if any, quarterly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                               -----------------
                               AIM BALANCED FUND
                               -----------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2002, 2001 and 2000 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years or periods was audited by other public accountants.


                                                                                     CLASS A
                                                 --------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------------
                                                    2002             2001               2000             1999             1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    25.94       $    30.10         $    32.69       $    28.23       $    25.78
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.49(a)          0.71(a)(b)         0.92(a)          0.82(a)          0.71(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          (5.09)           (4.14)             (2.23)            4.46             2.45
=================================================================================================================================
    Total from investment operations                  (4.60)           (3.43)             (1.31)            5.28             3.16
=================================================================================================================================
Less distributions:
  Dividends from net investment income                (0.53)           (0.73)             (0.79)           (0.82)           (0.65)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --               --              (0.49)              --            (0.06)
=================================================================================================================================
    Total distributions                               (0.53)           (0.73)             (1.28)           (0.82)           (0.71)
=================================================================================================================================
Net asset value, end of period                   $    20.81       $    25.94         $    30.10       $    32.69       $    28.23
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                      (17.85)%         (11.36)%            (4.18)%          19.04%           12.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $1,434,164       $2,284,776         $2,507,641       $1,800,350       $1,318,230
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                1.06%(d)         1.01%              0.96%            0.94%            0.95%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                               2.11%(d)         2.60%(b)           2.80%            2.81%            2.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                  78%              73%                55%              65%              43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.73 and the ratio of net investment income to average net assets would have been 2.67%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d) Ratios are based on average daily net assets of $1,892,162,129.

                               -----------------
                               AIM BALANCED FUND
                               -----------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                          CLASS B
                                                           ----------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                           ----------------------------------------------------------------------
                                                             2002            2001               2000          1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  25.88       $    30.01         $    32.61    $    28.18    $  25.75
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.31(a)          0.50(a)(b)         0.66(a)       0.58(a)     0.42(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (5.06)           (4.11)             (2.23)         4.45        2.51
=================================================================================================================================
    Total from investment operations                          (4.75)           (3.61)             (1.57)         5.03        2.93
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.36)           (0.52)             (0.54)        (0.60)      (0.44)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --               --              (0.49)           --       (0.06)
=================================================================================================================================
    Total distributions                                       (0.36)           (0.52)             (1.03)        (0.60)      (0.50)
=================================================================================================================================
Net asset value, end of period                             $  20.77       $    25.88         $    30.01    $    32.61    $  28.18
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                              (18.46)%         (12.01)%            (4.93)%       18.08%      11.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $766,330       $1,176,679         $1,358,823    $1,183,215    $894,165
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                        1.81%(d)         1.76%              1.73%         1.75%       1.76%
=================================================================================================================================
Ratio of net investment income to average net assets           1.36%(d)         1.86%(b)           2.03%         2.00%       2.00%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                          78%              73%                55%           65%         43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.52 and the ratio of net investment income to average net assets would have been 1.93%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d) Ratios are based on average daily net assets of $955,380,604.

                               -----------------
                               AIM BALANCED FUND
                               -----------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                          CLASS C
                                                              ----------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                2002           2001             2000        1999        1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  25.92       $  30.05         $  32.65    $  28.21    $  25.76
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.31(a)        0.50(a)(b)       0.66(a)     0.58(a)     0.42(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (5.07)         (4.11)           (2.23)       4.46        2.53
==============================================================================================================================
    Total from investment operations                             (4.76)         (3.61)           (1.57)       5.04        2.95
==============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.36)         (0.52)           (0.54)      (0.60)      (0.44)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --            (0.49)         --       (0.06)
==============================================================================================================================
    Total distributions                                          (0.36)         (0.52)           (1.03)      (0.60)      (0.50)
==============================================================================================================================
Net asset value, end of period                                $  20.80       $  25.92         $  30.05    $  32.65    $  28.21
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                                 (18.46)%       (11.99)%          (4.93)%     18.09%      11.60%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $302,346       $483,644         $365,510    $200,585    $114,163
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                           1.81%(d)       1.76%            1.73%       1.75%       1.73%
==============================================================================================================================
Ratio of net investment income to average net assets              1.36%(d)       1.85%(b)         2.03%       2.00%       2.03%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                             78%            73%              55%         65%         43%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.52 and the ratio of net investment income to average net assets would have been 1.92%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d) Ratios are based on average daily net assets of $387,307,420.


                                                                       CLASS R
                                                                ----------------------
                                                                 JUNE 3, 2002
                                                                (DATE SALES COMMENCED)
                                                                TO DECEMBER 31,
                                                                     2002
--------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 23.73
--------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                   0.22(a)
--------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                          (2.78)
======================================================================================
    Total from investment operations                                     (2.56)
======================================================================================
Less distributions from net investment income                            (0.34)
======================================================================================
Net asset value, end of period                                         $ 20.83
______________________________________________________________________________________
======================================================================================
Total return(b)                                                         (10.82)%
______________________________________________________________________________________
======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                               $   293
______________________________________________________________________________________
======================================================================================
Ratio of expenses to average net assets                                   1.33%(c)
======================================================================================
Ratio of net investment income to average net assets                      1.83%(c)
______________________________________________________________________________________
======================================================================================
Portfolio turnover rate                                                     78%
______________________________________________________________________________________
======================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $127,010.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)            CLASS A3              CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------------------
- Initial sales       - No initial sales    - No initial sales    - No initial sales    - No initial sales
  charge                charge                charge                charge                charge

- Reduced or waived   - No contingent       - Contingent          - Contingent          - Generally, no
  initial sales         deferred sales        deferred sales        deferred sales        contingent
  charge for certain    charge                charge on             charge on             deferred sales
  purchases(2,3)                              redemptions within    redemptions within    charge(2)
                                              six years             one year(5)

- Generally, lower    - 12b-1 fee of 0.35%  - 12b-1 fee of 1.00%  - 12b-1 fee of 1.00%  - 12b-1 fee of 0.50%
  distribution and
  service (12b-1)
  fee than Class B,
  Class C or Class R
  shares (See "Fee
  Table and Expense
  Example")

                      - Does not convert    - Converts to Class   - Does not convert    - Does not convert
                        to Class A shares     A shares at the       to Class A shares     to Class A shares
                                              end of the month
                                              which is eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions(4)

- Generally more      - Generally more      - Purchase orders     - Generally more      - Generally, only
  appropriate for       appropriate for       limited to amounts    appropriate for       available to the
  long-term             short-term            less than $250,000    short-term            following types of
  investors             investors                                   investors             retirement plans:
                                                                                          (i) all section
                                                                                          401 and 457 plans,
                                                                                          (ii) section 403
                                                                                          plans sponsored by
                                                                                          section 501(c)(3)
                                                                                          organizations, and
                                                                                          (iii) IRA
                                                                                          rollovers from
                                                                                          such plans if an
                                                                                          AIM Fund was
                                                                                          offered
------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

    AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
---------------------------------------------------------------
                                            INVESTOR'S
                                           SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                   AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
               Less than $   25,000      5.50%          5.82%
  $ 25,000 but less than $   50,000      5.25           5.54
  $ 50,000 but less than $  100,000      4.75           4.99
  $100,000 but less than $  250,000      3.75           3.90
  $250,000 but less than $  500,000      3.00           3.09
  $500,000 but less than $1,000,000      2.00           2.04
---------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $   50,000    4.75%        4.99%
  $ 50,000 but less than $  100,000    4.00         4.17
  $100,000 but less than $  250,000    3.75         3.90
  $250,000 but less than $  500,000    2.50         2.56
  $500,000 but less than $1,000,000    2.00         2.04
------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $  100,000    1.00%        1.01%
  $100,000 but less than $  250,000    0.75         0.76
  $250,000 but less than $1,000,000    0.50         0.50
------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

    If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

    Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                            CLASS B   CLASS C
----------------------------------------------------------
First                                      5%       1%
Second                                     4       None
Third                                      3       None
Fourth                                     3       None
Fifth                                      2       None
Sixth                                      1       None
Seventh and following                    None      None
----------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500                                             50
-------------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same

By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank Connection(SM)
                                       methods described above.                   option on your completed account
                                                                                  application or complete an AIM Bank
                                                                                  Connection form. Mail the application
                                                                                  or form to the transfer agent. Once the
                                                                                  transfer agent has received the form,
                                                                                  call the transfer agent to place your
                                                                                  purchase order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

    If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

    You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund; or

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund).

    You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another AIM Fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) one another;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or
     (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares; or

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--05/03

                               -----------------
                               AIM BALANCED FUND
                               -----------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM BALANCED FUND
 SEC 1940 Act file number: 811-1540
------------------------------------

AIMinvestments.com               BAL-PRO-1

                     AIM BASIC BALANCED FUND

                     May 1, 2003




                     Prospectus

                     AIM Basic Balanced Fund seeks to achieve long-term growth of capital and current income.

                     --------------------------------------------------------

                     This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     Investments in the fund:
                     - are not FDIC insured;
                     - may lose value; and
                     - are not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                            -----------------------
                            AIM BASIC BALANCED FUND
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Return                                  2

Performance Table                                    2
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    4
------------------------------------------------------
Sales Charges                                        4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            AIM BASIC BALANCED FUND
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital and current income. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in a broadly diversified portfolio of common stocks, preferred stocks, convertible securities and bonds. The fund invests without regard to market capitalization. The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities and a minimum of 30% and a maximum of 70% of its total assets in investment-grade non-convertible debt securities. The fund may also invest up to 25% of its total assets in convertible securities and up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting the percentages of assets to be invested in equity or debt securities, the portfolio managers consider such factors as general market and economic conditions, as well as trends, yields, interest rates and changes in fiscal and monetary policies. In selecting equity investments, the portfolio managers seek to identify those companies whose stock prices are undervalued by investors due to temporary factors and that provide the potential for attractive returns. The portfolio managers will purchase debt securities for both capital appreciation and income, and to provide portfolio diversification. The portfolio managers consider whether to sell a particular security when they believe that security no longer has that potential.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    The values of convertible securities in which the fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            -----------------------
                            AIM BASIC BALANCED FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Class A shares. The bar chart does not reflect sales loads. If it did, the annual total return shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2002...................................................................  -10.97%


    The Class A shares' year-to-date total return as of March 31, 2003 was -4.50%.

    During the period shown in the bar chart, the highest quarterly return was 5.98% (quarter ended December 31, 2002) and the lowest quarterly return was -11.63% (quarter ended September 30, 2002).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------
(for the periods ended                                SINCE          INCEPTION
December 31, 2002)                        1 YEAR    INCEPTION           DATE
----------------------------------------------------------------------------------
Class A                                                                09/28/01
  Return Before Taxes                     (15.23)%       (6.81)%
  Return After Taxes on Distributions     (15.61)        (7.25)
  Return After Taxes on Distributions
    and Sale of Fund Shares                (9.34)        (5.64)
Class B                                                                09/28/01
  Return Before Taxes                     (15.96)        (6.81)
Class C                                                                09/28/01
  Return Before Taxes                     (12.45)        (3.76)
----------------------------------------------------------------------------------
S&P 500(1)                                (22.09)       (11.18)(5)     09/30/01(5)
Russell 1000--Registered Trademark--
  Index(2)                                (21.65)       (10.50)(5)     09/30/01(5)
Custom Basic Balanced Index(3)             (5.39)        (0.94)(5)     09/30/01(5)
Lipper Balanced Fund Index(4)             (10.69)        (3.94)(5)     09/30/01(5)
----------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index rather than the Russell 1000--Registered Trademark-- Index because the Standard & Poor's 500 Index is a more widely recognized gauge of U.S. stock market performance. The fund has also included the Custom Basic Balanced Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Balanced Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(2) The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
(3) The Custom Basic Balanced Index is an index created by A I M Advisors, Inc. to benchmark the fund. This index consists of 60% Russell 1000--Registered Trademark-- Value Index and 40% Lehman Brothers U.S. Aggregate Bond Index. The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with lower price-to-book ratios and lower forecasted growth values. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
(4) The Lipper Balanced Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Balanced category. These funds invest to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically the stock/bond ratio is approximately 60/40.
(5) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                            -----------------------
                            AIM BASIC BALANCED FUND
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                               CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                  4.75%       None        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                               None(1,2)   5.00%       1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Management Fees                                     0.65%      0.65%      0.65%

Distribution and/or
Service (12b-1) Fees                                0.35       1.00       1.00

Other Expenses()                                    0.67       0.67       0.67

Total Annual Fund
Operating Expenses(4)                               1.67       2.32       2.32
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.
(4) The investment advisor has currently agreed to waive and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Operating Expenses of Class A shares to 1.50% (e.g. if AIM waives 0.17% of Class A expenses, AIM will also waive 0.17% of Class B and Class C expenses). Total Annual Fund Operating Expenses restated for this agreement for the fiscal year ended December 31, 2002 for Class A, Class B and Class C shares are 1.50%, 2.15% and 2.15%, respectively. This agreement may be terminated or modified at any time.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
Class A                                                          $637    $  976    $1,339     $2,357
Class B                                                           735     1,024     1,440      2,494
Class C                                                           335       724     1,240      2,656
-----------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
Class A                                                          $637    $  976    $1,339     $2,357
Class B                                                           235       724     1,240      2,494
Class C                                                           235       724     1,240      2,656
-----------------------------------------------------------------------------------------------------

                            -----------------------
                            AIM BASIC BALANCED FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal period ended December 31, 2002, the advisor received compensation of 0.46% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Robert G. Alley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1992.

- Matthew W. Seinsheimer (lead manager), Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was portfolio manager for American Indemnity Company.

- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student. From 1993 to 1997, he worked as a CPA for Deloitte & Touche.

- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

- Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1994.

- Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

- Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was vice president and portfolio manager with Van Kampen American Capital Asset Management, Inc.

    They are assisted by the Basic Value and Investment Grade Teams. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Basic Balanced Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist of both capital gains and ordinary income.

DIVIDENDS

The fund generally declares and pays dividends, if any, quarterly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                            -----------------------
                            AIM BASIC BALANCED FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                  CLASS A
                                                                -------------------------------------------
                                                                                    SEPTEMBER 28, 2001
                                                                 YEAR ENDED     (DATE OPERATIONS COMMENCED)
                                                                DECEMBER 31,          TO DECEMBER 31,
                                                                    2002                   2001
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 10.75                 $ 10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.11(a)                 0.03(a)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (1.28)                   0.76
===========================================================================================================
    Total from investment operations                                (1.17)                   0.79
===========================================================================================================
Less distributions from net investment income                       (0.12)                  (0.04)
===========================================================================================================
Net asset value, end of period                                    $  9.46                 $ 10.75
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                    (10.97)%                  7.94%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $32,414                 $10,753
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   1.48%(c)                1.43%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers                                                1.67%(c)                2.89%(d)
===========================================================================================================
Ratio of net investment income to average net assets                 1.15%(c)                1.16%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                                                42%                      7%
___________________________________________________________________________________________________________
===========================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average net assets of $23,201,428.
(d) Annualized.

                            -----------------------
                            AIM BASIC BALANCED FUND
                            -----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                  CLASS B
                                                                -------------------------------------------
                                                                                    SEPTEMBER 28, 2001
                                                                 YEAR ENDED     (DATE OPERATIONS COMMENCED)
                                                                DECEMBER 31,          TO DECEMBER 31,
                                                                    2002                   2001
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 10.75                 $ 10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.05(a)                 0.01(a)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (1.29)                   0.77
===========================================================================================================
    Total from investment operations                                (1.24)                   0.78
===========================================================================================================
Less distributions from net investment income                       (0.05)                  (0.03)
===========================================================================================================
Net asset value, end of period                                    $  9.46                 $ 10.75
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                    (11.56)%                  7.76%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $47,597                 $16,067
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.13%(c)                2.08%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers                                                2.32%(c)                3.54%(d)
===========================================================================================================
Ratio of net investment income to average net assets                 0.50%(c)                0.52%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                                                42%                      7%
___________________________________________________________________________________________________________
===========================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average net assets of $32,070,167.
(d) Annualized.

                                                                                   CLASS C
                                                                ----------------------------------------------
                                                                                       SEPTEMBER 28, 2001
                                                                 YEAR ENDED        (DATE OPERATIONS COMMENCED)
                                                                DECEMBER 31,             TO DECEMBER 31,
                                                                    2002                      2001
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 10.75                    $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.05(a)                   0.01(a)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (1.29)                     0.77
==============================================================================================================
    Total from investment operations                                (1.24)                     0.78
==============================================================================================================
Less distributions from net investment income                       (0.05)                    (0.03)
==============================================================================================================
Net asset value, end of period                                    $  9.46                    $10.75
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                    (11.57)%                    7.76%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $15,727                    $5,168
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.13%(c)                  2.08%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                2.32%(c)                  3.54%(d)
==============================================================================================================
Ratio of net investment income to average net assets                 0.50%(c)                  0.52%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate                                                42%                        7%
______________________________________________________________________________________________________________
==============================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average net assets of $10,187,588.
(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)            CLASS A3              CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------------------
- Initial sales       - No initial sales    - No initial sales    - No initial sales    - No initial sales
  charge                charge                charge                charge                charge

- Reduced or waived   - No contingent       - Contingent          - Contingent          - Generally, no
  initial sales         deferred sales        deferred sales        deferred sales        contingent
  charge for certain    charge                charge on             charge on             deferred sales
  purchases(2,3)                              redemptions within    redemptions within    charge(2)
                                              six years             one year(5)

- Generally, lower    - 12b-1 fee of 0.35%  - 12b-1 fee of 1.00%  - 12b-1 fee of 1.00%  - 12b-1 fee of 0.50%
  distribution and
  service (12b-1)
  fee than Class B,
  Class C or Class R
  shares (See "Fee
  Table and Expense
  Example")

                      - Does not convert    - Converts to Class   - Does not convert    - Does not convert
                        to Class A shares     A shares at the       to Class A shares     to Class A shares
                                              end of the month
                                              which is eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions(4)

- Generally more      - Generally more      - Purchase orders     - Generally more      - Generally, only
  appropriate for       appropriate for       limited to amounts    appropriate for       available to the
  long-term             short-term            less than $250,000    short-term            following types of
  investors             investors                                   investors             retirement plans:
                                                                                          (i) all section
                                                                                          401 and 457 plans,
                                                                                          (ii) section 403
                                                                                          plans sponsored by
                                                                                          section 501(c)(3)
                                                                                          organizations, and
                                                                                          (iii) IRA
                                                                                          rollovers from
                                                                                          such plans if an
                                                                                          AIM Fund was
                                                                                          offered
------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

    AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
---------------------------------------------------------------
                                            INVESTOR'S
                                           SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                   AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
               Less than $   25,000      5.50%          5.82%
  $ 25,000 but less than $   50,000      5.25           5.54
  $ 50,000 but less than $  100,000      4.75           4.99
  $100,000 but less than $  250,000      3.75           3.90
  $250,000 but less than $  500,000      3.00           3.09
  $500,000 but less than $1,000,000      2.00           2.04
---------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $   50,000    4.75%        4.99%
  $ 50,000 but less than $  100,000    4.00         4.17
  $100,000 but less than $  250,000    3.75         3.90
  $250,000 but less than $  500,000    2.50         2.56
  $500,000 but less than $1,000,000    2.00         2.04
------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $  100,000    1.00%        1.01%
  $100,000 but less than $  250,000    0.75         0.76
  $250,000 but less than $1,000,000    0.50         0.50
------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

    If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

    Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                            CLASS B   CLASS C
----------------------------------------------------------
First                                      5%       1%
Second                                     4       None
Third                                      3       None
Fourth                                     3       None
Fifth                                      2       None
Sixth                                      1       None
Seventh and following                    None      None
----------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500                                             50
-------------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same

By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank Connection(SM)
                                       methods described above.                   option on your completed account
                                                                                  application or complete an AIM Bank
                                                                                  Connection form. Mail the application
                                                                                  or form to the transfer agent. Once the
                                                                                  transfer agent has received the form,
                                                                                  call the transfer agent to place your
                                                                                  purchase order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

    If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

    You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund; or

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund).

    You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another AIM Fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) one another;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or
     (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares; or

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--05/03

                            -----------------------
                            AIM BASIC BALANCED FUND
                            -----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds;--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM BASIC BALANCED FUND
 SEC 1940 Act file number: 811-1540
------------------------------------

AIMinvestments.com               BBA-PRO-1

                     AIM EUROPEAN SMALL COMPANY FUND

                     May 1, 2003




                     Prospectus

                     AIM European Small Company Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     Investments in the fund:
                     - are not FDIC insured;
                     - may lose value; and
                     - are not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                        -------------------------------
                        AIM EUROPEAN SMALL COMPANY FUND
                        -------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

Future Fund Closure                                  5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        -------------------------------
                        AIM EUROPEAN SMALL COMPANY FUND
                        -------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of small European companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers various factors when determining whether a company is in Europe, including whether (1) it is organized under the laws of a country in Europe; (2) it has a principal office in a country in Europe; (3) it derives 50% or more of its total revenues from business in a country in Europe; or (4) its equity securities are traded principally on a stock exchange, or in an over-the-counter market, in a country in Europe. The fund considers a company to be a small company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Under normal conditions, the top 10 holdings may comprise up to one-third of the fund's total assets.

    The fund will normally invest in the securities of companies located in at least three European countries. The fund may invest up to 35% of its total assets in European companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles.

    The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of European companies. The fund may invest up to 20% of its assets in securities of non-European companies. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on companies that are experiencing strong growth and have prospects for future long-term growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    The fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can. With respect to 50% of its assets, a non-diversified fund is permitted to invest more than 5% of its assets in the securities of any one issuer.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

                        -------------------------------
                        AIM EUROPEAN SMALL COMPANY FUND
                        -------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of small companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Because a large percentage of the fund's assets may be invested in a limited number of securities, and because the fund is non-diversified, the value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk than if the fund invested more broadly or if it were diversified.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        -------------------------------
                        AIM EUROPEAN SMALL COMPANY FUND
                        -------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2001...................................................................  -21.59%
2002...................................................................    2.50%


    The Class A shares' year-to-date total return as of March 31, 2003 was -2.04%.

    During the period shown in the bar chart, the highest quarterly return was 16.72% (quarter ended December 31, 2001) and the lowest quarterly return was -19.08% (quarter ended March 31, 2001).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------
(for the periods ended                                 SINCE          INCEPTION
December 31, 2002)                        1 YEAR     INCEPTION           DATE
-----------------------------------------------------------------------------------
Class A                                                                 08/31/00
  Return Before Taxes                       (3.15)%      (14.16)%
  Return After Taxes on Distributions       (3.15)       (14.24)
  Return After Taxes on Distributions
    and Sale of Fund Shares                 (1.94)       (11.12)
Class B                                                                 08/31/00
  Return Before Taxes                       (3.32)       (13.77)
Class C                                                                 08/31/00
  Return Before Taxes                        0.82        (12.64)
-----------------------------------------------------------------------------------
MSCI EAFE Index(1)                         (15.94)       (19.01)(5)     08/31/00(5)
MSCI Europe Index(2)                       (18.38)       (17.66)(5)     08/31/00(5)
MSCI European Small Cap Index(3)           (14.35)       (13.42)(5)     08/31/00(5)
Lipper European Region Fund Index(4)       (17.43)       (19.81)(5)     08/31/00(5)
-----------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) The Morgan Stanley Capital International Europe, Australasia and Far East Index measures performance of global stock markets in 20 developed countries. The fund has elected to use the MSCI EAFE Index as its broad-based index rather than the Morgan Stanley Capital International Europe Index because the MSCI EAFE Index is a more widely recognized gauge of International stock market performance. The fund has also included the Morgan Stanley Capital International European Small Cap Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper European Region Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(2) The MSCI Europe Index is an unmanaged index that is designed to represent the performance of developed stock markets in Europe.
(3) The MSCI European Small Cap Index includes approximately 500 securities from 15 eligible European countries. MSCI selects the most liquid securities relative to their market capitalization, and targets for index inclusion 40% of the full market capitalization of the eligible small cap universe within each industry group, within each country.
(4) The Lipper European Region Fund Index is an equally weighted representation of the 30 largest funds in the Lipper European Region category. The funds concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the European region or a single country within this region.
(5) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                        -------------------------------
                        AIM EUROPEAN SMALL COMPANY FUND
                        -------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                   CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                     5.50%      None       None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption
proceeds, whichever is less)                       None (1, 2)  5.00%     1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Management Fees                                     0.95%      0.95%      0.95%

Distribution and/or Service (12b-1) Fees            0.35       1.00       1.00

Other Expenses                                      1.75       1.75       1.75

Total Annual Fund Operating Expenses                3.05       3.70       3.70
Fee Waivers(4)                                      1.04       1.04       1.04
Net Expenses                                        2.01       2.66       2.66
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.
(4) The investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 2.00% (e.g., if AIM waives 1.04% of Class A share expenses, AIM will also waive 1.04% of Class B and Class C share expenses). The expense limitation agreement is in effect from July 1, 2002 through June 30, 2003.

You may be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $841    $1,440    $2,063     $3,729
Class B                                      872     1,432     2,111      3,808
Class C                                      472     1,132     1,911      3,950
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $841    $1,440    $2,063     $3,729
Class B                                      372     1,132     1,911      3,808
Class C                                      372     1,132     1,911      3,950
--------------------------------------------------------------------------------

                        -------------------------------
                        AIM EUROPEAN SMALL COMPANY FUND
                        -------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2002, the advisor did not receive any compensation.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Jason T. Holzer, (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1996.

- Borge Endresen, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1999. Prior to 1999, he was a full time student.

    They are assisted by the Europe/Canada Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM European Small Company Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

FUTURE FUND CLOSURE

Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund may discontinue public sales of its shares to new investors after assets reach approximately $1 billion. Existing shareholders of the fund who maintain open accounts will be permitted to continue to make additional investments in the fund.

    During this closed period, the fund may impose different requirements for additional investments. Also, during this closed period the fund will continue to pay Rule 12b-1 fees, however, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares. The Rule 12b-1 fees for Class B and Class C shares will not be reduced during this closed period.

    The fund may resume sales of shares to new investors at some future date if the Board of Trustees determines that it would be in the best interest of shareholders.

                        -------------------------------
                        AIM EUROPEAN SMALL COMPANY FUND
                        -------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                CLASS A
                                                              --------------------------------------------
                                                                                          AUGUST 31, 2000
                                                                   YEAR ENDED             (DATE OPERATIONS
                                                                  DECEMBER 31,             COMMENCED) TO
                                                              ---------------------         DECEMBER 31,
                                                               2002          2001               2000
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  7.19       $  9.17            $10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.04)(a)     (0.05)(a)         (0.04)(a)
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.22         (1.93)            (0.74)
==========================================================================================================
    Total from investment operations                             0.18         (1.98)            (0.78)
==========================================================================================================
Less dividends from net investment income                          --            --             (0.05)
==========================================================================================================
Net asset value, end of period                                $  7.37       $  7.19            $ 9.17
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                  2.50%       (21.59)%           (7.84)%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $13,597       $ 6,969            $8,606
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.01%(c)      2.01%             2.07%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers                                            3.05%(c)      4.65%             6.28%(d)
==========================================================================================================
Ratio of net investment income (loss) to average net assets     (0.51)%(c)    (0.61)%           (1.28)%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate                                           119%          152%               25%
__________________________________________________________________________________________________________
==========================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $12,636,585.
(d) Annualized.

                        -------------------------------
                        AIM EUROPEAN SMALL COMPANY FUND
                        -------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                CLASS B
                                                              -------------------------------------------
                                                                                         AUGUST 31, 2000
                                                                   YEAR ENDED            (DATE OPERATIONS
                                                                  DECEMBER 31,            COMMENCED) TO
                                                              --------------------         DECEMBER 31,
                                                               2002         2001               2000
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 7.15       $  9.17            $10.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.09)(a)     (0.10)(a)         (0.06)(a)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.21         (1.92)            (0.74)
=========================================================================================================
    Total from investment operations                            0.12         (2.02)            (0.80)
=========================================================================================================
Less dividends from net investment income                         --            --             (0.03)
=========================================================================================================
Net asset value, end of period                                $ 7.27       $  7.15            $ 9.17
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                                 1.68%       (22.03)%           (7.99)%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $5,689       $ 2,330            $2,851
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.66%(c)      2.71%             2.77%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers                                           3.70%(c)      5.36%             6.98%(d)
=========================================================================================================
Ratio of net investment income (loss) to average net assets    (1.16)%(c)    (1.31)%           (1.98)%(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate                                          119%          152%               25%
_________________________________________________________________________________________________________
=========================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $6,450,082.
(d) Annualized.

                                                                                CLASS C
                                                              -------------------------------------------
                                                                                         AUGUST 31, 2000
                                                                   YEAR ENDED            (DATE OPERATIONS
                                                                  DECEMBER 31,            COMMENCED) TO
                                                              --------------------         DECEMBER 31,
                                                               2002         2001               2000
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 7.14       $  9.17            $10.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.09)(a)     (0.10)(a)         (0.06)(a)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.22         (1.93)            (0.74)
=========================================================================================================
    Total from investment operations                            0.13         (2.03)            (0.80)
=========================================================================================================
Less dividends from net investment income                         --            --             (0.03)
=========================================================================================================
Net asset value, end of period                                $ 7.27       $  7.14            $ 9.17
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                                 1.82%       (22.14)%           (7.99)%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,057       $ 1,091            $1,073
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.66%(c)      2.71%             2.77%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers                                           3.70%(c)      5.36%             6.98%(d)
=========================================================================================================
Ratio of net investment income (loss) to average net assets    (1.16)%(c)    (1.31)%           (1.98)%(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate                                          119%          152%               25%
_________________________________________________________________________________________________________
=========================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $1,712,492.
(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)            CLASS A3              CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------------------
- Initial sales       - No initial sales    - No initial sales    - No initial sales    - No initial sales
  charge                charge                charge                charge                charge

- Reduced or waived   - No contingent       - Contingent          - Contingent          - Generally, no
  initial sales         deferred sales        deferred sales        deferred sales        contingent
  charge for certain    charge                charge on             charge on             deferred sales
  purchases(2,3)                              redemptions within    redemptions within    charge(2)
                                              six years             one year(5)

- Generally, lower    - 12b-1 fee of 0.35%  - 12b-1 fee of 1.00%  - 12b-1 fee of 1.00%  - 12b-1 fee of 0.50%
  distribution and
  service (12b-1)
  fee than Class B,
  Class C or Class R
  shares (See "Fee
  Table and Expense
  Example")

                      - Does not convert    - Converts to Class   - Does not convert    - Does not convert
                        to Class A shares     A shares at the       to Class A shares     to Class A shares
                                              end of the month
                                              which is eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions(4)

- Generally more      - Generally more      - Purchase orders     - Generally more      - Generally, only
  appropriate for       appropriate for       limited to amounts    appropriate for       available to the
  long-term             short-term            less than $250,000    short-term            following types of
  investors             investors                                   investors             retirement plans:
                                                                                          (i) all section
                                                                                          401 and 457 plans,
                                                                                          (ii) section 403
                                                                                          plans sponsored by
                                                                                          section 501(c)(3)
                                                                                          organizations, and
                                                                                          (iii) IRA
                                                                                          rollovers from
                                                                                          such plans if an
                                                                                          AIM Fund was
                                                                                          offered
------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

    AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
---------------------------------------------------------------
                                            INVESTOR'S
                                           SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                   AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
               Less than $   25,000      5.50%          5.82%
  $ 25,000 but less than $   50,000      5.25           5.54
  $ 50,000 but less than $  100,000      4.75           4.99
  $100,000 but less than $  250,000      3.75           3.90
  $250,000 but less than $  500,000      3.00           3.09
  $500,000 but less than $1,000,000      2.00           2.04
---------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $   50,000    4.75%        4.99%
  $ 50,000 but less than $  100,000    4.00         4.17
  $100,000 but less than $  250,000    3.75         3.90
  $250,000 but less than $  500,000    2.50         2.56
  $500,000 but less than $1,000,000    2.00         2.04
------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $  100,000    1.00%        1.01%
  $100,000 but less than $  250,000    0.75         0.76
  $250,000 but less than $1,000,000    0.50         0.50
------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

    If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

    Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                            CLASS B   CLASS C
----------------------------------------------------------
First                                      5%       1%
Second                                     4       None
Third                                      3       None
Fourth                                     3       None
Fifth                                      2       None
Sixth                                      1       None
Seventh and following                    None      None
----------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500                                             50
-------------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same

By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank Connection(SM)
                                       methods described above.                   option on your completed account
                                                                                  application or complete an AIM Bank
                                                                                  Connection form. Mail the application
                                                                                  or form to the transfer agent. Once the
                                                                                  transfer agent has received the form,
                                                                                  call the transfer agent to place your
                                                                                  purchase order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

    If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

    You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund; or

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund).

    You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another AIM Fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) one another;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or
     (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares; or

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--05/03

                        -------------------------------
                        AIM EUROPEAN SMALL COMPANY FUND
                        -------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM EUROPEAN SMALL COMPANY FUND
 SEC 1940 Act file number: 811-1540
------------------------------------

AIMinvestments.com               ESC-PRO-1

                     AIM GLOBAL UTILITIES FUND

                     May 1, 2003




                     Prospectus

                     AIM Global Utilities Fund seeks to achieve a high total return.

                     --------------------------------------------------------

                     This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     Investments in the fund:
                     - are not FDIC insured;
                     - may lose value; and
                     - are not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                           -------------------------
                           AIM GLOBAL UTILITIES FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           -------------------------
                           AIM GLOBAL UTILITIES FUND
                           -------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high total return. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of domestic and foreign public utility companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, and debt securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may also invest in non-utility securities, but generally will invest in securities of companies that derive revenues from utility-related activities such as providing services, equipment or fuel sources to utilities. Such companies may include those that provide maintenance services to electric, telephone or natural gas utilities; companies that provide energy sources such as coal or uranium; fuel services and equipment companies; companies that provide pollution control for water utilities; and companies that build pipelines or turbines which help produce electricity.

    The fund may invest up to 80% of its total assets in foreign securities, including up to 20% of its total assets in securities of issuers located in developing countries. Developing countries are those that are in the initial stages of their industrial cycles. The fund will normally invest in the securities of companies located in at least four different countries, including the United States. The fund may invest a significant amount of its assets in the securities of U.S. issuers. The fund may invest up to 25% of its total assets in convertible securities. The fund may also invest up to 25% of its total assets in non-convertible bonds. The fund may invest up to 10% of its total assets in lower-quality debt securities, i.e., "junk bonds." For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can. With respect to 50% of its assets, a non-diversified fund is permitted to invest more than 5% of its assets in the securities of any one issuer.

    The portfolio managers focus on securities that have favorable prospects for high total return. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments.

                           -------------------------
                           AIM GLOBAL UTILITIES FUND
                           -------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    The value of the fund's shares is particularly vulnerable to factors affecting the utility company industry, such as substantial economic, operational, competitive, or regulatory changes. Such changes may, among other things, increase compliance costs or the costs of doing business. In addition, increases in fuel, energy and other prices have historically limited the growth potential of utility companies. Because the fund focuses its investments in the public utility industry, the value of your shares may rise and fall more than the value of shares of a fund that invests more broadly.

    Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. The value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

    The prices of foreign securities may be further affected by other factors including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are valued.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in other countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           -------------------------
                           AIM GLOBAL UTILITIES FUND
                           -------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS(1)
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................   12.32%
1994...................................................................  -11.57%
1995...................................................................   28.07%
1996...................................................................   13.88%
1997...................................................................   23.71%
1998...................................................................   16.01%
1999...................................................................   34.15%
2000...................................................................   -2.54%
2001...................................................................  -28.33%
2002...................................................................  -25.96%


    The Class A shares' year-to-date total return as of March 31, 2003 was -5.35%.

    During the periods shown in the bar chart, the highest quarterly return was 26.35% (quarter ended December 31, 1999) and the lowest quarterly return was -20.60% (quarter ended September 30, 2002).

PERFORMANCE TABLE(1)

The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------
(for the periods ended                                            SINCE         INCEPTION
December 31, 2002)              1 YEAR     5 YEARS    10 YEARS   INCEPTION(2)     DATE
-----------------------------------------------------------------------------------------
Class A                                                                         01/19/88
  Return Before Taxes            (30.03)%   (5.32)%     3.15%          --
  Return After Taxes on
    Distributions                (30.87)    (7.11)      1.32           --
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                  (18.40)    (4.22)      2.07           --
Class B                                                                         09/01/93
  Return Before Taxes            (30.15)    (5.27)        --         1.46%
Class C                                                                         08/04/97
  Return Before Taxes            (27.23)    (4.98)        --        (2.96)
-----------------------------------------------------------------------------------------
S&P 500(3)                       (22.09)    (0.58)      9.34           --             --
Lipper Utility Fund Index(4)     (22.07)    (2.19)      4.87           --             --
-----------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) A significant portion of the fund's returns during certain periods prior to 2001 was attributable to its investments in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.
(2) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(3) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. In addition, the Lipper Utility Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(4) The Lipper Utility Fund Index measures the performance of the 30 largest utilities funds chartered by Lipper Analytical Services, Inc., an independent mutual funds performance monitor.

                           -------------------------
                           AIM GLOBAL UTILITIES FUND
                           -------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                   CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                 5.50%      None       None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)         None(1,2)  5.00%      1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Management Fees(4)                                  0.60%      0.60%      0.60%

Distribution and/or Service (12b-1) Fees            0.25       1.00       1.00

Other Expenses()                                    0.48       0.48       0.48

Total Annual Fund Operating Expenses                1.33       2.08       2.08
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.
(4) Effective September 23, 2002 through September 22, 2003, the investment advisor has agreed to waive advisory fees in the amount of 0.02% of average net assets. Total Annual Fund Operating Expenses were the same net of this waiver.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $678     $948     $1,239     $2,063
Class B                                      711      952      1,319      2,219
Class C                                      311      652      1,119      2,410
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A..................................   $678     $948     $1,239     $2,063
Class B..................................    211      652      1,119      2,219
Class C..................................    211      652      1,119      2,410
--------------------------------------------------------------------------------

                           -------------------------
                           AIM GLOBAL UTILITIES FUND
                           -------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2002, the advisor received compensation of 0.60% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1992.

- Claude C. Cody IV, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1992.

- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a global fixed-income portfolio manager for Nicholas Applegate Capital Management.

- Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1989.

- Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991.

    They are assisted by the Balanced and Investment Grade Teams. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Global Utilities Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist of capital gains and ordinary income.

DIVIDENDS

The fund generally declares and pays dividends, if any, quarterly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                           -------------------------
                           AIM GLOBAL UTILITIES FUND
                           -------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002, 2001 and 2000 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.

    A significant portion of the fund's returns was attributable to its investments in IPOs during certain fiscal years prior to 2001, including the fiscal year ended 2000, which had a magnified impact on the fund due to its relatively small asset base during that period. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.


                                                                                            CLASS A
                                                              -------------------------------------------------------------------

                                                                                    YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------------
                                                                2002          2001             2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  15.64      $  22.45         $  26.08      $  21.01      $  19.26
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.37(a)       0.29(a)(b)       0.33(a)       0.38(a)       0.48
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (4.40)        (6.63)           (1.00)         6.60          2.53
=================================================================================================================================
    Total from investment operations                             (4.03)        (6.34)           (0.67)         6.98          3.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.39)        (0.29)           (0.28)        (0.35)        (0.46)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --         (0.18)           (2.68)        (1.56)        (0.80)
=================================================================================================================================
    Total distributions                                          (0.39)        (0.47)           (2.96)        (1.91)        (1.26)
=================================================================================================================================
Net asset value, end of period                                $  11.22      $  15.64         $  22.45      $  26.08      $  21.01
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                 (25.96)%      (28.33)%          (2.54)%       34.15%        16.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $106,962      $171,432         $267,200      $238,432      $196,665
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                           1.33%(d)      1.12%            1.03%         1.10%         1.06%
=================================================================================================================================
Ratio of net investment income to average net assets              2.88%(d)      1.53%(b)         1.23%         1.69%         2.39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             54%           19%              52%           37%           38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.30 and the ratio of net investment income to average net assets would have been 1.57%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d) Ratios are based on average daily net assets of $131,746,999.

                           -------------------------
                           AIM GLOBAL UTILITIES FUND
                           -------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                           CLASS B
                                                              -----------------------------------------------------------------

                                                                                   YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                               2002         2001             2000          1999          1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.60      $ 22.38         $  26.03      $  20.98      $  19.24
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.28(a)      0.15(a)(b)       0.13(a)       0.21(a)       0.33
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (4.41)       (6.60)           (1.01)         6.59          2.53
===============================================================================================================================
    Total from investment operations                            (4.13)       (6.45)           (0.88)         6.80          2.86
===============================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.28)       (0.15)           (0.09)        (0.19)        (0.32)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --        (0.18)           (2.68)        (1.56)        (0.80)
===============================================================================================================================
    Total distributions                                         (0.28)       (0.33)           (2.77)        (1.75)        (1.12)
===============================================================================================================================
Net asset value, end of period                                $ 11.19      $ 15.60         $  22.38      $  26.03      $  20.98
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                                (26.56)%     (28.87)%          (3.28)%       33.16%        15.14%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $44,071      $94,615         $160,820      $142,632      $111,866
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                          2.08%(d)     1.88%            1.80%         1.84%         1.81%
===============================================================================================================================
Ratio of net investment income to average net assets             2.13%(d)     0.78%(b)         0.46%         0.95%         1.64%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                            54%          19%              52%           37%           38%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been the same and the ratio of net investment income to average net assets would have been 0.81%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d) Ratios are based on average daily net assets of $62,367,097.


                                                                                        CLASS C
                                                              ------------------------------------------------------------

                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                               2002         2001            2000         1999        1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.59      $ 22.37         $ 26.02      $20.97      $19.24
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.28(a)      0.15(a)(b)      0.13(a)     0.21(a)     0.33
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (4.40)       (6.60)          (1.01)       6.59        2.52
==========================================================================================================================
    Total from investment operations                            (4.12)       (6.45)          (0.88)       6.80        2.85
==========================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.28)       (0.15)          (0.09)      (0.19)      (0.32)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --        (0.18)          (2.68)      (1.56)      (0.80)
==========================================================================================================================
    Total distributions                                         (0.28)       (0.33)          (2.77)      (1.75)      (1.12)
==========================================================================================================================
Net asset value, end of period                                $ 11.19      $ 15.59         $ 22.37      $26.02      $20.97
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                                (26.52)%     (28.88)%         (3.28)%     33.18%      15.09%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 6,050      $11,679         $17,727      $6,702      $2,994
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                          2.08%(d)     1.88%           1.80%       1.84%       1.81%
==========================================================================================================================
Ratio of net investment income to average net assets             2.13%(d)     0.78%(b)        0.46%       0.95%       1.64%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                            54%          19%             52%         37%         38%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been the same and the ratio of net investment income to average net assets would have been 0.81%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d) Ratios are based on average daily net assets of $8,314,308.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)            CLASS A3              CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------------------
- Initial sales       - No initial sales    - No initial sales    - No initial sales    - No initial sales
  charge                charge                charge                charge                charge

- Reduced or waived   - No contingent       - Contingent          - Contingent          - Generally, no
  initial sales         deferred sales        deferred sales        deferred sales        contingent
  charge for certain    charge                charge on             charge on             deferred sales
  purchases(2,3)                              redemptions within    redemptions within    charge(2)
                                              six years             one year(5)

- Generally, lower    - 12b-1 fee of 0.35%  - 12b-1 fee of 1.00%  - 12b-1 fee of 1.00%  - 12b-1 fee of 0.50%
  distribution and
  service (12b-1)
  fee than Class B,
  Class C or Class R
  shares (See "Fee
  Table and Expense
  Example")

                      - Does not convert    - Converts to Class   - Does not convert    - Does not convert
                        to Class A shares     A shares at the       to Class A shares     to Class A shares
                                              end of the month
                                              which is eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions(4)

- Generally more      - Generally more      - Purchase orders     - Generally more      - Generally, only
  appropriate for       appropriate for       limited to amounts    appropriate for       available to the
  long-term             short-term            less than $250,000    short-term            following types of
  investors             investors                                   investors             retirement plans:
                                                                                          (i) all section
                                                                                          401 and 457 plans,
                                                                                          (ii) section 403
                                                                                          plans sponsored by
                                                                                          section 501(c)(3)
                                                                                          organizations, and
                                                                                          (iii) IRA
                                                                                          rollovers from
                                                                                          such plans if an
                                                                                          AIM Fund was
                                                                                          offered
------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

    AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
---------------------------------------------------------------
                                            INVESTOR'S
                                           SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                   AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
               Less than $   25,000      5.50%          5.82%
  $ 25,000 but less than $   50,000      5.25           5.54
  $ 50,000 but less than $  100,000      4.75           4.99
  $100,000 but less than $  250,000      3.75           3.90
  $250,000 but less than $  500,000      3.00           3.09
  $500,000 but less than $1,000,000      2.00           2.04
---------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $   50,000    4.75%        4.99%
  $ 50,000 but less than $  100,000    4.00         4.17
  $100,000 but less than $  250,000    3.75         3.90
  $250,000 but less than $  500,000    2.50         2.56
  $500,000 but less than $1,000,000    2.00         2.04
------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $  100,000    1.00%        1.01%
  $100,000 but less than $  250,000    0.75         0.76
  $250,000 but less than $1,000,000    0.50         0.50
------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

    If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

    Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                            CLASS B   CLASS C
----------------------------------------------------------
First                                      5%       1%
Second                                     4       None
Third                                      3       None
Fourth                                     3       None
Fifth                                      2       None
Sixth                                      1       None
Seventh and following                    None      None
----------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500                                             50
-------------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same

By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank Connection(SM)
                                       methods described above.                   option on your completed account
                                                                                  application or complete an AIM Bank
                                                                                  Connection form. Mail the application
                                                                                  or form to the transfer agent. Once the
                                                                                  transfer agent has received the form,
                                                                                  call the transfer agent to place your
                                                                                  purchase order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

    If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

    You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund; or

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund).

    You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another AIM Fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) one another;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or
     (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares; or

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--05/03

                           -------------------------
                           AIM GLOBAL UTILITIES FUND
                           -------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


-------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM GLOBAL UTILITIES FUND
 SEC 1940 Act file number: 811-1540
------------------------------------

AIMinvestments.com               GLU-PRO-1

                     AIM GLOBAL VALUE FUND

                     May 1, 2003

                     Prospectus

                     AIM Global Value Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                             ---------------------
                             AIM GLOBAL VALUE FUND
                             ---------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fee Table                                            5

Expense Example                                      5

FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisor                                          6

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    6
------------------------------------------------------
Sales Charges                                        6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ---------------------
                             AIM GLOBAL VALUE FUND
                             ---------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective generally by investing in marketable equity securities of domestic issuers and foreign issuers; however, the fund may invest up to 80% of its total assets in marketable equity securities of foreign issuers. The fund invests without regard to market capitalization and will normally invest in the securities of companies located in at least four countries, including the United States. The fund will usually maintain at least 20% of its total assets in U.S. dollar denominated securities.

    The fund emphasizes investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The fund may also invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest in securities exchangeable for or convertible into marketable equity securities of foreign and domestic issuers.

    The fund also may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may invest up to 30% of its total assets in high-grade short-term securities and in debt securities, including U.S. Government obligations, investment-grade corporate bonds and taxable municipal securities. Under normal conditions, the top ten holdings may comprise up to 50% of the fund's total assets. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on companies that they believe trade below their intrinsic value, based on standard industry measurements and other subjective measurements considered appropriate by the portfolio managers from time to time.

    The portfolio managers may invest in securities that may increase in value as the result of a catalyst such as a new product launch, a restructuring, a management change, or a divestiture of a portion of a company. The portfolio managers may sell the security once they believe that the catalyst has caused the intrinsic value of the security to be realized or they believe that the company may not realize its full market value in the form of increased equity values.

    The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical companies, (2) established companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this market value in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

    In selecting countries in which the fund will invest, the fund's portfolio managers also consider such factors as the prospect for relative economic growth of countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The fund's portfolio managers consider whether to remain invested in a particular country when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

                             ---------------------
                             AIM GLOBAL VALUE FUND
                             ---------------------

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Because a large percentage of the fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the fund.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ---------------------
                             AIM GLOBAL VALUE FUND
                             ---------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2001...................................................................  -1.49%
2002...................................................................  -8.08%


    The Class A shares' year-to-date total return as of March 31, 2003 was -2.65%.

    During the period shown in the bar chart, the highest quarterly return was 14.68% (quarter ended December 31, 2001) and the lowest quarterly return was -13.40% (quarter ended March 31, 2001).

                             ---------------------
                             AIM GLOBAL VALUE FUND
                             ---------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
(for the periods ended December 31, 2002)         1 YEAR   INCEPTION     DATE
--------------------------------------------------------------------------------
Class A                                                                12/29/00
  Return Before Taxes                             (13.11)%   (7.47)%
  Return After Taxes on Distributions             (13.13)    (7.48)
  Return After Taxes on Distributions and Sale
     of Fund Shares                                (8.05)    (5.93)
Class B                                                                12/29/00
  Return Before Taxes                             (13.25)    (6.86)
Class C                                                                12/29/00
  Return Before Taxes                              (9.60)    (5.43)
--------------------------------------------------------------------------------
MSCI World Index(1)                               (19.89)   (18.37)(5) 12/31/00(5)
MSCI AC World Free Index(2)                       (19.32)   (17.46)    12/31/00(5)
MSCI World Value Free Index(3)                    (19.94)   (17.47)(5) 12/31/00(5)
Lipper Global Fund Index(4)                       (18.65)   (17.22)(5) 12/31/00(5)
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) The Morgan Stanley Capital International World Index measures the performance of 1,578 securities listed on major world stock exchanges. The fund has elected to use the MSCI World Index as its broad based index rather than the Morgan Stanley Capital International All Country World Free Index because the MSCI World Index is a more widely recognized gauge of Global stock market performance. The fund has also included the Morgan Stanley Capital International World Value Free Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Global Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(2) The MSCI AC World Free Index measures the performance of securities available to foreign investors listed on the major world stock exchanges of 47 markets, including both developed and emerging markets.
(3) MSCI World Value Free Index includes buyable opportunities from 23 developed countries and is designed to measure global development market "value" equity performance.
(4) The Lipper Global Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Global Funds category. These funds invest at least 25% of their portfolios in securities traded outside of the United States.
(5) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                             ---------------------
                             AIM GLOBAL VALUE FUND
                             ---------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                               CLASS A        CLASS B    CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                 5.50%          None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                              None(1,2)      5.00%      1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Management Fees                                      0.85%      0.85%      0.85%

Distribution and/or Service (12b-1) Fees             0.35       1.00       1.00

Other Expenses                                       1.55       1.55       1.55

Total Annual Fund Operating Expenses                 2.75       3.40       3.40

Fee Waivers(4)                                       0.75       0.75       0.75

Net Expenses                                         2.00       2.65       2.65
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.
(4) The investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 2.00% (e.g., if AIM waives 0.75% of Class A share expenses, AIM will also waive 0.75% of Class B and Class C share expenses). The expense limitation agreement is in effect from July 1, 2002 through June 30, 2003.


You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $813    $1,356    $1,924     $3,461
Class B                                      843     1,345     1,969      3,539
Class C                                      443     1,045     1,769      3,685
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $813    $1,356    $1,924     $3,461
Class B                                      343     1,045     1,769      3,539
Class C                                      343     1,045     1,769      3,685
--------------------------------------------------------------------------------

                             ---------------------
                             AIM GLOBAL VALUE FUND
                             ---------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2002, the advisor received compensation of 0.10% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Roger J. Mortimer (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1995.

- Glen Hilton, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2002. From 2001 to 2002, he was a portfolio manager and senior analyst for Montgomery Asset Management, and from 1997 to 2001 he was an analyst for the same company.

    More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Worldwide Spectrum Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                             ---------------------
                             AIM GLOBAL VALUE FUND
                             ---------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                             CLASS A
                            -----------------------------------------
                                                    DECEMBER 29, 2000
                                YEAR ENDED          (DATE OPERATIONS
                               DECEMBER 31,            COMMENCED)
                            ------------------       TO DECEMBER 31,
                             2002        2001             2000
                            ------      ------      -----------------
Net asset value, beginning
  of period                 $ 9.85      $10.00           $10.00
---------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                   (0.11)(a)   (0.05)(a)           --
---------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)              (0.69)      (0.10)              --
=====================================================================
    Total from investment
     operations              (0.80)      (0.15)              --
=====================================================================
Less distributions from
  net investment income      (0.00)      (0.00)              --
=====================================================================
Net asset value, end of
  period                    $ 9.05      $ 9.85           $10.00
_____________________________________________________________________
=====================================================================
Total return(b)              (8.08)%     (1.49)%             --
_____________________________________________________________________
=====================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)            $6,321      $8,725           $1,110
_____________________________________________________________________
=====================================================================
Ratio of expenses to
  average net assets:
  With fee waivers            2.00%(c)    1.91%            1.80%(d)
---------------------------------------------------------------------
  Without fee waivers         2.75%(c)    4.44%           76.90%(d)
=====================================================================
Ratio of net investment
  income (loss) to average
  net assets                 (1.16)%(c)  (0.52)%           3.91%(d)
_____________________________________________________________________
=====================================================================
Portfolio turnover rate        101%        168%              --
_____________________________________________________________________
=====================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $8,020,086.
(d) Annualized.

                             ---------------------
                             AIM GLOBAL VALUE FUND
                             ---------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                         CLASS B
                                          --------------------------------------
                                                             JANUARY 2, 2001
                                           YEAR ENDED     (DATE SALES COMMENCED)
                                          DECEMBER 31,       TO DECEMBER 31,
                                              2002                 2001
                                          ------------    ----------------------
Net asset value, beginning of period         $ 9.79               $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.17)(a)            (0.11)(a)
--------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            (0.68)               (0.10)
================================================================================
    Total from investment operations          (0.85)               (0.21)
================================================================================
Less distributions from net investment
  income                                         --                (0.00)
================================================================================
Net asset value, end of period               $ 8.94               $ 9.79
________________________________________________________________________________
================================================================================
Total return(b)                               (8.68)%              (2.09)%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                   $4,624               $3,613
________________________________________________________________________________
================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                             2.65%(c)             2.57%(d)
--------------------------------------------------------------------------------
  Without fee waivers                          3.40%(c)             5.10%(d)
================================================================================
Ratio of net investment income (loss)
  to average net assets                       (1.81)%(c)           (1.18)%(d)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                         101%                 168%
________________________________________________________________________________
================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $3,732,213.
(d) Annualized.

                                                         CLASS C
                                          --------------------------------------
                                                             JANUARY 11, 2001
                                           YEAR ENDED     (DATE SALES COMMENCED)
                                          DECEMBER 31,       TO DECEMBER 31,
                                              2002                 2001
                                          ------------    ----------------------
Net asset value, beginning of period         $ 9.79               $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.17)(a)            (0.11)(a)
--------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            (0.68)               (0.10)
================================================================================
    Total from investment operations          (0.85)               (0.21)
================================================================================
Less distributions from net investment
  income                                         --                (0.00)
================================================================================
Net asset value, end of period               $ 8.94               $ 9.79
________________________________________________________________________________
================================================================================
Total return(b)                               (8.68)%              (2.09)%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                   $1,850               $1,312
________________________________________________________________________________
================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                             2.65%(c)             2.57%(d)
--------------------------------------------------------------------------------
  Without fee waivers                          3.40%(c)             5.10%(d)
================================================================================
Ratio of net investment income (loss)
  to average net assets                       (1.81)%(c)           (1.18)%(d)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                         101%                 168%
________________________________________________________________________________
================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $1,676,106.
(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)            CLASS A3              CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------------------
- Initial sales       - No initial sales    - No initial sales    - No initial sales    - No initial sales
  charge                charge                charge                charge                charge

- Reduced or waived   - No contingent       - Contingent          - Contingent          - Generally, no
  initial sales         deferred sales        deferred sales        deferred sales        contingent
  charge for certain    charge                charge on             charge on             deferred sales
  purchases(2,3)                              redemptions within    redemptions within    charge(2)
                                              six years             one year(5)

- Generally, lower    - 12b-1 fee of 0.35%  - 12b-1 fee of 1.00%  - 12b-1 fee of 1.00%  - 12b-1 fee of 0.50%
  distribution and
  service (12b-1)
  fee than Class B,
  Class C or Class R
  shares (See "Fee
  Table and Expense
  Example")

                      - Does not convert    - Converts to Class   - Does not convert    - Does not convert
                        to Class A shares     A shares at the       to Class A shares     to Class A shares
                                              end of the month
                                              which is eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions(4)

- Generally more      - Generally more      - Purchase orders     - Generally more      - Generally, only
  appropriate for       appropriate for       limited to amounts    appropriate for       available to the
  long-term             short-term            less than $250,000    short-term            following types of
  investors             investors                                   investors             retirement plans:
                                                                                          (i) all section
                                                                                          401 and 457 plans,
                                                                                          (ii) section 403
                                                                                          plans sponsored by
                                                                                          section 501(c)(3)
                                                                                          organizations, and
                                                                                          (iii) IRA
                                                                                          rollovers from
                                                                                          such plans if an
                                                                                          AIM Fund was
                                                                                          offered
------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

    AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
---------------------------------------------------------------
                                            INVESTOR'S
                                           SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                   AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
               Less than $   25,000      5.50%          5.82%
  $ 25,000 but less than $   50,000      5.25           5.54
  $ 50,000 but less than $  100,000      4.75           4.99
  $100,000 but less than $  250,000      3.75           3.90
  $250,000 but less than $  500,000      3.00           3.09
  $500,000 but less than $1,000,000      2.00           2.04
---------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $   50,000    4.75%        4.99%
  $ 50,000 but less than $  100,000    4.00         4.17
  $100,000 but less than $  250,000    3.75         3.90
  $250,000 but less than $  500,000    2.50         2.56
  $500,000 but less than $1,000,000    2.00         2.04
------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $  100,000    1.00%        1.01%
  $100,000 but less than $  250,000    0.75         0.76
  $250,000 but less than $1,000,000    0.50         0.50
------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

    If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

    Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                            CLASS B   CLASS C
----------------------------------------------------------
First                                      5%       1%
Second                                     4       None
Third                                      3       None
Fourth                                     3       None
Fifth                                      2       None
Sixth                                      1       None
Seventh and following                    None      None
----------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500                                             50
-------------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same

By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank Connection(SM)
                                       methods described above.                   option on your completed account
                                                                                  application or complete an AIM Bank
                                                                                  Connection form. Mail the application
                                                                                  or form to the transfer agent. Once the
                                                                                  transfer agent has received the form,
                                                                                  call the transfer agent to place your
                                                                                  purchase order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

    If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

    You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund; or

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund).

    You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another AIM Fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) one another;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or
     (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares; or

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--05/03

                             ---------------------
                             AIM GLOBAL VALUE FUND
                             ---------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM GLOBAL VALUE FUND
 SEC 1940 Act file number: 811-1540
------------------------------------

AIMinvestments.com               GLV-PRO-1

                     AIM INTERNATIONAL EMERGING GROWTH FUND

                     May 1, 2003




                     Prospectus

                     AIM International Emerging Growth Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about Class A, B, and C shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     Investments in the fund:
                     - are not FDIC insured;
                     - may lose value; and
                     - are not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                     --------------------------------------
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                     --------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                     --------------------------------------
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                     --------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing at least 65% of its total assets in securities of small and mid-sized international companies. The fund considers a company to be a small-capitalization or mid-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell Midcap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants. Under normal conditions, the top 10 holdings may comprise up to one-third of the fund's total assets.

    At least 65% of the fund's total assets will be invested in securities of companies located in countries outside of the United States. The fund will normally invest in companies located in at least four countries outside of the United States. The fund may invest up to 35% of its total assets in the securities of foreign companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 35% of its total assets in securities of U.S. companies.

    The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign issuers. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    The fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can. With respect to 50% of its assets, a non-diversified fund is permitted to invest more than 5% of its assets in the securities of any one issuer.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

                     --------------------------------------
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                     --------------------------------------

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Because a large percentage of the fund's assets may be invested in a limited number of securities, and because the fund is non-diversified, the value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk than if the fund invested more broadly or if it were diversified.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                     --------------------------------------
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                     --------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2001...................................................................  -10.48%
2002...................................................................   -2.68%


    The Class A shares' year-to-date total return as of March 31, 2003 was 2.17%.

    During the period shown in the bar chart, the highest quarterly return was 21.34% (quarter ended December 31, 2001) and the lowest quarterly return was -17.43% (quarter ended September 30, 2002).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------
(for the periods ended December 31,                    SINCE         INCEPTION
2002)                                     1 YEAR     INCEPTION          DATE
----------------------------------------------------------------------------------
Class A                                                                08/31/00
  Return Before Taxes                       (7.99)%     (16.51)%
  Return After Taxes on Distributions       (7.99)      (16.58)
  Return After Taxes on Distributions
    and Sale of Fund Shares                 (4.91)      (12.90)
Class B                                                                08/31/00
  Return Before Taxes                       (8.09)      (16.12)
Class C                                                                08/31/00
  Return Before Taxes                       (4.22)      (15.02)
----------------------------------------------------------------------------------
MSCI EAFE--Registered Trademark--
  Index(1)                                 (15.94)      (19.01)(4)     08/31/00(4)
MSCI AC World Free EX U.S. Growth
  Index(2)                                 (14.73)      (22.91)(4)     08/31/00(4)
Lipper International Small Cap Fund
  Index(3)                                  (7.95)      (17.04)(4)     08/31/00(4)
----------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.
(1) The Morgan Stanley Capital International Europe, Australasia, and Far East Index measures performance of global stock markets in 20 developed countries. The fund has also included the Morgan Stanley Capital International All Country World Free EX U.S. Growth Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper International Small Cap Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(2) The MSCI AC World Free EX U.S. Growth Index is designed to measure growth equity market performance in the global developed and emerging markets. This index consists of the components of the MSCI AC World Free Index with the exception of the United States.
(3) The Lipper International Small Cap Fund Index is an equally weighted representation of the 10 largest funds within the Lipper International Small Cap category. These funds invest their assets in securities whose primary trading markets are outside the United States.
(4) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                     --------------------------------------
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                     --------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                   CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                     5.50%      None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)          None(1,2)  5.00%      1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Management Fees                                     0.95%      0.95%      0.95%

Distribution and/or
Service (12b-1) Fees                                0.35       1.00       1.00

Other Expenses                                      1.73       1.73       1.73

Total Annual Fund
Operating Expenses                                  3.03%      3.68%      3.68%
Fee Waivers(4)                                      1.02       1.02       1.02
Net Expenses                                        2.01       2.66       2.66
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.
(4) The investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 2.00% (e.g., if AIM waives 1.02% of Class A share expenses, AIM will also waive 1.02% of Class B and Class C share expenses). The expense limitation agreement is in effect from July 1, 2002 through June 30, 2003.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $839    $1,435    $2,054     $3,712
Class B                                      870     1,426     2,102      3,790
Class C                                      470     1,126     1,902      3,932
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $839    $1,435    $2,054     $3,712
Class B                                      370     1,126     1,902      3,790
Class C                                      370     1,126     1,902      3,932
--------------------------------------------------------------------------------

                     --------------------------------------
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                     --------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the annual rate of 0.95% of average daily net assets. However, during the fiscal year ended December 31, 2002, the advisor did not receive any compensation due to contractual expense limitation arrangements between the advisor and the fund.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Jason T. Holzer (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1996.

- Barrett K. Sides (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1990.

- Shuxin Cao, Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1997.

- Borge Endresen, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1999. Prior to 1999, he was a full time student.

    They are assisted by the Asia Pacific and Europe/Canada Teams. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM International Emerging Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                     --------------------------------------
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                     --------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                     CLASS A
                                                                -------------------------------------------------
                                                                                                 AUGUST 31, 2000
                                                                      YEAR ENDED                (DATE OPERATIONS
                                                                     DECEMBER 31,                 COMMENCED) TO
                                                                -----------------------           DECEMBER 31,
                                                                 2002            2001                 2000
                                                                ------          -------         -----------------
Net asset value, beginning of period                            $ 7.10          $  7.97              $ 10.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)(a)        (0.08)(a)            (0.03)(a)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.13)           (0.76)               (2.00)
=================================================================================================================
    Total from investment operations                             (0.19)           (0.84)               (2.03)
=================================================================================================================
Less dividends from net investment income                           --            (0.03)                  --
=================================================================================================================
Net asset value, end of period                                  $ 6.91          $  7.10              $  7.97
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                  (2.68)%         (10.48)%             (20.30)%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $9,703          $ 5,202              $ 5,625
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.01%(c)         2.00%(d)             2.11%(e)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.03%(c)         4.53%(d)             6.83%(e)
=================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.85)%(c)       (1.12)%              (1.09)%(e)
=================================================================================================================
Ratio of interest expense to average net assets                   0.00%            0.02%                  --
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                            118%             145%                  30%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $10,008,271.
(d) Ratio of expenses to average net assets including interest expense were 2.02% and 4.55% with and without waivers and expense reimbursements, respectively.
(e) Annualized.

                     --------------------------------------
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                     --------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                     CLASS B
                                                                -------------------------------------------------
                                                                                                 AUGUST 31, 2000
                                                                       YEAR ENDED               (DATE OPERATIONS
                                                                      DECEMBER 31,                COMMENCED) TO
                                                                ------------------------          DECEMBER 31,
                                                                 2002             2001                2000
                                                                ------           -------        -----------------
Net asset value, beginning of period                            $ 7.07           $  7.95             $ 10.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.11)(a)         (0.13)(a)           (0.05)(a)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.12)            (0.75)              (2.00)
=================================================================================================================
    Total from investment operations                             (0.23)            (0.88)              (2.05)
=================================================================================================================
Net asset value, end of period                                  $ 6.84           $  7.07             $  7.95
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                  (3.25)%          (11.07)%            (20.50)%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $3,918           $ 2,016             $ 1,992
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.66%(c)          2.70%(d)            2.81%(e)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.68%(c)          5.23%(d)            7.53%(e)
=================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.50)%(c)        (1.83)%             (1.79)%(e)
=================================================================================================================
Ratio of interest expense to average net assets                   0.00%             0.02%                 --
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                            118%              145%                 30%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $3,566,952.
(d) Ratio of expenses to average net assets including interest expense were 2.72% and 5.25% with and without waivers and expense reimbursements, respectively.
(e) Annualized.

                                                                                   CLASS C
                                                                ---------------------------------------------
                                                                                             AUGUST 31, 2000
                                                                     YEAR ENDED             (DATE OPERATIONS
                                                                    DECEMBER 31,              COMMENCED) TO
                                                                --------------------          DECEMBER 31,
                                                                 2002         2001                2000
                                                                ------       -------        -----------------
Net asset value, beginning of period                            $ 7.07       $  7.95             $ 10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.11)(a)     (0.13)(a)           (0.05)(a)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.13)        (0.75)              (2.00)
=============================================================================================================
    Total from investment operations                             (0.24)        (0.88)              (2.05)
=============================================================================================================
Net asset value, end of period                                  $ 6.83       $  7.07             $  7.95
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                  (3.39)%      (11.07)%            (20.50)%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,849       $ 2,588             $ 2,649
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.66%(c)      2.70%(d)            2.81%(e)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.68%(c)      5.23%(d)            7.53%(e)
=============================================================================================================
Ratio of net investment income (loss) to average net assets      (1.50)%(c)    (1.83)%             (1.79)%(e)
=============================================================================================================
Ratio of interest expense to average net assets                   0.00%         0.02%                 --
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate                                            118%          145%                 30%
_____________________________________________________________________________________________________________
=============================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $2,998,999.
(d) Ratio of expenses to average net assets including interest expense were 2.72% and 5.25% with and without waivers and expense reimbursements, respectively.
(e) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)            CLASS A3              CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------------------
- Initial sales       - No initial sales    - No initial sales    - No initial sales    - No initial sales
  charge                charge                charge                charge                charge

- Reduced or waived   - No contingent       - Contingent          - Contingent          - Generally, no
  initial sales         deferred sales        deferred sales        deferred sales        contingent
  charge for certain    charge                charge on             charge on             deferred sales
  purchases(2,3)                              redemptions within    redemptions within    charge(2)
                                              six years             one year(5)

- Generally, lower    - 12b-1 fee of 0.35%  - 12b-1 fee of 1.00%  - 12b-1 fee of 1.00%  - 12b-1 fee of 0.50%
  distribution and
  service (12b-1)
  fee than Class B,
  Class C or Class R
  shares (See "Fee
  Table and Expense
  Example")

                      - Does not convert    - Converts to Class   - Does not convert    - Does not convert
                        to Class A shares     A shares at the       to Class A shares     to Class A shares
                                              end of the month
                                              which is eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions(4)

- Generally more      - Generally more      - Purchase orders     - Generally more      - Generally, only
  appropriate for       appropriate for       limited to amounts    appropriate for       available to the
  long-term             short-term            less than $250,000    short-term            following types of
  investors             investors                                   investors             retirement plans:
                                                                                          (i) all section
                                                                                          401 and 457 plans,
                                                                                          (ii) section 403
                                                                                          plans sponsored by
                                                                                          section 501(c)(3)
                                                                                          organizations, and
                                                                                          (iii) IRA
                                                                                          rollovers from
                                                                                          such plans if an
                                                                                          AIM Fund was
                                                                                          offered
------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

    AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
---------------------------------------------------------------
                                            INVESTOR'S
                                           SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                   AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
               Less than $   25,000      5.50%          5.82%
  $ 25,000 but less than $   50,000      5.25           5.54
  $ 50,000 but less than $  100,000      4.75           4.99
  $100,000 but less than $  250,000      3.75           3.90
  $250,000 but less than $  500,000      3.00           3.09
  $500,000 but less than $1,000,000      2.00           2.04
---------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $   50,000    4.75%        4.99%
  $ 50,000 but less than $  100,000    4.00         4.17
  $100,000 but less than $  250,000    3.75         3.90
  $250,000 but less than $  500,000    2.50         2.56
  $500,000 but less than $1,000,000    2.00         2.04
------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $  100,000    1.00%        1.01%
  $100,000 but less than $  250,000    0.75         0.76
  $250,000 but less than $1,000,000    0.50         0.50
------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

    If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

    Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                            CLASS B   CLASS C
----------------------------------------------------------
First                                      5%       1%
Second                                     4       None
Third                                      3       None
Fourth                                     3       None
Fifth                                      2       None
Sixth                                      1       None
Seventh and following                    None      None
----------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500                                             50
-------------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same

By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank Connection(SM)
                                       methods described above.                   option on your completed account
                                                                                  application or complete an AIM Bank
                                                                                  Connection form. Mail the application
                                                                                  or form to the transfer agent. Once the
                                                                                  transfer agent has received the form,
                                                                                  call the transfer agent to place your
                                                                                  purchase order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

    If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

    You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund; or

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund).

    You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another AIM Fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) one another;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or
     (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares; or

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--05/03

                     --------------------------------------
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                     --------------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
 AIM INTERNATIONAL EMERGING GROWTH FUND
 SEC 1940 Act file number: 811-1540
----------------------------------------

AIMinvestments.com               IEG-PRO-1

                     AIM MID CAP BASIC VALUE FUND

                     May 1, 2003




                     Prospectus

                     AIM Mid Cap Basic Value Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                          ----------------------------
                          AIM MID CAP BASIC VALUE FUND
                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Return                                  2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    4
------------------------------------------------------

Sales Charges                                        4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ----------------------------
                          AIM MID CAP BASIC VALUE FUND
                          ----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of mid-capitalization companies that offer potential for capital growth. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index is a widely recognized unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap--Registered Trademark--Index are considered representative of medium-sized companies. Under normal conditions, the top 10 holdings may comprise at least a third of the portfolio's net assets.

    The fund may also invest up to 25% of its total assets in foreign securities. The fund may also invest in debt instruments that are consistent with its investment objective of long-term growth of capital. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers purchase securities of companies that they believe are undervalued in relation to long-term earning power, capital structure and cash flows, among other factors. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Also, since a large percentage of the fund's assets will be invested in a limited number of securities, any change in the value of those securities could significantly affect the value of your investment in the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                          ----------------------------
                          AIM MID CAP BASIC VALUE FUND
                          ----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Class A shares. The bar chart does not reflect sales loads. If it did, the annual total return shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2002...................................................................  -17.70%


    The Class A shares' year-to-date total return as of March 31, 2003 was -4.74%.

    During the period shown in the bar chart, the highest quarterly return was 9.60% (quarter ended March 31, 2002) and the lowest quarterly return was -20.77% (quarter ended September 30, 2002).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------
(for the periods ended                                 SINCE          INCEPTION
December 31, 2002)                        1 YEAR     INCEPTION           DATE
-----------------------------------------------------------------------------------
Class A                                                                 12/31/01
  Return Before Taxes                      (22.21)%      (22.21)%
  Return After Taxes on Distributions      (22.21)%      (22.21)%
  Return After Taxes on Distributions
    and Sale of Fund Shares                (13.64)       (13.64)
Class B                                                                 12/31/01
  Return Before Taxes                      (22.29)       (22.29)
Class C                                                                 12/31/01
  Return Before Taxes                      (19.02)       (19.02)
-----------------------------------------------------------------------------------
S&P 500(1)                                 (22.09)       (22.09)(5)     12/31/01(5)
Russell Midcap--Registered Trademark--
  Index(2)                                 (16.19)       (16.19)(5)     12/31/01(5)
Russell Midcap--Registered Trademark--
  Value Index(3)                            (9.64)        (9.64)(5)     12/31/01(5)
Lipper Mid-Cap Value Fund Index(4)         (14.66)       (14.66)(5)     12/31/01(5)
-----------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has elected to the use the Standard & Poor's 500 Index as its broad-based index rather than the Russell Midcap--Registered Trademark-- Index because the Standard & Poor's 500 Index is a more widely recognized gauge of U.S. stock market performance. The fund has also included the Russell Midcap Value--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Mid-Cap Value Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(2) The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 companies in the Russell 1000--Registered Trademark-- Index with the lowest market capitalization. These companies are considered representative of medium-sized companies.
(3) The Russell Midcap Value--Registered Trademark-- Index measures the performance of those Russell Midcap--Registered Trademark-- Index companies with lower price-to-book ratios and lower forecasted growth values.
(4) The Lipper Mid-Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Value category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have a below-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.
(5) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                          ----------------------------
                          AIM MID CAP BASIC VALUE FUND
                          ----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                    CLASS A     CLASS B     CLASS C
------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                    5.50%      None        None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is less)             None(1,2)     5.00%       1.00%
------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                   CLASS A     CLASS B     CLASS C
------------------------------------------------------------------------------------
Management Fees                                       0.80%       0.80%       0.80%

Distribution and/or
Service (12b-1) Fees                                  0.35        1.00        1.00

Other Expenses                                        0.78        0.78        0.78

Total Annual Fund
Operating Expenses(4)                                 1.93        2.58        2.58
------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.
(4) The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 1.80% (e.g. if AIM waives 0.13% of Class A expenses, AIM will also waive 0.13% of Class B and Class C expenses). Total Annual Operating Expenses for Class A, Class B and Class C shares net of waivers are 1.80%, 2.45% and 2.45%, respectively. This agreement may be terminated or modified at any time.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR      3 YEARS       5 YEARS       10 YEARS
-----------------------------------------------------------------------------------------------------------------
Class A                                                          $735        $1,123        $1,535        $2,680
Class B                                                           761         1,102         1,570         2,757
Class C                                                           361           802         1,370         2,915
-----------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                                                1 YEAR      3 YEARS       5 YEARS       10 YEARS
-----------------------------------------------------------------------------------------------------------------
Class A                                                          $735        $1,123        $1,535        $2,680
Class B                                                           261           802         1,370         2,757
Class C                                                           261           802         1,370         2,915
-----------------------------------------------------------------------------------------------------------------

                          ----------------------------
                          AIM MID CAP BASIC VALUE FUND
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2002, the advisor received compensation of 0.67% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was vice president and portfolio manager with Van Kampen American Capital Asset Management, Inc.

- Timothy Beyer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2003. From 2001 to 2003, he served as a portfolio manager with USAA. From 1996 to 2001, he was a portfolio manager with Bank of America.

- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student. From 1993 to 1997, he worked as a CPA for Deloitte & Touche.

- Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was portfolio manager for American Indemnity Company.

- Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

    They are assisted by the Basic Value Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Mid Cap Basic Value Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                          ----------------------------
                          AIM MID CAP BASIC VALUE FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                             CLASS A
                                                              -------------------------------------
                                                               YEAR ENDED         DECEMBER 31, 2001
                                                              DECEMBER 31,        (DATE OPERATIONS
                                                                  2002               COMMENCED)
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  9.99                $ 10.00
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.06)(a)               0.00
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.70)                 (0.01)
===================================================================================================
    Total from investment operations                              (1.76)                 (0.01)
===================================================================================================
Less distributions from net investment income                     (0.00)                    --
===================================================================================================
Net asset value, end of period                                  $  8.23                $  9.99
___________________________________________________________________________________________________
===================================================================================================
Total return(b)                                                  (17.62)%                (0.10)%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $39,130                $   400
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.80%(c)               1.80%(d)
---------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.93%(c)             199.49%(d)
===================================================================================================
Ratio of net investment income (loss) to average net assets       (0.70)%(c)             (0.31)%(d)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate                                              41%                    --
___________________________________________________________________________________________________
===================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $29,984,781.
(d) Annualized.

                          ----------------------------
                          AIM MID CAP BASIC VALUE FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                             CLASS B
                                                              --------------------------------------
                                                               YEAR ENDED         DECEMBER 31, 2001
                                                              DECEMBER 31,         (DATE OPERATIONS
                                                                  2002                COMMENCED)
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  9.99                $ 10.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.12)(a)               0.00
====================================================================================================
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.69)                 (0.01)
====================================================================================================
    Total from investment operations                              (1.81)                 (0.01)
====================================================================================================
Less distributions from net investment income                     (0.00)                    --
====================================================================================================
Net asset value, end of period                                  $  8.18                $  9.99
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                  (18.12)%                (0.10)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $21,204                $   300
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   2.45%(c)               2.45%(d)
----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                2.58%(c)             200.14%(d)
====================================================================================================
Ratio of net investment income (loss) to average net assets       (1.35)%(c)             (0.96)%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate                                              41%                    --
____________________________________________________________________________________________________
====================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $14,342,473.
(d) Annualized.

                                                                             CLASS C
                                                              -------------------------------------
                                                               YEAR ENDED         DECEMBER 31, 2001
                                                              DECEMBER 31,        (DATE OPERATIONS
                                                                  2002               COMMENCED)
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  9.99                $ 10.00
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.12)(a)               0.00
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.69)                 (0.01)
===================================================================================================
    Total from investment operations                              (1.81)                 (0.01)
===================================================================================================
Less distributions from net investment income                     (0.00)                    --
===================================================================================================
Net asset value, end of period                                  $  8.18                $  9.99
___________________________________________________________________________________________________
===================================================================================================
Total return(b)                                                  (18.12)%                (0.10)%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 8,059                $   300
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   2.45%(c)               2.45%(d)
---------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                2.58%(c)             200.14%(d)
===================================================================================================
Ratio of net investment income (loss) to average net assets       (1.35)%(c)             (0.96)%(d)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate                                              41%                    --
___________________________________________________________________________________________________
===================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $5,215,763.
(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)            CLASS A3              CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------------------
- Initial sales       - No initial sales    - No initial sales    - No initial sales    - No initial sales
  charge                charge                charge                charge                charge

- Reduced or waived   - No contingent       - Contingent          - Contingent          - Generally, no
  initial sales         deferred sales        deferred sales        deferred sales        contingent
  charge for certain    charge                charge on             charge on             deferred sales
  purchases(2,3)                              redemptions within    redemptions within    charge(2)
                                              six years             one year(5)

- Generally, lower    - 12b-1 fee of 0.35%  - 12b-1 fee of 1.00%  - 12b-1 fee of 1.00%  - 12b-1 fee of 0.50%
  distribution and
  service (12b-1)
  fee than Class B,
  Class C or Class R
  shares (See "Fee
  Table and Expense
  Example")

                      - Does not convert    - Converts to Class   - Does not convert    - Does not convert
                        to Class A shares     A shares at the       to Class A shares     to Class A shares
                                              end of the month
                                              which is eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions(4)

- Generally more      - Generally more      - Purchase orders     - Generally more      - Generally, only
  appropriate for       appropriate for       limited to amounts    appropriate for       available to the
  long-term             short-term            less than $250,000    short-term            following types of
  investors             investors                                   investors             retirement plans:
                                                                                          (i) all section
                                                                                          401 and 457 plans,
                                                                                          (ii) section 403
                                                                                          plans sponsored by
                                                                                          section 501(c)(3)
                                                                                          organizations, and
                                                                                          (iii) IRA
                                                                                          rollovers from
                                                                                          such plans if an
                                                                                          AIM Fund was
                                                                                          offered
------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

    AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
---------------------------------------------------------------
                                            INVESTOR'S
                                           SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                   AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
               Less than $   25,000      5.50%          5.82%
  $ 25,000 but less than $   50,000      5.25           5.54
  $ 50,000 but less than $  100,000      4.75           4.99
  $100,000 but less than $  250,000      3.75           3.90
  $250,000 but less than $  500,000      3.00           3.09
  $500,000 but less than $1,000,000      2.00           2.04
---------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $   50,000    4.75%        4.99%
  $ 50,000 but less than $  100,000    4.00         4.17
  $100,000 but less than $  250,000    3.75         3.90
  $250,000 but less than $  500,000    2.50         2.56
  $500,000 but less than $1,000,000    2.00         2.04
------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $  100,000    1.00%        1.01%
  $100,000 but less than $  250,000    0.75         0.76
  $250,000 but less than $1,000,000    0.50         0.50
------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

    If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

    Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                            CLASS B   CLASS C
----------------------------------------------------------
First                                      5%       1%
Second                                     4       None
Third                                      3       None
Fourth                                     3       None
Fifth                                      2       None
Sixth                                      1       None
Seventh and following                    None      None
----------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500                                             50
-------------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same

By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank Connection(SM)
                                       methods described above.                   option on your completed account
                                                                                  application or complete an AIM Bank
                                                                                  Connection form. Mail the application
                                                                                  or form to the transfer agent. Once the
                                                                                  transfer agent has received the form,
                                                                                  call the transfer agent to place your
                                                                                  purchase order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

    If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

    You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund; or

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund).

    You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another AIM Fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) one another;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or
     (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares; or

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--05/03

                          ----------------------------
                          AIM MID CAP BASIC VALUE FUND
                          ----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


----------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via our
                          website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM MID CAP BASIC VALUE FUND
 SEC 1940 Act file number: 811-1540
------------------------------------

AIMinvestments.com               MCBV-PRO-1

                     AIM NEW TECHNOLOGY FUND

                     May 1, 2003




                     Prospectus

                     AIM New Technology Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     Investments in the fund:
                     - are not FDIC insured;
                     - may lose value; and
                     - are not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                            -----------------------
                            AIM NEW TECHNOLOGY FUND
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            AIM NEW TECHNOLOGY FUND
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of technology and science companies that the portfolio managers believe are likely to benefit from new or innovative products, services or processes. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. Technology and science companies include those that develop, manufacture, or sell computer and electronic components and equipment, software, semiconductors, Internet technology, communications services and equipment, mobile communications, broadcasting, healthcare and medical technology, and biotechnology and medical devices. While the fund will invest without regard to market capitalization, the fund expects to invest a significant portion of its assets in securities of small cap companies. Under normal conditions, the top 10 holdings may comprise up to one third of the fund's total assets. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research; product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

    Because the fund focuses its investments in the technology and science industries, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

    The value of the fund's shares is particularly vulnerable to factors affecting the technology and science industries, such as substantial government regulations and the need for governmental approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology and science industries and the value of your shares include rapid obsolescence of products and services, short product cycles, and aggressive pricing. Many technology and science companies are small and at an early state of development and, therefore, may be subject to risks such as limited product lines, markets, and financial and managerial resources.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Because a large percentage of the fund's assets may be invested in a limited number of securities, a change in the value of these

                            -----------------------
                            AIM NEW TECHNOLOGY FUND
                            -----------------------

securities could significantly affect the value of your investment in the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The fund may participate in the initial public offering (IPO) market, in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            -----------------------
                            AIM NEW TECHNOLOGY FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2001...................................................................  -43.03%
2002...................................................................  -45.31%


    The Class A shares' year-to-date total return as of March 31, 2003 was -1.43%.

    During the period shown in the bar chart, the highest quarterly return was 31.79% (quarter ended June 30, 2001) and the lowest quarterly return was -48.66% (quarter ended March 31, 2001).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended December 31,                  SINCE         INCEPTION
2002)                                   1 YEAR     INCEPTION          DATE
--------------------------------------------------------------------------------
Class A                                                               8/31/00
  Return Before Taxes                    (48.28)%     (49.98)%
  Return After Taxes on Distributions    (48.28)      (49.98)
  Return After Taxes on Distributions
    and Sale of Fund Shares              (29.64)      (35.54)
Class B                                                               8/31/00
  Return Before Taxes                    (48.64)      (49.84)
Class C                                                               8/31/00
  Return Before Taxes                    (46.21)      (49.07)
--------------------------------------------------------------------------------
S&P 500 Index(1)                         (22.09)      (19.69)(4)      8/31/00(4)
PSE Technology Index(2)                  (33.33)      (33.09)(4)      8/31/00(4)
Lipper Science & Technology Fund
  Index(3)                               (41.38)      (47.28)(4)      8/31/00(4)
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has also included the PSE Technology Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Science & Technology Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(2) The PSE Technology Index is a price-weighted index of the top 100 technology stocks listed on the Pacific Stock Exchange.
(3) The Lipper Science & Technology Fund Index is an equally weighted representation of the 30 largest funds that make up the Lipper Science & Technology category. These funds invest more than 65% of their portfolios in science and technology stocks.
(4) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                            -----------------------
                            AIM NEW TECHNOLOGY FUND
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                               CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                  5.50%       None         None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)       None(1,2)  5.00%        1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Management Fees                                     1.00%      1.00%      1.00%

Distribution and/or
Service (12b-1) Fees                                0.35       1.00       1.00

Other Expenses                                      1.31       1.31       1.31

Total Annual Fund Operating Expenses                2.66       3.31       3.31

Fee Waivers(4)                                      0.66       0.66       0.66

Net Expenses                                        2.00       2.65       2.65
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.
(4) The investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 2.00% (e.g., if AIM waives 0.66% of Class A share expenses, AIM will also waive 0.66% of Class B and Class C share expenses). The expense limitation agreement is in effect from July 1, 2002 through June 30, 2003.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $804    $1,331    $1,882     $3,378
Class B                                      834     1,318     1,926      3,456
Class C                                      434     1,018     1,726      3,604
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $804    $1,331    $1,882     $3,378
Class B                                      334     1,018     1,726      3,456
Class C                                      334     1,018     1,726      3,604
--------------------------------------------------------------------------------

                            -----------------------
                            AIM NEW TECHNOLOGY FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2002, the advisor received compensation of 0.34% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Abel Garcia (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, he was a senior portfolio manager for Waddell & Reed.

- Warren Tennant, Senior Analyst, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000 he attended graduate school at the University of Texas where he earned his M.B.A. From 1993 to 1998, he worked as a lead auditor for Exxon.

    More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM New Technology Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                            -----------------------
                            AIM NEW TECHNOLOGY FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                CLASS A
                                                              --------------------------------------------
                                                                                          AUGUST 31, 2000
                                                                   YEAR ENDED             (DATE OPERATIONS
                                                                  DECEMBER 31,             COMMENCED) TO
                                                              ---------------------         DECEMBER 31,
                                                               2002          2001               2000
                                                              -------       -------       ----------------
Net asset value, beginning of period                          $  3.84       $  6.74           $ 10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.06)        (0.06)(a)         (0.02)(a)
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.68)        (2.84)            (3.24)
==========================================================================================================
    Total from investment operations                            (1.74)        (2.90)            (3.26)
==========================================================================================================
Net asset value, end of period                                $  2.10       $  3.84           $  6.74
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                (45.31)%      (43.03)%          (32.60)%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $17,921       $40,097           $43,732
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.00%(c)      1.86%             1.72%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.66%(c)      2.40%             2.47%(d)
==========================================================================================================
Ratio of net investment income (loss) to average net assets     (1.90)%(c)    (1.52)%           (0.66)%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate                                           144%          215%               54%
__________________________________________________________________________________________________________
==========================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $26,154,274.
(d) Annualized.

                            -----------------------
                            AIM NEW TECHNOLOGY FUND
                            -----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                CLASS B
                                                              --------------------------------------------
                                                                                          AUGUST 31, 2000
                                                                   YEAR ENDED             (DATE OPERATIONS
                                                                  DECEMBER 31,             COMMENCED) TO
                                                              ---------------------         DECEMBER 31,
                                                               2002          2001               2000
                                                              -------       -------       ----------------
Net asset value, beginning of period                          $  3.81       $  6.72           $ 10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.07)        (0.09)(a)         (0.04)(a)
==========================================================================================================
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.68)        (2.82)            (3.24)
==========================================================================================================
Total from investment operations                                (1.75)        (2.91)            (3.28)
==========================================================================================================
Net asset value, end of period                                $  2.06       $  3.81           $  6.72
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                (45.93)%      (43.30)%          (32.80)%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $11,288       $21,318           $21,296
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.65%(c)      2.51%             2.41%(d)
==========================================================================================================
  Without fee waivers                                            3.31%(c)      3.05%             3.16%(d)
==========================================================================================================
Ratio of net investment income (loss) to average net assets     (2.55)%(c)    (2.17)%           (1.36)%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate                                           144%          215%               54%
__________________________________________________________________________________________________________
==========================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $15,040,921.
(d) Annualized.

                                                                                CLASS C
                                                              -------------------------------------------
                                                                                         AUGUST 31, 2000
                                                                   YEAR ENDED            (DATE OPERATIONS
                                                                  DECEMBER 31,            COMMENCED) TO
                                                              --------------------         DECEMBER 31,
                                                               2002         2001               2000
                                                              ------       -------       ----------------
Net asset value, beginning of period                          $ 3.81       $  6.73           $ 10.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.07)        (0.09)(a)         (0.04)(a)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (1.67)        (2.83)            (3.23)
=========================================================================================================
    Total from investment operations                           (1.74)        (2.92)            (3.27)
=========================================================================================================
Net asset value, end of period                                $ 2.07       $  3.81           $  6.73
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                               (45.67)%      (43.39)%          (32.70)%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $5,610       $10,465           $10,349
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.65%(c)      2.51%             2.41%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers                                           3.31%(c)      3.05%             3.16%(d)
=========================================================================================================
Ratio of net investment income (loss) to average net assets    (2.55)%(c)    (2.17)%           (1.35)%(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate                                          144%          215%               54%
_________________________________________________________________________________________________________
=========================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $7,392,900.
(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)            CLASS A3              CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------------------
- Initial sales       - No initial sales    - No initial sales    - No initial sales    - No initial sales
  charge                charge                charge                charge                charge

- Reduced or waived   - No contingent       - Contingent          - Contingent          - Generally, no
  initial sales         deferred sales        deferred sales        deferred sales        contingent
  charge for certain    charge                charge on             charge on             deferred sales
  purchases(2,3)                              redemptions within    redemptions within    charge(2)
                                              six years             one year(5)

- Generally, lower    - 12b-1 fee of 0.35%  - 12b-1 fee of 1.00%  - 12b-1 fee of 1.00%  - 12b-1 fee of 0.50%
  distribution and
  service (12b-1)
  fee than Class B,
  Class C or Class R
  shares (See "Fee
  Table and Expense
  Example")

                      - Does not convert    - Converts to Class   - Does not convert    - Does not convert
                        to Class A shares     A shares at the       to Class A shares     to Class A shares
                                              end of the month
                                              which is eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions(4)

- Generally more      - Generally more      - Purchase orders     - Generally more      - Generally, only
  appropriate for       appropriate for       limited to amounts    appropriate for       available to the
  long-term             short-term            less than $250,000    short-term            following types of
  investors             investors                                   investors             retirement plans:
                                                                                          (i) all section
                                                                                          401 and 457 plans,
                                                                                          (ii) section 403
                                                                                          plans sponsored by
                                                                                          section 501(c)(3)
                                                                                          organizations, and
                                                                                          (iii) IRA
                                                                                          rollovers from
                                                                                          such plans if an
                                                                                          AIM Fund was
                                                                                          offered
------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

    AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
---------------------------------------------------------------
                                            INVESTOR'S
                                           SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                   AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
               Less than $   25,000      5.50%          5.82%
  $ 25,000 but less than $   50,000      5.25           5.54
  $ 50,000 but less than $  100,000      4.75           4.99
  $100,000 but less than $  250,000      3.75           3.90
  $250,000 but less than $  500,000      3.00           3.09
  $500,000 but less than $1,000,000      2.00           2.04
---------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $   50,000    4.75%        4.99%
  $ 50,000 but less than $  100,000    4.00         4.17
  $100,000 but less than $  250,000    3.75         3.90
  $250,000 but less than $  500,000    2.50         2.56
  $500,000 but less than $1,000,000    2.00         2.04
------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $  100,000    1.00%        1.01%
  $100,000 but less than $  250,000    0.75         0.76
  $250,000 but less than $1,000,000    0.50         0.50
------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

    If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

    Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                            CLASS B   CLASS C
----------------------------------------------------------
First                                      5%       1%
Second                                     4       None
Third                                      3       None
Fourth                                     3       None
Fifth                                      2       None
Sixth                                      1       None
Seventh and following                    None      None
----------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500                                             50
-------------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same

By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank Connection(SM)
                                       methods described above.                   option on your completed account
                                                                                  application or complete an AIM Bank
                                                                                  Connection form. Mail the application
                                                                                  or form to the transfer agent. Once the
                                                                                  transfer agent has received the form,
                                                                                  call the transfer agent to place your
                                                                                  purchase order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

    If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

    You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund; or

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund).

    You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another AIM Fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) one another;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or
     (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares; or

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--05/03

                            -----------------------
                            AIM NEW TECHNOLOGY FUND
                            -----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM NEW TECHNOLOGY FUND
 SEC 1940 Act file number: 811-1540
------------------------------------

AIMinvestments.com               NTE-PRO-1

                     AIM PREMIER EQUITY FUND

                     May 1, 2003




                     Prospectus

                     AIM Premier Equity Fund seeks to achieve long-term growth of capital. Income is a secondary objective.

                     --------------------------------------------------------

                     This prospectus contains important information about Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     Investments in the fund:
                     - are not FDIC insured;
                     - may lose value; and
                     - are not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    4
------------------------------------------------------
Sales Charges                                        4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objectives by investing, normally, at least 80% of its assets in equity securities, including convertible securities. In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies, (2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities, and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of these categories.

    The fund may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment in the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................   18.71%
1994...................................................................    3.28%
1995...................................................................   34.85%
1996...................................................................   14.52%
1997...................................................................   23.95%
1998...................................................................   32.76%
1999...................................................................   29.95%
2000...................................................................  -14.95%
2001...................................................................  -12.99%
2002...................................................................  -30.91%


    The Class A shares' year-to-date total return as of March 31, 2003 was -1.46%.

    During the periods shown in the bar chart, the highest quarterly return was 27.35% (quarter ended December 31, 1998) and the lowest quarterly return was -18.61% (quarter ended June 30, 2002).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                            SINCE         INCEPTION
December 31, 2002)              1 YEAR     5 YEARS    10 YEARS   INCEPTION(1)     DATE
------------------------------------------------------------------------------------------
Class A                                                                          05/01/84
  Return Before Taxes            (34.70)%   (3.58)%     6.94%          --
  Return After Taxes on
    Distributions                (34.70)    (4.58)      5.41           --
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                  (21.30)    (2.52)      5.55           --
Class B                                                                          10/18/93
  Return Before Taxes            (34.79)    (3.52)        --         5.42%
Class C                                                                          08/04/97
  Return Before Taxes            (32.11)    (3.22)        --        (3.00)
Class R(2)                                                                       05/01/84(2)
  Return Before Taxes            (31.08)    (2.72)      7.28           --
------------------------------------------------------------------------------------------
S&P 500(3)                       (22.09)    (0.58)      9.34           --              --
Lipper Large-Cap Core Fund
  Index(4)                       (21.23)    (0.74)      8.04           --              --
------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual, after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for Class A only and after-tax returns for Class B, C and R will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The returns shown for these periods are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.
(3) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. In addition, the Lipper Large-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(4) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compacted to the Standard & Poor's 500 Index.

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         5.50%      None       None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                      None(1,2)   5.00%     1.00%      None(3)
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.63%     0.63%     0.63%     0.63%

Distribution and/or
Service (12b-1) Fees                        0.25      1.00      1.00      0.50

Other Expenses(5)                           0.31      0.31      0.31      0.31

Total Annual Fund
Operating Expenses(6)                       1.19      1.94      1.94      1.44
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.
(5) Other Expenses for Class R shares are based on estimated average net assets for the current fiscal year.
(6) The investment advisor has agreed to waive a portion of the management fees on assets in excess of $5 billion. Total Annual Fund Operating Expenses, net of this agreement were 1.17%, 1.92%, 1.92% and 1.48% for Class A, Class B, Class C and Class R, respectively. Termination of this agreement requires approval by the Board of Trustees.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $665     $907     $1,168     $1,914
Class B                                      697      909      1,247      2,070
Class C                                      297      609      1,047      2,264
Class R                                      147      456        787      1,724
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $665     $907     $1,168     $1,914
Class B                                      197      609      1,047      2,070
Class C                                      197      609      1,047      2,264
Class R                                      147      456        787      1,724
--------------------------------------------------------------------------------

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2002, the advisor received compensation of 0.61% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Robert A. Shelton (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.

- Abel Garcia, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, he was a senior portfolio manager for Waddell & Reed.

- Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1991.

- Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

- Kellie K. Veazey, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the adviser and/or its affiliates since 1995.

    They are assisted by the Premier Equity Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Premier Equity Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002, 2001 and 2000 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for prior fiscal years or periods was audited by other public accountants.


                                                                                CLASS A
                                            -------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                               2002             2001         2000(a)             1999(a)          1998(a)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    10.87       $    12.51    $     16.28         $     13.40       $    10.81
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.01)(b)         0.00          (0.04)(b)           (0.01)            0.03
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     (3.35)           (1.63)         (2.42)               3.97             3.46
===========================================================================================================================
    Total from investment operations             (3.36)           (1.63)         (2.46)               3.96             3.49
===========================================================================================================================
Less distributions:
  Dividends from net investment income              --               --             --                  --            (0.03)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             --            (0.01)         (1.31)              (1.08)           (0.87)
===========================================================================================================================
    Total distributions                             --            (0.01)         (1.31)              (1.08)           (0.90)
===========================================================================================================================
Net asset value, end of period              $     7.51       $    10.87    $     12.51         $     16.28       $    13.40
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                 (30.91)%         (12.99)%       (14.95)%             29.95%           32.76%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $4,642,361       $8,502,699    $11,223,504         $12,640,073       $8,823,094
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                1.17%(d)         1.08%          1.00%               1.00%            1.00%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                             1.19%(d)         1.12%          1.04%               1.02%            1.02%
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.08)%(d)       (0.03)%        (0.11)%             (0.09)%           0.26%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                             36%              38%            67%                 66%             113%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d) Ratios are based on average daily net assets of $6,300,168,423.

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                               CLASS B
                                            -----------------------------------------------------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                            -----------------------------------------------------------------------------
                                               2002             2001         2000(a)           1999(a)          1998(a)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    10.30       $    11.94    $     15.73       $     13.08       $    10.63
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.07)(b)        (0.09)         (0.31)(b)         (0.13)(b)        (0.06)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     (3.16)           (1.54)         (2.17)             3.86             3.38
=========================================================================================================================
    Total from investment operations             (3.23)           (1.63)         (2.48)             3.73             3.32
=========================================================================================================================
Less distributions from net realized
  gains                                             --            (0.01)         (1.31)            (1.08)           (0.87)
=========================================================================================================================
Net asset value, end of period              $     7.07       $    10.30    $     11.94       $     15.73       $    13.08
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                 (31.36)%         (13.61)%       (15.65)%           28.94%           31.70%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $4,274,489       $9,186,980    $12,491,366       $14,338,087       $9,680,068
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                1.92%(d)         1.84%          1.77%             1.79%            1.80%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                             1.94%(d)         1.88%          1.81%             1.81%            1.82%
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.84)%(d)       (0.79)%        (0.89)%           (0.88)%          (0.54)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                             36%              38%            67%               66%             113%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d) Ratios are based on average daily net assets of $6,373,195,661.


                                                                          CLASS C
                                            -------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                            -------------------------------------------------------------------
                                              2002           2001       2000(a)         1999(a)        1998(a)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  10.31       $  11.95    $    15.74       $  13.09       $  10.63
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.07)(b)      (0.09)        (0.31)(b)      (0.13)(b)      (0.06)(b)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   (3.17)         (1.54)        (2.17)          3.86           3.39
===============================================================================================================
    Total from investment operations           (3.24)         (1.63)        (2.48)          3.73           3.33
===============================================================================================================
Less distributions from net realized
  gains                                           --          (0.01)        (1.31)         (1.08)         (0.87)
===============================================================================================================
Net asset value, end of period              $   7.07       $  10.31    $    11.95       $  15.74       $  13.09
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(c)                               (31.43)%       (13.60)%      (15.62)%        28.92%         31.72%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $444,901       $943,211    $1,262,192       $860,859       $212,095
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                              1.92%(d)       1.84%         1.77%          1.79%          1.80%
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                           1.94%(d)       1.88%         1.81%          1.81%          1.82%
===============================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.84)%(d)     (0.79)%       (0.88)%        (0.88)%        (0.54)%
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                           36%            38%           67%            66%           113%
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d) Ratios are based on average daily net assets of $657,827,376.

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                        CLASS R
                                                                -----------------------
                                                                     JUNE 3, 2002
                                                                (DATES SALES COMMENCED)
                                                                    TO DECEMBER 31,
                                                                         2002
---------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $  9.16
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                            (0.02)(a)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                           (1.64)
=======================================================================================
    Total from investment operations                                      (1.66)
=======================================================================================
Net asset value, end of period                                          $  7.50
_______________________________________________________________________________________
=======================================================================================
Total return(b)                                                          (18.12)%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $   207
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                         1.48%(c)
---------------------------------------------------------------------------------------
  Without fee waivers                                                      1.50%(c)
=======================================================================================
Ratio of net investment income (loss) to average net assets               (0.40)%(c)
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate                                                      36%
_______________________________________________________________________________________
=======================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $84,957.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)            CLASS A3              CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------------------
- Initial sales       - No initial sales    - No initial sales    - No initial sales    - No initial sales
  charge                charge                charge                charge                charge

- Reduced or waived   - No contingent       - Contingent          - Contingent          - Generally, no
  initial sales         deferred sales        deferred sales        deferred sales        contingent
  charge for certain    charge                charge on             charge on             deferred sales
  purchases(2,3)                              redemptions within    redemptions within    charge(2)
                                              six years             one year(5)

- Generally, lower    - 12b-1 fee of 0.35%  - 12b-1 fee of 1.00%  - 12b-1 fee of 1.00%  - 12b-1 fee of 0.50%
  distribution and
  service (12b-1)
  fee than Class B,
  Class C or Class R
  shares (See "Fee
  Table and Expense
  Example")

                      - Does not convert    - Converts to Class   - Does not convert    - Does not convert
                        to Class A shares     A shares at the       to Class A shares     to Class A shares
                                              end of the month
                                              which is eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions(4)

- Generally more      - Generally more      - Purchase orders     - Generally more      - Generally, only
  appropriate for       appropriate for       limited to amounts    appropriate for       available to the
  long-term             short-term            less than $250,000    short-term            following types of
  investors             investors                                   investors             retirement plans:
                                                                                          (i) all section
                                                                                          401 and 457 plans,
                                                                                          (ii) section 403
                                                                                          plans sponsored by
                                                                                          section 501(c)(3)
                                                                                          organizations, and
                                                                                          (iii) IRA
                                                                                          rollovers from
                                                                                          such plans if an
                                                                                          AIM Fund was
                                                                                          offered
------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

    AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
---------------------------------------------------------------
                                            INVESTOR'S
                                           SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                   AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
               Less than $   25,000      5.50%          5.82%
  $ 25,000 but less than $   50,000      5.25           5.54
  $ 50,000 but less than $  100,000      4.75           4.99
  $100,000 but less than $  250,000      3.75           3.90
  $250,000 but less than $  500,000      3.00           3.09
  $500,000 but less than $1,000,000      2.00           2.04
---------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $   50,000    4.75%        4.99%
  $ 50,000 but less than $  100,000    4.00         4.17
  $100,000 but less than $  250,000    3.75         3.90
  $250,000 but less than $  500,000    2.50         2.56
  $500,000 but less than $1,000,000    2.00         2.04
------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $  100,000    1.00%        1.01%
  $100,000 but less than $  250,000    0.75         0.76
  $250,000 but less than $1,000,000    0.50         0.50
------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

    If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

    Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                            CLASS B   CLASS C
----------------------------------------------------------
First                                      5%       1%
Second                                     4       None
Third                                      3       None
Fourth                                     3       None
Fifth                                      2       None
Sixth                                      1       None
Seventh and following                    None      None
----------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500                                             50
-------------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same

By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank Connection(SM)
                                       methods described above.                   option on your completed account
                                                                                  application or complete an AIM Bank
                                                                                  Connection form. Mail the application
                                                                                  or form to the transfer agent. Once the
                                                                                  transfer agent has received the form,
                                                                                  call the transfer agent to place your
                                                                                  purchase order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

    If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

    You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund; or

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund).

    You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another AIM Fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) one another;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or
     (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares; or

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--05/03

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM PREMIER EQUITY FUND
 SEC 1940 Act file number: 811-1540
------------------------------------

AIMinvestments.com               PEQ-PRO-1

                     AIM PREMIER EQUITY II FUND

                     May 1, 2003




                     Prospectus

                     AIM Premier Equity II Fund seeks to achieve long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     Investments in the fund:

                     - are not FDIC insured;
                     - may lose value; and
                     - are not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                           --------------------------
                           AIM PREMIER EQUITY II FUND
                           --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    4
------------------------------------------------------
Sales Charges                                        4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           --------------------------
                           AIM PREMIER EQUITY II FUND
                           --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities. In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies, (2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities, and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of these categories.

    The fund may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           --------------------------
                           AIM PREMIER EQUITY II FUND
                           --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2001...................................................................  -18.17%

2002...................................................................  -29.89%


    The Class A shares' year-to-date total return as of March 31, 2003 was -4.04%.

    During the period shown in the bar chart, the highest quarterly return was 15.53% (quarter ended December 31, 2001) and the lowest quarterly return was -24.82% (quarter ended September 30, 2001).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
(for the periods ended December 31,                    SINCE        INCEPTION
2002)                                     1 YEAR     INCEPTION        DATE
-----------------------------------------------------------------------------
Class A                                                             08/31/00
  Return Before Taxes                      (33.73)%     (27.69)%
  Return After Taxes on Distributions      (33.73)      (27.72)
  Return After Taxes on Distributions
    and Sale of Fund Shares                (20.71)      (21.10)
Class B                                                             08/31/00
  Return Before Taxes                      (33.77)      (27.36)
Class C                                                             08/31/00
  Return Before Taxes                      (31.12)      (26.48)
-----------------------------------------------------------------------------
S&P 500 Index(1)                           (22.09)      (19.69)(3)  08/31/00(3)
Lipper Multi-Cap Core Fund Index(2)        (21.74)      (18.76)(3)  08/31/00(3)
-----------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. In addition, the Lipper Multi-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(2) The Lipper Multi-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi-Cap Core category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.
(3) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                           --------------------------
                           AIM PREMIER EQUITY II FUND
                           --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                   CLASS A     CLASS B     CLASS C
------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                  5.50%       None        None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)         None(1,2)     5.00%       1.00%
------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Management Fees                                     0.75%      0.75%      0.75%

Distribution and/or
Service (12b-1) Fees                                0.35       1.00       1.00

Other Expenses                                      0.60       0.60       0.60

Total Annual Fund Operating Expenses                1.70       2.35       2.35
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $713    $1,056    $1,422     $2,448
Class B                                      738     1,033     1,455      2,524
Class C                                      338       733     1,255      2,686
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $713    $1,056    $1,422     $2,448
Class B                                      238       733     1,255      2,524
Class C                                      238       733     1,255      2,686
--------------------------------------------------------------------------------

                           --------------------------
                           AIM PREMIER EQUITY II FUND
                           --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year December 31, 2002, the advisor received compensation of 0.75% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Robert A. Shelton (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1995.

- Abel Garcia, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, he was a senior portfolio manager for Waddell & Reed.

- Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1991.

- Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

- Kellie K. Veazey, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.

    They are assisted by the Premier Equity Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Premier Equity II Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                           --------------------------
                           AIM PREMIER EQUITY II FUND
                           --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    This information has been audited by Pricewaterhouse-
Coopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                  CLASS A
                                                                -------------------------------------------
                                                                                           AUGUST 31, 2000
                                                                      YEAR ENDED           (DATE OPERATIONS
                                                                     DECEMBER 31,           COMMENCED) TO
                                                                -----------------------      DECEMBER 31,
                                                                 2002            2001            2000
                                                                -------         -------    ----------------
Net asset value, beginning of period                            $  7.06         $  8.64        $ 10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.06)(a)       (0.04)         (0.00)(a)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.05)          (1.53)         (1.35)
===========================================================================================================
    Total from investment operations                              (2.11)          (1.57)         (1.35)
===========================================================================================================
Less distributions:
  Dividends from net investment income                               --           (0.01)            --
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --           (0.00)         (0.01)
===========================================================================================================
    Total distributions                                              --           (0.01)         (0.01)
===========================================================================================================
Net asset value, end of period                                  $  4.95         $  7.06        $  8.64
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                  (29.89)%        (18.17)%       (13.49)%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $27,499         $57,591        $55,409
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.70%(c)        1.52%          1.40%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.70%(c)        1.54%          2.00%(d)
===========================================================================================================
Ratio of net investment income (loss) to average net assets       (1.04)%(c)      (0.56)%         0.10%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                                              63%             67%            13%
___________________________________________________________________________________________________________
===========================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $41,178,357.
(d) Annualized.

                           --------------------------
                           AIM PREMIER EQUITY II FUND
                           --------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                  CLASS B
                                                                -------------------------------------------
                                                                                           AUGUST 31, 2000
                                                                      YEAR ENDED           (DATE OPERATIONS
                                                                     DECEMBER 31,           COMMENCED) TO
                                                                -----------------------      DECEMBER 31,
                                                                 2002            2001            2000
                                                                -------         -------    ----------------
Net asset value, beginning of period                            $  7.00         $  8.61        $ 10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.10)(a)       (0.09)         (0.02)(a)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.02)          (1.52)         (1.36)
===========================================================================================================
    Total from investment operations                              (2.12)          (1.61)         (1.38)
===========================================================================================================
Less distributions from net realized gains                           --           (0.00)         (0.01)
===========================================================================================================
Net asset value, end of period                                  $  4.88         $  7.00        $  8.61
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                  (30.29)%        (18.68)%       (13.79)%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $34,596         $67,571        $62,792
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.35%(c)        2.18%          2.10%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.35%(c)        2.20%          2.70%(d)
===========================================================================================================
Ratio of net investment income (loss) to average net assets       (1.69)%(c)      (1.22)%        (0.60)%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                                              63%             67%            13%
___________________________________________________________________________________________________________
===========================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $49,001,209.
(d) Annualized.

                                                                                  CLASS C
                                                                -------------------------------------------
                                                                                           AUGUST 31, 2000
                                                                      YEAR ENDED           (DATE OPERATIONS
                                                                     DECEMBER 31,           COMMENCED) TO
                                                                -----------------------      DECEMBER 31,
                                                                 2002            2001            2000
                                                                -------         -------    ----------------
Net asset value, beginning of period                            $  7.00         $  8.62        $ 10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.10)(a)       (0.09)         (0.02)(a)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.03)          (1.53)         (1.35)
===========================================================================================================
    Total from investment operations                              (2.13)          (1.62)         (1.37)
===========================================================================================================
Less distributions from net realized gains                           --           (0.00)         (0.01)
===========================================================================================================
Net asset value, end of period                                  $  4.87         $  7.00        $  8.62
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                  (30.43)%        (18.77)%       (13.69)%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $14,046         $30,030        $30,557
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.35%(c)        2.18%          2.10%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.35%(c)        2.20%          2.70%(d)
===========================================================================================================
Ratio of net investment income (loss) to average net assets       (1.69)%(c)      (1.22)%        (0.60)%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                                              63%             67%            13%
___________________________________________________________________________________________________________
===========================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $21,593,138.
(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)            CLASS A3              CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------------------
- Initial sales       - No initial sales    - No initial sales    - No initial sales    - No initial sales
  charge                charge                charge                charge                charge

- Reduced or waived   - No contingent       - Contingent          - Contingent          - Generally, no
  initial sales         deferred sales        deferred sales        deferred sales        contingent
  charge for certain    charge                charge on             charge on             deferred sales
  purchases(2,3)                              redemptions within    redemptions within    charge(2)
                                              six years             one year(5)

- Generally, lower    - 12b-1 fee of 0.35%  - 12b-1 fee of 1.00%  - 12b-1 fee of 1.00%  - 12b-1 fee of 0.50%
  distribution and
  service (12b-1)
  fee than Class B,
  Class C or Class R
  shares (See "Fee
  Table and Expense
  Example")

                      - Does not convert    - Converts to Class   - Does not convert    - Does not convert
                        to Class A shares     A shares at the       to Class A shares     to Class A shares
                                              end of the month
                                              which is eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions(4)

- Generally more      - Generally more      - Purchase orders     - Generally more      - Generally, only
  appropriate for       appropriate for       limited to amounts    appropriate for       available to the
  long-term             short-term            less than $250,000    short-term            following types of
  investors             investors                                   investors             retirement plans:
                                                                                          (i) all section
                                                                                          401 and 457 plans,
                                                                                          (ii) section 403
                                                                                          plans sponsored by
                                                                                          section 501(c)(3)
                                                                                          organizations, and
                                                                                          (iii) IRA
                                                                                          rollovers from
                                                                                          such plans if an
                                                                                          AIM Fund was
                                                                                          offered
------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

    AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
---------------------------------------------------------------
                                            INVESTOR'S
                                           SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                   AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
               Less than $   25,000      5.50%          5.82%
  $ 25,000 but less than $   50,000      5.25           5.54
  $ 50,000 but less than $  100,000      4.75           4.99
  $100,000 but less than $  250,000      3.75           3.90
  $250,000 but less than $  500,000      3.00           3.09
  $500,000 but less than $1,000,000      2.00           2.04
---------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $   50,000    4.75%        4.99%
  $ 50,000 but less than $  100,000    4.00         4.17
  $100,000 but less than $  250,000    3.75         3.90
  $250,000 but less than $  500,000    2.50         2.56
  $500,000 but less than $1,000,000    2.00         2.04
------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $  100,000    1.00%        1.01%
  $100,000 but less than $  250,000    0.75         0.76
  $250,000 but less than $1,000,000    0.50         0.50
------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

    If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

    Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                            CLASS B   CLASS C
----------------------------------------------------------
First                                      5%       1%
Second                                     4       None
Third                                      3       None
Fourth                                     3       None
Fifth                                      2       None
Sixth                                      1       None
Seventh and following                    None      None
----------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500                                             50
-------------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same

By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank Connection(SM)
                                       methods described above.                   option on your completed account
                                                                                  application or complete an AIM Bank
                                                                                  Connection form. Mail the application
                                                                                  or form to the transfer agent. Once the
                                                                                  transfer agent has received the form,
                                                                                  call the transfer agent to place your
                                                                                  purchase order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

    If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

    You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund; or

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund).

    You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another AIM Fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) one another;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or
     (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares; or

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--05/03

                           --------------------------
                           AIM PREMIER EQUITY II FUND
                           --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM PREMIER EQUITY II FUND
 SEC 1940 Act file number: 811-1540
------------------------------------

AIMinvestments.com               PEQ2-PRO-1

                     AIM SELECT EQUITY FUND

                     May 1, 2003




                     Prospectus

                     AIM Select Equity Fund seeks to achieve long-term growth of capital.

                     ----------------------------------------------------

                     This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     Investments in the fund:
                     - are not FDIC insured;
                     - may lose value; and
                     - are not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                             ----------------------
                             AIM SELECT EQUITY FUND
                             ----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    4
------------------------------------------------------
Sales Charges                                        4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM SELECT EQUITY FUND
                             ----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, with prospects for above-average market returns, without regard to market capitalization. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The fund's management committee focuses on companies that: (1) have experienced above-average, long-term growth in earnings; (2) have excellent prospects for future growth; or (3) are undervalued relative to the company's long-term earnings prospects, the current market value of the company's assets, or the equity markets generally. The fund's management committee considers whether to sell a particular security when any of these factors materially changes.

    The fund generally expects to diversify the strategies that it will employ in seeking to achieve its objective by following AIM's growth, growth at a reasonable price (GARP), and value investment disciplines. The fund anticipates allocating a significant portion of its assets, generally in approximately equal amounts, among those investment disciplines.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM SELECT EQUITY FUND
                             ----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS(1)
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................    3.63%
1994...................................................................   -4.99%
1995...................................................................   34.31%
1996...................................................................   18.61%
1997...................................................................   19.54%
1998...................................................................   27.09%
1999...................................................................   41.48%
2000...................................................................   -1.77%
2001...................................................................  -25.64%
2002...................................................................  -29.59%


    The Class A shares' year-to-date total return as of March 31, 2003 was -4.26%.

    During the periods shown in the bar chart, the highest quarterly return was 30.49% (quarter ended December 31, 1999) and the lowest quarterly return was -26.14% (quarter ended March 31, 2001).

PERFORMANCE TABLE(1)

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------
         (for the periods ended                                             SINCE         INCEPTION
           December 31, 2002)             1 YEAR    5 YEARS    10 YEARS   INCEPTION(2)       DATE
-------------------------------------------------------------------------------------------------------
Class A                                                                                     12/04/67
  Return Before Taxes                     (33.46)%   (2.66)%      5.06%          --
  Return After Taxes on Distributions     (33.46)    (3.38)       3.58           --
  Return After Taxes on Distributions
    and Sale of Fund Shares               (20.55)    (1.67)       3.99           --
Class B                                                                                     09/01/93
  Return Before Taxes                     (33.61)    (2.62)         --         4.83%
Class C                                                                                     08/04/97
  Return Before Taxes                     (30.85)    (2.34)         --        (2.87)
-------------------------------------------------------------------------------------------------------
S&P 500(3)                                (22.09)    (0.58)       9.34           --               --
Russell 3000(R) Index(4)                  (21.54)    (0.71)       8.94           --               --
Lipper Multi-Cap Core Fund Index (5)      (21.74)    (0.66)       8.04           --               --
-------------------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.
(1) A significant portion of the fund's returns during certain periods prior to 2001 was attributable to its investments in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.
(2) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(3) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index rather than the Russell 3000--Registered Trademark-- Index because the Standard & Poor's 500 Index is a more widely recognized gauge of U.S. stock market performance. The fund has also included the Russell 3000--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Multi-Cap Core Funds Index (which may or may not include the fund) is included for comparison to a peer group.
(4) The Russell 3000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
(5) The Lipper Multi-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi-Cap Core category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

                             ----------------------
                             AIM SELECT EQUITY FUND
                             ----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                   CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                 5.50%      None       None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, whichever is less)          None(1,2) 5.00%      1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Management Fees                                     0.66%      0.66%      0.66%

Distribution and/or
Service (12b-1) Fees                                0.25       1.00       1.00

Other Expenses                                      0.41       0.41       0.41

Total Annual Fund Operating Expenses                1.32       2.07       2.07
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares
    within 18 months from the date of purchase, you may pay a   % contingent
    deferred sales charge (CDSC) at the time of redemption.
(2)Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $677     $945     $1,234     $2,053
Class B                                      710      949      1,314      2,208
Class C                                      310      649      1,114      2,400
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $677     $945     $1,234     $2,053
Class B                                      210      649      1,114      2,208
Class C                                      210      649      1,114      2,400
--------------------------------------------------------------------------------

                             ----------------------
                             AIM SELECT EQUITY FUND
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2002, the advisor received compensation of 0.66% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

- J. Philip Ferguson, Senior Investment Officer, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1986 to 2000, he was managing partner of Beutel, Goodman Capital Management.

- Duy Nguyen, Senior Quantitative Analyst, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he served as vice president and director of quantitative services of FactSet Research Systems, Inc. Mr. Nguyen also served as assistant vice president and quantitative equity analyst for Van Kampen American Capital Asset Management, Inc. from 1996 to 1997.

    They are assisted by various domestic equity teams, including the teams representing AIM's growth, value and GARP (growth at a reasonable price) disciplines. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Select Equity Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                             ----------------------
                             AIM SELECT EQUITY FUND
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002, 2001 and 2000 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years or periods was audited by other public accountants.

    A significant portion of the fund's returns was attributable to its investments in IPOs during certain fiscal years prior to 2001, including the fiscal year ended 2000, which had a magnified impact on the fund due to its relatively small asset base during this period. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.


                                                                               CLASS A
                                            -----------------------------------------------------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                            -----------------------------------------------------------------------------
                                              2002             2001            2000           1999            1998
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  17.00          $  22.88        $  26.23       $  19.35         $  15.67
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.06)(a)         (0.08)(a)       (0.01)(a)      (0.06)           (0.04)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   (4.97)            (5.79)          (0.44)          8.00             4.24
=========================================================================================================================
    Total from investment operations           (5.03)            (5.87)          (0.45)          7.94             4.20
=========================================================================================================================
Less distributions from net realized gains        --             (0.01)          (2.90)         (1.06)           (0.52)
=========================================================================================================================
Net asset value, end of period              $  11.97          $  17.00        $  22.88       $  26.23         $  19.35
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                               (29.59)%          (25.64)%         (1.77)%        41.48%           27.09%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $250,666          $396,779        $532,042       $461,628         $320,143
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets         1.32%(c)          1.24%           1.07%          1.09%            1.11%
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.45)%(c)        (0.45)%         (0.02)%        (0.31)%          (0.22)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                           86%              117%             56%            31%              68%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c) Ratios are based on average daily net assets of $322,660,668.

                             ----------------------
                             AIM SELECT EQUITY FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                           CLASS B
                                                             --------------------------------------------------------------------

                                                                                   YEAR ENDED DECEMBER 31,
                                                             --------------------------------------------------------------------
                                                               2002           2001           2000           1999           1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  15.54       $  21.07       $  24.57       $  18.33       $  14.98
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.16)(a)      (0.20)(a)      (0.22)(a)      (0.23)(a)      (0.17)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (4.52)         (5.32)         (0.38)          7.53           4.04
=================================================================================================================================
    Total from investment operations                            (4.68)         (5.52)         (0.60)          7.30           3.87
=================================================================================================================================
Less distributions from net realized gains                         --          (0.01)         (2.90)         (1.06)         (0.52)
=================================================================================================================================
Net asset value, end of period                               $  10.86       $  15.54       $  21.07       $  24.57       $  18.33
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                (30.12)%       (26.19)%        (2.50)%        40.29%         26.13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $214,709       $432,002       $661,445       $592,555       $428,002
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                          2.07%(c)       2.00%          1.84%          1.90%          1.93%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.20)%(c)     (1.21)%        (0.80)%        (1.12)%        (1.04)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                            86%           117%            56%            31%            68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(c) Ratios are based on average daily net assets of $314,279,004.



                                                                                         CLASS C
                                                              --------------------------------------------------------------

                                                                                 YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------------
                                                               2002          2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.52       $ 21.05       $ 24.55       $ 18.32       $14.98
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.16)(a)     (0.20)(a)     (0.22)(a)     (0.23)(a)    (0.17)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (4.52)        (5.32)        (0.38)         7.52         4.03
============================================================================================================================
    Total from investment operations                            (4.68)        (5.52)        (0.60)         7.29         3.86
============================================================================================================================
Less distributions from net realized gains                         --         (0.01)        (2.90)        (1.06)       (0.52)
============================================================================================================================
Net asset value, end of period                                $ 10.84       $ 15.52       $ 21.05       $ 24.55       $18.32
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                (30.15)%      (26.21)%       (2.50)%       40.26%       26.07%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $32,558       $59,112       $71,989       $25,275       $8,501
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                          2.07%(c)      2.00%         1.84%         1.90%        1.93%
============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.20)%(c)    (1.21)%       (0.80)%       (1.12)%      (1.04)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                            86%          117%           56%           31%          68%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(c) Ratios are based on average daily net assets of $45,357,396.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)            CLASS A3              CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------------------
- Initial sales       - No initial sales    - No initial sales    - No initial sales    - No initial sales
  charge                charge                charge                charge                charge

- Reduced or waived   - No contingent       - Contingent          - Contingent          - Generally, no
  initial sales         deferred sales        deferred sales        deferred sales        contingent
  charge for certain    charge                charge on             charge on             deferred sales
  purchases(2,3)                              redemptions within    redemptions within    charge(2)
                                              six years             one year(5)

- Generally, lower    - 12b-1 fee of 0.35%  - 12b-1 fee of 1.00%  - 12b-1 fee of 1.00%  - 12b-1 fee of 0.50%
  distribution and
  service (12b-1)
  fee than Class B,
  Class C or Class R
  shares (See "Fee
  Table and Expense
  Example")

                      - Does not convert    - Converts to Class   - Does not convert    - Does not convert
                        to Class A shares     A shares at the       to Class A shares     to Class A shares
                                              end of the month
                                              which is eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions(4)

- Generally more      - Generally more      - Purchase orders     - Generally more      - Generally, only
  appropriate for       appropriate for       limited to amounts    appropriate for       available to the
  long-term             short-term            less than $250,000    short-term            following types of
  investors             investors                                   investors             retirement plans:
                                                                                          (i) all section
                                                                                          401 and 457 plans,
                                                                                          (ii) section 403
                                                                                          plans sponsored by
                                                                                          section 501(c)(3)
                                                                                          organizations, and
                                                                                          (iii) IRA
                                                                                          rollovers from
                                                                                          such plans if an
                                                                                          AIM Fund was
                                                                                          offered
------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

    AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
---------------------------------------------------------------
                                            INVESTOR'S
                                           SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                   AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
               Less than $   25,000      5.50%          5.82%
  $ 25,000 but less than $   50,000      5.25           5.54
  $ 50,000 but less than $  100,000      4.75           4.99
  $100,000 but less than $  250,000      3.75           3.90
  $250,000 but less than $  500,000      3.00           3.09
  $500,000 but less than $1,000,000      2.00           2.04
---------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $   50,000    4.75%        4.99%
  $ 50,000 but less than $  100,000    4.00         4.17
  $100,000 but less than $  250,000    3.75         3.90
  $250,000 but less than $  500,000    2.50         2.56
  $500,000 but less than $1,000,000    2.00         2.04
------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $  100,000    1.00%        1.01%
  $100,000 but less than $  250,000    0.75         0.76
  $250,000 but less than $1,000,000    0.50         0.50
------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

    If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

    Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                            CLASS B   CLASS C
----------------------------------------------------------
First                                      5%       1%
Second                                     4       None
Third                                      3       None
Fourth                                     3       None
Fifth                                      2       None
Sixth                                      1       None
Seventh and following                    None      None
----------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500                                             50
-------------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same

By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank Connection(SM)
                                       methods described above.                   option on your completed account
                                                                                  application or complete an AIM Bank
                                                                                  Connection form. Mail the application
                                                                                  or form to the transfer agent. Once the
                                                                                  transfer agent has received the form,
                                                                                  call the transfer agent to place your
                                                                                  purchase order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

    If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

    You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund; or

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund).

    You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another AIM Fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) one another;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or
     (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares; or

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--05/03

                             ----------------------
                             AIM SELECT EQUITY FUND
                             ----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM SELECT EQUITY FUND
 SEC 1940 Act file number: 811-1540
------------------------------------

AIMinvestments.com               SEQ-PRO-1

                     AIM SMALL CAP EQUITY FUND

                     May 1, 2003




                     Prospectus

                     AIM Small Cap Equity Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     Investments in the fund:
                     - are not FDIC insured;
                     - may lose value; and
                     - are not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                           -------------------------
                           AIM SMALL CAP EQUITY FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

Future Fund Closure                                  5

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           -------------------------
                           AIM SMALL CAP EQUITY FUND
                           -------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Under normal conditions, the top 10 holdings may comprise up to 25% of the fund's total assets. The fund may also invest up to 25% of its total assets in foreign securities.

    Among factors which the portfolio managers may consider when purchasing securities are (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated fundamental value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as balance sheet analysis and return on assets. The portfolio managers consider whether to sell a particular security when any one of these factors materially changes or when the securities are no longer considered small-cap company securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of small-cap companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of small-cap companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Because a large percentage of the fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the fund.

    The fund may participate in the initial public offering (IPO) market, in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           -------------------------
                           AIM SMALL CAP EQUITY FUND
                           -------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2001...................................................................    8.92%
2002...................................................................  -19.23%


    The Class A shares' year-to-date total return as of March 31, 2003 was -3.64%.

    During the period shown in the bar chart, the highest quarterly return was 20.83% (quarter ended June 30, 2001) and the lowest quarterly return was -23.45% (quarter ended September 30, 2002).

                           -------------------------
                           AIM SMALL CAP EQUITY FUND
                           -------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended December 31,                   SINCE        INCEPTION
2002)                                    1 YEAR     INCEPTION         DATE
-------------------------------------------------------------------------------
Class A                                                              08/31/00
  Return Before Taxes                     (23.66)%     (10.18)%
  Return After Taxes on Distributions     (23.66)      (10.19)
  Return After Taxes on Distributions
     and Sale of Fund Shares              (14.52)       (8.03)
Class B                                                              08/31/00
  Return Before Taxes                     (23.79)       (9.77)
Class C                                                              08/31/00
  Return Before Taxes                     (20.51)       (8.58)
Class R(1)                                                           08/31/00(1)
  Return Before Taxes                     (19.38)       (8.14)
-------------------------------------------------------------------------------
S&P 500(2)                                (22.09)      (19.69)(5)    08/31/00(5)
Russell 2000--Registered Trademark--
  Index(3)                                (20.48)      (12.29)(5)    08/31/00(5)
Lipper Small-Cap Core Fund Index(4)       (19.23)       (8.75)(5)    08/31/00(5)
-------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C and R will vary.

(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.
(2) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index rather the Russell 2000--Registered Trademark-- Index because the Standard & Poor's 500 Index is a more widely recognized gauge of U.S. stock market performance. The fund has also included the Russell 2000--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Small-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(3) The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
(4) The Lipper Small-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Small-Cap Core category. These funds typically invest in stocks with market capitalizations below $1 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.
(5) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                           -------------------------
                           AIM SMALL CAP EQUITY FUND
                           -------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         5.50%      None       None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                      None(1,2)   5.00%     1.00%      None(3)
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.85%     0.85%     0.85%     0.85%

Distribution and/or
Service (12b-1) Fees                        0.35      1.00      1.00      0.50

Other Expenses(5)                           0.47      0.47      0.47      0.47

Total Annual Fund
Operating Expenses                          1.67      2.32      2.32      1.82
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.
(5) Other Expenses for Class R shares are based on estimated average net assets for the current fiscal year.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $710    $1,048    $1,407     $2,418
Class B                                      735     1,024     1,440      2,494
Class C                                      335       724     1,240      2,656
Class R                                      185       573       985      2,137
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $710    $1,048    $1,407     $2,418
Class B                                      235       724     1,240      2,494
Class C                                      235       724     1,240      2,656
Class R                                      185       573       985      2,137
--------------------------------------------------------------------------------

                           -------------------------
                           AIM SMALL CAP EQUITY FUND
                           -------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2002, the advisor received compensation of 0.85% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1994.

- Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank. During part of 1999, he was a securities analyst with Gulf Investment Management. From 1995 to 1999, he was a portfolio manager with US Global Investors, Inc.

- James C. Gassman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000, he was an equity analyst with Southwest Securities, Inc. Prior to 1998, he was a full time student.

    They are assisted by the Small/Mid Cap Core Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Small Cap Equity Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

FUTURE FUND CLOSURE

Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund will discontinue public sales of its shares shortly after the fund reaches $500 million in assets. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.

    The following types of investors may continue to invest in the fund if they are invested in the fund on the date the fund discontinues sales to new investors and remain invested in the fund after that date:

     (i) Existing shareholders of the fund;

     (ii) Existing shareholders of the fund who open other accounts in their name;
    (iii) The following plans and programs:

- Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code");

- Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

- Retirement plans maintained pursuant to Section 457 of the Code;

                           -------------------------
                           AIM SMALL CAP EQUITY FUND
                           -------------------------

- Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

- Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

    Future investments in the fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.

    The following types of investors may open new accounts in the fund, if approved by the distributor:

- Retirement plans maintained pursuant to Section 401 of the Code;

- Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

- Retirement plans maintained pursuant to Section 457 of the Code;

- Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

- Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

    Such plans and programs that are considering the fund as an investment option should contact the distributor for approval.

    During this closed period, the fund may impose different standards for additional investments. Also, during this closed period, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares. The Rule 12b-1 fees for Class B, Class C and Class R shares will not be reduced during this closed period.

    The fund may resume sales of shares to other new investors at some future date if the Board of Trustees determines that it would be in the best interest of the shareholders.

                           -------------------------
                           AIM SMALL CAP EQUITY FUND
                           -------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                  CLASS A
                                                                --------------------------------------------
                                                                                            AUGUST 31, 2000
                                                                      YEAR ENDED            (DATE OPERATIONS
                                                                     DECEMBER 31,            COMMENCED) TO
                                                                ----------------------        DECEMBER 31,
                                                                  2002          2001              2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  10.19      $   9.36          $ 10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.05)(a)     (0.05)(a)         0.00(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (1.91)         0.88            (0.64)
============================================================================================================
    Total from investment operations                               (1.96)         0.83            (0.64)
============================================================================================================
Less dividends from net investment income                             --          0.00               --
============================================================================================================
Net asset value, end of period                                  $   8.23      $  10.19          $  9.36
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                   (19.23)%        8.92%           (6.40)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $140,652      $105,146          $32,805
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.67%(c)      1.78%            1.78%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.67%(c)      1.78%            2.72%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets        (0.54)%(c)    (0.57)%          (0.12)%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                              117%          123%              49%
____________________________________________________________________________________________________________
============================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios based on average daily net assets of $149,541,478.
(d) Annualized.

                           -------------------------
                           AIM SMALL CAP EQUITY FUND
                           -------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                   CLASS B
                                                                ---------------------------------------------
                                                                                             AUGUST 31, 2000
                                                                      YEAR ENDED             (DATE OPERATIONS
                                                                     DECEMBER 31,             COMMENCED) TO
                                                                ----------------------         DECEMBER 31,
                                                                 2002           2001               2000
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.11        $  9.33           $ 10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.11)(a)      (0.11)(a)         (0.03)(a)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.89)          0.89             (0.64)
=============================================================================================================
    Total from investment operations                              (2.00)          0.78             (0.67)
=============================================================================================================
Net asset value, end of period                                  $  8.11        $ 10.11           $  9.33
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                  (19.78)%         8.36%            (6.70)%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $99,551        $64,012           $16,385
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.32%(c)       2.44%             2.49%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.32%(c)       2.44%             3.43%(d)
=============================================================================================================
Ratio of net investment income (loss) to average net assets       (1.19)%(c)     (1.23)%           (0.83)%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate                                             117%           123%               49%
_____________________________________________________________________________________________________________
=============================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $98,577,298.
(d) Annualized.

                                                                                    CLASS C
                                                                -----------------------------------------------
                                                                                               AUGUST 31, 2000
                                                                      YEAR ENDED               (DATE OPERATIONS
                                                                     DECEMBER 31,               COMMENCED) TO
                                                                -----------------------          DECEMBER 31,
                                                                 2002            2001                2000
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.10         $  9.34             $10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.11)(a)       (0.11)(a)          (0.03)(a)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.88)           0.87              (0.63)
===============================================================================================================
    Total from investment operations                              (1.99)           0.76              (0.66)
===============================================================================================================
Net asset value, end of period                                  $  8.11         $ 10.10             $ 9.34
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                  (19.70)%          8.14%             (6.60)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $41,132         $29,548             $9,028
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.32%(c)        2.44%              2.49%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.32%(c)        2.44%              3.43%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets       (1.19)%(c)      (1.23)%            (0.83)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                                             117%            123%                49%
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $39,935,609.
(d) Annualized.

                           -------------------------
                           AIM SMALL CAP EQUITY FUND
                           -------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                   CLASS R
                                                                -------------
                                                                JUNE 3, 2002
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                DECEMBER 31,
                                                                    2002
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $ 10.58
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.04)(a)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (2.32)
=============================================================================
    Total from investment operations                                 (2.36)
=============================================================================
Net asset value, end of period                                     $  8.22
_____________________________________________________________________________
=============================================================================
Total return(b)                                                     (22.31)%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $    55
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                               1.92%(c)
=============================================================================
Ratio of net investment income (loss) to average net assets          (0.78)%(c)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                                117%
_____________________________________________________________________________
=============================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $25,433.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)            CLASS A3              CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------------------
- Initial sales       - No initial sales    - No initial sales    - No initial sales    - No initial sales
  charge                charge                charge                charge                charge

- Reduced or waived   - No contingent       - Contingent          - Contingent          - Generally, no
  initial sales         deferred sales        deferred sales        deferred sales        contingent
  charge for certain    charge                charge on             charge on             deferred sales
  purchases(2,3)                              redemptions within    redemptions within    charge(2)
                                              six years             one year(5)

- Generally, lower    - 12b-1 fee of 0.35%  - 12b-1 fee of 1.00%  - 12b-1 fee of 1.00%  - 12b-1 fee of 0.50%
  distribution and
  service (12b-1)
  fee than Class B,
  Class C or Class R
  shares (See "Fee
  Table and Expense
  Example")

                      - Does not convert    - Converts to Class   - Does not convert    - Does not convert
                        to Class A shares     A shares at the       to Class A shares     to Class A shares
                                              end of the month
                                              which is eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions(4)

- Generally more      - Generally more      - Purchase orders     - Generally more      - Generally, only
  appropriate for       appropriate for       limited to amounts    appropriate for       available to the
  long-term             short-term            less than $250,000    short-term            following types of
  investors             investors                                   investors             retirement plans:
                                                                                          (i) all section
                                                                                          401 and 457 plans,
                                                                                          (ii) section 403
                                                                                          plans sponsored by
                                                                                          section 501(c)(3)
                                                                                          organizations, and
                                                                                          (iii) IRA
                                                                                          rollovers from
                                                                                          such plans if an
                                                                                          AIM Fund was
                                                                                          offered
------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

    AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
---------------------------------------------------------------
                                            INVESTOR'S
                                           SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                   AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
               Less than $   25,000      5.50%          5.82%
  $ 25,000 but less than $   50,000      5.25           5.54
  $ 50,000 but less than $  100,000      4.75           4.99
  $100,000 but less than $  250,000      3.75           3.90
  $250,000 but less than $  500,000      3.00           3.09
  $500,000 but less than $1,000,000      2.00           2.04
---------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $   50,000    4.75%        4.99%
  $ 50,000 but less than $  100,000    4.00         4.17
  $100,000 but less than $  250,000    3.75         3.90
  $250,000 but less than $  500,000    2.50         2.56
  $500,000 but less than $1,000,000    2.00         2.04
------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $  100,000    1.00%        1.01%
  $100,000 but less than $  250,000    0.75         0.76
  $250,000 but less than $1,000,000    0.50         0.50
------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

    If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

    Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                            CLASS B   CLASS C
----------------------------------------------------------
First                                      5%       1%
Second                                     4       None
Third                                      3       None
Fourth                                     3       None
Fifth                                      2       None
Sixth                                      1       None
Seventh and following                    None      None
----------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500                                             50
-------------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same

By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank Connection(SM)
                                       methods described above.                   option on your completed account
                                                                                  application or complete an AIM Bank
                                                                                  Connection form. Mail the application
                                                                                  or form to the transfer agent. Once the
                                                                                  transfer agent has received the form,
                                                                                  call the transfer agent to place your
                                                                                  purchase order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

    If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

    You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund; or

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund).

    You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another AIM Fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) one another;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or
     (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares; or

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--05/03

                           -------------------------
                           AIM SMALL CAP EQUITY FUND
                           -------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM SMALL CAP EQUITY FUND
 SEC 1940 Act file number: 811-1540
------------------------------------

AIMinvestments.com               SCE-PRO-1

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                 AIM FUNDS GROUP
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                              --------------------


     THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES, AS APPLICABLE, OF EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY THE "FUNDS") OF AIM FUNDS GROUP LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                           A I M FUND SERVICES, INC.
                                 P.O. BOX 4739
                           HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246


                              --------------------



THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 2003, RELATES TO THE CLASS A, CLASS B AND CLASS C SHARES OF THE FOLLOWING PROSPECTUSES:

                       FUND                                      DATED
                       ----                                      -----

             AIM BASIC BALANCED FUND                          MAY 1, 2003
         AIM EUROPEAN SMALL COMPANY FUND                      MAY 1, 2003
            AIM GLOBAL UTILITIES FUND                         MAY 1, 2003
              AIM GLOBAL VALUE FUND                           MAY 1, 2003
     AIM INTERNATIONAL EMERGING GROWTH FUND                   MAY 1, 2003
          AIM MID CAP BASIC VALUE FUND                        MAY 1, 2003
             AIM NEW TECHNOLOGY FUND                          MAY 1, 2003
           AIM PREMIER EQUITY II FUND                         MAY 1, 2003
             AIM SELECT EQUITY FUND                           MAY 1, 2003


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 2003, ALSO RELATES TO THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF THE FOLLOWING PROSPECTUSES:

                    FUND                                         DATED
                    ----                                         -----

             AIM BALANCED FUND                                MAY 1, 2003
          AIM PREMIER EQUITY FUND                             MAY 1, 2003
         AIM SMALL CAP EQUITY FUND                            MAY 1, 2003

                                 AIM FUNDS GROUP
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                                                PAGE


GENERAL INFORMATION ABOUT THE TRUST................................................................................1
         Fund History..............................................................................................1
         Shares of Beneficial Interest.............................................................................1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS...........................................................3
         Classification............................................................................................3
         Investment Strategies and Risks...........................................................................3
                  Equity Investments...............................................................................7
                  Foreign Investments..............................................................................7
                  Debt Investments.................................................................................9
                  Other Investments...............................................................................12
                  Investment Techniques...........................................................................13
                  Derivatives.....................................................................................17
         Fund Policies............................................................................................24
         Temporary Defensive Positions............................................................................27
         Portfolio Turnover.......................................................................................27

MANAGEMENT OF THE TRUST...........................................................................................27
         Board of Trustees........................................................................................27
         Management Information...................................................................................27
                  Trustee Ownership of Fund Shares................................................................28
                  Factors Considered in Approving the Investment Advisory Agreement...............................28
         Compensation.............................................................................................29
                  Retirement Plan For Trustees....................................................................29
                  Deferred Compensation Agreements................................................................30
                  Purchase of Class A Shares of the Funds at Net Asset Value......................................30
         Codes of Ethics..........................................................................................30

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...............................................................30

INVESTMENT ADVISORY AND OTHER SERVICES............................................................................31
         Investment Advisor.......................................................................................31
         Service Agreements.......................................................................................33
         Other Service Providers..................................................................................34

BROKERAGE ALLOCATION AND OTHER PRACTICES..........................................................................35
         Brokerage Transactions...................................................................................35
         Commissions..............................................................................................35
         Brokerage Selection......................................................................................35
         Directed Brokerage (Research Services)...................................................................36
         Regular Brokers or Dealers...............................................................................36
         Allocation of Portfolio Transactions.....................................................................36
         Allocation of Initial Public Offering ("IPO") Transactions...............................................37

PURCHASE, REDEMPTION AND PRICING OF SHARES........................................................................38
         Purchase and Redemption of Shares........................................................................38
         Offering Price...........................................................................................53
         Redemption In Kind.......................................................................................55
         Backup Withholding.......................................................................................55



DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS..........................................................................56
         Dividends and Distributions..............................................................................56
         Tax Matters..............................................................................................56

DISTRIBUTION OF SECURITIES........................................................................................63
         Distribution Plans.......................................................................................63
         Distributor..............................................................................................65

CALCULATION OF PERFORMANCE DATA...................................................................................66

APPENDICES:

RATINGS OF DEBT SECURITIES.......................................................................................A-1

TRUSTEES AND OFFICERS............................................................................................B-1

TRUSTEE COMPENSATION TABLE.......................................................................................C-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................D-1

MANAGEMENT FEES..................................................................................................E-1

ADMINISTRATIVE SERVICES FEES.....................................................................................F-1

BROKERAGE COMMISSIONS............................................................................................G-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF
REGULAR BROKERS OR DEALERS.......................................................................................H-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS..........................................I-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS....................................................J-1

TOTAL SALES CHARGES..............................................................................................K-1

PERFORMANCE DATA.................................................................................................L-1

FINANCIAL STATEMENTS..............................................................................................FS


                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM Funds Group (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of twelve separate portfolios: AIM Balanced Fund, AIM Basic Balanced Fund, AIM European Small Company Fund, AIM Global Utilities Fund, AIM Global Value Fund, AIM International Emerging Growth Fund, AIM Mid Cap Basic Value Fund, AIM New Technology Fund, AIM Premier Equity Fund, AIM Premier Equity Fund II, AIM Select Equity Fund and AIM Small Cap Equity Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


         The Trust was originally organized on October 30, 1984 as a Massachusetts business trust. The Trust reorganized as a Delaware business trust on October 15, 1993. The following Funds were included in the reorganization:
AIM Global Utilities Fund, AIM Select Equity Fund and AIM Premier Equity Fund. In addition, on October 15, 1993, AIM Balanced Fund acquired all the assets and assumed all of the liabilities of AIM Convertible Securities Fund, Inc., a Maryland corporation. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). Prior to May 1, 1995, AIM Global Utilities Fund was known as AIM Utilities Fund. Prior to July 13, 2001, AIM Select Equity Fund was known as AIM Select Growth Fund, and prior to May 1, 1998, such Fund was known as AIM Growth Fund. Each of the other Funds commenced operations as a series of the Trust. Prior to July 1, 2002, AIM Premier Equity Fund and AIM Premier Equity II Fund were known as AIM Value Fund and AIM Value II Fund, respectively. Prior to April 30, 2003, AIM Global Value Fund was known as AIM Worldwide Spectrum Fund.

         Effective shortly after AIM Small Cap Equity Fund reaches $500 million in assets, the Fund will be closed to new investors. The following types of investors may continue to invest in the Fund if they are invested in the Fund on the date the Fund discontinues sales to new investors and remain invested in the
Fund: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to
Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. ("AIM Distributors"). The following types of investors may open new accounts in AIM Small Cap Equity Fund, if approved by AIM Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under
Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to
Section 529 of the Code. Such plans and programs that are considering AIM Small Cap Equity Fund as an investment option should contact AIM Distributors for approval.

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund, other than AIM Balanced Fund, AIM Premier Equity Fund and AIM Small Cap Equity Fund, offers three separate classes of shares: Class A shares, Class B shares and Class C shares. AIM Small Cap Equity Fund offers four separate classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Each of AIM Balanced Fund and AIM Premier Equity Fund offers five separate classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. This Statement of Additional Information relates solely to the Class A, Class B, Class C and Class R shares, if applicable, of the Funds. The Institutional Class shares of AIM Balanced Fund and AIM Premier Equity Fund are intended for use by certain eligible institutional investors. Shares of the Institutional Class of AIM Balanced Fund and AIM Premier Equity Fund are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), retirement plans, and platform sponsors with which AIM Distributors has entered into an agreement.

         Each class of shares represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Because Class B shares automatically convert to Class A shares at month-end eight years after the date of purchase, the Funds' distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds other than AIM European Small Company Fund, AIM Global Utilities Fund and AIM International Emerging Growth Fund is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                                 AIM FUNDS GROUP
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                                                                        FUND
                       ---------------------------------------------------------------------------------------------------------
SECURITY/                AIM       AIM BASIC      AIM        AIM        AIM         AIM         AIM MID     AIM NEW       AIM
INVESTMENT             BALANCED     BALANCED    EUROPEAN    GLOBAL     GLOBAL   INTERNATIONAL     CAP      TECHNOLOGY    PREMIER
TECHNIQUE                FUND         FUND        SMALL    UTILITIES   VALUE      EMERGING       BASIC        FUND       EQUITY
                                                 COMPANY     FUND       FUND     GROWTH FUND     VALUE                    FUND
                                                  FUND                                           FUND
---------              --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------

                                                                 EQUITY INVESTMENTS

Common Stock               X           X           X           X          X           X            X           X            X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Preferred Stock            X           X           X           X          X           X            X           X            X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Convertible
Securities                 X           X           X           X          X           X            X           X            X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Alternative
Entity Securities          X           X           X           X          X           X            X           X            X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
                                                                 FOREIGN INVESTMENTS

Foreign Securities         X           X           X           X          X           X            X           X            X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Foreign Government
Obligations                X           X           X           X          X           X            X           X            X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Foreign Exchange
Transactions               X           X           X           X          X           X            X           X            X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
                                                                   DEBT INVESTMENTS

U.S. Government
Obligations                X           X           X           X          X           X            X           X            X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Mortgage-Backed and
Asset-Backed
Securities                 X           X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Collateralized
Mortgage Obligations       X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Investment Grade
Corporate Debt
Obligations                X           X           X           X          X           X            X           X            X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Junk Bonds                                                     X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Liquid Assets              X           X           X           X          X           X            X           X            X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------


                                    FUND
                       --------------------------------
SECURITY/                AIM        AIM      AIM SMALL
INVESTMENT              PREMIER    SELECT    CAP EQUITY
TECHNIQUE              EQUITY II   EQUITY       FUND
                         FUND       FUND

---------              ---------   ------    ----------

                              EQUITY INVESTMENTS

Common Stock               X          X           X
-------------------    ---------   ------    ----------
Preferred Stock            X          X           X
-------------------    ---------   ------    ----------
Convertible
Securities                 X          X           X
-------------------    ---------   ------    ----------
Alternative
Entity Securities          X          X           X
-------------------    ---------   ------    ----------
                              FOREIGN INVESTMENTS

Foreign Securities         X          X           X
-------------------    ---------   ------    ----------
Foreign Government
Obligations                X          X           X
-------------------    ---------   ------    ----------
Foreign Exchange
Transactions               X          X           X
-------------------    ---------   ------    ----------
                               DEBT INVESTMENTS

U.S. Government
Obligations                X          X           X
-------------------    ---------   ------    ----------
Mortgage-Backed and
Asset-Backed
Securities
-------------------    ---------   ------    ----------
Collateralized
Mortgage Obligations
-------------------    ---------   ------    ----------
Investment Grade
Corporate Debt
Obligations                X          X           X
-------------------    ---------   ------    ----------
Junk Bonds
-------------------    ---------   ------    ----------
Liquid Assets              X          X           X
-------------------    ---------   ------    ----------


                                 AIM FUNDS GROUP
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


                                                                        FUND
                         ---------------------------------------------------------------------------------------------------------
SECURITY/                  AIM       AIM BASIC      AIM        AIM        AIM         AIM         AIM MID     AIM NEW       AIM
INVESTMENT               BALANCED     BALANCED    EUROPEAN    GLOBAL     GLOBAL   INTERNATIONAL     CAP      TECHNOLOGY    PREMIER
TECHNIQUE                  FUND         FUND        SMALL    UTILITIES   VALUE      EMERGING       BASIC        FUND       EQUITY
                                                   COMPANY     FUND       FUND     GROWTH FUND     VALUE                    FUND
                                                    FUND                                           FUND
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------

                                                                             OTHER INVESTMENTS

REITs                       X            X           X           X          X          X             X           X            X
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Other Investment
Companies                   X            X           X           X          X          X             X           X            X
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Defaulted Securities
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Municipal Forward
Contracts
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Variable or Floating
Rate Instruments
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Indexed Securities
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Zero-Coupon and
Pay-in-Kind
Securities
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Synthetic Municipal
Instruments
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
                                                                           INVESTMENT TECHNIQUES

Delayed Delivery
Transactions                X            X           X           X          X          X             X           X            X
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
When-Issued
Securities                  X            X           X           X          X          X             X           X            X
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Short Sales                 X            X           X           X          X          X             X           X            X
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Margin Transactions
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Swap Agreements             X            X           X           X          X          X             X           X            X
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Interfund Loans             X            X           X           X          X          X             X           X            X
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Borrowing                   X            X           X           X          X          X             X           X            X
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Lending Portfolio
Securities                  X            X           X           X          X          X             X           X            X
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Repurchase Agreements       X            X           X           X          X          X             X           X            X
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------


                                      FUND
                         --------------------------------
SECURITY/                  AIM        AIM      AIM SMALL
INVESTMENT                PREMIER    SELECT    CAP EQUITY
TECHNIQUE                EQUITY II   EQUITY       FUND
                           FUND       FUND

---------------------    ---------   ------    ----------

                                OTHER INVESTMENTS

REITs                        X          X           X
---------------------    ---------   ------    ----------
Other Investment
Companies                    X          X           X
---------------------    ---------   ------    ----------
Defaulted Securities
---------------------    ---------   ------    ----------
Municipal Forward
Contracts
---------------------    ---------   ------    ----------
Variable or Floating
Rate Instruments
---------------------    ---------   ------    ----------
Indexed Securities
---------------------    ---------   ------    ----------
Zero-Coupon and
Pay-in-Kind
Securities
---------------------    ---------   ------    ----------
Synthetic Municipal
Instruments
---------------------    ---------   ------    ----------
                              INVESTMENT TECHNIQUES

Delayed Delivery
Transactions                 X          X           X
---------------------    ---------   ------    ----------
When-Issued
Securities                   X          X           X
---------------------    ---------   ------    ----------
Short Sales                  X          X           X
---------------------    ---------   ------    ----------
Margin Transactions
---------------------    ---------   ------    ----------
Swap Agreements              X          X           X
---------------------    ---------   ------    ----------
Interfund Loans              X          X           X
---------------------    ---------   ------    ----------
Borrowing                    X          X           X
---------------------    ---------   ------    ----------
Lending Portfolio
Securities                   X          X           X
---------------------    ---------   ------    ----------
Repurchase Agreements        X          X           X
---------------------    ---------   ------    ----------


                                 AIM FUNDS GROUP
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


                                                                        FUND
                       ---------------------------------------------------------------------------------------------------------
SECURITY/                AIM       AIM BASIC      AIM        AIM        AIM         AIM         AIM MID     AIM NEW       AIM
INVESTMENT             BALANCED     BALANCED    EUROPEAN    GLOBAL     GLOBAL   INTERNATIONAL     CAP      TECHNOLOGY    PREMIER
TECHNIQUE                FUND         FUND        SMALL    UTILITIES   VALUE      EMERGING       BASIC        FUND       EQUITY
                                                 COMPANY     FUND       FUND     GROWTH FUND     VALUE                    FUND
                                                  FUND                                           FUND
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------




Reverse Repurchase
Agreements                 X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Dollar Rolls               X           X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Illiquid Securities        X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Rule 144A Securities       X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Unseasoned Issuers         X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Portfolio
Transactions
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Sale of Money Market
Securities
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Standby Commitments
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
                                                                              DERIVATIVES

Equity-Linked
Derivatives                X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Put Options                X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Call Options               X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Straddles                  X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Warrants                   X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Futures Contracts
and Options on
Futures Contracts          X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Forward Currency
Contracts                  X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Cover                      X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------

                                     FUND
                         --------------------------------
SECURITY/                  AIM        AIM      AIM SMALL
INVESTMENT                PREMIER    SELECT    CAP EQUITY
TECHNIQUE                EQUITY II   EQUITY       FUND
                           FUND       FUND

--------------------     ---------   ------    ----------




Reverse Repurchase
Agreements                   X          X           X
--------------------     ---------   ------    ----------
Dollar Rolls
--------------------     ---------   ------    ----------
Illiquid Securities          X          X           X
--------------------     ---------   ------    ----------
Rule 144A Securities         X          X           X
--------------------     ---------   ------    ----------
Unseasoned Issuers           X          X           X
--------------------     ---------   ------    ----------
Portfolio
Transactions
--------------------     ---------   ------    ----------
Sale of Money Market
Securities
--------------------     ---------   ------    ----------
Standby Commitments
--------------------     ---------   ------    ----------
                                   DERIVATIVES

Equity-Linked
Derivatives                  X          X           X
--------------------     ---------   ------    ----------
Put Options                  X          X           X
--------------------     ---------   ------    ----------
Call Options                 X          X           X
--------------------     ---------   ------    ----------
Straddles                    X          X           X
--------------------     ---------   ------    ----------
Warrants                     X          X           X
--------------------     ---------   ------    ----------
Futures Contracts
and Options on
Futures Contracts            X          X           X
--------------------     ---------   ------    ----------
Forward Currency
Contracts                    X          X           X
--------------------     ---------   ------    ----------
Cover                        X          X           X
--------------------     ---------   ------    ----------


EQUITY INVESTMENTS

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

         The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Debt Investments-Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

FOREIGN INVESTMENTS

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         Each Fund may invest up to 25% of its total assets (at least 65% for AIM International Emerging Growth Fund, at least 80% of net assets for AIM European Small Company Fund and up to 80% of total assets for AIM Global Utilities Fund and AIM Global Value Fund) in foreign securities.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU") established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. Each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) has replaced its local currency with the euro effective January 1, 2002.

         Risks of Developing Countries. AIM European Small Company Fund and AIM International Emerging Growth Fund may each invest up to 35%, AIM Global Utilities Fund and AIM Global Value Fund may each invest up to 20%, and AIM Balanced Fund, AIM Basic Balanced Fund, AIM Mid Cap Basic Value Fund, AIM New Technology Fund, AIM Premier Equity Fund, AIM Premier Equity II Fund, AIM Select Equity Fund and AIM Small Cap Equity Fund may each invest up to 5% of their total assets in securities of companies located in developing countries. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interests or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the government of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds".

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES -- Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The AIM Balanced Fund may invest in CMOs. The Fund can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

         FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

         Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

         Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

         AIM Global Utilities Fund may have difficulty selling certain junk bonds because it may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

         Description of debt securities ratings are found in Appendix A.

         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, and municipal obligations).

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.

Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or mortgage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers,
(iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

Derivatives

         The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into, or exchangeable, without payment or any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         PURCHASING OPTIONS. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         OVER-THE-COUNTER OPTIONS. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         INDEX OPTIONS. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. The Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         OPTIONS ON FUTURES CONTRACTS. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS AND ON CERTAIN OPTIONS ON CURRENCIES. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or
(2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or, forward currency contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares, except that AIM European Small Company Fund and AIM International Emerging Growth Fund are not subject to restriction (1) and AIM Global Utilities Fund is not subject to restrictions (1) or (4). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         AIM Global Utilities Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign public utility companies.

         For purposes of AIM Global Utilities Fund's fundamental restriction regarding industry concentration, public utility companies shall consist of companies that produce or supply electricity, natural gas, water, sanitary services, and telephone, cable, satellite, telegraph or other communication or information transmission services, as well as developing utility technology companies and holding companies which derive at least 40% of their revenues from utility-related activities.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds, except AIM European Small Company Fund and AIM International Emerging Growth Fund are not subject to restriction (1) and AIM Global Utilities Fund is not subject to restrictions (1) or (3). They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         ADDITIONAL NON-FUNDAMENTAL POLICIES. As non-fundamental policies:

         (7) AIM European Small Company Fund normally invests at least 80% of its assets in securities of European small companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (8) AIM Global Utilities Fund normally invests at least 80% of its assets in securities of domestic and foreign public utility companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (9) AIM New Technology Fund normally invests at least 80% of its assets in securities of technology and science companies that the portfolio managers believe are likely to benefit from new or innovative products, services or processes. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (10) AIM Small Cap Equity Fund normally invests at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (11) AIM Mid Cap Basic Value Fund normally invests at least 80% of its assets in securities of mid-capitalization companies that offer potential for capital growth. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (12) AIM Select Equity Fund normally invests at least 80% of its assets in equity securities, including convertible securities, with prospects for above-average market returns, without regard to market capitalization. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (13) AIM Premier Equity Fund normally invests at least 80% of its assets in equity securities, including convertible securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (14) AIM Premier Equity II Fund normally invests at least 80% of its assets in equity securities, including convertible securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. Each of the funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

PORTFOLIO TURNOVER

         The variation in the portfolio turnover rate for AIM Global Utilities Fund for the fiscal year 2001 as compared to the prior year was due to the Fund repositioning a significant portion of its assets from investments in telecommunications-related companies to investments in electric utilities and energy-producing companies. The increase in the portfolio turnover rate for fiscal year 2002 compared to the prior fiscal year was due tonet flows from the Fund.

         The variation in the portfolio turnover rate for AIM Global Value Fund for the fiscal year 2002 as compared to the prior year was due to global economic downturn, and the portfolio manager's belief that the market presented less opportunity to find stocks that fit the fund's investment discipline.

         The variation in the portfolio turnover rate for AIM Select Equity Fund for the fiscal year 2001 as compared to the prior year was due to a change in the Fund's investment strategies that occurred during 2001.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix B.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by each Fund (including resolution of disagreements between Fund management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of each Fund; (iii) monitoring the process and the resulting financial statements prepared by Fund management to promote accuracy of financial reporting and asset valuation; and
(iv) preapproving permissible non-audit services that are provided to each Fund by its independent auditors. During the fiscal year ended December 31, 2002, the Audit Committee held six meetings.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Pennock and Sklar (Chair), Carl Frischling, Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended December 31, 2002, the Investments Committee held four meetings.

         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair) and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended December 31, 2002, the Valuation Committee held one meeting.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) nominating persons who are not interested persons of the Fund for election or appointment (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Fund at meetings called for the election of trustees;
(ii) nominating persons who are not interested persons of the Fund for selection as, members of each committee of the Board, including without limitation, the Audit Committee, the Committee on Directors/Trustees, the Investments Committee and the Valuation Committee, and to nominate persons for selection as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Fund. During the fiscal year ended December 31, 2002, the Committee on Directors/Trustees held five meetings.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

TRUSTEE OWNERSHIP OF FUND SHARES

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

FACTORS CONSIDERED IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

         The advisory agreement with AIM was re-approved for each Fund by the Trust's Board at a meeting held on May 14-15, 2002. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors for each Fund, including: the requirements of each Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of each Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.

         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

         After consideration of these factors, the Board found that: (i) the services provided to each Fund and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's advisory agreement was in the best interests of such Fund and its shareholders and continued the agreement for an additional year.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002 is found in Appendix C.

RETIREMENT PLAN FOR TRUSTEES

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

         Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchase of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares
- Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS

         AIM, the Trust and AIM Distributors have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix D. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 190 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.

         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Master Investment Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:


         FUND NAME                                                    NET ASSETS                      ANNUAL RATE
------------------------------------------------------------ ------------------------------------ --------------------

AIM Balanced Fund                                            First $150 million                          0.75%
                                                             Amount over $150 million                    0.50%

------------------------------------------------------------ ------------------------------------ --------------------

AIM Basic Balanced Fund                                      First $1 billion                            0.65%
                                                             Next $4 billion                             0.60%
                                                             Amount over $5 billion                      0.55%

------------------------------------------------------------ ------------------------------------ --------------------

AIM European Small Company Fund                              All Assets                                  0.95%
AIM International Emerging Growth Fund

------------------------------------------------------------ ------------------------------------ --------------------

AIM Global Utilities Fund                                    First $200 million                          0.60%
                                                             Next $300 million                           0.50%
                                                             Next $500 million                           0.40%
                                                             Amount over $1 billion                      0.30%

------------------------------------------------------------ ------------------------------------ --------------------

AIM Global Value Fund                                        First $1 billion                            0.85%
                                                             Amount over $1 billion                      0.80%

------------------------------------------------------------ ------------------------------------ --------------------

AIM Mid Cap Basic Value Fund                                 First $1 billion                            0.80%
                                                             Next $4 billion                             0.75%
                                                             Over $5 billion                             0.70%

------------------------------------------------------------ ------------------------------------ --------------------

AIM Select Equity Fund                                       First $150 million                          0.80%
AIM Premier Equity Fund*                                     Amount over $150 million                    0.625%

------------------------------------------------------------ ------------------------------------ --------------------

AIM New Technology Fund                                      All Assets                                  1.00%

------------------------------------------------------------ ------------------------------------ --------------------

AIM Small Cap Equity Fund                                    All Assets                                  0.85%

------------------------------------------------------------ ------------------------------------ --------------------

AIM Premier Equity II Fund                                   All Assets                                  0.75%

------------------------------------------------------------ ------------------------------------ --------------------


* See currently effective fee schedule below.

         AIM has voluntarily agreed to waive advisory fees payable by AIM Premier Equity Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion.

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed, effective July 1, 2002, to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. See "Investment Strategies and Risks - Other Investments - Other Investment Companies."

         AIM has contractually agreed, effective July 1, 2002 through June 30, 2003, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM European Small Company Fund, AIM Global Value Fund, AIM International Emerging Growth Fund and AIM New Technology Fund for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A to 2.00% (e.g., if AIM waives 0.75% of Class A expenses, AIM will also waive 0.75% of Class B and Class C expenses). Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended December 31 are found in Appendix E.

          SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended December 31 are found in Appendix F.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         Primerica Shareholder Services, Inc. ("PSS") 3120 Breckinridge Boulevard, Duluth, Georgia 30099-0001 has also entered into an agreement with the Trust (and certain other AIM Funds) and AFS pursuant to which PSS is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as sub-custodian to facilitate cash management.

         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country; the Custodian is responsible for monitoring eligible foreign securities depositories.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board of Trustees has selected PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, as the independent public accountants to audit the financial statements of the Funds.

         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by each of the Funds for the last three fiscal years ended December 31 are found in Appendix G.

COMMISSIONS

         During the last three fiscal years ended December 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE (RESEARCH SERVICES)

         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended December 31, 2002 are found in Appendix H.

REGULAR BROKERS OR DEALERS

         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended December 31, 2002 is found in Appendix H.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPO transactions will be the same for each AIM Fund and account.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund

         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A Shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

       CATEGORY I FUNDS

AIM Aggressive Growth Fund                    AIM Large Cap Core Equity Fund
AIM Asia Pacific Growth Fund                  AIM Large Cap Growth Fund
AIM Basic Value Fund                          AIM Libra Fund
AIM Blue Chip Fund                            AIM Mid Cap Basic Value Fund
AIM Capital Development Fund                  AIM Mid Cap Core Equity Fund
AIM Charter Fund                              AIM Mid Cap Growth Fund
AIM Constellation Fund                        AIM New Technology Fund
AIM Dent Demographic Trends Fund              AIM Opportunities I Fund
AIM Emerging Growth Fund                      AIM Opportunities II Fund
AIM European Growth Fund                      AIM Opportunities III Fund
AIM European Small Company Fund               AIM Premier Equity Fund
AIM Global Utilities Fund                     AIM Premier Equity II Fund
AIM Global Value Fund                         AIM Select Equity Fund
AIM International Core Equity Fund            AIM Small Cap Equity Fund
AIM International Emerging Growth Fund        AIM Small Cap Growth Fund
AIM International Growth Fund                 AIM Weingarten Fund
AIM Large Cap Basic Value Fund




                                                                                                   Dealer
                                                                 Investor's Sales Charge         Concession
                                                               ---------------------------       ----------
                                                                   As a            As a             As a
                                                                Percentage      Percentage       Percentage
                                                               of the Public    of the Net      of the Public
                    Amount of Investment in                      Offering         Amount          Offering
                     Single Transaction(1)                         Price         Invested           Price
                  -------------------------                    -------------   -----------        ---------

                           Less than $   25,000                   5.50%            5.82%            4.75%
              $ 25,000 but less than $   50,000                   5.25             5.54             4.50
              $ 50,000 but less than $  100,000                   4.75             4.99             4.00
              $100,000 but less than $  250,000                   3.75             3.90             3.00
              $250,000 but less than $  500,000                   3.00             3.09             2.50
              $500,000 but less than $1,000,000                   2.00             2.04             1.60


(1) AIM Opportunities Fund I will not accept any single purchase in excess of $250,000


      CATEGORY II FUNDS

AIM Balanced Fund                         AIM Global Trends Fund
AIM Basic Balanced Fund                   AIM High Income Municipal Fund
AIM Developing Markets Fund               AIM High Yield Fund
AIM Global Aggressive Growth Fund         AIM High Yield Fund II
AIM Global Energy Fund                    AIM Income Fund
AIM Global Financial Services Fund        AIM Intermediate Government Fund
AIM Global Growth Fund                    AIM Municipal Bond Fund
AIM Global Health Care Fund               AIM Real Estate Fund
AIM Global Income Fund                    AIM Strategic Income Fund
AIM Global Science and                    AIM Total Return Bond Fund
   Technology Fund



                                                                                                  Dealer
                                                              Investor's Sales Charge           Concession
                                                            ---------------------------         ----------
                                                                As a           As a                As a
                                                             Percentage     Percentage          Percentage
                                                            of the Public   of the Net         of the Public
                      Amount of Investment in                 Offering        Amount             Offering
                        Single Transaction                      Price        Invested             Price
                     -------------------------              -------------  ------------         ----------

                              Less than $   50,000               4.75%         4.99%              4.00%
                 $ 50,000 but less than $  100,000               4.00          4.17               3.25
                 $100,000 but less than $  250,000               3.75          3.90               3.00
                 $250,000 but less than $  500,000               2.50          2.56               2.00
                 $500,000 but less than $1,000,000               2.00          2.04               1.60



      CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund


                                                                                                  Dealer
                                                             Investor's Sales Charge            Concession
                                                             -----------------------            ----------
                                                                As a           As a                As a
                                                             Percentage     Percentage          Percentage
                                                            of the Public   of the Net         of the Public
                  Amount of Investment in                     Offering        Amount             Offering
                    Single Transaction                          Price        Invested              Price
                  -----------------------                     ---------      --------            ---------

                           Less than $  100,000                  1.00%         1.01%               0.75%
              $100,000 but less than $  250,000                  0.75          0.76                0.50
              $250,000 but less than $1,000,000                  0.50          0.50                0.40



         Beginning on October 31, 2002 Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.

         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of Category I, II or III Funds do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as ("Large Purchases"). If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, each share issued will generally be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase. Large Purchases of Class A shares of Category III Funds made on or after November 15, 2001 and through October 30, 2002 will be subject to a 0.25% CDSC if the investor redeems those shares within 12 months after purchase.

         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

         AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I or II Funds by investors other than (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the Code), and (ii) retirement plans that are maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to
Section 501(c)(3) of the Code:

                               PERCENT OF PURCHASE

             1% of the first $2 million
             ------------------------------------------------
             plus 0.80% of the next $1 million
             ------------------------------------------------
             plus 0.50% of the next $17 million
             ------------------------------------------------
             plus 0.25% of amounts in excess of $20 million
             ------------------------------------------------

         If (i) the amount of any single purchase order plus (ii) the net asset value of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).

         If an investor made a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

         If an investor makes a Large Purchase of Class A shares of a Category I or II Fund on or after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning on February 17, 2003, Class A Shares of a Category I or II Fund may not be exchanged for Class A Shares of a Category III Fund.

         If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay 1.00% of such purchases as dealer compensation upon the exchange. The Class A Shares of the Category I or II Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.

         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange. Beginning on February 17, 2003, Class A Shares of a Category III Fund may not be exchanged for Class A Shares of another Category III Fund.

         PURCHASES OF CLASS A SHARES BY CERTAIN RETIREMENT PLANS AT NAV. Effective November 1, 2002, for purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):

                               PERCENT OF PURCHASE

               0.50% of the first $20 million
               -----------------------------------------------
               plus 0.25% of amounts in excess of $20 million
               -----------------------------------------------

         This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.

         A "new investment" means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares, or (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

         With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

INDIVIDUALS

         o an individual (including his or her spouse or domestic partner, and children);

         o any trust established exclusively for the benefit of an individual;

         o a retirement plan established exclusively for the benefit of an individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and

         o        a qualified tuition plan account, maintained pursuant to
                  Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual or have an individual named as the beneficiary thereof).

EMPLOYER-SPONSORED RETIREMENT PLANS

         o a retirement plan maintained pursuant to Sections 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the
                  Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:

                  a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);

                  b. each transmittal is accompanied by a single check or wire transfer; and

                  c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.

TRUSTEES AND FIDUCIARIES

         o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account.

OTHER GROUPS

         o any organized group of persons, whether incorporated or not, purchasing AIM Fund shares through a single account, provided that:

                  a. the organization has been in existence for at least six months; and

                  b. the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

         A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI") and (ii) subsequently fulfilling the conditions of that LOI.

         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

         Calculating the Initial Sales Charge

         o Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

         o It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

         o The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

         o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

         Calculating the Number of Shares to be Purchased

         o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

         o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

         o If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

         o The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

         Fulfilling the Intended Investment

         o By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

         o To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

         o If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

         Canceling the LOI

         o If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

         o If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

         Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

     LOIS and Contingent Deferred Sales Charges

         If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds are subject to an 18-month, 1% CDSC.

RIGHTS OF ACCUMULATION

         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contract purchased on or before June 30, 1992.

         If an investor's new purchase of Class A shares of a Category I or II Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 18 month holding period (12 months for Category III Funds shares). For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.

         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as:

         o Persons who have a relationship with the funds or with AIM and its affiliates, and are therefore familiar with the funds, and who place unsolicited orders directly with AIM Distributors; or

         o Programs for purchase that involve little expense because of the size of the transaction and shareholder records required.

         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

         o        AIM Management and its affiliates, or their clients;

         o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds(R), and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

         o Any current or retired officer, director, or employee (and members of their immediate family), of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;

         o Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;

         o        Purchases through approved fee-based programs;

         o Employer-sponsored retirement plans that are Qualified Purchasers, as defined above, provided that:

                  a.       a plan's initial investment is at least $1 million;

                  b.       the employer or plan sponsor signs a $1 million LOI;

                  c. there are at least 100 employees eligible to participate in the plan; or

                  d. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that

                  e. retirement plans maintained pursuant to Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code; and

                  f. purchases of AIM Opportunities I Fund by all retirement plans are subject to initial sales charges;

         o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

         o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

         o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

         o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

         o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

         o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

         o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

         o Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code;

         o Initial purchases made by Qualified Purchasers, as defined above, within one (1) year after the registered representative who services their account(s) has become affiliated with a selling group member with which AIM Distributors has entered into a written agreement; and

         o Participants in select brokerage programs for retirement plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

         As used above, immediate family includes an individual and his or her spouse or domestic partner, children, parents and parents of spouse or domestic partner.

         In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

         o        the reinvestment of dividends and distributions from a Fund;

         o        exchanges of shares of certain Funds;

         o        use of the reinstatement privilege; or

         o        a merger, consolidation or acquisition of assets of a Fund.

         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

         In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

Purchases of Class B Shares

         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Purchases of Class R Shares

         Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:

                         PERCENT OF CUMULATIVE PURCHASES

                 0.75% of the first $5 million
                 -----------------------------------------------
                 plus 0.50% of amounts in excess of $5 million
                 -----------------------------------------------

         With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s).

Exchanges

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AFS as long as such request is received prior to the close of the customary trading session of the New York Stock Exchange ("NYSE"). AFS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AFS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), present or future, with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

         SYSTEMATIC REDEMPTION PLAN. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AFS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AFS. To provide funds for payments made under the Systematic Redemption Plan, AFS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

         Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B, Class C or Class R shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

         A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds, or upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund), and, in certain circumstances, upon the redemption of Class R shares. On and after November 15, 2001 and through October 30, 2002 a CDSC also may be imposed upon the redemption of Large Purchases of Class A shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II or III Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

         o Redemptions of shares of Category I or II Funds held more than 18 months;

         o Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;

         o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;

         o        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class A shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;

         o        Redemptions from private foundations or endowment funds;

         o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

         o Redemptions of shares of Category I, II or III Funds or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I or II Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchanges of Category I or II Fund shares;

         o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

         o Redemptions of shares of Category I or II Funds acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

         o Redemption of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares;

         o Redemptions of shares of Category I or II Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, unless the Category I or II Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds shares; and

         o Redemptions of Category I or II Funds by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

         o Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

         o Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age
                  70 1/2;

         o Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

         o Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

         o Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

         o Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

         o Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
                  Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and

         o Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

         o Additional purchases of Class C shares of AIM International Core Equity Fund (formerly known as AIM International Value
                  Fund) and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary;

         o Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the AIM Fund when the account value falls below the minimum required account size of $500; and

         o        Investment account(s) of AIM.

         CDSCs will not apply to the following redemptions of Class C shares:

         o A total or partial redemption of shares where the investor's dealer of record notified the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

         o A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to Section 401, 403, or 457 of the Code;

         o Redemptions of Class C shares of an AIM Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and

         o Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC.

         CDSCs will not apply to the following redemptions of Class R shares:

         o Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and

         o        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class R shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.

General Information Regarding Purchases, Exchanges and Redemptions

         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AFS with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AFS in its sole discretion.

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AFS. Any loss resulting from the failure of the dealer or financial intermediary or financial intermediary's failure to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AFS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AFS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number
(PIN). By establishing a PIN, the investor acknowledges and agrees that neither AFS nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.

         ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AFS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AFS. Upon receiving returned mail, AFS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AFS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AFS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 - Sales Charge as % of Offering Price) = Offering Price.

         For example, at the close of business on December 31, 2002, AIM Premier Equity Fund - Class A shares had a net asset value per share of $7.51. The offering price, assuming an initial sales charge of 5.50%, therefore was $7.95.

Calculation of Net Asset Value

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent aNOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

         Foreign securities are converted into U.S. dollars using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

         AIM intends to redeem all shares of the Funds in cash. It is possible that future conditions may make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold as of January 1, 2002, 30% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, the backup withholding rate decreases in phases to 28% for distributions made in the year 2006 and thereafter.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund;

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions, except for AIM Balanced Fund, AIM Basic Balanced Fund and AIM Global Utilities Fund. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

         It is the present policy of the AIM Balanced Fund, AIM Basic Balanced Fund and AIM Global Utilities Fund to declare and pay quarterly net investment income dividends and declare and pay annually capital gain distributions.

         Distributions paid by a fund, other than daily dividends, have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares because of higher distribution fees paid by Class B and Class C shares. Dividends on Class R shares may be lower than those for Class A shares, depending on whether the Class R shares pay higher distribution fees than those for Class A shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principles under the 1940 Act and the Code.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gain is directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, a fund may be required to sell portfolio holdings to meet this requirement.

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two ormore issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amounts of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition.

         BACKUP WITHHOLDING. The Funds may be required to withhold, as of January 1, 2002, 30% of distributions and/or redemption payments; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding."

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 30% on distributions made on or after January 1, 2002, that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income, and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS

         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares, Class B shares, Class C shares and, if applicable, Class R shares (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.


         FUND                                             CLASS A       CLASS B       CLASS C        CLASS R
         ----                                             -------       -------       -------        -------

         AIM Balanced Fund                                  0.25%         1.00%         1.00%          0.50%
         AIM Basic Balanced Fund                            0.35          1.00          1.00            N/A
         AIM European Small Company Fund                    0.35          1.00          1.00            N/A
         AIM Global Utilities Fund                          0.25          1.00          1.00            N/A
         AIM Global Value Fund                              0.35          1.00          1.00            N/A
         AIM International Emerging Growth Fund             0.35          1.00          1.00            N/A
         AIM Mid Cap Basic Value Fund                       0.35          1.00          1.00            N/A
         AIM New Technology Fund                            0.35          1.00          1.00            N/A
         AIM Premier Equity Fund                            0.25          1.00          1.00           0.50
         AIM Premier Equity II Fund                         0.35          1.00          1.00            N/A
         AIM Select Equity Fund                             0.25          1.00          1.00            N/A
         AIM Small Cap Equity Fund                          0.35          1.00          1.00           0.50


         All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares, Class C shares or Class R shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix I for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the year, or period, ended December 31, 2002 and Appendix J for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended December 31, 2002.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a whollyowned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B, Class C and Class R shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A, Class C and Class R Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

         AIM Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If AIM Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

         Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ending December 31 are found in Appendix K.


                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) = ERV

Where           P     =  a hypothetical initial payment of $1,000;
                T     =  average annual total return (assuming the applicable
                         maximum sales load is deducted at the beginning of the
                         one, five or ten year periods);
                n     =  number of years; and
                ERV   =  ending redeemable value of a hypothetical $1,000
                         payment at the end of the one, five or ten year periods
                         (or fractional portion of such period).

         The average annual total returns for each Fund, with respect to its Class A, Class B, Class C and Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix L.

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) = ERV

Where           P    =  a hypothetical initial payment of $1,000;
                U    =  average annual total return assuming payment of only a
                        stated portion of, or none of, the applicable maximum
                        sales load at the beginning of the stated period;
                n    =  number of years; and
                ERV  =  ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V) = ERV

Where           P    =  a hypothetical initial payment of $1,000;
                V    =  cumulative total return assuming payment of all of, a
                        stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and
                ERV  =  ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

         The cumulative total returns for each Fund, with respect to its Class A, Class B, Class C and Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix L.


Calculation Of Certain Performance Data

         AIM Balanced Fund, AIM Premier Equity Fund and AIM Small Cap Equity Fund may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Class R shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Funds' Class R shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Class R shares since their inception and the restated historical performance of the Funds' Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Funds' Class R shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Class R shares.

         A restated or blended performance calculation may be used to derive (i) the Funds' standardized average annual total returns over a stated period and
(ii) the Funds' non-standardized cumulative total returns over a stated period.

Average Annual Total Return (After Taxes on Distributions) Quotation

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                         n
                                   P(1+T)  = ATV
                                                D

Where           P     =  a hypothetical initial payment of $1,000;
                T     =  average annual total return (after taxes on
                         distributions);
                n     =  number of years; and
                ATVD  =  ending value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods (or since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflect the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class B and Class C shares for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix L.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                         n
                                   P(1+T)  = ATV
                                                DR

Where           P      =  a hypothetical initial payment of $1,000;
                T      =  average annual total return (after taxes on
                          distributions and redemption);
                n      =  number of years; and
                ATVDR  =  ending value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year periods
                          (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflect the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Class A, Class B and Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix L.

Yield Quotation

         Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         A Fund may quote its distribution rate, which uses the most recent dividend paid annualized as a percentage of the Fund's offering price.

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for each Fund is as follows:

                                                       6
                            YIELD = 2[((a-b)/(c x d)+1) -1]

Where      a  =  dividends and interest earned during a stated 30-day period.
                 For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date);
           b  =  expenses accrued during period (net of reimbursements);
           c  =  the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

         The yields and distribution rates for the AIM Balanced Fund, AIM Basic Balanced Fund and AIM Global Utilities Fund for the 30 day period ended December 31, 2002 are found in Appendix L.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         Certain Funds may participate in the initial public offering (IPO) market in some market cycles. Because of these Funds' small asset bases, any investment the Funds may make in IPOs may significantly affect these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the Funds' total returns.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:


         Advertising Age                    Forbes                              Nation's Business
         Barron's                           Fortune                             New York Times
         Best's Review                      Hartford Courant                    Pension World
         Broker World                       Inc.                                Pensions & Investments
         Business Week                      Institutional Investor              Personal Investor
         Changing Times                     Insurance Forum                     Philadelphia Inquirer
         Christian Science Monitor          Insurance Week                      USA Today
         Consumer Reports                   Investor's Business Daily           U.S. News & World Report
         Economist                          Journal of the American             Wall Street Journal
         FACS of the Week                      Society of CLU & ChFC            Washington Post
         Financial Planning                 Kiplinger Letter                    CNN
         Financial Product News             Money                               CNBC
         Financial Services Week            Mutual Fund Forecaster              PBS
         Financial World


         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:


         Bank Rate Monitor                              Stanger
         Donoghue's                                     Weisenberger
         Mutual Fund Values (Morningstar)               Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

                  Dow Jones Global Utilities Index                           Russell 2000(R) Index
                  Dow Jones Industrial Average                               Russell 3000(R) Index
                  Lehman Brothers Aggregate Bond Index                       Russell 3000(R) Growth Index
                  Lipper Balanced Fund Index                                 Russell Midcap(R) Index
                  Lipper European Fund Index                                 Russell Midcap(R) Value Index
                  Lipper Global Fund Index                                   MSCI AC World Free Index
                  Lipper International Small Cap Fund Index                  MSCI All Country World Free ex-USA
                  Lipper Mid Cap Core Fund Index                                Growth Index
                  Lipper Mid Cap Value Fund Index                            MSCI EAFE Index
                  Lipper Multi Cap Core Fund Index                           MSCI Europe Index
                  Lipper Multi Cap Growth Fund Index                         MSCI Europe Small Cap Index
                  Lipper Science & Technology Fund Index                     MSCI World Index
                  Lipper Small Cap Core Fund Index                           MSCI World Value Free Index
                  Lipper Small Cap Growth Fund Index                         PSE Tech 100 Index
                  Lipper Large Cap Core Fund Index                           PSE Technology Index
                  Lipper Utility Fund Index                                  Standard & Poor's 500 Index
                  Russell 1000(R) Index                                      Wilshire 5000 Index
                  Russell 1000(R) Value Index                                NASDAQ Index


         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings areas follows:


         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.


         Moody's municipal ratings are as follows:


            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

         Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

MUNICIPAL RATINGS ARE BASED UPON THE ANALYSIS OF FOUR PRIMARY FACTORS RELATING TO MUNICIPAL FINANCE: ECONOMY, DEBT, FINANCES, AND ADMINISTRATION/MANAGEMENT STRATEGIES. EACH OF THE FACTORS IS EVALUATED INDIVIDUALLY AND FOR ITS EFFECT ON THE OTHER FACTORS IN THE CONTEXT OF THE MUNICIPALITY'S ABILITY TO REPAY ITS DEBT.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

          In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

          In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

          In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

          The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

          MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).


                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.


                        S&P SHORT-TERM MUNICIPAL RATINGS

          An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.


                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:  Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.


                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC:  Default of some kind appears probable.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.


                         FITCH SHORT-TERM CREDIT RATINGS

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS

                              As of January 1, 2003
--------------------------------------------------------------------------------
    The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities, if any.
--------------------------------------------------------------------------------

    NAME, YEAR OF BIRTH AND       TRUSTEE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS      OTHER DIRECTORSHIP(s)
POSITION(s) HELD WITH THE TRUST   AND/OR                                                            HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------- ----------- -------------------------------------------------- -------------------------
INTERESTED PERSONS
-------------------------------- ----------- -------------------------------------------------- -------------------------

Robert H. Graham(1) --  1946          1992   Director and Chairman, A I M Management Group      None
Trustee, Chairman and President              Inc. (financial services holding company); and
                                             Director and Vice Chairman, AMVESCAP PLC (parent
                                             of AIM and a global investment management firm)

                                             Formerly: President and Chief Executive Officer,
                                             A I M Management Group Inc.; Director, Chairman
                                             and President, A I M Advisors, Inc. (registered
                                             investment advisor), and Director and Chairman,
                                             A I M Capital Management, Inc. (registered
                                             investment advisor), A I M Distributors, Inc.
                                             (registered broker dealer), A I M Fund Services,
                                             Inc., (registered transfer agent), and Fund
                                             Management Company (registered broker dealer)
-------------------------------- ----------- -------------------------------------------------- -------------------------

Mark H. Williamson(2) -- 1951         2003   Director, President and Chief Executive Officer,   Director, Chairman,
Trustee and Executive Vice                   A I M Management Group Inc. (financial services    President and Chief
President                                    holding company); Director, Chairman and           Executive Officer,
                                             President, A I M Advisors, Inc. (registered        INVESCO Bond Funds,
                                             investment advisor); Director, A I M Capital       Inc., INVESCO
                                             Management Inc. (registered investment advisor)    Combination Stock &
                                             and A I M Distributors, Inc. (registered broker    Bond Funds, Inc.,
                                             dealer), Director and Chairman, A I M Fund         INVESCO Counselor
                                             Services, Inc. (registered transfer agent), and    Series Funds, Inc.;
                                             Fund Management Company (registered broker         INVESCO Global &
                                             dealer); and Chief Executive Officer, AMVESCAP     International Funds,
                                             PLC - AIM Division (parent of AIM and a global     Inc., INVESCO Manager
                                             investment management firm)                        Series Funds, Inc.,
                                                                                                INVESCO Money Market
                                             Formerly: Director, Chairman and Chief Executive   Funds, Inc., INVESCO
                                             Officer, INVESCO Funds Group, Inc.; and Chief      Sector Funds, Inc.,
                                             Executive Officer, AMVESCAP PLC - Managed          INVESCO Stock Funds,
                                             Products                                           Inc., INVESCO
                                                                                                Treasurer's Series
                                                                                                Funds, Inc. and INVESCO
                                                                                                Variable Investment
                                                                                                Funds, Inc.

--------------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

    NAME, YEAR OF BIRTH AND       TRUSTEE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS      OTHER DIRECTORSHIP(s)
POSITION(s) HELD WITH THE TRUST   AND/OR                                                            HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------- ----------- -------------------------------------------------- -------------------------
INDEPENDENT TRUSTEES
-------------------------------- ----------- -------------------------------------------------- -------------------------

Frank S. Bayley -- 1939             2001     Of Counsel, law firm of Baker & McKenzie           Badgley Funds, Inc.
Trustee                                                                                         (registered investment
                                                                                                company)
-------------------------------- ----------- -------------------------------------------------- -------------------------

Bruce L. Crockett -- 1944           1987     Chairman, Crockett Technology Associates           ACE Limited (insurance
Trustee                                      (technology consulting company)                    company); and Captaris,
                                                                                                Inc. (unified messaging
                                                                                                provider)
-------------------------------- ----------- -------------------------------------------------- -------------------------

Albert R. Dowden --  1941           2000     Director, Magellan Insurance Company; Member of    Cortland Trust, Inc.
Trustee                                      Advisory Board of Rotary Power International       (registered investment
                                             (designer, manufacturer, and seller of rotary      company)
                                             power engines); and Director, The Boss Group
                                             (private equity group)

                                             Formerly: Director, President and Chief
                                             Executive Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo; and
                                             director of various affiliated Volvo companies
-------------------------------- ----------- -------------------------------------------------- -------------------------

Edward K. Dunn, Jr. -- 1935         1998     Formerly: Chairman, Mercantile Mortgage Corp.;     None
Trustee                                      President and  Chief Operating Officer,
                                             Mercantile-Safe Deposit & Trust Co.; and
                                             President, Mercantile Bankshares Corp.
-------------------------------- ----------- -------------------------------------------------- -------------------------

Jack M. Fields -- 1952              1997     Chief Executive Officer, Twenty First Century      Administaff
Trustee                                      Group, Inc. (government affairs company) and
                                             Texana Timber LP
-------------------------------- ----------- -------------------------------------------------- -------------------------

Carl Frischling -- 1937             1993     Partner, law firm of Kramer Levin Naftalis and     Cortland Trust, Inc.
Trustee                                      Frankel LLP                                        (registered investment
                                                                                                company)
-------------------------------- ----------- -------------------------------------------------- -------------------------

Prema Mathai-Davis -- 1950          1998     Formerly: Chief Executive Officer, YWCA of the     None
Trustee                                      USA
-------------------------------- ----------- -------------------------------------------------- -------------------------

Lewis F. Pennock -- 1942            1992     Partner, law firm of Pennock & Cooper              None
Trustee
-------------------------------- ----------- -------------------------------------------------- -------------------------

Ruth H. Quigley -- 1935             2001     Retired                                            None
Trustee
-------------------------------- ----------- -------------------------------------------------- -------------------------

NAME, YEAR OF BIRTH AND           TRUSTEE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS      OTHER DIRECTORSHIP(s)
POSITION(s) HELD WITH THE TRUST   AND/OR                                                            HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------- ----------- -------------------------------------------------- -------------------------
INDEPENDENT TRUSTEES
-------------------------------- ----------- -------------------------------------------------- -------------------------

Louis S. Sklar -- 1939              1993     Executive Vice President, Hines (real estate       None
Trustee                                      development company)
-------------------------------- ----------- -------------------------------------------------- -------------------------
OTHER OFFICERS
-------------------------------- ----------- -------------------------------------------------- -------------------------

Gary T. Crum(3) -- 1947               1992   Director, Chairman and Director of Investments,    N/A
Senior Vice President                        A I M Capital Management, Inc.; Director and
                                             Executive Vice President, A I M Management Group
                                             Inc.; Director and Senior Vice President, A I M
                                             Advisors, Inc.; and Director, A I M
                                             Distributors, Inc. and AMVESCAP PLC

                                             Formerly: Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

 Robert G. Alley -- 1948            1992     Managing Director and Chief Fixed Income           N/A
 Vice President                              Officer, A I M Capital Management, Inc.; and
                                             Vice President, A I M Advisors, Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

Stuart W. Coco -- 1955              1992     Managing Director and Chief Research Officer -     N/A
Vice President                               Fixed Income,, A I M Capital Management, Inc.;
                                             and Vice President, A I M Advisors, Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

Melville B. Cox -- 1943             1992     Vice President and Chief Compliance Officer, A I   N/A
Vice President                               M Advisors, Inc. and A I M Capital Management,
                                             Inc.; and Vice President, A I M Fund Services,
                                             Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

Karen Dunn Kelley -- 1960           1992     Managing Director and Chief Cash Management        N/A
Vice President                               Officer, A I M Capital Management, Inc.;
                                             Director and President, Fund Management Company;
                                             and Vice President, A I M Advisors, Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

Edgar M. Larsen(3) -- 1940            1999   Vice President, A I M Advisors, Inc.; and          N/A
Vice President                               President, Chief Executive Officer and Chief
                                             Investment Officer, A I M Capital Management,
                                             Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

Dana R. Sutton -- 1959              1992     Vice President and Fund Treasurer, A I M           N/A
Vice President and Treasurer                 Advisors, Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

--------------
(3)   Information is current as of January 10, 2003.

NAME, YEAR OF BIRTH AND           TRUSTEE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS      OTHER DIRECTORSHIP(s)
POSITION(s) HELD WITH THE TRUST   AND/OR                                                            HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------- ----------- -------------------------------------------------- -------------------------
Nancy L. Martin(4) - 1957             2003   Vice President, A I M Advisors, Inc.; and Vice       N/A
Secretary                                    President and General Counsel, A I M Capital
                                             Management, Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

--------------
(4)   Ms. Martin became Secretary of the Trust on April 1, 2003

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2002


     NAME OF TRUSTEE                DOLLAR RANGE OF EQUITY SECURITIES            AGGREGATE DOLLAR RANGE OF EQUITY
                                                PER FUND                           SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES OVERSEEN BY
                                                                                   TRUSTEE IN THE AIM FAMILY OF
                                                                                             Funds(R)
--------------------------- -------------------------------------------------- -------------------------------------

Robert H. Graham            Balanced                            Over $100,000             Over $100,000

                            Basic Balanced                      Over $100,000

                            Premier Equity                      Over $100,000

                            Small Cap Equity                    Over $100,000
--------------------------- -------------------------------------------------- -------------------------------------

Mark H. Williamson                                 -0-                                  $10,001 - $50,000
--------------------------- -------------------------------------------------- -------------------------------------

Frank S. Bayley                                    -0-                                  $10,001 - $50,000
--------------------------- -------------------------------------------------- -------------------------------------

Bruce L. Crockett           Select Equity                        $1 - $10,000              $1 - $10,000

                            Premier Equity                       $1 - $10,000
--------------------------- -------------------------------------------------- -------------------------------------

Albert R. Dowden            Small Cap Equity                $10,001 - $50,000           $50,001 - $100,000
--------------------------- -------------------------------------------------- -------------------------------------

Edward K. Dunn, Jr.                                -0-                                    Over $100,0005
--------------------------- -------------------------------------------------- -------------------------------------

Jack M. Fields              Premier Equity                      over $100,000             Over $100,0005
--------------------------- -------------------------------------------------- -------------------------------------

Carl Frischling             Basic Balanced                 $50,001 - $100,000             Over $100,0005

                            European Small Company           $10,001 - 50,000

                            International Emerging Growth   $10,001 - $50,000

                            Premier Equity                   10,001 - $50,000
--------------------------- -------------------------------------------------- -------------------------------------

Prema Mathai-Davis          European Small Company           $10,001 -$50,000             Over $100,0005
--------------------------- -------------------------------------------------- -------------------------------------

Lewis F. Pennock            Balanced                        $10,001 - $50,000           $50,001 - $100,000

                            Basic Balanced                       $1 - $10,000
--------------------------- -------------------------------------------------- -------------------------------------

Ruth H. Quigley                                    -0-                                     $1 -$10,000
--------------------------- -------------------------------------------------- -------------------------------------

Louis S. Sklar                                     -0-                                    Over $100,0005
--------------------------- -------------------------------------------------- -------------------------------------

--------------
(5) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE


         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002:



                                                            RETIREMENT
                                         AGGREGATE           BENEFITS       ESTIMATED ANNUAL          TOTAL
                                     COMPENSATION FROM       ACCRUED         BENEFITS UPON         COMPENSATION
                                            THE               BY ALL         RETIREMENT(3)         FROM ALL AIM
               DIRECTOR                   TRUST(1)         AIM FUNDS(2)                              FUNDS(4)
   --------------------------------- ------------------- ----------------- ------------------- ---------------------
   Frank S. Bayley                      $  20,222           $  142,800          $    90,000            $  150,000
   --------------------------------- ------------------- ----------------- ------------------- ---------------------
   Bruce L. Crockett                       20,094               50,132               90,000               149,000
   --------------------------------- ------------------- ----------------- ------------------- ---------------------
   Albert R. Dowden                        20,222               57,955               90,000               150,000
   --------------------------------- ------------------- ----------------- ------------------- ---------------------
   Edward K. Dunn, Jr.                     20,094               94,149               90,000               149,000
   --------------------------------- ------------------- ----------------- ------------------- ---------------------
   Jack M. Fields                          20,222               29,153               90,000               153,000
   --------------------------------- ------------------- ----------------- ------------------- ---------------------
   Carl Frischling(5)                      20,222               74,511               90,000               150,000
   --------------------------------- ------------------- ----------------- ------------------- ---------------------
   Prema Mathai-Davis                      20,222               33,931               90,000               150,000
   --------------------------------- ------------------- ----------------- ------------------- ---------------------
   Lewis F. Pennock                        20,811               54,802               90,000               154,000
   --------------------------------- ------------------- ----------------- ------------------- ---------------------
   Ruth H. Quigley                         20,222              142,502               90,000               153,000
   --------------------------------- ------------------- ----------------- ------------------- ---------------------
   Louis S. Sklar                          20,683               78,500               90,000               153,000
   --------------------------------- ------------------- ----------------- ------------------- ---------------------

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2002, including earnings, was $89,867.

(2) During the fiscal year ended December 31, 2002, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $102,009.

(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) All trustees currently serve as directors or trustees of seventeen registered investment companies advised by AIM.

(5) During the fiscal year ended December 31, 2002, the Trust paid $64,893 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of April 4, 2003.

AIM BALANCED FUND

                                     CLASS A SHARES  CLASS B SHARES  CLASS C SHARES   CLASS R SHARES    INSTITUTIONAL
                                                                                                         CLASS SHARES
------------------------------------ --------------- --------------- ---------------- --------------- -------------------

NAME AND ADDRESS OF                    PERCENTAGE      PERCENTAGE      PERCENTAGE       PERCENTAGE        PERCENTAGE
PRINCIPAL HOLDER                        OWNED OF        OWNED OF        OWNED OF         OWNED OF          OWNED OF
                                         RECORD          RECORD          RECORD           RECORD            RECORD
------------------------------------ --------------- --------------- ---------------- --------------- -------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration               9.55%           7.89%           14.78%             --                --
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL  32246-6484
------------------------------------ --------------- --------------- ---------------- --------------- -------------------

Smith Barney House Account
ATTN: Cindy Tempesta, 17th Floor           --            5.32%             --               --                --
333 West 34th Street
New York, NY 10001-2402
------------------------------------ --------------- --------------- ---------------- --------------- -------------------

A I M Advisors, Inc
ATTN:  David Hessel                        --              --              --               --              100%(1)
11 Greenway Plaza, Suite 100
Houston, TX 77046
------------------------------------ --------------- --------------- ---------------- --------------- -------------------

-------------
(1)   Owned of record and beneficially


                                     CLASS A SHARES  CLASS B SHARES  CLASS C SHARES   CLASS R SHARES    INSTITUTIONAL
                                                                                                         CLASS SHARES
------------------------------------ --------------- --------------- ---------------- --------------- -------------------

NAME AND ADDRESS OF                    PERCENTAGE      PERCENTAGE      PERCENTAGE       PERCENTAGE        PERCENTAGE
PRINCIPAL HOLDER                        OWNED OF        OWNED OF        OWNED OF         OWNED OF          OWNED OF
                                         RECORD          RECORD          RECORD           RECORD            RECORD
------------------------------------ --------------- --------------- ---------------- --------------- -------------------

Branch Banking Trust TTE
FBO W. E. Stanley & Co. Inc.
OMNIBUS Daily Trading                      --              --              --             9.13%               --
300 E Wendover Avenue
Greensboro, NC   27401-1229
------------------------------------ --------------- --------------- ---------------- --------------- -------------------

INVESCO Trust Company TTEE
FBO Big Horn Basin
Orthopedic                                 --              --              --             43.72%              --
401k Profit Sharing Plan
P.O. Box 105779
Atlanta, GA 30348-5779
------------------------------------ --------------- --------------- ---------------- --------------- -------------------

MCB Trust Services Cust FBO
Crittenden Health Systems 401k             --              --              --             22.17%              --
700 17th Street, Ste. 300
Denver, CO 80202-3507
------------------------------------ --------------- --------------- ---------------- --------------- -------------------

AMVESCAP National Trust Co. FBO
West Boylston Insurance Agency
Inc. 401(k) Plan                           --              --              --             9.24%               --
P.O. Box 105779
Atlanta, GA 30348-5779
------------------------------------ --------------- --------------- ---------------- --------------- -------------------


AIM BASIC BALANCED FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                          --                       5.95%                     8.61%
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------- ------------------------- -------------------------- -------------------------

AIM EUROPEAN SMALL COMPANY FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------

Charles T. Bauer
C/O AIM Management Group Inc.                     15.54%(1)                   --                         --
11 Greenway Plaza, Ste 100
Houston, TX   77046-1113
---------------------------------------- ------------------------- -------------------------- -------------------------

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                          --                      11.54%                     12.21%
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------- ------------------------- -------------------------- -------------------------


AIM GLOBAL UTILITIES FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------

Charles Schwab & Co., Inc.
Reinvestment Account                              10.06%                       -                         -
101 Montgomery Street
San Francisco, CA  94104-4122
---------------------------------------- ------------------------- -------------------------- -------------------------

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                          -                        5.11%                     11.00%
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL  32246-6484
---------------------------------------- ------------------------- -------------------------- -------------------------

Smith Barney House Account
ATTN: Cindy Tempesta, 7th Floor                     -                        5.03%
333 West 34th Street
New York, NY 10001-2402
---------------------------------------- ------------------------- -------------------------- -------------------------

--------------
(1)   Owned of record and beneficially.

AIM GLOBAL VALUE FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------

Joel Dobberpuhl and Holly
Dobberpuhl TIC                                   16.88%(1)                    --                         --
1710 Lawrence Road
Franklin, TN   37069-1700
---------------------------------------- ------------------------- -------------------------- -------------------------

Morgan Keegan & Company, Inc
FBO Joyce M. Kelso & Jerry A. Kelso
JTWROS                                              --                        --                       9.04%
270 River Trace Drive
Marion, AR   72364-2628
---------------------------------------- ------------------------- -------------------------- -------------------------

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN: Fund Administration                         8.62%                       --                         --
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------- ------------------------- -------------------------- -------------------------


AIM INTERNATIONAL EMERGING GROWTH FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------

Robert Michael Kippes
Kelly F. Kippes JTTEN                             17.16%(1)                   --                         --
20402 Lakeland Falls Dr.
Cypress, TX   77433-5728
---------------------------------------- ------------------------- -------------------------- -------------------------

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                        12.05%                    12.80%                     21.60%
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL   32246-6484]
---------------------------------------- ------------------------- -------------------------- -------------------------

--------------
(1)   Owned of record and beneficially

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------

Deloitte & Touche Profit Sharing Plan
Chase Manhattan Bank TTEE
ATTN: Angela Ma                                   25.37%                      --                         --
3 Metrotech Center, 6th Floor
Brooklyn, NY 11245-0001
---------------------------------------- ------------------------- -------------------------- -------------------------


AIM MID CAP BASIC VALUE FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                        16.68%                     7.10%                     8.61%
4800 Deer Lake Dr, East,
2nd Floor
Jacksonville, FL  32246-6484
---------------------------------------- ------------------------- -------------------------- -------------------------


AIM NEW TECHNOLOGY FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------

Smith Barney House Account
ATTN: Cindy Tempesta, 7th Floor                     --                       7.18                         --
333 West 34th Street
New York, NY 10001-2402

---------------------------------------- ------------------------- -------------------------- -------------------------

AIM PREMIER EQUITY FUND

                                   CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES    INSTITUTIONAL
                                                                                                        CLASS SHARES
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------

NAME AND ADDRESS OF                  PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
PRINCIPAL HOLDER                      OWNED OF         OWNED OF         OWNED OF         OWNED OF         OWNED OF
                                       RECORD           RECORD           RECORD           RECORD           RECORD
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------

Tulsa & Co.                              --               --               --               --             75.43%
PO Box 3688
Tulsa, OK   74101-3688
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration              9.98%            8.41%           20.05%             --               --
4800 Deer Lake Dr., East
2nd Floor
Jacksonville, FL   32246-6484
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------

APB025 Logan Bank Trust Co.
401k Plan TTEE Eddie Canterbury          --               --               --             15.87%             --
PO Box 505
Warrendale, PA   15086-0505
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------

Smith Barney House Account
ATTN: Cindy Tempesta, 7th Floor         5.61%            9.12%           10.41%             --               --
333 West 34th Street
New York, NY 10001-2402
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------

AMVESCAP National Trust Company
TTEE
FBO Guys Inc. 401(k) Profit              --               --               --             57.71%             --
Sharing Plan
P.O. Box 105779
Atlanta, GA 30348-5779
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------

Circle Trust Company Custodian
For
Milikin Mandt Associates Inc.
IRA Omnibus Account                      --               --               --              9.76%             --
Metro Center
One Station Place
Stanford, CT 06902-6800
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                   CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES    INSTITUTIONAL
                                                                                                        CLASS SHARES
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------

NAME AND ADDRESS OF                  PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
PRINCIPAL HOLDER                      OWNED OF         OWNED OF         OWNED OF         OWNED OF         OWNED OF
                                       RECORD           RECORD           RECORD           RECORD           RECORD
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------

First Command Bank Trust
Attention: Trust Department              --               --               --               --             22.28%
P.O. Box 901075
Fort Worth, TX 76101-2075
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------


AIM PREMIER EQUITY II FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                        5.08%                     11.43%                     20.02%
4800 Deer Lake Dr, East, 2nd Floor
Jacksonville, FL   32246-6484
---------------------------------------- ------------------------- -------------------------- -------------------------

Smith Barney House Account
ATTN: Cindy Tempesta, 7th Floor
333 West 34th Street                                --                       6.83%                       --
New York, NY 10001-2402
---------------------------------------- ------------------------- -------------------------- -------------------------

AIM SELECT EQUITY FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                        5.94%                      8.06%                     11.98%
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL  32246-6484
---------------------------------------- ------------------------- -------------------------- -------------------------

Smith Barney House Account
ATTN: Cindy Tempesta, 7th Floor
333 West 34th Street                                --                       7.01%                       --
New York, NY 10001-2402
---------------------------------------- ------------------------- -------------------------- -------------------------


AIM SMALL CAP EQUITY FUND

                                               CLASS A SHARES   CLASS B SHARES   CLASS C SHARES      CLASS R SHARES
---------------------------------------------- ---------------- --------------- ------------------ --------------------

NAME AND ADDRESS OF                              PERCENTAGE       PERCENTAGE    PERCENTAGE OWNED   PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  OWNED OF         OWNED OF            OF                RECORD
                                                   RECORD           RECORD           RECORD
---------------------------------------------- ---------------- --------------- ------------------ --------------------

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                          9.85%           7.30%            20.92%                --
4800 Deer Lake Dr., East
2nd Floor
Jacksonville, FL   32246-6484
---------------------------------------------- ---------------- --------------- ------------------ --------------------

MCB Trust Services Cust FBO
Indianhead Food Service
Distributors 401k Plan                               --               --               --                25.17%
700 17th Street, Ste. 300
Denver, CO 80202-3507
---------------------------------------------- ---------------- --------------- ------------------ --------------------

AMVESCAP National Trust Co. FBO
West Boylston Insurance Agency Inc.
401(k) Plan                                          --               --               --                25.09%
P.O. Box 105779
Atlanta, GA 30348-5779
---------------------------------------------- ---------------- --------------- ------------------ --------------------

                                               CLASS A SHARES   CLASS B SHARES   CLASS C SHARES      CLASS R SHARES
---------------------------------------------- ---------------- --------------- ------------------ --------------------

NAME AND ADDRESS OF                              PERCENTAGE       PERCENTAGE    PERCENTAGE OWNED   PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  OWNED OF         OWNED OF            OF                RECORD
                                                   RECORD           RECORD           RECORD
---------------------------------------------- ---------------- --------------- ------------------ --------------------

D&L Manufacturing Inc.
401k PSP
Lee Eslicker TTEE                                    --               --               --                10.97%
Omnibus Account
P.O. Box 52427
Tulsa, OK 74152-0427
---------------------------------------------- ---------------- --------------- ------------------ --------------------

AMVESCAP National Trust Company TTEE
FBO Guys Inc. 401(k) Profit Sharing Plan             --               --               --                10.35%
P.O. Box 105779
Atlanta, GA 30348-5779
---------------------------------------------- ---------------- --------------- ------------------ --------------------


MANAGEMENT OWNERSHIP

         As of April 4, 2003, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund, except that the trustees and officers as a group owned 1.43% of Class A shares of AIM New Technology Fund.

                                   APPENDIX E
                                 MANAGEMENT FEES

For the last three fiscal years ended December 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:


                                           2002                                             2001
                     ------------------------------------------------- ------------------------------------------------
    FUND NAME          MANAGEMENT     MANAGEMENT     NET MANAGEMENT     MANAGEMENT     MANAGEMENT     NET MANAGEMENT
                      FEE PAYABLE     FEE WAIVERS       FEE PAID        FEE PAYABLE    FEE WAIVERS       FEE PAID
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM Balanced Fund       $16,549,652        $42,255        $16,507,397    $20,891,477      $  19,008       $ 20,872,469
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM Basic Balanced          425,485        124,214            301,271         29,174         29,174                -0-
Fund(1)
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM European Small          197,592        197,592                -0-        107,157        107,157                -0-
Company Fund(2)
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM Global                1,212,142         10,747          1,201,395      2,017,671          1,934          2,015,737
Utilities Fund
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM Global Value            114,141        101,252             12,889         69,914         69,914                -0-
Fund(3)
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM International
Emerging Growth             157,455        157,455                -0-         96,010         96,010                -0-
Fund(2)
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM Mid Cap Basic           396,344         65,709            330,635             22             22                -0-
Value Fund(4)
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM New Technology          485,881        318,936            166,945        662,429        357,926            304,503
Fund(2)
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM Premier Equity       83,590,822      3,054,474         80,536,348    133,647,827      8,961,757        124,686,070
Fund
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM Premier Equity          838,295          1,858            836,437      1,259,835         42,306          1,217,529
II Fund(2)
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM Select Equity         4,526,857          5,546          4,521,311      6,487,014          3,800          6,483,214
Fund
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM Small Cap             2,448,587          3,987          2,444,600        997,232            714            996,518
Equity Fund(2)
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

                                           2000
                     -------------------------------------------------
    FUND NAME         MANAGEMENT      MANAGEMENT     NET MANAGEMENT
                      FEE PAYABLE    FEE WAIVERS        FEE PAID
-------------------- -------------- --------------- ------------------

AIM Balanced Fund      $19,294,478  $          -0-      $  19,294,478
-------------------- -------------- --------------- ------------------

AIM Basic Balanced             N/A             N/A                N/A
Fund(1)
-------------------- -------------- --------------- ------------------

AIM European Small          27,495          27,495                -0-
Company Fund(2)
-------------------- -------------- --------------- ------------------

AIM Global               2,457,103             -0-          2,457,103
Utilities Fund
-------------------- -------------- --------------- ------------------

AIM Global Value                69              69                -0-
Fund(3)
-------------------- -------------- --------------- ------------------

AIM International
Emerging Growth             20,500          20,500                -0-
Fund(2)
-------------------- -------------- --------------- ------------------

AIM Mid Cap Basic              N/A             N/A                N/A
Value Fund(4)
-------------------- -------------- --------------- ------------------

AIM New Technology         169,735         126,575             43,160
Fund(2)
-------------------- -------------- --------------- ------------------

AIM Premier Equity     178,352,446      11,485,909        166,866,537
Fund
-------------------- -------------- --------------- ------------------

AIM Premier Equity         184,046         146,253             37,793
II Fund(2)
-------------------- -------------- --------------- ------------------

AIM Select Equity        8,431,513             -0-          8,431,513
Fund
-------------------- -------------- --------------- ------------------

AIM Small Cap               89,083          89,083                -0-
Equity Fund(2)
-------------------- -------------- --------------- ------------------

-------------
(1)   Commenced operations on September 28, 2001.
(2)   Commenced operations on August 31, 2000.
(3)   Commenced operations on December 29, 2000.
(4)   Commenced operations on December 31, 2001.

                                APPENDIX F

                          ADMINISTRATIVE SERVICES FEES

The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended December 31:


         FUND NAME                       2002                            2001                         2000
---------------------------- ------------------------------ ------------------------------- --------------------------

AIM Balanced Fund                      $441,158                        $316,318                     $219,636

---------------------------- ------------------------------ ------------------------------- --------------------------

AIM Basic Balanced Fund(1)              50,000                          12,603                         N/A

---------------------------- ------------------------------ ------------------------------- --------------------------

AIM European Small Company              50,000                          50,000                       16,667
Fund(2)
---------------------------- ------------------------------ ------------------------------- --------------------------

AIM Global Utilities Fund               50,000                          92,707                       111,177

---------------------------- ------------------------------ ------------------------------- --------------------------

AIM Global Value Fund(3)                50,000                          50,000                         410
---------------------------- ------------------------------ ------------------------------- --------------------------

AIM International Emerging              50,000                          50,000                       16,667
Growth Fund(2)
---------------------------- ------------------------------ ------------------------------- --------------------------

AIM Mid Cap Basic Value                 50,000                           137                           N/A
Fund(4)
---------------------------- ------------------------------ ------------------------------- --------------------------

AIM New Technology Fund(2)              50,000                          50,000                       16,667

---------------------------- ------------------------------ ------------------------------- --------------------------

AIM Premier Equity Fund                 744,086                        833,469                       959,833

---------------------------- ------------------------------ ------------------------------- --------------------------

AIM Premier Equity II Fund(2)           50,000                          50,000                       16,667

---------------------------- ------------------------------ ------------------------------- --------------------------

AIM Select Equity Fund                  140,339                        148,860                       144,211

---------------------------- ------------------------------ ------------------------------- --------------------------

AIM Small Cap Equity Fund(2)            83,395                          50,000                       16,667

---------------------------- ------------------------------ ------------------------------- --------------------------

--------------
(1)   Commenced operations on September 28, 2001.
(2)   Commenced operations on August 31, 2000.
(3)   Commenced operations on December 29, 2000.
(4)   Commenced operations on December 31, 2001.

                                   APPENDIX G

                              BROKERAGE COMMISSIONS


         Brokerage commissions1 paid by each of the Funds listed below during the last three fiscal years ended December 31 were as follows:

         FUND                                               2002            2001             2000
         ----                                          ------------    ------------      ------------
AIM Balanced Fund(2)                                   $  3,264,475    $  2,814,996      $  1,892,019
AIM Basic Balanced Fund(3)                                   86,276          18,936               N/A
AIM European Small Company Fund(4)                          115,950          69,600            38,807
AIM Global Utilities Fund(2)                                430,708         263,422           593,061
AIM Global Value Fund(6)                                     41,687          29,817               N/A
AIM International Emerging Growth Fund(4)                   109,136          67,561            27,889
AIM Mid Cap Basic Value Fund(7)                             177,248             N/A               N/A
AIM New Technology Fund(4),(8)                               22,987         137,043            10,477
AIM Premier Equity Fund(9)                               19,179,821      19,870,430        34,775,189
AIM Premier Equity II Fund(4)                               250,349         231,409            57,425
AIM Select Equity Fund                                    2,058,156       2,341,424         1,152,944
AIM Small Cap Equity Fund(4,5)                            1,620,294         493,853            65,567


(1) Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

(2) The variation in brokerage commissions paid by AIM Balanced Fund and AIM Global Utilities Fund for the fiscal year ended December 31, 2002 as compared to the prior fiscal years was due to significant fluctuations in asset levels.

(3)  Commenced operations on September 28, 2001.

(4)  Commenced operations on August 31, 2000.

(5) The variation in brokerage commissions paid by AIM Small Cap Equity Fund for the fiscal year ended December 31, 2002 as compared to the prior fiscal year was due to a significant fluctuation in asset levels.

(6)  Commenced operations on December 29, 2000.

(7)  Commenced operations on December 31, 2001.

(8) The variation in brokerage commissions paid by AIM New Technology Fund for the fiscal year ended December 31, 2002 as compared to the prior fiscal year was due to the significant decline in the market values for technology stocks.

(9) The variation in brokerage commissions paid by the AIM Premier Equity Fund for the fiscal year ended December 31, 2001 as compared to the prior fiscal year was due to a significant fluctuation in asset levels and a reduction in transactions on which commissions were paid.

                                   APPENDIX H

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS

         During the last fiscal year ended December 31, 2002, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:


                                                                                   Related
Fund                                                Transactions              Brokerage Commissions
----                                            -----------------             ---------------------
AIM Balanced Fund                               $     226,848,154              $      383,887
AIM Basic Balanced Fund                                 3,602,740                       5,508
AIM European Small Company Fund                           355,351                         655
AIM Global Utilities Fund                              20,015,202                      49,266
AIM Global Value Fund                                   1,266,843                       1,500
AIM International Emerging Growth Fund                    388,176                         695
AIM Mid Cap Basic Value Fund                            6,255,472                      13,306
AIM New Technology Fund                                 9,253,623                      12,880
AIM Premier Equity Fund                             1,900,808,974                   2,798,790
AIM Premier Equity II Fund                             18,678,007                      27,060
AIM Select Equity Fund                                124,725,800                     177,523
AIM Small Cap Equity Fund                              55,009,564                     146,276


         During the last fiscal year ended December 31, 2002, the Funds held securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:

              Fund/Issuer                         Security                         Market Value
              -----------                       ------------                     ---------------
AIM Balanced Fund
      Goldman Sachs Group Inc. (The)            Common Stock                     $    23,501,310
      Lehman Brothers Holdings Inc.             Common Stock                          18,704,790
      Merrill Lynch & Co., Inc.                 Common Stock                          25,881,900

      Goldman Sachs Group, Inc. (The)           Bonds/Notes                            4,582,989
      Lehman Brothers Holdings Inc.             Bonds/Notes                            8,350,362
      Merrill Lynch & Co., Inc.                 Bonds/Notes                            5,859,378
      Morgan Stanley                            Bonds/Notes                            5,853,045
      Salomon Smith Barney Holdings Inc.        Bonds/Notes                            5,903,734

AIM Basic Balanced Fund
      Morgan Stanley                            Common Stock                           1,473,048

      Lehman Brothers Inc.                      Bonds/Notes                              145,730
      Lehman Brothers Holdings Inc.             Bonds/Notes                              112,855
      Merrill Lynch & Co., Inc.                 Bonds/Notes                              141,897
      Morgan Stanley                            Bonds/Notes                              168,030
      Salomon Smith Barney Holdings Inc.        Bonds/Notes                              162,191

AIM Premier Equity Fund
      Merrill Lynch & Co., Inc.                 Common Stock                          47,437,500
      Morgan Stanley                            Common Stock                         112,774,000



AIM Premier Equity II Fund
      American Express                          Common Stock                          44,187,500
      J.P. Morgan Chase & Co.                   Common Stock                          48,480,000
      Lehman Brothers Holdings Inc.             Common Stock                             458,294
      Morgan Stanley                            Common Stock                           1,081,832

AIM Select Equity Fund
      Lehman Brothers Holdings Inc.             Common Stock                           1,284,289
      Merrill Lynch & Co., Inc.                 Common Stock                           5,111,865
      Morgan Stanley                            Common Stock                           2,219,552


                                   APPENDIX I

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS


         A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year or period ended December 31, 2002 follows:


                                                       CLASS A         CLASS B         CLASS C        CLASS R
FUND                                                   SHARES           SHARES          SHARES         SHARES
----                                                 ------------    ------------     ----------      -------
AIM Balanced Fund1                                 $  4,730,405      $  9,553,806     $3,873,074       $  367
AIM Basic Balanced Fund                                  81,205           320,702        101,876          N/A
AIM European Small Company Fund                          44,228            64,501         17,125          N/A
AIM Global Utilities Fund                               329,368           623,671         83,143          N/A
AIM Global Value Fund                                    28,070            37,322         16,761          N/A
AIM International Emerging Growth Fund                   35,029            35,669         29,990          N/A
AIM Mid Cap Basic Value Fund                            104,947           143,425         52,157          N/A
AIM New Technology Fund                                  91,540           150,409         73,929          N/A
AIM Premier Equity Fund(1)                           15,750,421        63,731,957      6,578,274          245
AIM Premier Equity II Fund                              144,124           490,012        215,931          N/A
AIM Select Equity Fund                                  806,652         3,142,790        453,574          N/A
AIM Small Cap Equity Fund1                              523,395           985,773        399,536           74


(1) Information on Class R shares in the table is for the period June 3, 2002 (the date Class R shares commenced operations) to December 31, 2002.

                                   APPENDIX J

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS

         An estimate by category of the allocation of actual fees paid by Class A shares of the Funds during the year ended December 31, 2002 follows:


                                                     PRINTING &                     UNDERWRITERS       DEALERS
                                     ADVERTISING      MAILING       SEMINARS        COMPENSATION     COMPENSATION
                                     -----------     ----------     --------        ------------     ------------
AIM Balanced Fund                        $      0      $     0       $      0            $    0     $   4,730,405
AIM Basic Balanced Fund                     7,393        1,114          2,320                 0            70,378
AIM European Small Company Fund             6,136          885          2,106                 0            35,101
AIM Global Utilities Fund                       0            0              0                 0           329,367
AIM Global Value Fund                           0            0              0                 0            28,070
AIM International Emerging Growth Fund      2,579          352            976                 0            31,122
AIM Mid Cap Basic Value Fund                8,871        1,124          3,123                 0            91,829
AIM New Technology Fund                    10,622        1,449          4,024                 0            75,445
AIM Premier Equity Fund                         0            0              0                 0        15,750,421
AIM Premier Equity II Fund                 19,892        2,281          6,335                 0           115,616
AIM Select Equity Fund                          0            0              0                 0           806,652
AIM Small Cap Equity Fund                  43,758        5,661         17,971                 0           456,005


         An estimate by category of the allocation of actual fees paid by Class B shares of the Funds during the year ended December 31, 2002, follows:


                                                       PRINTING &                      UNDERWRITERS           DEALERS
                                        ADVERTISING     MAILING       SEMINARS         COMPENSATION        COMPENSATION
                                        -----------    ----------     --------         ------------        ------------

AIM Balanced Fund                        $   91,322     $  11,863     $   36,614      $    7,165,354      $  2,248,653
AIM Basic Balanced Fund                      11,384         1,552          3,234             240,526            64,006
AIM European Small Company Fund               1,990             0              0              48,375            14,136
AIM Global Utilities Fund                     4,867           702          2,228             467,753           148,121
AIM Global Value Fund                         2,402             0              0              27,991             6,929
AIM International Emerging Growth Fund        1,706             0              0              26,752             7,212
AIM Mid Cap Basic Value Fund                  3,185           386          1,429             107,568            30,857
AIM New Technology Fund                           0             0          3,389             112,807            34,213
AIM Premier Equity Fund                     321,474        41,689        127,619          47,798,967        15,442,208
AIM Premier Equity II Fund                    7,797         1,063          2,953             367,509           110,690
AIM Select Equity Fund                       25,071         3,222          9,816           2,357,092           747,589
AIM Small Cap Equity Fund                    33,210         4,461         12,887             739,330           195,885


         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the year ended December 31, 2002, follows:

                                                       PRINTING &                      UNDERWRITERS           DEALERS
                                        ADVERTISING     MAILING       SEMINARS         COMPENSATION        COMPENSATION
                                        -----------    ----------     --------         ------------        ------------

AIM Balanced Fund                       $  40,030     $ 5,190         $ 15,729          $  283,116        $  3,529,009
AIM Basic Balanced Fund                     2,632         359            1,994              23,927              72,964
AIM European Small Company Fund             1,060           0                0               3,180              12,885
AIM Global Utilities Fund                       0           0                0               8,914              74,229
AIM Global Value Fund                       1,705           0                0               5,114               9,942
AIM International Emerging Growth Fund      1,349           0                0               4,048              24,593
AIM Mid Cap Basic Value Fund                    0           0                0              14,363              37,795
AIM New Technology Fund                         0           0                0              15,194              58,735
AIM Premier Equity Fund                    67,610       8,709           26,575             476,311           5,999,069
AIM Premier Equity II Fund                  1,760           0            1,760              26,400             186,011
AIM Select Equity Fund                      8,764       1,263            3,008              63,171             377,368
AIM Small Cap Equity Fund                  21,328       2,624            7,290             140,590             227,524


         An estimate by category of the allocation of actual fees paid by Class R1 shares of the Funds during the year ended December 31, 2002, follows:

                                                       PRINTING &                      UNDERWRITERS           DEALERS
                                        ADVERTISING     MAILING       SEMINARS         COMPENSATION        COMPENSATION
                                        -----------    ----------     --------         ------------        ------------
AIM Balanced Fund                      $   80          $  12           $  26              $ 170               $ 79
AIM Premier Equity Fund                    45              6              17                107                 71
AIM Small Cap Equity Fund                  16              2               6                 38                 12


1 Information on Class R shares is for the period June 3, 2002 (the date Class R shares commenced operations) to December 31, 2002.

                                   APPENDIX K

                               TOTAL SALES CHARGES


The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the last three fiscal years ended December 31:

                                                     2002                         2001                        2000
                                          --------------------------    -------------------------    -------------------------
                                              SALES         AMOUNT         SALES         AMOUNT        SALES          AMOUNT
                                             CHARGES       RETAINED       CHARGES       RETAINED      CHARGES        RETAINED
                                          -----------    -----------    -----------    ----------    ----------    -----------
AIM Balanced Fund                         $ 1,451,273    $   268,091    $ 3,691,146    $  640,756    $7,582,977    $ 1,348,605
AIM Basic Balanced Fund(1)                    354,894         61,611        112,507        19,234        N/A            N/A
AIM European Small Company Fund(2)             42,708          6,559         28,534         4,738       127,183         18,828
AIM Global Utilities Fund                     131,269         22,958        427,191        69,443     1,102,169        174,240
AIM Global Value Fund(3)                       38,808          6,560         60,376        10,936        -0-            -0-
AIM International Emerging Growth Fund(2)      37,780          5,940         26,026         4,181        52,378          8,538
AIM Mid Cap Basic Value Fund(4)               269,601         41,770         N/A           N/A           N/A            N/A
AIM New Technology Fund(2)                    162,958         26,036        478,515        76,755       895,102        142,151
AIM Premier Equity Fund                     5,431,749        848,167     13,060,057     2,026,998    44,597,613      6,912,097
AIM Premier Equity II Fund(2)                 122,868         20,052        606,814        95,063       838,943        130,652
AIM Select Equity Fund                        442,333         69,411      1,293,861       205,791     3,195,845        511,968
AIM Small Cap Equity Fund(2)                1,423,426        215,904        819,222       129,827       421,500         66,008


(1)  Commenced operations on September 28, 2001

(2)  Commenced operations on August 31, 2000

(3)  Commenced operations on December 29, 2000

(4)  Commenced operations on December 31, 2001

         The following chart reflects the contingent deferred sales charges paid by Class A, Class B and Class C and Class R shareholders and retained by AIM Distributors for the last three fiscal years ended December 31:

                                                              2002              2001             2000
                                                          ------------     ------------       -----------

AIM Balanced Fund                                         $     83,438     $    139,887       $   284,148

AIM Basic Balanced Fund(1)                                       4,957               84            N/A
AIM European Small Company Fund(2)                               1,570           17,064                47
AIM Global Utilities Fund                                        5,036            9,778            16,641
AIM Global Value Fund(3)                                           651            2,126            -0-
AIM International Emerging Growth Fund(2)                        1,003           29,308               364
AIM Mid Cap Basic Value Fund(4)                                  3,372           N/A               N/A
AIM New Technology Fund(2)                                      14,675           11,820            16,403
AIM Premier Equity Fund                                        193,652          502,677         1,003,943
AIM Premier Equity II Fund(2)                                    9,121           25,998             1,234
AIM Select Equity Fund                                          18,952           32,135            32,980
AIM Small Cap Equity Fund(2)                                    25,831           39,954               541


(1)  Commenced operations on September 28, 2001

(2)  Commenced operations on August 31, 2000

(3)  Commenced operations on December 29, 2000

(4)  Commenced operations on December 31, 2001

                                   APPENDIX L

                                PERFORMANCE DATA


AVERAGE ANNUAL TOTAL RETURNS

The average annual total returns (including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                -----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS A SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                         -------       -------      --------     ---------     ---------

AIM Balanced Fund                               -21.74%       -2.31%          6.88%          --         03/31/78
AIM Basic Balanced Fund                         -15.23%         N/A            N/A        -6.81%        09/28/01
AIM European Small Company Fund                  -3.15%         N/A            N/A       -14.16%        08/31/00
AIM Global Utilities Fund                       -30.03%       -5.32%          3.15%          --         01/19/88
AIM Global Value Fund                           -13.11%         N/A            N/A        -7.47%        12/29/00
AIM International Emerging Growth Fund           -7.99%         N/A            N/A       -16.51%        08/31/00
AIM Mid Cap Basic Value Fund                    -22.21%         N/A            N/A       -22.21%        12/31/01
AIM New Technology Fund                         -48.28%         N/A            N/A       -49.98%        08/31/00
AIM Premier Equity Fund                         -34.70%       -3.58%          6.94%          --         05/01/84
AIM Premier Equity II Fund                      -33.73%         N/A            N/A       -27.69%        08/31/00
AIM Select Equity Fund                          -33.46%       -2.66%          5.06%          --         12/04/67
AIM Small Cap Equity Fund                       -23.66%         N/A            N/A       -10.18%        08/31/00


         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception of less than ten years) ended December 31 are as follows:


                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                               -----------------------------------
                                                                                         SINCE       INCEPTION
         CLASS B SHARES:                        1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                        -------       -------      --------     ---------     ----------

AIM Balanced Fund                              -22.47%        -2.48%          N/A         5.29%       10/18/93
AIM Basic Balanced Fund                        -15.96%          N/A           N/A        -6.81%       09/28/01
AIM European Small Company Fund                 -3.32%          N/A           N/A       -13.77%       08/31/00
AIM Global Utilities Fund                      -30.15%        -5.27%          N/A         1.46%       09/01/93
AIM Global Value Fund                          -13.25%          N/A           N/A        -6.86%       12/29/00
AIM International Emerging Growth Fund          -8.09%          N/A           N/A       -16.12%       08/31/00
AIM Mid Cap Basic Value Fund                   -22.29%          N/A           N/A       -22.29%       12/31/01
AIM New Technology Fund                        -48.64%          N/A           N/A       -49.84%       08/31/00
AIM Premier Equity Fund                        -34.79%        -3.52%          N/A         5.42%       10/18/93
AIM Premier Equity II Fund                     -33.77%          N/A           N/A       -27.36%       08/31/00
AIM Select Equity Fund                         -33.61%        -2.62%          N/A         4.83%       09/01/93
AIM Small Cap Equity Fund                      -23.79%          N/A           N/A        -9.77%       08/31/00


         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                -----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS C SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                         -------       -------      --------     ---------     ---------

AIM Balanced Fund                               -19.27%       -2.10%         N/A          -1.11%       08/04/97
AIM Basic Balanced Fund                         -12.45%         N/A          N/A          -3.76%       09/28/01
AIM European Small Company Fund                   0.82%         N/A          N/A         -12.64%       08/31/00
AIM Global Utilities Fund                       -27.23%       -4.98%         N/A          -2.96%       08/04/97
AIM Global Value Fund                            -9.60%         N/A          N/A          -5.43%       12/29/00
AIM International Emerging Growth Fund           -4.22%         N/A          N/A         -15.02%       08/31/00
AIM Mid Cap Basic Value Fund                    -19.02%         N/A          N/A         -19.02%       12/31/01
AIM New Technology Fund                         -46.21%         N/A          N/A         -49.07%       08/31/00
AIM Premier Equity Fund                         -32.11%       -3.22%         N/A          -3.00%       08/04/97
AIM Premier Equity II Fund                      -31.12%         N/A          N/A         -26.48%       08/31/00
AIM Select Equity Fund                          -30.85%       -2.34%         N/A          -2.87%       08/04/97
AIM Small Cap Equity Fund                       -20.51%         N/A          N/A          -8.58%       08/31/00



         The average annual total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                                           PERIODS ENDED
                                                         DECEMBER 31, 2002*
                                                -----------------------------------
                                                                                         SINCE       INCEPTION
         CLASS R SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE**
         --------------                         -------       -------      --------     ---------    ----------

AIM Balanced Fund                               -18.02%       -1.59%          7.14%         -          03/31/78
AIM Premier Equity Fund                         -31.08%       -2.72%          7.28%         -          05/01/84
AIM Small Cap Equity Fund                       -19.38%         N/A            N/A        -8.14%       08/31/00



* The returns shown for these periods are the blended returns of the historical performance of the Funds' Class R shares since June 3, 2002 and the restated historical performance of the Funds' Class A shares (for periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.

** The inception date shown in the table is that of the Funds' Class A shares. The inception date of the Funds' Class R shares is June 3, 2002.


CUMULATIVE TOTAL RETURNS

         The cumulative total returns (including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                -----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS A SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                         -------       -------      --------     ---------     ---------

AIM Balanced Fund                               -21.74%      -11.05%         94.61%          --        03/31/78
AIM Basic Balanced Fund                         -15.23%         N/A            N/A        -8.48%       09/28/01
AIM European Small Company Fund                  -3.15%         N/A            N/A       -29.99%       08/31/00
AIM Global Utilities Fund                       -30.03%      -23.93%         36.36%          --        01/19/88
AIM Global Value Fund                           -13.11%         N/A            N/A       -14.42%       12/29/00
AIM International Emerging Growth Fund           -7.99%         N/A            N/A       -34.37%       08/31/00
AIM Mid Cap Basic Value Fund                    -22.21%         N/A            N/A       -22.21%       12/31/01
AIM New Technology Fund                         -48.28%         N/A            N/A       -80.15%       08/31/00
AIM Premier Equity Fund                         -34.70%      -16.66%         95.61%          --        05/01/84
AIM Premier Equity II Fund                      -33.73%         N/A            N/A       -53.08%       08/31/00
AIM Select Equity Fund                          -33.46%      -12.60%         63.90%          --        12/04/67
AIM Small Cap Equity Fund                       -23.66%         N/A            N/A       -22.17%       08/31/00



         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                -----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS B SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                         -------       -------      --------     ---------     ----------

AIM Balanced Fund                               -22.47%      -11.78%           N/A        60.72%        10/18/93
AIM Basic Balanced Fund                         -15.96%         N/A            N/A        -8.49%        09/28/01
AIM European Small Company Fund                  -3.32%         N/A            N/A       -29.23%        08/31/00
AIM Global Utilities Fund                       -30.15%      -23.71%           N/A        14.52%        09/01/93
AIM Global Value Fund                           -13.25%         N/A            N/A       -13.27%        12/29/00
AIM International Emerging Growth Fund           -8.09%         N/A            N/A       -33.65%        08/31/00
AIM Mid Cap Basic Value Fund                    -22.29%         N/A            N/A       -22.29%        12/31/01
AIM New Technology Fund                         -48.64%         N/A            N/A       -80.02%        08/31/00
AIM Premier Equity Fund                         -34.79%      -16.39%           N/A        62.54%        10/18/93
AIM Premier Equity II Fund                      -33.77%         N/A            N/A       -52.59%        08/31/00
AIM Select Equity Fund                          -33.61%      -12.45%           N/A        55.24%        09/01/93
AIM Small Cap Equity Fund                       -23.79%         N/A            N/A       -21.33%        08/31/00


         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                -----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS C SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                         -------       -------      --------     ---------     ----------

AIM Balanced Fund                               -19.27%       -10.08%          N/A        -5.88%        08/04/97
AIM Basic Balanced Fund                         -12.45%          N/A           N/A        -4.71%        09/28/01
AIM European Small Company Fund                   0.82%          N/A           N/A       -27.05%        08/31/00
AIM Global Utilities Fund                       -27.23%       -22.53%          N/A       -14.98%        08/04/97
AIM Global Value Fund                            -9.60%          N/A           N/A       -10.59%        12/29/00
AIM International Emerging Growth Fund           -4.22%          N/A           N/A       -31.60%        08/31/00
AIM Mid Cap Basic Value Fund                    -19.02%          N/A           N/A       -19.02%        12/31/01
AIM New Technology Fund                         -46.21%          N/A           N/A       -79.30%        08/31/00
AIM Premier Equity Fund                         -32.11%       -15.10%          N/A       -15.17%        08/04/97
AIM Premier Equity II Fund                      -31.12%          N/A           N/A       -51.22%        08/31/00
AIM Select Equity Fund                          -30.85%       -11.14           N/A       -14.58%        08/04/97
AIM Small Cap Equity Fund                       -20.51%          N/A           N/A       -18.90%        08/31/00


         The cumulative total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                                            PERIODS ENDED
                                                          DECEMBER 31, 2002*
                                                -----------------------------------
                                                                                           SINCE       INCEPTION
         CLASS R SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE**
         --------------                         -------       -------      --------     ---------      ---------

AIM Balanced Fund                               -18.02%        -7.72%         99.39%          -        03/31/78
AIM Premier Equity Fund                         -31.08%       -12.88%        101.90%          -        05/01/84
AIM Small Cap Equity Fund                       -19.38%          N/A            N/A       -17.98%      08/31/00



* The returns shown for these periods are the blended returns of the historical performance of the Funds' Class R shares since June 3, 2002 and the restated historical performance of the Funds' Class A shares (for periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.

** The inception date shown in the table is that of the Funds' Class A shares. The inception date of the Funds' Class R shares is June 3, 2002.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

         The average annual total returns (after taxes on distributions and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less then ten years) ended December 31 are as follows:

                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                -----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS A SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                         -------       -------      --------     ---------     ---------

AIM Balanced Fund                               -22.46%       -3.36%         5.58%          --         03/31/78
AIM Basic Balanced Fund                         -15.61%         N/A            N/A         -7.25%      09/28/01
AIM European Small Company Fund                  -3.15%         N/A            N/A        -14.24%      08/31/00
AIM Global Utilities Fund                       -30.87%       -7.11%         1.32%          --         01/19/88
AIM Global Value Fund                           -13.13%         N/A            N/A         -7.48%      12/29/00
AIM International Emerging Growth Fund           -7.99%         N/A            N/A        -16.58%      08/31/00
AIM Mid Cap Basic Value Fund                    -22.21%         N/A            N/A        -22.21%      12/31/01
AIM New Technology Fund                         -48.28%         N/A            N/A        -49.98%      08/31/00
AIM Premier Equity Fund                         -34.70%       -4.58%         5.41%          --         05/01/84
AIM Premier Equity II Fund                      -33.73%         N/A            N/A        -27.72%      08/31/00
AIM Select Equity Fund                          -33.46%       -3.38%         3.58%          --         12/04/67
AIM Small Cap Equity Fund                       -23.66%         N/A            N/A        -10.19%      08/31/00



         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                 ----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS B SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION        DATE
         --------------                          ------       -------      --------     ---------     ---------

AIM Balanced Fund                               -22.97%       -3.24%           N/A          4.24%      10/18/93
AIM Basic Balanced Fund                         -16.13%         N/A            N/A         -7.03%      09/28/01
AIM European Small Company Fund                  -3.32%         N/A            N/A        -13.82%      08/31/00
AIM Global Utilities Fund                       -30.81%       -6.81%           N/A         -0.08%      09/01/93
AIM Global Value Fund                           -13.25%         N/A            N/A         -6.86%      12/29/00
AIM International Emerging Growth Fund           -8.09%         N/A            N/A        -16.12%      08/31/00
AIM Mid Cap Basic Value Fund                    -22.29%         N/A            N/A        -22.29%      12/31/01
AIM New Technology Fund                         -48.64%         N/A            N/A        -49.84%      08/31/00
AIM Premier Equity Fund                         -34.79%       -4.55%           N/A          3.85%      10/18/93
AIM Premier Equity II Fund                      -33.77%         N/A            N/A        -27.38%      08/31/00
AIM Select Equity Fund                          -33.61%       -3.41%           N/A          3.19%      09/01/93
AIM Small Cap Equity Fund                       -23.79%         N/A            N/A         -9.77%      08/31/00


         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                 ----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS C SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                          ------       -------      --------     ---------     ---------

AIM Balanced Fund                               -19.77%       -2.86%           N/A         -2.05%      08/04/97
AIM Basic Balanced Fund                         -12.61%         N/A            N/A         -3.98%      09/28/01
AIM European Small Company Fund                   0.82%         N/A            N/A        -12.69%      08/31/00
AIM Global Utilities Fund                       -27.90%       -6.50%           N/A         -4.45%      08/04/97
AIM Global Value Fund                            -9.60%         N/A            N/A         -5.43%      12/29/00
AIM International Emerging Growth Fund           -4.22%         N/A            N/A        -15.02%      08/31/00
AIM Mid Cap Basic Value Fund                    -19.02%         N/A            N/A        -19.02%      12/31/01
AIM New Technology Fund                         -46.21%         N/A            N/A        -49.07%      08/31/00
AIM Premier Equity Fund                         -32.11%       -4.24%           N/A         -4.54%      08/04/97
AIM Premier Equity II Fund                      -31.12%         N/A            N/A        -26.50%      08/31/00
AIM Select Equity Fund                          -30.85%       -3.11%           N/A         -4.13%      08/04/97
AIM Small Cap Equity Fund                       -20.51%         N/A            N/A         -8.58%      08/31/00



AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

         The average annual total returns (after taxes on distributions and redemption and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                 ----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS A SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                          ------       -------      --------     ---------     ---------

AIM Balanced Fund                               -13.32%       -2.21%         5.14%          --         03/31/78
AIM Basic Balanced Fund                          -9.34%         N/A           N/A         -5.64%       09/28/01
AIM European Small Company Fund                  -1.94%         N/A           N/A        -11.12%       08/31/00
AIM Global Utilities Fund                       -18.40%       -4.22%         2.07%          --         01/19/88
AIM Global Value Fund                            -8.05%         N/A           N/A         -5.93%       12/29/00
AIM International Emerging Growth Fund           -4.91%         N/A           N/A        -12.90%       08/31/00
AIM Mid Cap Basic Value Fund                    -13.64%         N/A           N/A        -13.64%       12/31/01
AIM New Technology Fund                         -29.64%         N/A           N/A        -35.54%       08/31/00
AIM Premier Equity Fund                         -21.30%       -2.52%         5.55%          --         05/01/84
AIM Premier Equity II Fund                      -20.71%         N/A           N/A        -21.10%       08/31/00
AIM Select Equity Fund                          -20.55%       -1.67          3.99%          --         12/04/67
AIM Small Cap Equity Fund                       -14.52%         N/A           N/A         -8.03%       08/31/00


         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                 ----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS B SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                          ------       -------      --------     ---------     ---------

AIM Balanced Fund                               -13.77%       -2.22%           N/A          3.91%      10/18/93
AIM Basic Balanced Fund                          -9.80%         N/A            N/A         -5.54%      09/28/01
AIM European Small Company Fund                  -2.04%         N/A            N/A        -10.81%      08/31/00
AIM Global Utilities Fund                       -18.49%       -4.07%           N/A          0.85%      09/01/93
AIM Global Value Fund                            -8.13%         N/A            N/A         -5.45%      12/29/00
AIM International Emerging Growth Fund           -4.97%         N/A            N/A        -12.57%      08/31/00
AIM Mid Cap Basic Value Fund                    -13.69%         N/A            N/A        -13.69%      12/31/01
AIM New Technology Fund                         -29.86%         N/A            N/A        -35.46%      08/31/00
AIM Premier Equity Fund                         -21.36%       -2.42%           N/A          4.28%      10/18/93
AIM Premier Equity II Fund                      -20.74%         N/A            N/A        -20.86%      08/31/00
AIM Select Equity Fund                          -20.64%       -1.59%           N/A          3.80%      09/01/93
AIM Small Cap Equity Fund                       -14.61%         N/A            N/A         -7.70%      08/31/00



         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                 ----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS C SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                          ------       -------      --------     ---------     ---------

AIM Balanced Fund                               -11.81%       -1.92%           N/A         -1.21%      08/04/97
AIM Basic Balanced Fund                          -7.64%         N/A            N/A         -3.10%      09/28/01
AIM European Small Company Fund                   0.50%         N/A            N/A         -9.94%      08/31/00
AIM Global Utilities Fund                       -16.70%       -3.85%           N/A         -2.31%      08/04/97
AIM Global Value Fund                            -5.89%         N/A            N/A         -4.32%      12/29/00
AIM International Emerging Growth Fund           -2.59%         N/A            N/A        -11.74%      08/31/00
AIM Mid Cap Basic Value Fund                    -11.68%         N/A            N/A        -11.68%      12/31/01
AIM New Technology Fund                         -28.37%         N/A            N/A        -35.02%      08/31/00
AIM Premier Equity Fund                         -19.72%       -2.19%           N/A         -2.23%      08/04/97
AIM Premier Equity II Fund                      -19.11%         N/A            N/A        -20.22%      08/31/00
AIM Select Equity Fund                          -18.94%       -1.37%           N/A         -1.93%      08/04/97
AIM Small Cap Equity Fund                       -12.59%         N/A            N/A         -6.78%      08/31/00


YIELDS

         The 30-day yields for each of the named Funds are as follows:

                                                         30 DAYS ENDED
                                                       DECEMBER 31, 2002
                                            --------------------------------------------
                                            CLASS A     CLASS B    CLASS C      CLASS R*
                                            -------     -------    -------      --------

         AIM Balanced Fund                   1.75%       1.09%       1.09%      1.60%
         AIM Basic Balanced Fund             0.81%       0.21%       0.21%       N/A
         AIM Global Utilities Fund           2.31%       1.67%       1.67%       N/A



DISTRIBUTION RATES

         The distribution rates at offering price for each of the named Funds are as follows:

                                                         30 DAYS ENDED
                                                       DECEMBER 31, 2002
                                            -------------------------------------------
                                            CLASS A     CLASS B     CLASS C    CLASS R*
                                            -------     -------     -------    --------

         AIM Balanced Fund                   2.38%       1.71%       1.71%      2.23%
         AIM Basic Balanced Fund             1.45%       0.85%       0.85%       N/A
         AIM Global Utilities Fund           3.71%       3.15%       3.15%       N/A


* Information on Class R shares in the table is for the period June 3, 2002 (the date Class R shares commenced operations) to December 31, 2002.

                              FINANCIAL STATEMENTS





                                       FS

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Balanced Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Balanced Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report, dated February 14, 2000, expressed an unqualified opinion thereon.

/S/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
BONDS & NOTES-22.74%

AEROSPACE & DEFENSE-0.18%

Raytheon Co., Notes, 6.75%, 08/15/07           $ 3,950,000   $    4,377,627
===========================================================================

AGRICULTURAL PRODUCTS-0.06%

Archer-Daniels-Midland Co., Unsec. Unsub.
  Deb., 6.95%, 12/15/97                          1,385,000        1,510,633
===========================================================================

AUTOMOBILE MANUFACTURERS-0.32%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04        1,615,000        1,636,027
---------------------------------------------------------------------------
General Motors Corp., Unsec. Deb., 8.80%,
  03/01/21                                       5,965,000        6,440,649
===========================================================================
                                                                  8,076,676
===========================================================================

BANKS-2.37%

African Development Bank (Luxembourg), Sr.
  Unsec. Unsub. Yankee Notes, 3.25%, 07/29/05    1,195,000        1,229,380
---------------------------------------------------------------------------
Barclays O/S Investment Co. (Netherlands),
  Unsec. Gtd. Unsub. Floating Rate Yankee
  Notes, 1.63%, 05/14/03(a)                      2,000,000        1,691,748
---------------------------------------------------------------------------
Citicorp, Unsec. Sub. Notes, 7.13%, 09/01/05     1,625,000        1,819,545
---------------------------------------------------------------------------
Dresdner Funding Trust I, Bonds, 8.15%,
  06/30/31 (Acquired 05/09/02; Cost
  $6,259,723)(b)                                 5,900,000        5,956,876
---------------------------------------------------------------------------
European Investment Bank (Luxembourg),
  Euro Notes, 4.63%, 03/01/07                    2,220,000        2,381,794
---------------------------------------------------------------------------
  Medium Term Yankee Notes, 4.88%, 09/06/06      4,300,000        4,642,469
---------------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05         2,005,000        2,077,741
---------------------------------------------------------------------------
Lloyds Bank PLC-Series 1 (United Kingdom),
  Unsec. Sub. Floating Rate Yankee Notes,
  1.69%, 06/29/49(a)                             3,870,000        3,134,135
---------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/04                          3,290,000        4,163,824
---------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                                4,850,000        5,185,668
---------------------------------------------------------------------------
St. Paul Bancorp. Inc., Sr. Unsec. Unsub.
  Notes, 7.13%, 02/15/04                         5,500,000        5,780,610
---------------------------------------------------------------------------
U.S. Bank N.A., Sub. Notes, 6.30%, 02/04/14      5,555,000        6,292,537
---------------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Bonds,
  8.62%, 10/29/49                                1,385,000        1,658,177
---------------------------------------------------------------------------
Union Planters Bank N.A., Unsec. Sub. Notes,
  6.50%, 03/15/08                                5,510,000        6,183,542
---------------------------------------------------------------------------
Wachovia Corp.,
  Unsec. Putable Sub. Deb., 6.55%, 10/15/05      5,780,000        6,304,651
---------------------------------------------------------------------------
  Unsec. Sub. Notes, 6.25%, 08/04/08               800,000          893,912
===========================================================================
                                                                 59,396,609
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

BREWERS-0.23%

Anheuser-Busch Cos., Inc., Sr. Unsec. Deb.,
  6.50%, 02/01/43                              $ 5,125,000   $    5,715,195
===========================================================================

BROADCASTING & CABLE TV-1.69%

Continental Cablevision, Inc., Sr. Deb.,
  9.50%, 08/01/13                               10,200,000       11,615,250
---------------------------------------------------------------------------
Jones Intercable, Inc., Sr. Unsec. Notes,
  8.88%, 04/01/07                                4,060,000        4,336,161
---------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Sub.
  Notes, 8.25%, 02/15/08                         2,550,000        2,671,125
---------------------------------------------------------------------------
TCA Cable TV, Inc., Sr. Unsec. Putable Deb.,
  6.53%, 02/01/08                                4,350,000        5,396,305
---------------------------------------------------------------------------
TCI Communications, Inc.,
  Sr. Unsec. Deb., 7.88%, 02/15/26               5,835,000        5,975,157
---------------------------------------------------------------------------
  Sr. Unsec. Deb., 8.75%, 08/01/15               2,100,000        2,447,130
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.00%, 08/01/05              1,975,000        2,105,054
---------------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb, 6.88%, 06/15/18           5,055,000        5,007,534
---------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                  2,500,000        2,662,850
===========================================================================
                                                                 42,216,566
===========================================================================

COMPUTER HARDWARE-0.31%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/17/98-04/19/01; Cost
  $19,222,750)(b)(c)(d)                         25,012,000        1,325,636
---------------------------------------------------------------------------
International Business Machines Corp., Deb.,
  8.38%, 11/01/19                                5,195,000        6,525,180
===========================================================================
                                                                  7,850,816
===========================================================================

CONSUMER FINANCE-2.25%

CitiFinancial Credit Co.,
  Notes, 6.63%, 06/01/15                         6,375,000        7,231,162
---------------------------------------------------------------------------
  Unsec. Notes, 6.75%, 07/01/07                  4,025,000        4,535,611
---------------------------------------------------------------------------
Countrywide Home Loans, Inc.,
  Series K, Medium Term Notes, 3.50%,
  12/19/05                                       2,260,000        2,273,899
---------------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.85%, 06/15/04             5,727,000        6,084,537
---------------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.88%, 06/15/10                         5,515,000        5,570,757
---------------------------------------------------------------------------
  Unsec. Notes, 6.70%, 07/16/04                  5,335,000        5,451,997
---------------------------------------------------------------------------
  Unsec. Notes, 6.88%, 02/01/06                  8,880,000        8,919,605
---------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Medium Term Notes, 5.25%, 05/16/05             1,720,000        1,730,578
---------------------------------------------------------------------------
  Notes, 6.85%, 06/17/04                         4,150,000        4,315,460
---------------------------------------------------------------------------
  Unsec. Unsub. Notes, 7.63%, 06/15/04           5,540,000        5,809,244
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

Household Finance Corp., Sr. Unsec. Notes,
  6.50%, 01/24/06                              $ 4,195,000   $    4,430,214
===========================================================================
                                                                 56,353,064
===========================================================================

DISTILLERS & VINTNERS-0.28%

Diageo PLC, Sr. Unsec. Gtd. Putable Notes,
  7.45%, 04/15/05                                5,650,000        6,934,753
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-4.09%

Associates Corp. of North America, Sr. Notes,
  5.80%, 04/20/04                                3,495,000        3,675,377
---------------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                       7,910,000       12,043,924
---------------------------------------------------------------------------
CIT Group Inc.,
  Sr. Floating Rate Medium Term Notes, 2.67%,
  11/25/03(e)                                    2,530,000        2,531,619
---------------------------------------------------------------------------
  Sr. Notes, 7.13%, 10/15/04                     1,110,000        1,169,096
---------------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                8,800,000        9,468,008
---------------------------------------------------------------------------
Citigroup Inc.,
  Sr. Unsec. Notes, 4.13%, 06/30/05              2,390,000        2,496,881
---------------------------------------------------------------------------
  Unsec. Sub. Notes, 6.63%, 06/15/32             3,000,000        3,256,560
---------------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 04/10/01; Cost $3,263,943)(b)        3,135,000        3,748,958
---------------------------------------------------------------------------
General Electric Capital Corp.,
  Gtd. Sub. Notes, 8.13%, 05/15/12               4,320,000        5,263,142
---------------------------------------------------------------------------
  Series A, Medium Term Notes, 5.00%,
  06/15/07                                       1,175,000        1,247,168
---------------------------------------------------------------------------
  Series A, Medium Term Notes, 6.80%,
  11/01/05                                      10,705,000       11,898,715
---------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Bonds,
  7.63%, 08/17/05                                4,075,000        4,582,989
---------------------------------------------------------------------------
Heller Financial, Inc.,
  Sr. Unsec. Notes, 8.00%, 06/15/05              2,675,000        2,984,925
---------------------------------------------------------------------------
  Unsec. Notes, 7.38%, 11/01/09                  1,740,000        2,013,667
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

John Hancock Global Funding II,
  Medium Term Notes, 6.50%, 03/01/11
  (Acquired 07/24/02; Cost $2,124,697)(b)      $ 2,015,000   $    2,166,770
---------------------------------------------------------------------------
  Notes, 5.00%, 07/27/07 (Acquired 06/12/02;
  Cost $2,323,721)(b)                            2,325,000        2,432,043
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc.,
  Sr. Notes, 8.75%, 03/15/05                     3,610,000        4,074,066
---------------------------------------------------------------------------
  Sr. Sub. Deb., 11.63%, 05/15/05                2,645,000        3,145,566
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06         1,000,000        1,130,730
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc,
  Series B, Medium Term Notes, 4.54%,
  03/08/05                                       1,415,000        1,472,605
---------------------------------------------------------------------------
  Series E, Floating Rate Medium Term Yankee
  Notes, 1.68%, 06/28/04(e)                      4,375,000        4,386,773
---------------------------------------------------------------------------
Morgan Stanley, Sr. Notes, 7.75%, 06/15/05       5,225,000        5,853,045
---------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc., Sr.
  Unsec. Notes, 6.25%, 06/15/05                  5,460,000        5,903,734
---------------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes, 7.38%,
  06/15/17                                       2,590,000        3,113,361
---------------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                         2,050,000        2,323,224
===========================================================================
                                                                102,382,946
===========================================================================

ELECTRIC UTILITIES-2.84%

Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08          6,080,000        6,434,038
---------------------------------------------------------------------------
Dominion Resources, Inc.-Series A, Sr. Unsec.
  Unsub. Notes, 8.13%, 06/15/10                    450,000          523,490
---------------------------------------------------------------------------
Duke Energy Corp., Bonds, 6.45%, 10/15/32        1,980,000        1,962,695
---------------------------------------------------------------------------
El Paso Electric Co.,
  Series D, Sr. Sec. First Mortgage Bonds,
  8.90%, 02/01/06                                1,000,000        1,002,420
---------------------------------------------------------------------------
  Series E, Sr. Sec. First Mortgage Bonds,
  9.40%, 05/01/11                                5,438,000        5,441,643
---------------------------------------------------------------------------
Empire District Electric Co. (The), Sr.
  Notes, 7.70%, 11/15/04                         8,000,000        8,675,280
---------------------------------------------------------------------------
Hydro-Quebec (Canada),
  Gtd. Yankee Bonds, 9.40%, 02/01/21(f)          1,470,000        2,102,585
---------------------------------------------------------------------------
  Series B, Gtd. Medium Term Yankee Notes,
  8.62%, 12/15/11                                2,150,000        2,795,731
---------------------------------------------------------------------------
  Series GL, Gtd. Floating Rate Yankee Notes,
  1.94%, 09/29/49(a)                             5,050,000        4,483,218
---------------------------------------------------------------------------
Indiana Michigan Power Co.-Series F, SLOBS,
  9.82%, 12/07/22                                4,466,179        4,672,562
---------------------------------------------------------------------------
Kincaid Generation LLC, Sr. Sec. Bonds,
  7.33%, 06/15/20 (Acquired 04/30/98; Cost
  $3,257,599)(b)                                 3,249,572        3,092,163
---------------------------------------------------------------------------
Niagara Mohawk Power Corp.,
  Sec. First Mortgage Bonds, 7.75%,
  05/15/06(f)                                    3,700,000        4,167,236
---------------------------------------------------------------------------
  Series H, Sr. Unsec. Disc. Notes, 8.50%,
  07/01/10(g)                                    6,950,000        7,011,925
---------------------------------------------------------------------------
Public Service Company of New Mexico- Series
  A, Sr. Unsec. Notes, 7.10%, 08/01/05           7,850,000        8,092,487
---------------------------------------------------------------------------
Sutton Bridge Financing Ltd. (United
  Kingdom), Gtd. Euro Bonds, 8.63%,
  06/30/22(h)    GBP                             2,914,335        5,075,551
---------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Unsec. Notes,
  6.25%, 01/15/09                                5,800,000        5,510,870
===========================================================================
                                                                 71,043,894
===========================================================================


GAS UTILITIES-0.31%


Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                                7,000,000        5,740,000
---------------------------------------------------------------------------
Westcoast Energy Inc. (Canada)-Series V,
  Unsec. Deb., 6.45%, 12/18/06(h)         CAD    3,000,000        2,029,780
===========================================================================
                                                                  7,769,780
===========================================================================


GENERAL MERCHANDISE STORES-0.13%


Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                       2,895,000        3,285,043
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


INTEGRATED OIL & GAS-0.33%


ConocoPhillips, Unsec. Notes, 8.50%, 05/25/05  $ 4,600,000   $    5,246,438
---------------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  7.38%, 11/15/08                                2,630,000        3,068,763
===========================================================================
                                                                  8,315,201
===========================================================================



INTEGRATED TELECOMMUNICATION SERVICES-1.01%


GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                   2,655,000        2,862,063
---------------------------------------------------------------------------
Olivetti International Finance N.V.-Series E
  (Netherlands), Gtd. Medium Term Euro Notes,
  6.13%, 07/30/09(h)            EUR              3,210,000        3,428,313
---------------------------------------------------------------------------
Sprint Capital Corp.,
  Deb., 9.00%, 10/15/19                          2,200,000        1,988,250
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 5.70%, 11/15/03         2,715,000        2,704,819
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 6.00%, 01/15/07         2,555,000        2,417,669
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 7.13%, 01/30/06         4,710,000        4,668,788
---------------------------------------------------------------------------
  Unsec. Gtd. Notes, 8.75%, 03/15/32             4,700,000        4,506,125
---------------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Notes, 6.13%, 06/15/07                         2,475,000        2,722,154
===========================================================================
                                                                 25,298,181
===========================================================================



LIFE & HEALTH INSURANCE-0.71%


American General Corp., Unsec. Notes, 7.50%,
  08/11/10                                       1,600,000        1,878,208
---------------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                       4,870,000        5,543,229
---------------------------------------------------------------------------
Sun Canada Financial Co., Gtd. Sub. Bonds,
  6.63%, 12/15/07 (Acquired 10/14/99; Cost
  $1,402,095)(b)                                 1,500,000        1,638,495
---------------------------------------------------------------------------
Torchmark Corp., Notes,
  7.38%, 08/01/13                                3,000,000        3,373,650
---------------------------------------------------------------------------
  7.88%, 05/15/23                                4,845,000        5,423,202
===========================================================================
                                                                 17,856,784
===========================================================================



OIL & GAS EQUIPMENT & SERVICES-0.27%


National-Oilwell, Inc.-Series B, Sr. Unsec.
  Notes, 6.50%, 03/15/11                         2,750,000        2,933,205
---------------------------------------------------------------------------
Smith International, Inc., Notes, 6.75%,
  02/15/11                                       3,750,000        3,911,963
===========================================================================
                                                                  6,845,168
===========================================================================



OIL & GAS EXPLORATION & PRODUCTION-2.37%


Amerada Hess Corp., Unsec. Notes,
  5.30%, 08/15/04                                6,785,000        7,085,576
---------------------------------------------------------------------------
  7.30%, 08/15/31                                2,640,000        2,873,350
---------------------------------------------------------------------------

Anadarko Petroleum Corp., Unsec. Putable
  Deb., 7.73%, 09/15/26                          8,250,000        9,796,050
---------------------------------------------------------------------------
Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 7.40%,
  12/01/31                                       1,960,000        2,256,764
---------------------------------------------------------------------------
Canadian Oil Sands Ltd. (Canada), Sr. Yankee
  Notes, 7.90%, 09/01/21 (Acquired 08/17/01-
  07/31/02; Cost $8,818,609)(b)                  8,805,000        9,291,917
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)

Devon Energy Corp., Sr. Unsec. Deb., 7.95%,
  04/15/32                                     $ 2,200,000   $    2,644,752
---------------------------------------------------------------------------
Devon Financing Corp. ULC, Unsec. Gtd. Unsub.
  Deb., 7.88%, 09/30/31                          3,265,000        3,948,169
---------------------------------------------------------------------------
Noble Energy, Inc., Sr. Unsec. Deb., 7.25%,
  08/01/97                                      18,196,000       17,575,152
---------------------------------------------------------------------------
Norcen Energy Resources Ltd. (Canada), Unsec.
  Yankee Deb., 7.38%, 05/15/06                   3,485,000        3,968,300
===========================================================================
                                                                 59,440,030
===========================================================================


OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.26%


Petroleos Mexicanos (Mexico),
  Sr. Unsec. Gtd. Yankee Bonds,
  9.38%, 12/02/08                                3,320,000        3,838,750
---------------------------------------------------------------------------
  Series P, Unsec. Putable Unsub. Yankee
  Bonds, 9.50%, 03/15/06                         2,325,000        2,628,901
===========================================================================
                                                                  6,467,651
===========================================================================


PHARMACEUTICALS-0.10%


Johnson & Johnson, Unsec. Deb., 8.72%,
  11/01/24                                       2,115,000        2,472,266
===========================================================================


PROPERTY & CASUALTY INSURANCE-0.44%


Allstate Corp. (The), Sr. Unsec. Notes,
  7.88%, 05/01/05                                4,600,000        5,138,062
---------------------------------------------------------------------------
Markel Corp., Unsec. Gtd. Notes, 7.20%,
  08/15/07                                       5,000,000        5,130,850
---------------------------------------------------------------------------
Travelers Property Casualty Corp., Sr. Unsec.
  Notes, 6.75%, 11/15/06                           700,000          767,221
===========================================================================
                                                                 11,036,133
===========================================================================


PUBLISHING-0.23%


News America Inc., Putable Deb., 6.75%,
  01/09/10                                       5,523,000        5,678,141
===========================================================================


RAILROADS-0.24%


Norfolk Southern Corp., Sr. Putable Notes,
  7.05%, 05/01/04                                5,250,000        5,953,605
===========================================================================


REAL ESTATE-0.62%


EOP Operating L.P.,
  Sr. Unsec. Notes, 7.25%, 02/15/18              3,255,000        3,494,698
---------------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12             2,205,000        2,378,754
---------------------------------------------------------------------------
  Unsec. Notes, 6.50%, 01/15/04                  1,215,000        1,258,509
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
REAL ESTATE-(CONTINUED)

Spieker Properties, Inc.,
  Unsec. Unsub. Deb., 7.35%, 12/01/17          $ 4,600,000   $    5,007,192
---------------------------------------------------------------------------
  Unsec. Unsub. Notes, 6.80%, 05/01/04           3,200,000        3,357,472
===========================================================================
                                                                 15,496,625
===========================================================================



SOFT DRINKS-0.20%


Coca-Cola Enterprises Inc., Putable Notes,
  8.00%, 01/04/04                                4,450,000        4,930,734
===========================================================================



SOVEREIGN DEBT-0.76%


Export Development Canada (Canada), Yankee
  Bonds, 4.00%, 08/01/07                         2,615,000        2,734,401
---------------------------------------------------------------------------
Japan Bank for International Cooperation
  (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
  10/06/05                                       4,600,000        5,104,100
---------------------------------------------------------------------------
Region of Lombardy (Italy), Unsec. Yankee
  Notes, 5.80%, 10/25/32                        10,635,000       11,101,026
===========================================================================
                                                                 18,939,527
===========================================================================



WIRELESS TELECOMMUNICATION SERVICES-0.14%


AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Notes, 8.75%, 03/01/31                    840,000          826,350
---------------------------------------------------------------------------
Bell Mobility Cellular Inc. (Canada), Unsec.
  Deb., 6.55%, 06/02/08(h)             CAD       2,000,000        1,357,906
---------------------------------------------------------------------------
Vodafone Finance B.V. (Netherlands), Unsec.
  Unsub. Gtd. Euro Bonds, 4.75%,
  05/27/09(h)                 EUR                1,300,000        1,375,075
===========================================================================
                                                                  3,559,331
===========================================================================
    Total Bonds & Notes (Cost $560,448,442)                     569,202,979
===========================================================================



                                                 SHARES
COMMON STOCKS & OTHER EQUITY INTERESTS-59.04%

ADVERTISING-2.07%

Lamar Advertising Co.(i)                           640,000       21,536,000
---------------------------------------------------------------------------
Omnicom Group Inc.                                 469,000       30,297,400
===========================================================================
                                                                 51,833,400
===========================================================================

AEROSPACE & DEFENSE-1.99%

Honeywell International Inc.                       836,000       20,064,000
---------------------------------------------------------------------------
United Technologies Corp.                          480,600       29,768,364
===========================================================================
                                                                 49,832,364
===========================================================================

APPAREL RETAIL-0.81%

Limited Brands                                   1,459,000       20,323,870
===========================================================================

BANKS-2.69%

Bank of America Corp.                              411,500       28,628,055
---------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                   641,000       15,358,360
---------------------------------------------------------------------------
Northern Trust Corp.                               664,000       23,273,200
===========================================================================
                                                                 67,259,615
===========================================================================

BROADCASTING & CABLE TV-0.47%

Univision Communications Inc.-Class A(i)           482,000       11,809,000
===========================================================================

BUILDING PRODUCTS-1.46%

American Standard Cos. Inc.(i)                     234,000       16,646,760
---------------------------------------------------------------------------
Masco Corp.                                        946,000       19,913,300
===========================================================================
                                                                 36,560,060
===========================================================================

COMPUTER HARDWARE-0.94%

International Business Machines Corp.              304,000       23,560,000
===========================================================================

DATA PROCESSING SERVICES-1.13%

DST Systems, Inc.(i)                               793,000       28,191,150
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES-6.72%

American Express Co.                               503,000   $   17,781,050
---------------------------------------------------------------------------
Citigroup Inc.                                   1,269,433       44,671,347
---------------------------------------------------------------------------
Fannie Mae                                         275,800       17,742,214
---------------------------------------------------------------------------
Freddie Mac                                        335,900       19,834,895
---------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    345,100       23,501,310
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      351,000       18,704,790
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          682,000       25,881,900
===========================================================================
                                                                168,117,506
===========================================================================

FOOD DISTRIBUTORS-0.67%

Sysco Corp.                                        560,000       16,682,400
===========================================================================

FOOD RETAIL-1.50%

Kroger Co. (The)(i)                              1,416,000       21,877,200
---------------------------------------------------------------------------
Safeway Inc.(i)                                    670,500       15,662,880
===========================================================================
                                                                 37,540,080
===========================================================================

GENERAL MERCHANDISE STORES-2.32%

Target Corp.                                       960,300       28,809,000
---------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              579,000       29,245,290
===========================================================================
                                                                 58,054,290
===========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.13%

Cardinal Health, Inc.                              478,500       28,322,415
===========================================================================

HEALTH CARE EQUIPMENT-0.42%

Beckman Coulter, Inc.                              355,000       10,479,600
===========================================================================

HEALTH CARE FACILITIES-0.94%

HCA Inc.                                           566,000       23,489,000
===========================================================================

HEALTH CARE SUPPLIES-0.99%

Alcon, Inc. (Switzerland)(i)                       626,900       24,731,205
===========================================================================

HOME IMPROVEMENT RETAIL-1.51%

Home Depot, Inc. (The)                             520,100       12,461,596
---------------------------------------------------------------------------
Lowe's Cos., Inc.                                  675,300       25,323,750
===========================================================================
                                                                 37,785,346
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

HOUSEHOLD APPLIANCES-1.53%

Black & Decker Corp. (The)                         891,000   $   38,214,990
===========================================================================

HOUSEHOLD PRODUCTS-1.89%

Colgate-Palmolive Co.                              648,000       33,974,640
---------------------------------------------------------------------------
Kimberly-Clark Corp.                               282,000       13,386,540
===========================================================================
                                                                 47,361,180
===========================================================================

INDUSTRIAL CONGLOMERATES-1.13%

General Electric Co.                             1,163,100       28,321,485
===========================================================================

INSURANCE BROKERS-0.70%

Marsh & McLennan Cos., Inc.                        381,200       17,615,252
===========================================================================

INTEGRATED OIL & GAS-2.83%

BP PLC-ADR (United Kingdom)                        335,000       13,617,750
---------------------------------------------------------------------------
Exxon Mobil Corp.                                  949,900       33,189,506
---------------------------------------------------------------------------
Total Fina Elf S.A. (France)                       167,700       23,959,463
===========================================================================
                                                                 70,766,719
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.03%

Verizon Communications Inc.                        663,900       25,726,125
===========================================================================

IT CONSULTING & SERVICES-1.07%

SunGard Data Systems Inc.(i)                     1,140,100       26,860,756
===========================================================================

LIFE & HEALTH INSURANCE-1.05%

Nationwide Financial Services, Inc.-Class A        301,500        8,637,975
---------------------------------------------------------------------------
Prudential Financial, Inc.                         556,900       17,676,006
===========================================================================
                                                                 26,313,981
===========================================================================

MOVIES & ENTERTAINMENT-0.81%

Viacom Inc.-Class B(i)                             499,659       20,366,101
===========================================================================

MULTI-LINE INSURANCE-2.05%

American International Group, Inc.                 600,960       34,765,536
---------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)      367,000       16,672,810
===========================================================================
                                                                 51,438,346
===========================================================================

NETWORKING EQUIPMENT-0.99%

Cisco Systems, Inc.(i)                           1,899,200       24,879,520
===========================================================================

OIL & GAS DRILLING-0.75%

Noble Corp. (Cayman Islands)(i)                    537,000       18,875,550
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.32%

Cooper Cameron Corp.(i)                            661,000       32,931,020
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.49%

Apache Corp.                                       362,400       20,653,176
---------------------------------------------------------------------------
Kerr-McGee Corp.-$1.83 Pfd. DECS                   390,000       16,692,000
===========================================================================
                                                                 37,345,176
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

PACKAGED FOODS & MEATS-1.03%

Kraft Foods Inc.-Class A                           663,700   $   25,837,841
===========================================================================

PERSONAL PRODUCTS-0.76%

Estee Lauder Cos. Inc. (The)-Class A               717,000       18,928,800
===========================================================================

PHARMACEUTICALS-5.28%

Abbott Laboratories                                419,000       16,760,000
---------------------------------------------------------------------------
Johnson & Johnson                                  492,200       26,436,062
---------------------------------------------------------------------------
Merck & Co. Inc.                                   436,800       24,727,248
---------------------------------------------------------------------------
Pfizer Inc.                                        807,100       24,673,047
---------------------------------------------------------------------------
Pharmacia Corp.                                    534,900       22,358,820
---------------------------------------------------------------------------
Wyeth                                              461,600       17,263,840
===========================================================================
                                                                132,219,017
===========================================================================

PROPERTY & CASUALTY INSURANCE-0.77%

MGIC Investment Corp.                              466,600       19,270,580
===========================================================================

REAL ESTATE-0.00%

Wyndham International, Inc. Voting Trust
  (Acquired 08/27/99-09/30/02; Cost
  $276,872)(b)(d)                                    3,504            7,036
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.49%

Applied Materials, Inc.(i)                         943,500       12,293,805
===========================================================================

SEMICONDUCTORS-1.29%

Analog Devices, Inc.(i)                            718,300       17,145,821
---------------------------------------------------------------------------
Intel Corp.                                        971,700       15,129,369
===========================================================================
                                                                 32,275,190
===========================================================================

SPECIALTY STORES-1.18%

Bed Bath & Beyond Inc.(i)                          853,700       29,478,261
===========================================================================

SYSTEMS SOFTWARE-1.84%

Microsoft Corp.(i)                                 533,900       27,602,630
---------------------------------------------------------------------------
Oracle Corp.(i)                                  1,709,800       18,465,840
===========================================================================
                                                                 46,068,470
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,580,975,011)                         1,477,966,502
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-11.48%

FEDERAL HOME LOAN BANK-0.03%

Unsec. Bonds,
  4.88%, 04/16/04                              $   820,000          856,178
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-3.01%

Pass Through Ctfs.,
  6.50%, 08/01/03 to 08/01/32                  $30,942,113   $   32,275,635
---------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32                   18,874,579       19,854,713
---------------------------------------------------------------------------
  6.00%, 04/01/17 to 05/01/32                   15,821,831       16,551,493
---------------------------------------------------------------------------
  8.00%, 01/01/27                                2,797,996        3,029,702
---------------------------------------------------------------------------
  7.50%, 12/01/30 to 03/01/32                    3,225,318        3,431,739
---------------------------------------------------------------------------
Pass Through Ctfs. TBA,
  6.00%, 01/01/33(j)                               140,000          145,108
===========================================================================
                                                                 75,288,390
===========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-6.23%

FNMA Grantor Trust-Series 2001-T7, Class A1,
  Pass Through Ctfs.,
  7.50%, 02/25/41                                1,348,970        1,463,211
---------------------------------------------------------------------------
Pass Through Ctfs.,
  8.50%, 03/01/10 to 02/01/28                    6,810,867        7,435,239
---------------------------------------------------------------------------
  6.50%, 04/01/14 to 11/01/31                   44,356,389       46,433,569
---------------------------------------------------------------------------
  7.50%, 11/01/15 to 05/01/32                    7,945,545        8,454,587
---------------------------------------------------------------------------
  7.00%, 12/01/15 to 09/01/32                   22,691,367       23,950,578
---------------------------------------------------------------------------
  6.00%, 01/01/17                                  642,338          672,610
---------------------------------------------------------------------------
  8.00%, 08/01/21 to 10/01/30                    5,075,144        5,527,466
---------------------------------------------------------------------------
Pass Through Ctfs. TBA,
  6.00%, 01/01/33(j)                            33,376,000       34,595,368
---------------------------------------------------------------------------
Unsec. Bonds,
  6.63%, 11/15/30                                  955,000        1,122,870
---------------------------------------------------------------------------
Unsec. Notes,
  5.25%, 06/15/06                                  500,000          545,525
---------------------------------------------------------------------------
  6.20%, 06/13/17                                5,750,000        6,193,612
---------------------------------------------------------------------------
Unsec. Sub. Notes,
  4.75%, 01/02/07                                9,550,000       10,128,157
---------------------------------------------------------------------------
  5.25%, 08/01/12                                8,925,000        9,327,607
===========================================================================
                                                                155,850,399
===========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-2.21%

Pass Through Ctfs.,
  6.50%, 10/15/08 to 07/15/32                   16,119,890       16,940,495
---------------------------------------------------------------------------
  7.00%, 10/15/08 to 05/15/32                   15,880,782       16,844,168
---------------------------------------------------------------------------
  6.00%, 11/15/08 to 06/15/32                    7,808,611        8,153,771
---------------------------------------------------------------------------
  8.00%, 08/15/22 to 01/20/31                    2,731,572        2,985,651
---------------------------------------------------------------------------
  7.50%, 06/15/23 to 05/15/32                    9,453,049       10,117,886
---------------------------------------------------------------------------
  8.50%, 11/15/24 to 02/15/25                      328,762          361,024
===========================================================================
                                                                 55,402,995
===========================================================================
    Total U.S. Government Agency Securities
      (Cost $278,940,216)                                       287,397,962
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

U.S. TREASURY SECURITIES-4.76%

U.S. TREASURY NOTES-3.95%

3.25%, 12/31/03                                $ 1,240,000   $    1,265,110
---------------------------------------------------------------------------
6.75%, 05/15/05                                  6,100,000        6,802,659
---------------------------------------------------------------------------
6.50%, 08/15/05 to 02/15/10(k)                  29,070,000       33,217,238
---------------------------------------------------------------------------
6.88%, 05/15/06                                    950,000        1,093,431
---------------------------------------------------------------------------
4.75%, 11/15/08                                 31,695,000       34,609,989
---------------------------------------------------------------------------
5.75%, 08/15/10                                  8,950,000       10,300,018
---------------------------------------------------------------------------
5.00%, 08/15/11                                 10,625,000       11,661,044
===========================================================================
                                                                 98,949,489
===========================================================================

U.S. TREASURY BONDS-0.81%

7.50%, 11/15/16                                  1,100,000        1,440,560
---------------------------------------------------------------------------
6.25%, 08/15/23                                  4,570,000        5,374,183
---------------------------------------------------------------------------
6.13%, 11/15/27 to 08/15/29                     11,370,000       13,344,394
===========================================================================
                                                                 20,159,137
===========================================================================
    Total U.S. Treasury Securities (Cost
      $107,982,957)                                             119,108,626
===========================================================================

ASSET BACKED SECURITIES-2.43%

AIRLINES-0.84%

Continental Airlines, Inc.,
  Series 2000-1, Class A-1, Sr. Pass Through
  Ctfs., 8.05%, 11/01/20                         6,347,206        5,474,465
---------------------------------------------------------------------------
  Series 2000-2, Class A-1, Sr. Sec. Pass
  Through Ctfs., 7.71%, 04/02/21                 1,966,265        1,695,904
---------------------------------------------------------------------------
  Series 974A, Pass Through Ctfs., 6.90%,
  01/02/18                                       2,438,407        2,143,701
---------------------------------------------------------------------------
Northwest Airlines Inc.-Series 971B, Sub.
  Gtd. Pass Through Ctfs., 7.25%, 01/02/12       3,575,547        2,860,437
---------------------------------------------------------------------------
United Air Lines, Inc.,
  Series 2000-1,Class A-2, Pass Through
  Ctfs., 7.73%, 07/01/10                         5,790,000        4,559,625
---------------------------------------------------------------------------
  Series 2000-2, Class A-2, Sr. Sec. Pass
  Through Ctfs., 7.19%, 04/01/11                 5,541,001        4,391,243
===========================================================================
                                                                 21,125,375
===========================================================================

AUTOMOBILE MANUFACTURERS-0.18%

DaimlerChrysler N.A. Holding Corp.- Series
  CHR-1998-1, Gtd. ROCS Collateral Trust,
  6.50%, 08/01/18                                4,384,815        4,520,065
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-0.85%

Citicorp Lease,
  Series 1999-1, Class A1, Pass Through
  Ctfs., 7.22%, 06/15/05 (Acquired 05/08/02;
  Cost $4,121,250)(b)                            3,908,807        4,281,707
---------------------------------------------------------------------------
  Series 1999-1, Class A2, Pass Through
  Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00-08/20/02; Cost $6,610,373)(b)         6,600,000        7,628,016
---------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp., Sr. Sec. Notes, 6.00%, 05/15/06         3,200,000        3,496,992
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Premium Asset Trust-Series 2001-6, Sec.
  Notes, 5.25%, 07/19/04 (Acquired 07/11/01;
  Cost $5,672,502)(b)                          $ 5,680,000   $    5,929,840
===========================================================================
                                                                 21,336,555
===========================================================================

ELECTRIC UTILITIES-0.56%

Beaver Valley II Funding Corp., SLOBS, 9.00%,
  06/01/17                                      12,500,000       13,901,125
===========================================================================
    Total Asset Backed Securities (Cost
      $61,079,500)                                               60,883,120
===========================================================================

                                                 SHARES
---------------------------------------------------------------------------
MONEY MARKET FUNDS-3.70%

STIC Liquid Assets Portfolio(l)                 46,270,207       46,270,207
---------------------------------------------------------------------------
STIC Prime Portfolio(l)                         46,270,207       46,270,207
===========================================================================
    Total Money Market Funds (Cost
      $92,540,414)                                               92,540,414
===========================================================================
TOTAL INVESTMENTS-104.15% (excluding
  investments purchased with cash collateral
  from securities loans) (Cost
  $2,681,966,540)                                             2,607,099,603
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANS

MONEY MARKET FUNDS-15.86%

STIC Liquid Assets Portfolio(l)(m)             198,527,731   $  198,527,731
---------------------------------------------------------------------------
STIC Prime Portfolio(l)(m)                     198,527,731      198,527,731
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loans)
      (Cost $397,055,462)                                       397,055,462
===========================================================================
TOTAL INVESTMENTS-120.01%
  (Cost $3,079,022,002)                                       3,004,155,065
===========================================================================
OTHER ASSETS LESS LIABILITIES-(20.01%)                         (501,013,540)
===========================================================================
NET ASSETS-100.00%                                           $2,503,141,525
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
CAD     - Canadian Dollars
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
DECS    - Dividend Enhanced Convertible Stock
Disc.   - Discounted
EUR     - Euro
GBP     - British Pound Sterling
Gtd.    - Guaranteed
Jr.     - Junior
N.A.    - National Association
Pfd.    - Preferred
ROCS    - Receipts on Corporate Securities Trust
Sec.    - Secured
SLOBS   - Secured Lease Obligation Securities
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Interest rates are redetermined semi-annually. Rate shown is rate in effect on 12/31/02.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 12/31/02 was $47,499,457, which represented 1.90% of the Fund's net assets. These securities are considered to be illiquid.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees and may be considered illiquid.
(e) Interest rates are redetermined monthly. Rate shown is rate in effect on 12/31/02.
(f) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Co.
(g) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h) Foreign denominated security. Par value is denominated in currency indicated.
(i) Non-income producing security.
(j) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section C.
(k) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Notes 1 and 8.
(l) The money market fund and the Fund are affiliated by having the same investment advisor.
(m) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $3,079,022,002)*                               $3,004,155,065
---------------------------------------------------------------
Foreign currencies, at value (cost $112)                    119
---------------------------------------------------------------
Receivables for:
  Variation margin                                      165,900
---------------------------------------------------------------
  Fund shares sold                                    2,625,703
---------------------------------------------------------------
  Dividends and interest                             14,860,335
---------------------------------------------------------------
  Principal paydowns                                        773
---------------------------------------------------------------
  Amount due from advisor                                37,981
---------------------------------------------------------------
Investment for deferred compensation plan                95,364
---------------------------------------------------------------
Other assets                                             83,642
===============================================================
    Total assets                                  3,022,024,882
_______________________________________________________________
===============================================================

LIABILITIES:

Payables for:
  Investments purchased                              34,426,605
---------------------------------------------------------------
  Fund shares reacquired                             82,459,837
---------------------------------------------------------------
  Deferred compensation plan                             95,364
---------------------------------------------------------------
  Collateral upon return of securities loaned       397,055,462
---------------------------------------------------------------
Accrued distribution fees                             2,574,639
---------------------------------------------------------------
Accrued transfer agent fees                           1,856,507
---------------------------------------------------------------
Accrued operating expenses                              414,943
===============================================================
    Total liabilities                               518,883,357
===============================================================
Net assets applicable to shares outstanding      $2,503,141,525
_______________________________________________________________
===============================================================

NET ASSETS:

Class A                                          $1,434,164,069
_______________________________________________________________
===============================================================
Class B                                          $  766,330,156
_______________________________________________________________
===============================================================
Class C                                          $  302,345,789
_______________________________________________________________
===============================================================
Class R                                          $      293,226
_______________________________________________________________
===============================================================
Institutional Class                              $        8,285
_______________________________________________________________
===============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                              68,912,940
_______________________________________________________________
===============================================================
Class B                                              36,898,332
_______________________________________________________________
===============================================================
Class C                                              14,536,391
_______________________________________________________________
===============================================================
Class R                                                  14,078
_______________________________________________________________
===============================================================
Institutional Class                                         398
_______________________________________________________________
===============================================================
Class A:
  Net asset value per share                      $        20.81
---------------------------------------------------------------
  Offering price per share:
    (Net asset value of $20.81 divided by
      95.25%)                                    $        21.85
_______________________________________________________________
===============================================================
Class B:
  Net asset value and offering price per
    share                                        $        20.77
_______________________________________________________________
===============================================================
Class C:
  Net asset value and offering price per
    share                                        $        20.80
_______________________________________________________________
===============================================================
Class R:
  Net asset value and offering price per
    share                                        $        20.83
_______________________________________________________________
===============================================================
Institutional Class:
  Net asset value and offering price per
    share                                        $        20.82
_______________________________________________________________
===============================================================

* At December 31, 2002, securities with an aggregate market value of $390,460,987 were on loan to brokers.

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Interest                                          $  77,730,189
---------------------------------------------------------------
Dividends (net of foreign withholding tax of
  $208,949)                                          19,296,331
---------------------------------------------------------------
Dividends from affiliated money market funds          4,048,524
---------------------------------------------------------------
Security lending income                               1,259,672
===============================================================
    Total investment income                         102,334,716
===============================================================

EXPENSES:

Advisory fees                                        16,549,652
---------------------------------------------------------------
Administrative services fees                            441,158
---------------------------------------------------------------
Custodian fees                                          278,219
---------------------------------------------------------------
Distribution fees -- Class A                          4,730,405
---------------------------------------------------------------
Distribution fees -- Class B                          9,553,806
---------------------------------------------------------------
Distribution fees -- Class C                          3,873,074
---------------------------------------------------------------
Distribution fees -- Class R                                367
---------------------------------------------------------------
Transfer agent fees                                   8,141,857
---------------------------------------------------------------
Transfer agent fees--Institutional Class                     15
---------------------------------------------------------------
Trustees' fees                                           24,204
---------------------------------------------------------------
Other                                                   690,242
===============================================================
    Total expenses                                   44,282,999
===============================================================
Less: Fees waived and expenses reimbursed               (42,264)
---------------------------------------------------------------
    Expenses paid indirectly                            (49,841)
===============================================================
    Net expenses                                     44,190,894
===============================================================
Net investment income                                58,143,822
===============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            (457,386,650)
---------------------------------------------------------------
  Foreign currencies                                    229,311
---------------------------------------------------------------
  Futures contracts                                 (54,207,416)
---------------------------------------------------------------
  Option contracts written                            1,719,521
===============================================================
                                                   (509,645,234)
===============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (225,080,782)
---------------------------------------------------------------
  Foreign currencies                                     19,941
---------------------------------------------------------------
  Futures contracts                                  (1,542,491)
===============================================================
                                                   (226,603,332)
===============================================================
Net gain (loss) from investment securities,
  foreign currencies, futures contracts and
  option contracts                                 (736,248,566)
===============================================================
Net increase (decrease) in net assets
  resulting from operations                       $(678,104,744)
_______________________________________________________________
===============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                   2002               2001
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    58,143,822    $   94,283,337
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                               (509,645,234)     (290,058,670)
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts and futures contracts                     (226,603,332)     (319,910,851)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (678,104,744)     (515,686,184)
===============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (43,040,026)      (65,286,370)
-----------------------------------------------------------------------------------------------
  Class B                                                         (14,672,799)      (24,128,931)
-----------------------------------------------------------------------------------------------
  Class C                                                          (5,912,859)       (8,269,309)
-----------------------------------------------------------------------------------------------
  Class R                                                              (2,356)               --
-----------------------------------------------------------------------------------------------
  Institutional Class                                                    (233)               --
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (418,695,124)      149,008,588
-----------------------------------------------------------------------------------------------
  Class B                                                        (189,750,544)       11,560,034
-----------------------------------------------------------------------------------------------
  Class C                                                         (92,084,801)      165,927,647
-----------------------------------------------------------------------------------------------
  Class R                                                             295,439                --
-----------------------------------------------------------------------------------------------
  Institutional Class                                                  10,233                --
===============================================================================================
    Net increase (decrease) in net assets                      (1,441,957,814)     (286,874,525)
===============================================================================================

NET ASSETS:

  Beginning of year                                             3,945,099,339     4,231,973,864
===============================================================================================
  End of year                                                 $ 2,503,141,525    $3,945,099,339
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 3,431,335,002    $4,131,589,736
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                              (2,766,985)       (3,258,853)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts, futures contracts and option contracts            (849,008,182)     (333,416,566)
-----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies, foreign currency
    contracts and futures contracts                               (76,418,310)      150,185,022
===============================================================================================
                                                              $ 2,503,141,525    $3,945,099,339
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares and Class R shares are subject to CDSC charges. Class R shares and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income. The fund will segregate assets to cover its obligations under dollar roll transactions.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

J. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

K. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $42,255.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $441,158 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $2,816,585 for such services. For the year ended December 31, 2002, AFS reimbursed fees of $9 on the Institutional class.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B, Class C and Class R shares paid $4,730,405, $9,553,806, $3,873,074 and $367, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $268,091 in front-end sales commissions from the sale of Class A shares and $48,619, $2,592, $32,228 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $8,442 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $47,591 and reductions in custodian fees of $2,250 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $49,841.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At December 31, 2002, securities with an aggregate value of $390,460,987 were on loan to brokers. The loans were secured by cash collateral of $397,055,462, received by the Fund and subsequently invested in affiliated money market funds as follows: $198,527,731 in STIC Liquid Assets Portfolio and $198,527,731 in STIC Prime Portfolio. For the year ended December 31, 2002, the Fund received fees of $1,259,672 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                    ------------------------
                                    NUMBER OF     PREMIUMS
                                    CONTRACTS     RECEIVED
------------------------------------------------------------
Beginning of year                         --     $        --
------------------------------------------------------------
Written                               21,072       2,685,998
------------------------------------------------------------
Closed                               (11,065)     (1,420,654)
------------------------------------------------------------
Exercised                             (4,631)       (689,881)
------------------------------------------------------------
Expired                               (5,376)       (575,463)
============================================================
End of year                               --     $        --
____________________________________________________________
============================================================

NOTE 8--FUTURES CONTRACTS

On December 31, 2002, $12,000,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2002 were as follows:

                                                                  UNREALIZED
                        NO. OF       MONTH/         MARKET       APPRECIATION
CONTRACT               CONTRACTS   COMMITMENT       VALUE       (DEPRECIATION)
------------------------------------------------------------------------------
S&P 500 Index             474      Mar-03/Long   $103,983,750    $(1,573,443)
______________________________________________________________________________
==============================================================================

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                       2002           2001
--------------------------------------------------------------
Distributions paid from:
Ordinary income                     $63,628,273    $97,684,610
______________________________________________________________
==============================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                 $      229,692
------------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                  (81,428,417)
------------------------------------------------------------
Temporary book/tax differences                      (156,332)
------------------------------------------------------------
Capital loss carryforward                       (828,732,404)
------------------------------------------------------------
Post-October capital loss deferral               (18,106,016)
------------------------------------------------------------
Shares of beneficial interest                  3,431,335,002
============================================================
                                              $2,503,141,525
____________________________________________________________
============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales, bond premium amortization, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the treatment of defaulted bonds. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $22,070.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                             $294,839,562
----------------------------------------------------------
December 31, 2010                              533,892,842
==========================================================
                                              $828,732,404
__________________________________________________________
==========================================================

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $2,345,890,472 and $2,931,314,292, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 135,083,628
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (216,534,115)
============================================================
Net unrealized appreciation (depreciation)
  of investment securities                     $ (81,450,487)
____________________________________________________________
============================================================
Cost of investments for tax purposes is $3,085,605,552.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of bond premium amortization, paydowns on mortgage backed securities, foreign currency transactions and other items on December 31, 2002, undistributed net investment income was increased by $5,976,319, undistributed net realized gains decreased by $5,946,382 and shares of beneficial interest decreased by $29,937. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      18,401,640    $ 428,141,266     34,040,614    $ 943,182,575
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       4,099,333       94,890,497      7,919,458      219,495,395
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,843,250       43,002,479      3,739,954      104,510,027
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         14,347          301,147             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                               388           10,000             --               --
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,819,979       40,991,840      2,389,321       61,645,850
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         587,872       13,234,876        842,160       21,707,525
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         232,973        5,254,228        287,483        7,300,252
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                            114            2,356             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                                10              233             --               --
==========================================================================================================================
Issued in connection with acquisitions:***
  Class A                                                              --               --        469,333       11,718,242
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --        270,207        6,757,868
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --      7,202,124      179,904,999
==========================================================================================================================
Conversion of Class B shares to Class A shares:****
  Class A                                                         706,603       16,411,135             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (708,036)     (16,411,135)            --               --
==========================================================================================================================
Reacquired:
  Class A                                                     (40,105,433)    (904,239,365)   (32,130,426)    (867,538,079)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (12,551,569)    (281,464,782)    (8,836,782)    (236,400,754)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (6,202,124)    (140,341,508)    (4,731,502)    (125,787,631)
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                           (383)          (8,064)            --               --
==========================================================================================================================
                                                              (31,861,036)   $(700,224,797)    11,461,944    $ 326,496,269
__________________________________________________________________________________________________________________________
==========================================================================================================================

   * Class R shares commenced sales on June 3, 2002.
  ** Institutional class shares commended sales on March 15, 2002.
 *** As of the close of business on September 8, 2001, the Fund acquired all of the net assets of AIM Advisor Flex Fund pursuant to a plan of reorganization approved by AIM Advisor Flex Fund shareholders on August 17, 2001. The acquisition was accomplished by a tax-free exchange of 7,941,664 shares of the Fund for 16,429,881 shares of AIM Advisor Flex Fund outstanding as of the close of business on September 8, 2001. AIM Advisor Flex Fund net assets at that date of $198,381,109 including $8,302,767 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $3,725,556,722.
**** Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                     CLASS A
                                                 --------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------------
                                                    2002             2001               2000             1999             1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    25.94       $    30.10         $    32.69       $    28.23       $    25.78
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.49(a)          0.71(a)(b)         0.92(a)          0.82(a)          0.71(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          (5.09)           (4.14)             (2.23)            4.46             2.45
=================================================================================================================================
    Total from investment operations                  (4.60)           (3.43)             (1.31)            5.28             3.16
=================================================================================================================================
Less distributions:
  Dividends from net investment income                (0.53)           (0.73)             (0.79)           (0.82)           (0.65)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --               --              (0.49)              --            (0.06)
=================================================================================================================================
    Total distributions                               (0.53)           (0.73)             (1.28)           (0.82)           (0.71)
=================================================================================================================================
Net asset value, end of period                   $    20.81       $    25.94         $    30.10       $    32.69       $    28.23
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                      (17.85)%         (11.36)%            (4.18)%          19.04%           12.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $1,434,164       $2,284,776         $2,507,641       $1,800,350       $1,318,230
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                1.06%(d)         1.01%              0.96%            0.94%            0.95%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                               2.11%(d)         2.60%(b)           2.80%            2.81%            2.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                  78%              73%                55%              65%              43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.73 and the ratio of net investment income to average net assets would have been 2.67%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,892,162,129.


                                                                                          CLASS B
                                                           ----------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                           ----------------------------------------------------------------------
                                                             2002            2001               2000          1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  25.88       $    30.01         $    32.61    $    28.18    $  25.75
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.31(a)          0.50(a)(b)         0.66(a)       0.58(a)     0.42(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (5.06)           (4.11)             (2.23)         4.45        2.51
=================================================================================================================================
    Total from investment operations                          (4.75)           (3.61)             (1.57)         5.03        2.93
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.36)           (0.52)             (0.54)        (0.60)      (0.44)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --               --              (0.49)           --       (0.06)
=================================================================================================================================
    Total distributions                                       (0.36)           (0.52)             (1.03)        (0.60)      (0.50)
=================================================================================================================================
Net asset value, end of period                             $  20.77       $    25.88         $    30.01    $    32.61    $  28.18
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                              (18.46)%         (12.01)%            (4.93)%       18.08%      11.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $766,330       $1,176,679         $1,358,823    $1,183,215    $894,165
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                        1.81%(d)         1.76%              1.73%         1.75%       1.76%
=================================================================================================================================
Ratio of net investment income to average net assets           1.36%(d)         1.86%(b)           2.03%         2.00%       2.00%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                          78%              73%                55%           65%         43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.52 and the ratio of net investment income to average net assets would have been 1.93%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $955,380,604.


                                                                                          CLASS C
                                                              ----------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                2002           2001             2000        1999        1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  25.92       $  30.05         $  32.65    $  28.21    $  25.76
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.31(a)        0.50(a)(b)       0.66(a)     0.58(a)     0.42(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (5.07)         (4.11)           (2.23)       4.46        2.53
==============================================================================================================================
    Total from investment operations                             (4.76)         (3.61)           (1.57)       5.04        2.95
==============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.36)         (0.52)           (0.54)      (0.60)      (0.44)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --            (0.49)         --       (0.06)
==============================================================================================================================
    Total distributions                                          (0.36)         (0.52)           (1.03)      (0.60)      (0.50)
==============================================================================================================================
Net asset value, end of period                                $  20.80       $  25.92         $  30.05    $  32.65    $  28.21
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                                 (18.46)%       (11.99)%          (4.93)%     18.09%      11.60%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $302,346       $483,644         $365,510    $200,585    $114,163
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                           1.81%(d)       1.76%            1.73%       1.75%       1.73%
==============================================================================================================================
Ratio of net investment income to average net assets              1.36%(d)       1.85%(b)         2.03%       2.00%       2.03%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                             78%            73%              55%         65%         43%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.52 and the ratio of net investment income to average net assets would have been 1.92%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $387,307,420.


                                                                   CLASS R
                                                                -------------
                                                                JUNE 3, 2002
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                DECEMBER 31,
                                                                   2002
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $ 23.73
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.22(a)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (2.78)
=============================================================================
    Total from investment operations                                 (2.56)
=============================================================================
Less distributions from net investment income                        (0.34)
=============================================================================
Net asset value, end of period                                     $ 20.83
_____________________________________________________________________________
=============================================================================
Total return(b)                                                     (10.82)%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   293
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                               1.33%(c)
=============================================================================
Ratio of net investment income to average net assets                  1.83%(c)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                                 78%
_____________________________________________________________________________
=============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $127,010.

                                                                 INSTITUTIONAL CLASS
                                                                ----------------------
                                                                    MARCH 15, 2002
                                                                (DATE SALES COMMENCED)
                                                                 TO DECEMBER 31, 2002
--------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 25.81
--------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                   0.44(a)
--------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                          (4.83)
======================================================================================
    Total from investment operations                                     (4.39)
======================================================================================
Less distributions from net investment income                            (0.60)
======================================================================================
Net asset value, end of period                                         $ 20.82
______________________________________________________________________________________
======================================================================================
Total return(b)                                                         (17.16)%
______________________________________________________________________________________
======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                               $     8
______________________________________________________________________________________
======================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                          0.67%(c)
======================================================================================
  Without fee waivers and/or expense reimbursements                       0.80%(c)
======================================================================================
Ratio of net investment income to average net assets                      2.50%(c)
______________________________________________________________________________________
======================================================================================
Portfolio turnover rate                                                     78%
______________________________________________________________________________________
======================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $8,738.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Basic Balanced Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Basic Balanced Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-62.19%

ADVERTISING-2.61%

Interpublic Group of Cos., Inc. (The)              80,000   $ 1,126,400
-----------------------------------------------------------------------
Omnicom Group Inc.                                 21,200     1,369,520
=======================================================================
                                                              2,495,920
=======================================================================

APPAREL RETAIL-1.73%

Gap, Inc. (The)                                   106,900     1,659,088
=======================================================================

BANKS-4.01%

Bank of America Corp.                              12,100       841,797
-----------------------------------------------------------------------
Bank of New York Co., Inc. (The)                   49,000     1,174,040
-----------------------------------------------------------------------
Bank One Corp.                                     49,800     1,820,190
=======================================================================
                                                              3,836,027
=======================================================================

BROADCASTING & CABLE TV-0.40%

Comcast Corp.-Class A(a)                           16,401       386,582
=======================================================================

BUILDING PRODUCTS-2.00%

American Standard Cos. Inc.(a)                     26,900     1,913,666
=======================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-1.19%

Deere & Co.                                        24,800     1,137,080
=======================================================================

CONSUMER ELECTRONICS-0.92%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)               49,700       878,696
=======================================================================

DATA PROCESSING SERVICES-2.84%

Ceridian Corp.(a)                                  91,900     1,325,198
-----------------------------------------------------------------------
First Data Corp.                                   39,400     1,395,154
=======================================================================
                                                              2,720,352
=======================================================================

DIVERSIFIED CHEMICALS-1.08%

Du Pont (E. I.) de Nemours & Co.                   24,300     1,030,320
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.43%

Cendant Corp.(a)                                   82,900       868,792
-----------------------------------------------------------------------
H&R Block, Inc.                                    36,400     1,463,280
=======================================================================
                                                              2,332,072
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-8.60%

American Express Co.                               28,100       993,335
-----------------------------------------------------------------------
CIT Group Inc.                                     38,700       758,520
-----------------------------------------------------------------------
Citigroup Inc.                                     45,300     1,594,107
-----------------------------------------------------------------------
Freddie Mac                                        30,000     1,771,500
-----------------------------------------------------------------------
J.P. Morgan Chase & Co.                            41,300       991,200
-----------------------------------------------------------------------
Janus Capital Group Inc.                           49,700       649,579
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Morgan Stanley                                     36,900   $ 1,473,048
=======================================================================
                                                              8,231,289
=======================================================================

ELECTRIC UTILITIES-0.38%

PG&E Corp.(a)                                      26,400       366,960
=======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.25%

Waters Corp.(a)                                    55,100     1,200,078
=======================================================================

ENVIRONMENTAL SERVICES-1.97%

Waste Management, Inc.                             82,300     1,886,316
=======================================================================

FOOD RETAIL-2.51%

Kroger Co. (The)(a)                                92,900     1,435,305
-----------------------------------------------------------------------
Safeway Inc.(a)                                    41,300       964,768
=======================================================================
                                                              2,400,073
=======================================================================

GENERAL MERCHANDISE STORES-0.98%

Target Corp.                                       31,400       942,000
=======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.15%

IMS Health Inc.                                    68,800     1,100,800
-----------------------------------------------------------------------
McKesson Corp.                                     35,500       959,565
=======================================================================
                                                              2,060,365
=======================================================================

HOTELS, RESORTS & CRUISE LINES-0.88%

Starwood Hotels & Resorts Worldwide, Inc.          35,700       847,518
=======================================================================

HOUSEHOLD APPLIANCES-1.89%

Black & Decker Corp. (The)                         42,100     1,805,669
=======================================================================

INDUSTRIAL CONGLOMERATES-4.48%

Textron, Inc.                                      46,600     2,003,334
-----------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                 133,600     2,281,888
=======================================================================
                                                              4,285,222
=======================================================================

LIFE & HEALTH INSURANCE-1.85%

Prudential Financial, Inc.                         34,000     1,079,160
-----------------------------------------------------------------------
UnumProvident Corp.                                39,300       689,322
=======================================================================
                                                              1,768,482
=======================================================================

MANAGED HEALTH CARE-0.76%

UnitedHealth Group Inc.                             8,700       726,450
=======================================================================

MOVIES & ENTERTAINMENT-1.23%

Walt Disney Co. (The)                              72,000     1,174,320
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER-0.80%

Duke Energy Corp.                                  39,000   $   762,060
=======================================================================

OIL & GAS DRILLING-3.09%

Pride International, Inc.(a)                      117,700     1,753,730
-----------------------------------------------------------------------
Transocean Inc.                                    51,900     1,204,080
=======================================================================
                                                              2,957,810
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.77%

Cooper Cameron Corp.(a)                            24,100     1,200,662
-----------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                    34,400     1,447,896
=======================================================================
                                                              2,648,558
=======================================================================

PHARMACEUTICALS-1.39%

Wyeth                                              35,700     1,335,180
=======================================================================

PROPERTY & CASUALTY INSURANCE-1.52%

ACE Ltd. (Cayman Islands)                          49,700     1,458,198
=======================================================================

REINSURANCE-0.64%

PartnerRe Ltd. (Bermuda)                           11,900       616,658
=======================================================================

SEMICONDUCTOR EQUIPMENT-1.62%

Applied Materials, Inc.(a)                         57,800       753,134
-----------------------------------------------------------------------
Novellus Systems, Inc.(a)                          28,300       794,664
=======================================================================
                                                              1,547,798
=======================================================================

SYSTEMS SOFTWARE-1.51%

Computer Associates International, Inc.           106,800     1,441,800
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-0.71%

Motorola, Inc.                                     79,100       684,215
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $64,498,665)                           59,536,822
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
BONDS & NOTES-13.29%

AEROSPACE & DEFENSE-0.06%

Raytheon Co., Notes, 6.75%, 08/15/07           $   50,000        55,413
=======================================================================

AGRICULTURAL PRODUCTS-0.07%

Archer-Daniels-Midland Co., Unsec. Unsub.
  Deb., 6.95%, 12/15/97                            60,000        65,443
=======================================================================

AUTOMOBILE MANUFACTURERS-0.17%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04          50,000        50,651
-----------------------------------------------------------------------
General Motors Corp., Unsec. Putable Deb.,
  8.80%, 03/01/21                                 100,000       107,974
=======================================================================
                                                                158,625
=======================================================================

BANKS-2.00%

African Development Bank (Luxembourg), Sr.
  Unsec. Unsub. Yankee Notes, 3.25%, 07/29/05      70,000        72,014
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
BANKS-(CONTINUED)

Barclays O/S Investment Co. (Netherlands),
  Unsec. Gtd. Unsub. Floating Rate Yankee
  Notes, 1.63%, 05/14/03                       $  600,000   $   507,524
-----------------------------------------------------------------------
Citicorp, Unsec. Sub. Notes, 7.13%, 09/01/05       75,000        83,979
-----------------------------------------------------------------------
Dresdner Funding Trust I, Bonds, 8.15%,
  06/30/31 (Acquired 05/09/02; Cost
  $53,049)(b)                                      50,000        50,482
-----------------------------------------------------------------------
European Investment Bank (Luxembourg),
  Medium Term Yankee Notes, 4.88%, 09/06/06       200,000       215,929
-----------------------------------------------------------------------
  Yankee Notes, 4.63%, 03/01/07                   220,000       236,034
-----------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05           50,000        51,814
-----------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom), Unsec. Sub.
  Floating Rate Yankee Notes, 1.69%, 06/29/49     140,000       113,380
-----------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/04                           100,000       126,560
-----------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                                 150,000       160,381
-----------------------------------------------------------------------
U.S. Bank N.A., Sub. Notes, 6.30%, 02/04/14       200,000       226,554
-----------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Bonds,
  8.62%, 10/29/49                                  60,000        71,834
=======================================================================
                                                              1,916,485
=======================================================================

BREWERS-0.12%

Anheuser-Busch Cos., Inc., Sr. Unsec. Deb.,
  6.50%, 02/01/43                                 100,000       111,516
=======================================================================

BROADCASTING & CABLE TV-0.67%

Jones Intercable, Inc., Sr. Unsec. Notes,
  8.88%, 04/01/07                                 150,000       160,203
-----------------------------------------------------------------------
TCI Communications, Inc.,
  Sr. Unsec. Deb., 7.88%, 02/15/26                120,000       122,882
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 8.00%, 08/01/05                50,000        53,292
-----------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb., 6.88%, 06/15/18           150,000       148,591
-----------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                   150,000       159,771
=======================================================================
                                                                644,739
=======================================================================

COMPUTER HARDWARE-0.16%

International Business Machines Corp., Deb.,
  8.38%, 11/01/19                                 125,000       157,006
=======================================================================

CONSUMER FINANCE-1.83%

CitiFinancial Credit Co.,
  Notes, 6.63%, 06/01/15                          100,000       113,430
-----------------------------------------------------------------------
  Unsec. Notes, 6.75%, 07/01/07                   100,000       112,686
-----------------------------------------------------------------------
Countrywide Home Loans, Inc.,
  Unsec. Gtd. Notes, 6.85%, 06/15/04              200,000       212,486
-----------------------------------------------------------------------
  Series K, Medium Term Notes, 3.50%,
    12/19/05                                       80,000        80,492
-----------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.88%, 06/15/10                           50,000        50,505
-----------------------------------------------------------------------
  Unsec. Notes,
    6.70%, 07/16/04                               125,000       127,741
-----------------------------------------------------------------------
    6.88%, 02/01/06                               250,000       251,115
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

General Motors Acceptance Corp.,
  Bonds, 6.15%, 04/05/07                       $  150,000   $   152,242
-----------------------------------------------------------------------
  Medium Term Notes, 5.25%, 05/16/05               50,000        50,307
-----------------------------------------------------------------------
  Notes, 6.85%, 06/17/04                          110,000       114,386
-----------------------------------------------------------------------
  Unsec. Unsub. Notes, 7.63%, 06/15/04            155,000       162,533
-----------------------------------------------------------------------
Household Finance Corp., Sr. Unsec. Notes,
  6.50%, 01/24/06                                 100,000       105,607
-----------------------------------------------------------------------
  8.00%, 05/09/05                                 200,000       217,514
=======================================================================
                                                              1,751,044
=======================================================================

DISTILLERS & VINTNERS-0.22%

Diageo PLC, Sr. Unsec. Gtd. Putable Notes,
  7.45%, 04/15/05                                 175,000       214,793
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-3.39%

Associates Corp. of North America, Sr. Notes,
  5.80%, 04/20/04                                  80,000        84,129
-----------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                        250,000       380,655
-----------------------------------------------------------------------
CIT Group Inc.,
  Sr. Medium Term Notes, 2.67%, 11/25/03           75,000        75,048
-----------------------------------------------------------------------
  Sr. Notes, 7.13%, 10/15/04                       50,000        52,662
-----------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                 200,000       215,182
-----------------------------------------------------------------------
Citigroup Inc.,
  Sr. Unsec. Notes, 4.13%, 06/30/05               125,000       130,590
-----------------------------------------------------------------------
  Unsec. Sub. Notes, 6.63%, 06/15/32              175,000       189,966
-----------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 09/28/01-07/25/02; Cost
  $107,798)(b)                                    100,000       119,584
-----------------------------------------------------------------------
General Electric Capital Corp.,
  Gtd. Sub. Notes, 8.13%, 05/15/12                100,000       121,832
-----------------------------------------------------------------------
  Series A, Medium Term Notes,
    5.00%, 06/15/07                                50,000        53,071
-----------------------------------------------------------------------
    6.80%, 11/01/05                               335,000       372,356
-----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Bonds,
  7.63%, 08/17/05                                 125,000       140,582
-----------------------------------------------------------------------
Heller Financial, Inc., Sr. Unsec. Notes,
  6.38%, 03/15/06                                 120,000       131,956
-----------------------------------------------------------------------
  8.00%, 06/15/05                                 100,000       111,586
-----------------------------------------------------------------------
Heller Financial, Inc., Unsec. Notes, 7.38%,
  11/01/09                                        100,000       115,728
-----------------------------------------------------------------------
John Hancock Global Funding II, Notes, 5.00%,
  07/27/07 (Acquired 06/12/02; Cost
  $49,973)(b)                                      50,000        52,302
-----------------------------------------------------------------------
  6.50%, 03/01/11 (Acquired 07/24/02; Cost
  $52,722)(b)                                      50,000        53,766
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc., Sr. Notes,
  8.75%, 03/15/05                                 100,000       112,855
-----------------------------------------------------------------------
Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05                  75,000        89,194
-----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06           50,000        56,536
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Merrill Lynch & Co., Inc.,
  Medium Term Floating
  Rate Yankee Notes, 1.68%, 06/28/04           $  100,000   $   100,269
-----------------------------------------------------------------------
  Series B, Medium Term Notes, 4.54%,
    03/08/05                                       40,000        41,628
-----------------------------------------------------------------------
Morgan Stanley, Sr. Notes, 7.75%, 06/15/05        150,000       168,030
-----------------------------------------------------------------------
Salomon Smith Barney Holdings Inc., Sr.
  Unsec. Notes, 6.25%, 06/15/05                   150,000       162,191
-----------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                          100,000       113,328
=======================================================================
                                                              3,245,026
=======================================================================

ELECTRIC UTILITIES-0.27%

Duke Energy Corp., Bonds, 6.45%, 10/15/32          60,000        59,476
-----------------------------------------------------------------------
Hydro-Quebec (Canada),
  Gtd. Yankee Bonds, 9.40%, 02/01/21               25,000        35,758
-----------------------------------------------------------------------
  Series GL, Gtd Floating Rate Yankee Notes,
    1.94%, 09/29/49                               180,000       159,798
=======================================================================
                                                                255,032
=======================================================================

GENERAL MERCHANDISE STORES-0.10%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                         85,000        96,452
=======================================================================

INTEGRATED OIL & GAS-0.71%

BP Canada Finance Co. (Canada), Yankee Bonds,
  3.38%, 10/31/07                                 500,000       505,675
-----------------------------------------------------------------------
ConocoPhillips, Unsec. Notes, 8.50%, 05/25/05     100,000       114,053
-----------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  7.38%, 11/15/08                                  50,000        58,342
=======================================================================
                                                                678,070
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.52%

GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                     75,000        80,849
-----------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Notes,
    5.70%, 11/15/03                               100,000        99,625
-----------------------------------------------------------------------
    6.00%, 01/15/07                                70,000        66,238
-----------------------------------------------------------------------
    7.13%, 01/30/06                               100,000        99,125
-----------------------------------------------------------------------
  Unsec. Gtd. Notes, 8.75%, 03/15/32              100,000        95,875
-----------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Notes, 6.13%, 06/15/07                           50,000        54,993
=======================================================================
                                                                496,705
=======================================================================

LIFE & HEALTH INSURANCE-0.22%

American General Corp., Unsec. Notes, 7.50%,
  08/11/10                                         50,000        58,694
-----------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                        135,000       153,662
=======================================================================
                                                                212,356
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-1.22%

Amerada Hess Corp., Unsec. Notes,
  5.30%, 08/15/04                              $  175,000   $   182,753
-----------------------------------------------------------------------
  7.30%, 08/15/31                                 100,000       108,839
-----------------------------------------------------------------------
Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 7.40%,
  12/01/31                                         70,000        80,599
-----------------------------------------------------------------------
Canadian Oil Sands Ltd. (Canada), Sr. Yankee
  Notes, 7.90%, 09/01/21 (Acquired 07/31/02;
  Cost $152,388)(b)                               150,000       158,295
-----------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Deb., 7.95%,
  04/15/32                                        100,000       120,216
-----------------------------------------------------------------------
Devon Financing Corp. ULC, Unsec. Gtd. Unsub.
  Deb., 7.88%, 09/30/31                           120,000       145,109
-----------------------------------------------------------------------
Noble Energy, Inc., Sr. Unsec. Deb., 7.25%,
  08/01/97                                        300,000       289,764
-----------------------------------------------------------------------
Norcen Energy Resources Ltd. (Canada), Unsec.
  Yankee Deb., 7.38%, 05/15/06                     75,000        85,401
=======================================================================
                                                              1,170,976
=======================================================================

PHARMACEUTICALS-0.12%

Johnson & Johnson, Unsec. Deb., 8.72%,
  11/01/24                                        100,000       116,892
=======================================================================

PROPERTY & CASUALTY INSURANCE-0.12%

Allstate Corp. (The), Sr. Unsec. Notes,
  7.88%, 05/01/05                                 100,000       111,697
=======================================================================

PUBLISHING-0.16%

News America Inc., Sr. Putable Deb., 6.75%,
  01/09/10                                        150,000       154,214
=======================================================================

REAL ESTATE-0.40%

EOP Operating L.P.,
  Sr. Unsec. Notes, 7.25%, 02/15/18               100,000       107,364
-----------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12               60,000        64,728
-----------------------------------------------------------------------
  Unsec. Notes, 6.50%, 01/15/04                    50,000        51,791
-----------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub.
  Notes, 6.80%, 05/01/04                          150,000       157,382
=======================================================================
                                                                381,265
=======================================================================

SOFT DRINKS-0.12%

Coca-Cola Enterprises Inc., Putable Notes,
  8.00%, 01/04/04                                 100,000       110,803
=======================================================================

SOVEREIGN DEBT-0.58%

Export Development Canada (Canada), Yankee
  Bonds, 4.00%, 08/01/07                          130,000       135,936
-----------------------------------------------------------------------
Japan Bank for International Cooperation
  (Japan), Unsec. Gtd. Yankee Bonds, 6.50%,
  10/06/05                                        100,000       110,959
-----------------------------------------------------------------------
Region of Lombardy (Italy), Unsec. Yankee
  Notes, 5.80%, 10/25/32                          300,000       313,146
=======================================================================
                                                                560,041
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-0.06%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Notes, 8.75%, 03/01/31                $   60,000   $    59,025
=======================================================================
    Total Bonds & Notes (Cost $12,232,342)                   12,723,618
=======================================================================

ASSET BACKED SECURITIES-0.62%

AIRLINES-0.31%

Continental Airlines, Inc.,
  Series 2000-1, Class A-1, Sr. Pass Through
    Ctfs., 8.05%, 11/01/20                        161,331       139,148
-----------------------------------------------------------------------
  Series 2000-2, Class A-1, Sr. Sec. Pass
    Through Ctfs., 7.71%, 04/02/21                 55,258        47,660
-----------------------------------------------------------------------
  Series 974A, Pass Through Ctfs., 6.90%,
    01/02/18                                      130,629       114,841
=======================================================================
                                                                301,649
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-0.31%

Citicorp Lease-Series 1999-1,
  Class A1, Pass Through Ctfs., 7.22%,
    06/15/05 (Acquired 05/08/02; Cost
    $116,639)(b)                                  110,627       121,180
-----------------------------------------------------------------------
  Class A2, Pass Through Ctfs., 8.04%,
    12/15/19 (Acquired 08/20/02; Cost
    $166,614)(b)                                  150,000       173,364
=======================================================================
                                                                294,544
=======================================================================
    Total Asset Backed Securities (Cost
      $614,519)                                                 596,193
=======================================================================

U.S. GOVERNMENT AGENCY SECURITIES-14.22%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-3.55%

Pass Through Ctfs.,
  6.50%, 01/01/16 to 01/01/31                     498,186       522,404
-----------------------------------------------------------------------
  6.00%, 05/01/17 to 07/01/17                     421,274       440,948
-----------------------------------------------------------------------
  7.00%, 07/01/29 to 10/01/31                     676,344       711,157
-----------------------------------------------------------------------
  7.50%, 11/01/30 to 12/01/30                     122,450       130,300
-----------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 01/01/33(c)                            1,540,000     1,596,193
=======================================================================
                                                              3,401,002
=======================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-8.81%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                     454,462       482,826
-----------------------------------------------------------------------
  7.00%, 02/01/16 to 03/01/32                     782,611       825,145
-----------------------------------------------------------------------
  6.50%, 10/01/16 to 08/01/32                   2,105,490     2,197,026
-----------------------------------------------------------------------
  6.00%, 05/01/17                                 339,283       355,142
-----------------------------------------------------------------------
  8.00%, 10/01/30                                  86,394        93,163
-----------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 01/01/33(c)                              865,000       896,602
-----------------------------------------------------------------------
Series B Unsec. Medium Term Notes,
  6.87%, 07/17/07                               2,250,000     2,621,520
-----------------------------------------------------------------------
Unsec. Notes,
  6.20%, 06/13/17                                 450,000       484,718
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-(CONTINUED)

Unsec. Sub. Notes,
  4.75%, 01/02/07                              $  250,000   $   265,135
-----------------------------------------------------------------------
  5.25%, 08/01/12                                 200,000       209,022
=======================================================================
                                                              8,430,299
=======================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-1.86%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 10/15/31                     275,345       294,778
-----------------------------------------------------------------------
  8.50%, 02/15/25                                 131,527       144,260
-----------------------------------------------------------------------
  8.00%, 08/15/25                                  54,482        59,529
-----------------------------------------------------------------------
  6.50%, 05/15/31 to 01/15/32                     566,529       595,189
-----------------------------------------------------------------------
  7.00%, 08/15/31 to 05/15/32                     399,817       423,975
-----------------------------------------------------------------------
  6.00%, 12/15/31 to 11/15/32                     254,954       265,870
=======================================================================
                                                              1,783,601
=======================================================================
    Total U.S. Government Agency Securities
      (Cost $13,183,265)                                     13,614,902
=======================================================================

U.S. TREASURY SECURITIES-5.95%

U.S. TREASURY BONDS-0.36%

7.50%, 11/15/16                                   100,000       130,960
-----------------------------------------------------------------------
6.25%, 08/15/23                                   135,000       158,756
-----------------------------------------------------------------------
6.13%, 08/15/29                                    50,000        58,722
=======================================================================
                                                                348,438
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

U.S. TREASURY NOTES-5.59%

6.75%, 05/15/05                                $  200,000   $   223,038
-----------------------------------------------------------------------
6.88%, 05/15/06                                   170,000       195,667
-----------------------------------------------------------------------
3.25%, 08/15/07                                 2,700,000     2,768,094
-----------------------------------------------------------------------
4.75%, 11/15/08                                 1,000,000     1,091,970
-----------------------------------------------------------------------
6.50%, 02/15/10                                   450,000       538,299
-----------------------------------------------------------------------
5.00%, 08/15/11                                   485,000       532,292
=======================================================================
                                                              5,349,360
=======================================================================
    Total U.S. Treasury Securities (Cost
      $5,496,629)                                             5,697,798
=======================================================================

                                                 SHARES

MONEY MARKET FUNDS-6.41%

STIC Liquid Assets Portfolio(d)                 3,066,692     3,066,692
-----------------------------------------------------------------------
STIC Prime Portfolio(d)                         3,066,692     3,066,692
=======================================================================
    Total Money Market Funds (Cost
      $6,133,384)                                             6,133,384
=======================================================================
TOTAL INVESTMENTS-102.68% (Cost $102,158,804)                98,302,717
=======================================================================
OTHER ASSETS LESS LIABILITIES-(2.68%)                        (2,565,068)
=======================================================================
NET ASSETS-100.00%                                          $95,737,649
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
Jr.     - Junior
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 12/31/02 was $728,973, which represented 0.76% of the Fund's net assets. These securities are considered to be illiquid.
(c) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section C.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $102,158,804)                                 $98,302,717
-----------------------------------------------------------
Receivables for:
  Investments sold                                  602,794
-----------------------------------------------------------
  Fund shares sold                                  678,388
-----------------------------------------------------------
  Dividends and interest                            504,844
-----------------------------------------------------------
Investment for deferred compensation plan             3,718
-----------------------------------------------------------
Other assets                                         15,275
===========================================================
    Total assets                                100,107,736
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           3,874,782
-----------------------------------------------------------
  Fund shares reacquired                            305,747
-----------------------------------------------------------
  Deferred compensation plan                          3,718
-----------------------------------------------------------
Accrued distribution fees                           115,510
-----------------------------------------------------------
Accrued transfer agent fees                          31,093
-----------------------------------------------------------
Accrued operating expenses                           39,237
===========================================================
    Total liabilities                             4,370,087
===========================================================
Net assets applicable to shares outstanding     $95,737,649
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $32,413,788
___________________________________________________________
===========================================================
Class B                                         $47,597,096
___________________________________________________________
===========================================================
Class C                                         $15,726,765
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           3,428,158
___________________________________________________________
===========================================================
Class B                                           5,033,140
___________________________________________________________
===========================================================
Class C                                           1,662,290
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      9.46
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.46 divided by
      95.25%)                                   $      9.93
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                       $      9.46
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                       $      9.46
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Interest                                        $ 1,045,389
-----------------------------------------------------------
Dividends (net of foreign withholding tax of
  $789)                                             581,123
-----------------------------------------------------------
Dividends from affiliated money market funds         97,432
===========================================================
    Total investment income                       1,723,944
===========================================================

EXPENSES:

Advisory fees                                       425,485
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                       29,652
-----------------------------------------------------------
Distribution fees -- Class A                         81,205
-----------------------------------------------------------
Distribution fees -- Class B                        320,702
-----------------------------------------------------------
Distribution fees -- Class C                        101,876
-----------------------------------------------------------
Transfer agent fees                                 185,489
-----------------------------------------------------------
Trustees' fees                                        8,958
-----------------------------------------------------------
Registration and filing fees                         92,836
-----------------------------------------------------------
Other                                                72,924
===========================================================
    Total expenses                                1,369,127
===========================================================
Less: Fees waived                                  (124,214)
-----------------------------------------------------------
    Expenses paid indirectly                         (1,285)
===========================================================
    Net expenses                                  1,243,628
===========================================================
Net investment income                               480,316
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                     (3,175,000)
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities        (5,004,736)
===========================================================
Net gain (loss) from investment securities       (8,179,736)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                     $(7,699,420)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the year ended December 31, 2002 and the period September 28, 2001 (Date operations commenced) to December 31, 2001

                                                                  2002           2001
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    480,316    $    32,868
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (3,175,000)      (124,267)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (5,004,736)     1,148,649
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (7,699,420)     1,057,250
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (294,551)       (37,235)
-----------------------------------------------------------------------------------------
  Class B                                                         (179,374)       (33,889)
-----------------------------------------------------------------------------------------
  Class C                                                          (55,465)        (8,848)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       24,754,098     10,423,697
-----------------------------------------------------------------------------------------
  Class B                                                       35,476,082     15,589,686
-----------------------------------------------------------------------------------------
  Class C                                                       11,748,646      4,996,972
=========================================================================================
    Net increase in net assets                                  63,750,016     31,987,633
=========================================================================================

NET ASSETS:

  Beginning of year                                             31,987,633             --
=========================================================================================
  End of year                                                 $ 95,737,649    $31,987,633
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $102,926,868    $30,950,108
-----------------------------------------------------------------------------------------
  Undistributed net investment income                               12,621         13,143
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (3,345,753)      (124,267)
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (3,856,087)     1,148,649
=========================================================================================
                                                              $ 95,737,649    $31,987,633
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital and current income. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income. The fund will segregate assets to cover its obligations under dollar roll transactions.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $1 billion of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets on the next $4 billion, plus 0.55% of the Fund's average daily net assets in excess of $5 billion. Due to the Fund's small size, AIM has voluntarily agreed to waive a portion of its advisory fees. This waiver may be terminated at any time and AIM retains the ability to be reimbursed for such fees prior to the end of the fiscal year. AIM has also voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $124,214.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $100,847 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B and Class C shares paid $81,205, $320,702 and $101,876, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $61,611 in front-end sales commissions from the sale of Class A shares and $2,586, $39 and $2,332 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,021 and reductions in custodian fees of $264 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,285.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the year ended December 31, 2002 and the period September 28, 2001 (date operations commenced) to December 31, 2001 were as follows:

                               DECEMBER 31,   DECEMBER 31,
                                   2002           2001
----------------------------------------------------------
Distributions paid from
  ordinary income                $529,390       $79,972
__________________________________________________________
==========================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                  $     17,881
-----------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                  (3,926,983)
-----------------------------------------------------------
Temporary book/tax differences                       (5,260)
-----------------------------------------------------------
Capital loss carryforward                        (3,077,262)
-----------------------------------------------------------
Post-October capital loss deferral                 (197,595)
-----------------------------------------------------------
Shares of beneficial interest                   102,926,868
===========================================================
                                               $ 95,737,649
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable to the tax deferral of losses on wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                              $    1,094
----------------------------------------------------------
December 31, 2010                               3,076,168
==========================================================
                                               $3,077,262
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $91,134,560 and $25,384,589, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 2,895,687
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (6,822,670)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                         $(3,926,983)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $102,229,700.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of paydowns of securities, non-deductible expenses for tax purposes and other items on December 31, 2002, undistributed net investment income was increased by $48,552, undistributed net realized gains (losses) decreased by $46,486 and shares of beneficial interest decreased by $2,066. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

Changes in the shares outstanding during the year ended December 31, 2002 and the period September 28, 2001 (date operations commenced) through December 31, 2001 were as follows:

                                                                         2002                         2001
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,446,333    $ 34,648,200    1,014,635    $10,570,925
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      5,478,972      54,419,155    1,510,274     15,749,795
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,909,258      19,097,434      511,202      5,323,113
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         28,607         280,388        3,464         36,336
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         15,991         156,480        2,340         24,543
--------------------------------------------------------------------------------------------------------------------
  Class C                                                          5,190          50,976          810          8,499
====================================================================================================================
Conversion of Class B shares to Class A shares:*
  Class A                                                         46,807         451,087           --             --
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        (46,781)       (451,087)          --             --
====================================================================================================================
Reacquired:
  Class A                                                     (1,094,279)    (10,625,577)     (17,409)      (183,564)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,910,198)    (18,648,466)     (17,458)      (184,652)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (732,977)     (7,399,764)     (31,193)      (334,640)
====================================================================================================================
                                                               7,146,923    $ 71,978,826    2,976,665    $31,010,355
____________________________________________________________________________________________________________________
====================================================================================================================

* Prior to the year ended December 31, 2002, conversion of Class B to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--FINANCIAL HIGHLIGHTS


The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                                                -------------------------------------------
                                                                                    SEPTEMBER 28, 2001
                                                                 YEAR ENDED     (DATE OPERATIONS COMMENCED)
                                                                DECEMBER 31,          TO DECEMBER 31,
                                                                    2002                   2001
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 10.75                 $ 10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.11(a)                 0.03(a)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (1.28)                   0.76
===========================================================================================================
    Total from investment operations                                (1.17)                   0.79
===========================================================================================================
Less distributions from net investment income                       (0.12)                  (0.04)
===========================================================================================================
Net asset value, end of period                                    $  9.46                 $ 10.75
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                    (10.97)%                  7.94%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $32,414                 $10,753
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   1.48%(c)                1.43%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers                                                1.67%(c)                2.89%(d)
===========================================================================================================
Ratio of net investment income to average net assets                 1.15%(c)                1.16%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                                                42%                      7%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $23,201,428.
(d)  Annualized.

                                                                                  CLASS B
                                                                -------------------------------------------
                                                                                    SEPTEMBER 28, 2001
                                                                 YEAR ENDED     (DATE OPERATIONS COMMENCED)
                                                                DECEMBER 31,          TO DECEMBER 31,
                                                                    2002                   2001
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 10.75                 $ 10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.05(a)                 0.01(a)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (1.29)                   0.77
===========================================================================================================
    Total from investment operations                                (1.24)                   0.78
===========================================================================================================
Less distributions from net investment income                       (0.05)                  (0.03)
===========================================================================================================
Net asset value, end of period                                    $  9.46                 $ 10.75
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                    (11.56)%                  7.76%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $47,597                 $16,067
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.13%(c)                2.08%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers                                                2.32%(c)                3.54%(d)
===========================================================================================================
Ratio of net investment income to average net assets                 0.50%(c)                0.52%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                                                42%                      7%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $32,070,167.
(d)  Annualized.

                                                                                   CLASS C
                                                                ----------------------------------------------
                                                                                       SEPTEMBER 28, 2001
                                                                 YEAR ENDED        (DATE OPERATIONS COMMENCED)
                                                                DECEMBER 31,             TO DECEMBER 31,
                                                                    2002                      2001
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 10.75                    $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.05(a)                   0.01(a)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (1.29)                     0.77
==============================================================================================================
    Total from investment operations                                (1.24)                     0.78
==============================================================================================================
Less distributions from net investment income                       (0.05)                    (0.03)
==============================================================================================================
Net asset value, end of period                                    $  9.46                    $10.75
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                    (11.57)%                    7.76%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $15,727                    $5,168
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.13%(c)                  2.08%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                2.32%(c)                  3.54%(d)
==============================================================================================================
Ratio of net investment income to average net assets                 0.50%(c)                  0.52%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate                                                42%                        7%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $10,187,588.
(d)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM European Small Company Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM European Small Company Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-96.39%

BELGIUM-3.86%

Colruyt N.V. (Food Retail)                       4,200   $   231,470
--------------------------------------------------------------------
Mobistar S.A. (Wireless Telecommunication
  Services)(a)                                  16,100       383,483
--------------------------------------------------------------------
Ontex (Personal Products)                        2,200       209,698
====================================================================
                                                             824,651
====================================================================

CROATIA-0.53%

Pliva D.D.-GDR (Pharmaceuticals) (Acquired
  11/14/02; Cost $105,200)(b)(c)                 8,000       113,600
====================================================================

CZECH REPUBLIC-0.52%

Komercni Banka A.S. (Banks)                      1,600       110,596
====================================================================

FINLAND-2.68%

Instrumentarium Corp.-Class B (Health Care
  Equipment)                                     3,900       156,310
--------------------------------------------------------------------
Kesko Oyj-Class B (Food Retail)                 14,000       177,828
--------------------------------------------------------------------
Marimekko Oy (Apparel, Accessories & Luxury
  Goods)                                        15,900       238,682
====================================================================
                                                             572,820
====================================================================

FRANCE-6.45%

Beneteau (Leisure Products)                      3,700       183,328
--------------------------------------------------------------------
Bonduelle S.C.A. (Packaged Foods & Meats)        3,850       272,400
--------------------------------------------------------------------
Bricolage (Mr.) S.A. (Home Improvement
  Retail)                                       19,469       412,839
--------------------------------------------------------------------
Buffalo Grill S.A. (Restaurants)(c)             16,800        18,518
--------------------------------------------------------------------
Camaieu (Apparel Retail)                         9,900       374,131
--------------------------------------------------------------------
SEB S.A. (Household Appliances)                  1,300       115,451
====================================================================
                                                           1,376,667
====================================================================

GERMANY-3.89%

Puma A.G. Rudolf Dassler Sport (Footwear)        9,100       621,214
--------------------------------------------------------------------
Stada Arzneimittel A.G. (Pharmaceuticals)        5,200       209,068
====================================================================
                                                             830,282
====================================================================

IRELAND-14.40%

Anglo Irish Bank Corp. PLC (Banks)              84,800       603,547
--------------------------------------------------------------------
Arnotts PLC (Department Stores)                 23,300       278,835
--------------------------------------------------------------------
First Active PLC (Consumer Finance)             52,500       297,604
--------------------------------------------------------------------
Fyffes PLC (Food Distributors)                 235,800       326,741
--------------------------------------------------------------------
Grafton Group PLC-Units (Trading Companies &
  Distributors)(d)                              94,600       347,572
--------------------------------------------------------------------
IAWS Group PLC (Agricultural Products)          36,500       287,369
--------------------------------------------------------------------
ICON PLC-ADR (Health Care Distributors &
  Services)(a)                                   6,100       164,151
--------------------------------------------------------------------
Jurys Doyle Hotel Group PLC (Hotels, Resorts
  & Cruise Lines)                               23,300       172,437
--------------------------------------------------------------------
Paddy Power PLC (Casinos & Gambling)            74,500       391,032
--------------------------------------------------------------------

                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------
IRELAND-(CONTINUED)

United Drug PLC (Health Care Distributors &
  Services)                                     15,800   $   204,008
====================================================================
                                                           3,073,296
====================================================================

ITALY-9.57%

Davide Campari-Milano S.p.A. (Distillers &
  Vintners)                                      5,300       165,631
--------------------------------------------------------------------
De'Longhi S.p.A. (Consumer Electronics)         50,800       226,641
--------------------------------------------------------------------
GranitiFiandre S.p.A. (Building Products)       32,100       250,705
--------------------------------------------------------------------
I.M.A. Industria Macchine Automatiche S.p.A.
  (Industrial Machinery)                         9,700       121,682
--------------------------------------------------------------------
Merloni Elettrodomestici S.p.A. (Household
  Appliances)                                   58,897       619,508
--------------------------------------------------------------------
Permasteelisa S.p.A. (Building Products)        14,200       223,448
--------------------------------------------------------------------
Saeco International Group S.p.A. (Household
  Appliances)(a)                               117,600       434,546
====================================================================
                                                           2,042,161
====================================================================

NETHERLANDS-4.54%

Heijmans N.V.-Dutch Ctfs. (Construction &
  Engineering)                                  14,100       247,185
--------------------------------------------------------------------
Koninklijke Volker Wessels Stevin N.V.-Dutch
  Ctfs. (Construction & Engineering)             9,300       187,541
--------------------------------------------------------------------
Sligro Food Group N.V. (Food Distributors)       9,900       415,701
--------------------------------------------------------------------
Trader Classified Media N.V.-Class A
  (Diversified Commercial Services)(a)          15,200       118,076
====================================================================
                                                             968,503
====================================================================

NORWAY-2.47%

Aktiv Kapital A.S.A. (Diversified Financial
  Services)                                     51,675       313,155
--------------------------------------------------------------------
Gresvig A.S.A. (Specialty Stores)(a)            61,000       212,997
====================================================================
                                                             526,152
====================================================================

SPAIN-5.73%

Baron de Ley, S.A. (Distillers & Vinters)(a)    12,800       368,168
--------------------------------------------------------------------
Compania de Distribucion Integral Logista,
  S.A. (Publishing)                             11,000       237,180
--------------------------------------------------------------------
Corporacion Mapfre S.A. (Multi-Line
  Insurance)                                    13,800       111,981
--------------------------------------------------------------------
Miquel y Costos & Miquel, S.A. (Paper
  Products)                                     12,100       276,903
--------------------------------------------------------------------
Viscofan, S.A. (Packaged Foods & Meats)         33,700       228,886
====================================================================
                                                           1,223,118
====================================================================

SWEDEN-8.13%

Axfood A.B. (Food Retail)                       20,400       380,593
--------------------------------------------------------------------
Biacore International A.B. (Health Care
  Equipment)(a)                                  5,100       108,069
--------------------------------------------------------------------
Clas Ohlson A.B.-Class B (Specialty Stores)     15,300       383,236
--------------------------------------------------------------------
Elekta A.B.-Class B (Health Care
  Equipment)(a)                                 24,850       251,840
--------------------------------------------------------------------
Munters A.B. (Industrial Machinery)              6,800       151,141
--------------------------------------------------------------------
Scandiaconsult A.B. (Construction &
  Engineering)                                   7,200        31,592
--------------------------------------------------------------------

                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------
SWEDEN-(CONTINUED)

Sectra A.B.-Class B (Electronic Equipment &
  Instruments)                                  36,000   $   197,344
--------------------------------------------------------------------
Swedish Match A.B. (Tobacco)                    29,200       230,350
====================================================================
                                                           1,734,165
====================================================================

SWITZERLAND-0.57%

Centerpulse A.G. (Health Care Equipment)
  (Acquired 12/11/02-12/12/02; Cost
  $115,356)(a)(b)                                  700       122,078
====================================================================

UNITED KINGDOM-33.05%

Albemarle & Bond Holdings PLC (Consumer
  Finance)                                     237,100       308,124
--------------------------------------------------------------------
Alexon Group PLC (Apparel, Accessories &
  Luxury Goods)                                101,700       325,568
--------------------------------------------------------------------
Barratt Developments PLC (Homebuilding)         17,200       108,393
--------------------------------------------------------------------
BPP Holdings PLC (Diversified Commercial
  Services)                                     52,000       207,080
--------------------------------------------------------------------
Cattles PLC (Consumer Finance)                  89,700       417,819
--------------------------------------------------------------------
Cranswick PLC (Packaged Foods & Meats)          62,200       535,340
--------------------------------------------------------------------
CRC Group PLC (Diversified Commercial
  Services)                                     53,700       211,072
--------------------------------------------------------------------
Domino's Pizza UK & IRL PLC (Restaurants)      313,300       457,242
--------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)               35,300       323,902
--------------------------------------------------------------------
Express Dairies PLC (Packaged Foods &
  Meats)(a)                                    546,600       278,743
--------------------------------------------------------------------
Future Network PLC (The) (Publishing)(a)       163,000       144,493
--------------------------------------------------------------------
Galen Holdings PLC (Pharmaceuticals)            13,600       109,380
--------------------------------------------------------------------
Hamleys PLC (Specialty Stores)                  45,600       119,798
--------------------------------------------------------------------
Helphire Group PLC (Consumer Finance)(a)        63,000       179,726
--------------------------------------------------------------------
Hornby PLC (Leisure Products)                   20,000       179,388
--------------------------------------------------------------------
ICAP PLC (Diversified Financial Services)       20,000       322,350
--------------------------------------------------------------------
Intercare Group PLC (Health Care Distributors
  & Services)                                   31,600       114,723
--------------------------------------------------------------------

                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Jardine Lloyd Thompson Group PLC (Insurance
  Brokers)                                      32,400   $   350,923
--------------------------------------------------------------------
Johnston Press PLC (Publishing)                 35,300       208,804
--------------------------------------------------------------------
Kier Group PLC (Construction & Engineering)     29,700       198,178
--------------------------------------------------------------------
lastminute.com PLC (Internet Software &
  Services)(a)                                  73,500       121,236
--------------------------------------------------------------------
Luminar PLC (Restaurants)                       16,600       104,470
--------------------------------------------------------------------
Majestic Wine PLC (Brewers)                     19,200       155,697
--------------------------------------------------------------------
MFI Furniture Group PLC (Home Furnishings)      53,200        94,748
--------------------------------------------------------------------
New Look Group PLC (Apparel Retail)             77,800       298,438
--------------------------------------------------------------------
RPS Group PLC (Environmental Services)         130,900       233,131
--------------------------------------------------------------------
Stanley Leisure PLC (Casinos & Gambling)        26,200       164,266
--------------------------------------------------------------------
Taylor & Francis Group PLC (Publishing)         28,700       205,845
--------------------------------------------------------------------
Telecom plus PLC (Alternative Carriers)         44,100       109,816
--------------------------------------------------------------------
Ultimate Leisure Group PLC (Leisure Products)   17,800        58,096
--------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace &
  Defense)                                      42,600       308,197
--------------------------------------------------------------------
Wimpey (George) PLC (Homebuilding)              23,200        99,464
====================================================================
                                                           7,054,450
====================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $17,632,774)                        20,572,539
====================================================================

MONEY MARKET FUNDS-4.04%

STIC Liquid Assets Portfolio(e)                431,126       431,126
--------------------------------------------------------------------
STIC Prime Portfolio(e)                        431,126       431,126
====================================================================
    Total Money Market Funds (Cost $862,252)                 862,252
====================================================================
TOTAL INVESTMENTS-100.43% (Cost $18,495,026)              21,434,791
====================================================================
OTHER ASSETS LESS LIABILITIES-(0.43%)                        (92,392)
====================================================================
NET ASSETS-100.00%                                       $21,342,399
____________________________________________________________________
====================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Ctfs. - Certificates
GDR   - Global Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 12/31/02 was $235,678, which represented 1.10% of the Fund's net assets. Of these securities, 0.53% of the Fund's net assets are considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees and may be considered illiquid.
(d) Consists of more than one class of securities traded together as a unit.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $18,495,026)                                  $21,434,791
-----------------------------------------------------------
Foreign currencies, at value (cost $88,052)          88,934
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                   91,183
-----------------------------------------------------------
  Dividends                                          50,538
-----------------------------------------------------------
  Amount due from advisor                            24,217
-----------------------------------------------------------
Investment for deferred compensation plan             9,749
-----------------------------------------------------------
Other assets                                         15,716
===========================================================
    Total assets                                 21,715,128
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                              64,077
-----------------------------------------------------------
  Fund shares reacquired                            222,350
-----------------------------------------------------------
  Deferred compensation plan                          9,749
-----------------------------------------------------------
Accrued distribution fees                            23,061
-----------------------------------------------------------
Accrued transfer agent fees                          13,028
-----------------------------------------------------------
Accrued operating expenses                           40,464
===========================================================
    Total liabilities                               372,729
===========================================================
Net assets applicable to shares outstanding     $21,342,399
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $13,596,572
___________________________________________________________
===========================================================
Class B                                         $ 5,689,041
___________________________________________________________
===========================================================
Class C                                         $ 2,056,786
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           1,844,831
___________________________________________________________
===========================================================
Class B                                             782,100
___________________________________________________________
===========================================================
Class C                                             282,902
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      7.37
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.37 divided by
      94.50%)                                   $      7.80
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $      7.27
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      7.27
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $31,913)                                      $   289,403
-----------------------------------------------------------
Dividends from affiliated money market funds         20,734
===========================================================
    Total investment income                         310,137
===========================================================

EXPENSES:

Advisory fees                                       197,592
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                      119,319
-----------------------------------------------------------
Distribution fees -- Class A                         44,228
-----------------------------------------------------------
Distribution fees -- Class B                         64,501
-----------------------------------------------------------
Distribution fees -- Class C                         17,125
-----------------------------------------------------------
Interest                                                952
-----------------------------------------------------------
Transfer agent fees                                  80,774
-----------------------------------------------------------
Trustees' fees                                        8,728
-----------------------------------------------------------
Professional fees                                    38,277
-----------------------------------------------------------
Other                                                66,344
===========================================================
    Total expenses                                  687,840
===========================================================
Less: Fees waived and expenses reimbursed          (217,399)
-----------------------------------------------------------
    Expenses paid indirectly                           (382)
===========================================================
    Net expenses                                    470,059
===========================================================
Net investment income (loss)                       (159,922)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          (3,676,712)
-----------------------------------------------------------
  Foreign currencies                                 35,539
===========================================================
                                                 (3,641,173)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           2,006,670
-----------------------------------------------------------
  Foreign currencies                                 (2,449)
===========================================================
                                                  2,004,221
===========================================================
Net gain (loss) from investment securities and
  foreign currencies                             (1,636,952)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                     $(1,796,874)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                 2002           2001
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (159,922)   $   (93,543)
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                         (3,641,173)    (3,815,727)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           2,004,221        697,690
========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (1,796,874)    (3,211,580)
========================================================================================
Share transactions-net:
  Class A                                                       7,577,888        647,205
----------------------------------------------------------------------------------------
  Class B                                                       4,168,394        168,698
----------------------------------------------------------------------------------------
  Class C                                                       1,002,947        256,409
========================================================================================
    Net increase (decrease) in net assets                      10,952,355     (2,139,268)
========================================================================================

NET ASSETS:

  Beginning of year                                            10,390,044     12,529,312
========================================================================================
  End of year                                                 $21,342,399    $10,390,044
________________________________________________________________________________________
========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $26,544,735    $13,916,138
----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (12,828)        (9,077)
----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (8,130,363)    (4,453,651)
----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          2,940,855        936,634
========================================================================================
                                                              $21,342,399    $10,390,044
________________________________________________________________________________________
========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM European Small Company Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increase in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 2.00%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $197,592 and reimbursed expenses of $19,807.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $45,320 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B and Class C shares paid $44,228, $64,501 and $17,125, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $6,559 in front-end sales commissions from the sale of Class A shares and $576, $0 and $994 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $360 and reductions in custodian fees of $22 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $382.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended December 31, 2002 and 2001.

Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation -- investments          $ 2,866,942
-----------------------------------------------------------
Temporary book/tax differences                      (12,828)
-----------------------------------------------------------
Capital loss carryforward                        (7,666,042)
-----------------------------------------------------------
Post-October capital loss deferral                 (390,408)
-----------------------------------------------------------
Shares of beneficial interest                    26,544,735
===========================================================
                                                $21,342,399
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $1,090.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax difference is the result of trustee deferral of compensation.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2008                              $  220,935
----------------------------------------------------------
December 31, 2009                               3,926,995
----------------------------------------------------------
December 31, 2010                               3,518,112
==========================================================
                                               $7,666,042
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $35,547,089 and $23,062,535, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $3,487,293
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (621,441)
===========================================================
Net unrealized appreciation of investment
  securities                                     $2,865,852
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $18,568,939.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating losses, foreign currency transactions, and other items, on December 31, 2002, undistributed net investment income was increased by $156,171, undistributed net realized gains decreased by $35,539 and shares of beneficial interest decreased by $120,632. This reclassification had no effect on the net assets of the Fund.


NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,539,416    $ 27,415,985     1,443,910    $ 10,877,574
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,525,491      11,870,378        87,474         690,405
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        742,433       5,614,529       275,312       2,057,628
======================================================================================================================
Conversion of Class B shares to Class A shares:*
  Class A                                                         27,392         208,822            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (27,627)       (208,822)           --              --
======================================================================================================================
Reacquired:
  Class A                                                     (2,690,785)    (20,046,919)   (1,413,403)    (10,230,369)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,041,846)     (7,493,162)      (72,117)       (521,707)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (612,283)     (4,611,582)     (239,549)     (1,801,219)
======================================================================================================================
                                                               1,462,191    $ 12,749,229        81,627    $  1,072,312
______________________________________________________________________________________________________________________
======================================================================================================================

* Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                                              --------------------------------------------
                                                                                          AUGUST 31, 2000
                                                                   YEAR ENDED             (DATE OPERATIONS
                                                                  DECEMBER 31,             COMMENCED) TO
                                                              ---------------------         DECEMBER 31,
                                                               2002          2001               2000
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  7.19       $  9.17            $10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.04)(a)     (0.05)(a)         (0.04)(a)
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.22         (1.93)            (0.74)
==========================================================================================================
    Total from investment operations                             0.18         (1.98)            (0.78)
==========================================================================================================
Less dividends from net investment income                          --            --             (0.05)
==========================================================================================================
Net asset value, end of period                                $  7.37       $  7.19            $ 9.17
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                  2.50%       (21.59)%           (7.84)%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $13,597       $ 6,969            $8,606
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.01%(c)      2.01%             2.07%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers                                            3.05%(c)      4.65%             6.28%(d)
==========================================================================================================
Ratio of net investment income (loss) to average net assets     (0.51)%(c)    (0.61)%           (1.28)%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate                                           119%          152%               25%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $12,636,585.
(d)  Annualized.

                                                                                CLASS B
                                                              -------------------------------------------
                                                                                         AUGUST 31, 2000
                                                                   YEAR ENDED            (DATE OPERATIONS
                                                                  DECEMBER 31,            COMMENCED) TO
                                                              --------------------         DECEMBER 31,
                                                               2002         2001               2000
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 7.15       $  9.17            $10.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.09)(a)     (0.10)(a)         (0.06)(a)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.21         (1.92)            (0.74)
=========================================================================================================
    Total from investment operations                            0.12         (2.02)            (0.80)
=========================================================================================================
Less dividends from net investment income                         --            --             (0.03)
=========================================================================================================
Net asset value, end of period                                $ 7.27       $  7.15            $ 9.17
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                                 1.68%       (22.03)%           (7.99)%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $5,689       $ 2,330            $2,851
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.66%(c)      2.71%             2.77%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers                                           3.70%(c)      5.36%             6.98%(d)
=========================================================================================================
Ratio of net investment income (loss) to average net assets    (1.16)%(c)    (1.31)%           (1.98)%(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate                                          119%          152%               25%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $6,450,082.
(d)  Annualized.

                                                                                CLASS C
                                                              -------------------------------------------
                                                                                         AUGUST 31, 2000
                                                                   YEAR ENDED            (DATE OPERATIONS
                                                                  DECEMBER 31,            COMMENCED) TO
                                                              --------------------         DECEMBER 31,
                                                               2002         2001               2000
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 7.14       $  9.17            $10.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.09)(a)     (0.10)(a)         (0.06)(a)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.22         (1.93)            (0.74)
=========================================================================================================
    Total from investment operations                            0.13         (2.03)            (0.80)
=========================================================================================================
Less dividends from net investment income                         --            --             (0.03)
=========================================================================================================
Net asset value, end of period                                $ 7.27       $  7.14            $ 9.17
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                                 1.82%       (22.14)%           (7.99)%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,057       $ 1,091            $1,073
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.66%(c)      2.71%             2.77%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers                                           3.70%(c)      5.36%             6.98%(d)
=========================================================================================================
Ratio of net investment income (loss) to average net assets    (1.16)%(c)    (1.31)%           (1.98)%(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate                                          119%          152%               25%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,712,492.
(d)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Global Utilities Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Utilities Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated in the three years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report, dated February 14, 2000, expressed an unqualified opinion thereon.

/S/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC STOCKS-70.75%

DIVERSIFIED METALS & MINING-1.24%

Peabody Energy Corp.                               66,700   $  1,949,641
========================================================================

ELECTRIC UTILITIES-43.08%

American Electric Power Co., Inc.                  63,600      1,738,188
------------------------------------------------------------------------
CenterPoint Energy, Inc.                          205,000      1,742,500
------------------------------------------------------------------------
Cinergy Corp.                                      47,000      1,584,840
------------------------------------------------------------------------
CMS Energy Corp.                                  178,000      1,680,320
------------------------------------------------------------------------
Consolidated Edison, Inc.                          65,000      2,783,300
------------------------------------------------------------------------
Constellation Energy Group, Inc.                   86,500      2,406,430
------------------------------------------------------------------------
Dominion Resources, Inc.                           28,000      1,537,200
------------------------------------------------------------------------
DTE Energy Co.                                    143,000      6,635,200
------------------------------------------------------------------------
Edison International(a)                            55,500        657,675
------------------------------------------------------------------------
Entergy Corp.                                      62,000      2,826,580
------------------------------------------------------------------------
Exelon Corp.                                       34,500      1,820,565
------------------------------------------------------------------------
FirstEnergy Corp.                                  90,000      2,967,300
------------------------------------------------------------------------
FPL Group, Inc.                                   132,000      7,937,160
------------------------------------------------------------------------
Northeast Utilities                               134,000      2,032,780
------------------------------------------------------------------------
OGE Energy Corp.                                  106,000      1,865,600
------------------------------------------------------------------------
PG&E Corp.(a)                                      77,000      1,070,300
------------------------------------------------------------------------
Pinnacle West Capital Corp.                       228,600      7,792,974
------------------------------------------------------------------------
PPL Corp.                                          75,000      2,601,000
------------------------------------------------------------------------
Progress Energy, Inc.                              36,500      1,582,275
------------------------------------------------------------------------
Public Service Enterprise Group Inc.               63,600      2,041,560
------------------------------------------------------------------------
Puget Energy, Inc.                                 96,000      2,116,800
------------------------------------------------------------------------
Southern Co. (The)                                209,700      5,953,383
------------------------------------------------------------------------
TXU Corp.                                          86,500      1,615,820
------------------------------------------------------------------------
Wisconsin Energy Corp.                             62,500      1,575,000
------------------------------------------------------------------------
Xcel Energy, Inc.                                 101,650      1,118,150
========================================================================
                                                              67,682,900
========================================================================

GAS UTILITIES-9.48%

KeySpan Corp.                                      55,000      1,938,200
------------------------------------------------------------------------
Kinder Morgan, Inc.                                37,200      1,572,444
------------------------------------------------------------------------
NiSource Inc.                                     290,000      5,800,000
------------------------------------------------------------------------
Peoples Energy Corp.                               44,000      1,700,600
------------------------------------------------------------------------
Sempra Energy                                     164,000      3,878,600
========================================================================
                                                              14,889,844
========================================================================

INDUSTRIAL CONGLOMERATES-1.10%

General Electric Co.                               70,800      1,723,980
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-7.23%

BellSouth Corp.                                   154,100      3,986,567
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

SBC Communications Inc.                            88,000   $  2,385,680
------------------------------------------------------------------------
Verizon Communications Inc.                       128,662      4,985,653
========================================================================
                                                              11,357,900
========================================================================

MULTI-UTILITIES & UNREGULATED POWER-8.62%

Aquila, Inc.(a)                                   221,510        392,073
------------------------------------------------------------------------
Duke Energy Corp.                                 129,634      2,533,048
------------------------------------------------------------------------
Energy East Corp.                                 306,200      6,763,958
------------------------------------------------------------------------
Equitable Resources, Inc.                          22,100        774,384
------------------------------------------------------------------------
MDU Resources Group, Inc.                          31,000        800,110
------------------------------------------------------------------------
Mirant Corp.(a)                                   211,114        399,005
------------------------------------------------------------------------
Mirant Trust I-Series A, $3.13 Conv. Pfd.          34,300        569,380
------------------------------------------------------------------------
ONEOK, Inc.                                        41,000        787,200
------------------------------------------------------------------------
Reliant Resources, Inc.(a)                        161,663        517,322
========================================================================
                                                              13,536,480
========================================================================
    Total Domestic Stocks (Cost $125,475,755)                111,140,745
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-17.92%

BRAZIL-0.74%

Companhia Paranaense de Energia-Copel-ADR
  (Electric Utilities)                            415,000      1,166,150
========================================================================

FRANCE-2.20%

Suez S.A. (Multi-Utilities & Unregulated
  Power)                                          142,750      2,478,549
========================================================================
Total Fina Elf S.A. (Integrated Oil & Gas)          6,800        971,523
========================================================================
                                                               3,450,072
========================================================================

GERMANY-1.51%

E.ON A.G. (Electric Utilities)                     58,880      2,376,567
========================================================================

GREECE-0.79%

Public Power Corp.-GDR (Electric Utilities)
  (Acquired 12/10/01; Cost $1,008,054)(b)(c)       89,300      1,237,403
========================================================================

ITALY-3.44%

ACEA S.p.A. (Multi-Utilities & Unregulated
  Power) (Acquired 07/12/99; Cost
  $3,909,910)(b)                                  428,800      1,899,560
------------------------------------------------------------------------
Snam Rete Gas S.p.A. (Gas Utilities)
  (Acquired 12/03/01; Cost $621,491)(b)           247,600        844,734
------------------------------------------------------------------------
Telecom Italia S.p.A. (Integrated
  Telecommunication Services)                     526,700      2,659,465
========================================================================
                                                               5,403,759
========================================================================

SPAIN-3.44%

Endesa, S.A. (Electric Utilities)                 227,000      2,656,970
------------------------------------------------------------------------
Endesa, S.A.-ADR (Electric Utilities)              39,600        447,480
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
SPAIN-(CONTINUED)

Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                  255,743   $  2,290,017
========================================================================
                                                               5,394,467
========================================================================

UNITED KINGDOM-5.80%

Kelda Group PLC (Water Utilities)                 538,407      3,679,376
------------------------------------------------------------------------
National Grid Transco PLC (Multi-Utilities &
  Unregulated Power)                              202,526      1,490,113
------------------------------------------------------------------------
United Utilities PLC (Multi-Utilities &
  Unregulated Power)                              151,936      1,528,069
------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                   1,034,218      1,887,765
------------------------------------------------------------------------
Vodafone Group PLC-ADR (Wireless
  Telecommunication Services)                      29,200        529,104
========================================================================
                                                               9,114,427
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $36,539,270)                            28,142,845
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
BONDS & NOTES-5.46%

BROADCASTING & CABLE TV-0.65%

TCI Communications, Inc., Sr. Unsec. Deb.,
  7.88%, 02/15/26                              $1,000,000      1,024,020
========================================================================

COMPUTER HARDWARE-0.16%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Sub. Gtd. Deb., 8.00%, 05/01/03
  (Acquired 04/17/98-04/19/01; Cost
  $4,556,330)(b)(c)(d)                          4,866,000        257,898
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.42%

AT&T Broadband Corp., Unsec. Gtd. Notes,
  8.38%, 03/15/13                               1,961,000      2,226,696
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER-3.23%

National Grid Co. PLC (United Kingdom), Conv.
  Bonds, 4.25%, 02/17/08 (Acquired 02/05/98;
  Cost $4,574,700)(b)(e)                  GBP   2,760,000   $  5,073,181
========================================================================
    Total Bonds & Notes (Cost $12,105,548)                     8,581,795
========================================================================

                                                 SHARES
MONEY MARKET FUNDS-6.00%

STIC Liquid Assets Portfolio(f)                 4,714,847      4,714,847
------------------------------------------------------------------------
STIC Prime Portfolio(f)                         4,714,847      4,714,847
========================================================================
    Total Money Market Funds (Cost
      $9,429,694)                                              9,429,694
========================================================================
TOTAL INVESTMENTS-100.13% (excluding
  investments purchased with cash collateral
  from securities loans) (Cost $183,550,267)                 157,295,079
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANS

MONEY MARKET FUNDS-25.08%

STIC Liquid Assets Portfolio(f)(g)             19,697,198     19,697,198
------------------------------------------------------------------------
STIC Prime Portfolio(f)(g)                     19,697,197     19,697,197
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loans)
      (Cost $39,394,395)                                      39,394,395
========================================================================
TOTAL INVESTMENTS-125.21% (Cost $222,944,662)                196,689,474
========================================================================
OTHER ASSETS LESS LIABILITIES-(25.21%)                       (39,605,855)
========================================================================
NET ASSETS-100.00%                                          $157,083,619
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Deb.   - Debentures
GBP    - British Pound Sterling
GDR    - Global Depositary Receipt
Gtd.   - Guaranteed
Pfd.   - Preferred
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The aggregate market value of these securities at 12/31/02 was $9,312,776, which represented 5.93% of the Fund's net assets. The Fund has no rights to demand registration of these securities. Of these securities, 3.39% of the Fund's net assets are considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees and may be considered illiquid.
(d) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(e) Foreign denominated security. Par value is denominated in currency indicated.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $222,944,662)*                               $196,689,474
-----------------------------------------------------------
Foreign currencies, at value (cost $432,129)        447,757
-----------------------------------------------------------
Receivables for:
  Investments sold                                9,704,733
-----------------------------------------------------------
  Fund shares sold                                  120,592
-----------------------------------------------------------
  Dividends and interest                            494,249
-----------------------------------------------------------
Investment for deferred compensation plan            40,330
-----------------------------------------------------------
Other assets                                         19,460
===========================================================
    Total assets                                207,516,595
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          10,021,194
-----------------------------------------------------------
  Fund shares reacquired                            653,520
-----------------------------------------------------------
  Deferred compensation plan                         40,330
-----------------------------------------------------------
  Collateral upon return of securities loaned    39,394,395
-----------------------------------------------------------
Accrued distribution fees                           134,145
-----------------------------------------------------------
Accrued transfer agent fees                          79,851
-----------------------------------------------------------
Accrued operating expenses                          109,541
===========================================================
    Total liabilities                            50,432,976
===========================================================
Net assets applicable to shares outstanding    $157,083,619
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $106,962,173
___________________________________________________________
===========================================================
Class B                                        $ 44,071,470
___________________________________________________________
===========================================================
Class C                                        $  6,049,976
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           9,534,470
___________________________________________________________
===========================================================
Class B                                           3,936,899
___________________________________________________________
===========================================================
Class C                                             540,662
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.22
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.22 divided
      by 94.50%)                               $      11.87
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      11.19
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      11.19
___________________________________________________________
===========================================================

* At December 31, 2002, securities with an aggregate market value of $38,567,596 were on loan to brokers.
STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  of $119,530)                                 $  7,232,247
-----------------------------------------------------------
Dividends from affiliated money market
  funds                                             193,866
-----------------------------------------------------------
Interest                                            891,292
-----------------------------------------------------------
Security lending income                             200,312
===========================================================
    Total investment income                       8,517,717
===========================================================

EXPENSES:

Advisory fees                                     1,212,142
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                       67,162
-----------------------------------------------------------
Distribution fees -- Class A                        329,368
-----------------------------------------------------------
Distribution fees -- Class B                        623,671
-----------------------------------------------------------
Distribution fees -- Class C                         83,143
-----------------------------------------------------------
Transfer agent fees                                 680,690
-----------------------------------------------------------
Trustees' fees                                        9,731
-----------------------------------------------------------
Other                                               172,417
===========================================================
    Total expenses                                3,228,324
===========================================================
Less: Fees waived                                   (10,747)
-----------------------------------------------------------
    Expenses paid indirectly                         (4,867)
===========================================================
    Net expenses                                  3,212,710
===========================================================
Net investment income                             5,305,007
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (40,821,250)
-----------------------------------------------------------
  Foreign currencies                                 89,267
-----------------------------------------------------------
  Option contracts written                          519,873
===========================================================
                                                (40,212,110)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (29,868,477)
-----------------------------------------------------------
  Foreign currencies                                 22,669
===========================================================
                                                (29,845,808)
===========================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts       (70,057,918)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(64,752,911)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                  2002             2001
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   5,305,007    $   4,578,201
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     (40,212,110)     (26,958,931)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (29,845,808)    (100,097,424)
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (64,752,911)    (122,478,154)
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (3,815,987)      (3,297,866)
--------------------------------------------------------------------------------------------
  Class B                                                        (1,247,649)        (987,904)
--------------------------------------------------------------------------------------------
  Class C                                                          (170,081)        (115,036)
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                                --       (1,890,557)
--------------------------------------------------------------------------------------------
  Class B                                                                --       (1,101,351)
--------------------------------------------------------------------------------------------
  Class C                                                                --         (130,115)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (18,909,941)     (18,046,172)
--------------------------------------------------------------------------------------------
  Class B                                                       (29,029,595)     (19,327,801)
--------------------------------------------------------------------------------------------
  Class C                                                        (2,715,781)        (646,339)
============================================================================================
    Net increase (decrease) in net assets                      (120,641,945)    (168,021,295)
============================================================================================

NET ASSETS:

  Beginning of year                                             277,725,564      445,746,859
============================================================================================
  End of year                                                 $ 157,083,619    $ 277,725,564
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 251,890,975    $ 295,785,459
--------------------------------------------------------------------------------------------
  Undistributed net investment income                                73,943          116,903
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts         (68,649,680)     (26,875,713)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                           (26,231,619)       8,698,915
============================================================================================
                                                              $ 157,083,619    $ 277,725,564
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Utilities Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve a high total return. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% on the first $200 million of the Fund's average daily net assets, plus 0.50% on the next $300 million of the Fund's average daily net assets, plus 0.40% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. Effective September 23, 2002, AIM has voluntarily agreed to waive advisory fees in the amount of 0.02% of average net assets for one year. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $10,747.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $389,672 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B and Class C shares paid AIM Distributors $329,368, $623,671 and $83,143, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $22,958 in front-end sale commissions from the sale of Class A shares and $505, $996 and $3,535 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $3,055 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.
NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $3,280 and reductions in custodian fees of $1,587 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $4,867.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At December 31, 2002, securities with an aggregate value of $38,567,596 were on loan to brokers. The loans were secured by cash collateral of $39,394,395 received by the Fund and subsequently invested in affiliated money market funds as follows: $19,697,198 in STIC Liquid Assets Portfolio and $19,697,197 in STIC Prime Portfolio. For the year ended December 31, 2002, the Fund received fees of $200,312 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of year                        --      $      --
----------------------------------------------------------
Written                              11,892        752,624
----------------------------------------------------------
Closed                                 (544)       (39,798)
----------------------------------------------------------
Exercised                            (2,545)      (492,043)
----------------------------------------------------------
Expired                              (8,803)      (220,783)
==========================================================
End of year                              --      $      --
__________________________________________________________
==========================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                         2002          2001
--------------------------------------------------------------
Distributions paid from:
Ordinary income                       $5,233,717    $4,851,946
--------------------------------------------------------------
Long-term capital gain                        --     2,670,883
==============================================================
                                      $5,233,717    $7,522,829
______________________________________________________________
==============================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                  $    159,538
-----------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                 (26,690,805)
-----------------------------------------------------------
Temporary book/tax differences                      (64,050)
-----------------------------------------------------------
Capital loss carryforward                       (68,212,039)
-----------------------------------------------------------
Shares of beneficial interest                   251,890,975
===========================================================
                                               $157,083,619
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the treatment of defaulted bonds. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $23,569.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

The Fund's capital loss carryforward expires as follows:

                                          CAPITAL LOSS
EXPIRATION                                CARRYFORWARD
------------------------------------------------------
December 31, 2009                         $18,490,169
------------------------------------------------------
December 31, 2010                          49,721,870
======================================================
                                          $68,212,039
______________________________________________________
======================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $105,168,075 and $140,596,552, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 16,661,262
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (43,375,636)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $(26,714,374)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $223,403,848.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, premium amortization, and the merger transaction on December 31, 2002, undistributed net investment income was decreased by $114,250, undistributed net realized gains (losses) decreased by $1,561,857 and shares of beneficial interest increased by $1,676,107. This reclassification had no effect on the net assets of the Fund.


NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        949,587    $ 12,605,008     1,794,576    $ 34,716,035
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        398,925       5,334,927       859,987      17,105,311
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        613,148       9,024,735       226,533       4,463,280
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        280,719       3,433,259       283,142       4,686,155
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         91,166       1,110,123       111,990       1,793,582
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         12,269         149,446        12,912         207,366
======================================================================================================================
Issued in connection with acquisitions:*
  Class A                                                        609,422       6,380,412            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        448,140       4,682,205            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         15,466         161,591            --              --
======================================================================================================================
Conversion of Class B shares to Class A shares:**
  Class A                                                        950,791      12,830,006            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (953,214)    (12,830,006)           --              --
======================================================================================================================
Reacquired:
  Class A                                                     (4,216,515)    (54,158,626)   (3,018,253)    (57,448,362)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,113,600)    (27,326,844)   (2,091,008)    (38,226,694)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (849,183)    (12,051,553)     (282,906)     (5,316,985)
======================================================================================================================
                                                              (3,762,879)   $(50,655,317)   (2,103,027)   $(38,020,312)
______________________________________________________________________________________________________________________
======================================================================================================================

 * As of the close of business on September 20, 2002, the Fund acquired all the net assets of AIM Global Infrastructure Fund pursuant to a plan of reorganization approved by AIM Global Infrastructure Fund shareholders on September 4, 2002. The acquisition was accomplished by a tax-free exchange of 1,073,028 shares of the Fund for 2,195,890 shares of AIM Global Infrastructure Fund outstanding as of the close of business on September 20, 2002. AIM Global Infrastructure Fund's net assets at that date of $11,224,208 including $(5,084,726) of unrealized appreciation (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $144,339,163.
** Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                            CLASS A
                                                              -------------------------------------------------------------------

                                                                                    YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------------
                                                                2002          2001             2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  15.64      $  22.45         $  26.08      $  21.01      $  19.26
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.37(a)       0.29(a)(b)       0.33(a)       0.38(a)       0.48
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (4.40)        (6.63)           (1.00)         6.60          2.53
=================================================================================================================================
    Total from investment operations                             (4.03)        (6.34)           (0.67)         6.98          3.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.39)        (0.29)           (0.28)        (0.35)        (0.46)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --         (0.18)           (2.68)        (1.56)        (0.80)
=================================================================================================================================
    Total distributions                                          (0.39)        (0.47)           (2.96)        (1.91)        (1.26)
=================================================================================================================================
Net asset value, end of period                                $  11.22      $  15.64         $  22.45      $  26.08      $  21.01
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                 (25.96)%      (28.33)%          (2.54)%       34.15%        16.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $106,962      $171,432         $267,200      $238,432      $196,665
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                           1.33%(d)      1.12%            1.03%         1.10%         1.06%
=================================================================================================================================
Ratio of net investment income to average net assets              2.88%(d)      1.53%(b)         1.23%         1.69%         2.39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             54%           19%              52%           37%           38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.30 and the ratio of net investment income to average net assets would have been 1.57%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $131,746,999.


                                                                                           CLASS B
                                                              -----------------------------------------------------------------

                                                                                   YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                               2002         2001             2000          1999          1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.60      $ 22.38         $  26.03      $  20.98      $  19.24
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.28(a)      0.15(a)(b)       0.13(a)       0.21(a)       0.33
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (4.41)       (6.60)           (1.01)         6.59          2.53
===============================================================================================================================
    Total from investment operations                            (4.13)       (6.45)           (0.88)         6.80          2.86
===============================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.28)       (0.15)           (0.09)        (0.19)        (0.32)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --        (0.18)           (2.68)        (1.56)        (0.80)
===============================================================================================================================
    Total distributions                                         (0.28)       (0.33)           (2.77)        (1.75)        (1.12)
===============================================================================================================================
Net asset value, end of period                                $ 11.19      $ 15.60         $  22.38      $  26.03      $  20.98
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                                (26.56)%     (28.87)%          (3.28)%       33.16%        15.14%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $44,071      $94,615         $160,820      $142,632      $111,866
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                          2.08%(d)     1.88%            1.80%         1.84%         1.81%
===============================================================================================================================
Ratio of net investment income to average net assets             2.13%(d)     0.78%(b)         0.46%         0.95%         1.64%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                            54%          19%              52%           37%           38%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been the same and the ratio of net investment income to average net assets would have been 0.81%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $62,367,097.


                                                                                        CLASS C
                                                              ------------------------------------------------------------

                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                               2002         2001            2000         1999        1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.59      $ 22.37         $ 26.02      $20.97      $19.24
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.28(a)      0.15(a)(b)      0.13(a)     0.21(a)     0.33
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (4.40)       (6.60)          (1.01)       6.59        2.52
==========================================================================================================================
    Total from investment operations                            (4.12)       (6.45)          (0.88)       6.80        2.85
==========================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.28)       (0.15)          (0.09)      (0.19)      (0.32)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --        (0.18)          (2.68)      (1.56)      (0.80)
==========================================================================================================================
    Total distributions                                         (0.28)       (0.33)          (2.77)      (1.75)      (1.12)
==========================================================================================================================
Net asset value, end of period                                $ 11.19      $ 15.59         $ 22.37      $26.02      $20.97
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                                (26.52)%     (28.88)%         (3.28)%     33.18%      15.09%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 6,050      $11,679         $17,727      $6,702      $2,994
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                          2.08%(d)     1.88%           1.80%       1.84%       1.81%
==========================================================================================================================
Ratio of net investment income to average net assets             2.13%(d)     0.78%(b)        0.46%       0.95%       1.64%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                            54%          19%             52%         37%         38%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been the same and the ratio of net investment income to average net assets would have been 0.81%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $8,314,308.

]
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM International Emerging Growth Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM International Emerging Growth Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-92.13%

AUSTRALIA-3.31%

Cochlear Ltd. (Health Care Equipment)            4,700    $   102,806
---------------------------------------------------------------------
Foodland Associated Ltd. (Food Retail)          16,849        167,823
---------------------------------------------------------------------
Ramsay Health Care Ltd. (Health Care
  Facilities)                                   50,800        101,483
---------------------------------------------------------------------
Toll Holdings Ltd. (Trucking)                   48,400        172,464
=====================================================================
                                                              544,576
=====================================================================

BELGIUM-1.32%

Mobistar S.A. (Wireless Telecommunication
  Services)(a)                                   9,100        216,751
=====================================================================

CANADA-19.92%

AKITA Drilling Ltd.-Class A (Oil & Gas
  Drilling)                                     22,600        301,151
---------------------------------------------------------------------
Alimentation Couche-Tard Inc.-Class B (Food
  Retail)(a)                                    11,800        100,572
---------------------------------------------------------------------
BMTC Group, Inc.-Class A (Specialty Stores)     26,000        237,311
---------------------------------------------------------------------
CCL Industries Inc.-Class B (Metal & Glass
  Containers)                                   18,900        233,936
---------------------------------------------------------------------
CoolBrands International, Inc.
  (Restaurants)(a)                              41,800        142,506
---------------------------------------------------------------------
DataMirror Corp. (Application Software)(a)      24,500        159,728
---------------------------------------------------------------------
Dorel Industries Inc.-Class B (Home
  Furnishings)(a)                                4,200         96,171
---------------------------------------------------------------------
Fortis, Inc. (Electric Utilities)                2,500         83,482
---------------------------------------------------------------------
Forzani Group Ltd. (The)-Class A (Specialty
  Stores)(a)                                    15,900        205,399
---------------------------------------------------------------------
Gennum Corp. (Electronic Equipment &
  Instruments)                                  14,300        107,782
---------------------------------------------------------------------
Home Capital Group Inc.-Class B (Banks)         23,300        214,890
---------------------------------------------------------------------
IPL Inc.-Class A (Metal & Glass Containers)      7,500        114,442
---------------------------------------------------------------------
La Senza Corp. (Apparel Retail)                 27,200        173,006
---------------------------------------------------------------------
Leon's Furniture Ltd. (Specialty Stores)         6,000        116,397
---------------------------------------------------------------------
MAAX Inc. (Building Products)                    8,300         88,955
---------------------------------------------------------------------
Mega Bloks Inc. (Leisure Products)(a)           10,100        150,967
---------------------------------------------------------------------
Mega Bloks Inc. (Leisure Products) (Acquired
  05/02/02; Cost $59,464)(a)(b)                  6,400         95,662
---------------------------------------------------------------------
Richelieu Hardware Ltd. (Distributors)          27,600        256,303
---------------------------------------------------------------------
Ritchie Bros. Auctioneers Inc. (Diversified
  Commercial Services)(a)                        3,900        126,165
---------------------------------------------------------------------
RONA Inc. (Specialty Stores) (Acquired
  10/28/02; Cost $120,582)(a)(b)                14,000        120,659
---------------------------------------------------------------------
Shermag Inc. (Home Furnishings)(a)              21,000        156,278
=====================================================================
                                                            3,281,762
=====================================================================

CHINA-2.91%

Anhui Conch Cement Co. Ltd.-Class H
  (Construction Materials)                     530,000        178,400
---------------------------------------------------------------------
BYD Co. Ltd.-Class H (Electrical Components &
  Equipment) (Acquired 07/26/02; Cost
  $75,866)(a)(b)                                53,500        107,707
---------------------------------------------------------------------
People's Food Holdings Ltd. (Packaged Foods &
  Meats)                                       126,000         53,753
---------------------------------------------------------------------

                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------

CHINA-(CONTINUED)

Tsingtao Brewery Co. Ltd.-Class H (Brewers)    276,000    $   138,911
=====================================================================
                                                              478,771
=====================================================================

CZECH REPUBLIC-0.50%

Komercni Banka A.S. (Banks)                      1,200         82,947
=====================================================================

FINLAND-0.71%

Instrumentarium Corp.-Class B (Health Care
  Equipment)                                     2,900        116,230
=====================================================================

FRANCE-1.77%

Buffalo Grill S.A. (Restaurants)(c)             12,550         13,833
---------------------------------------------------------------------
Camaieu (Apparel Retail)                         5,000        188,955
---------------------------------------------------------------------
SEB S.A. (Household Appliances)                  1,000         88,809
=====================================================================
                                                              291,597
=====================================================================

GERMANY-4.03%

Puma A.G. Rudolf Dassler Sport (Footwear)        7,430        507,211
---------------------------------------------------------------------
Stada Arzneimittel A.G. (Pharmaceuticals)        3,900        156,801
=====================================================================
                                                              664,012
=====================================================================

HONG KONG-4.45%

ASM Pacific Technology Ltd. (Semiconductor
  Equipment)                                    77,000        148,105
---------------------------------------------------------------------
Convenience Retail Asia Ltd. (Food Retail)
  (Acquired 01/15/01-05/07/02; Cost
  $47,615)(a)(b)                               210,000         52,510
---------------------------------------------------------------------
Fountain Set (Holdings) Ltd. (Textiles)        294,000        162,108
---------------------------------------------------------------------
Techtronic Industries Co. Ltd. (Household
  Appliances) (Acquired 04/24/02-07/29/02;
  Cost $94,166)(b)                             116,000        110,072
---------------------------------------------------------------------
Texwinca Holdings Ltd. (Textiles)               94,000         69,911
---------------------------------------------------------------------
Tingyi (Cayman Islands) Holding Corp.
  (Packaged Foods & Meats)                     548,000        142,297
---------------------------------------------------------------------
Wah Sang Gas Holdings Ltd. (Gas Utilities)     500,000         48,086
=====================================================================
                                                              733,089
=====================================================================

INDIA-3.20%

Dr. Reddy's Laboratories Ltd.-ADR
  (Pharmaceuticals)                              5,400        104,382
---------------------------------------------------------------------
HDFC Bank Ltd.-ADR (Banks)                       9,800        131,908
---------------------------------------------------------------------
Hero Honda Motors Ltd. (Motorcycle
  Manufacturers)                                16,300         92,259
---------------------------------------------------------------------
Ranbaxy Laboratories Ltd. (Pharmaceuticals)     16,000        197,956
=====================================================================
                                                              526,505
=====================================================================

IRELAND-11.38%

Anglo Irish Bank Corp. PLC (Banks)              70,600        502,482
---------------------------------------------------------------------
First Active PLC (Consumer Finance)             26,400        149,652
---------------------------------------------------------------------
Fyffes PLC (Food Distributors)                 180,800        250,529
---------------------------------------------------------------------


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------
IRELAND-(CONTINUED)

Grafton Group PLC-Units (Trading Companies &
  Distributors)(d)                              75,100    $   275,927
---------------------------------------------------------------------
IAWS Group PLC (Agricultural Products)          19,200        151,164
---------------------------------------------------------------------
ICON PLC-ADR (Health Care Distributors &
  Services)(a)                                   6,500        174,915
---------------------------------------------------------------------
Jurys Doyle Hotel Group PLC (Hotels, Resorts
  & Cruise Lines)                               18,300        135,433
---------------------------------------------------------------------
Paddy Power PLC (Casinos & Gambling)            44,600        234,094
=====================================================================
                                                            1,874,196
=====================================================================

ISRAEL-0.76%

Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(a)                           3,320        124,832
=====================================================================

ITALY-7.92%

Davide Campari-Milano S.p.A. (Distillers &
  Vintners)(a)                                   3,700        115,629
---------------------------------------------------------------------
De'Longhi S.p.A. (Consumer Electronics)         38,400        171,319
---------------------------------------------------------------------
Merloni Elettrodomestici S.p.A. (Household
  Appliances)                                   42,900        451,243
---------------------------------------------------------------------
Permasteelisa S.p.A. (Building Products)        13,200        207,712
---------------------------------------------------------------------
Saeco International Group S.p.A. (Household
  Appliances)(a)                                97,200        359,166
=====================================================================
                                                            1,305,069
=====================================================================

JAPAN-0.47%

Alps Electric Co., Ltd. (Electronic Equipment
  & Instruments)(a)                              7,000         77,205
=====================================================================

NETHERLANDS-4.73%

Heijmans N.V.-Dutch Ctfs. (Construction &
  Engineering)                                  10,700        187,580
---------------------------------------------------------------------
James Hardie Industries N.V. (Construction
  Materials)                                    50,900        195,082
---------------------------------------------------------------------
Sligro Food Group N.V. (Food Distributors)       6,100        256,139
---------------------------------------------------------------------
Volker Wessels Stevin N.V.-Dutch Ctfs.
  (Construction & Engineering)(a)                7,000        141,160
=====================================================================
                                                              779,961
=====================================================================

NORWAY-1.69%

Aktiv Kapital A.S.A. (Diversified Financial
  Services)                                     37,475        227,102
---------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
  Equipment & Services)(a)                       6,500         51,114
=====================================================================
                                                              278,216
=====================================================================

SINGAPORE-2.02%

Informatics Holdings Ltd. (Diversified
  Commercial Services)                         175,000        116,021
---------------------------------------------------------------------
Keppel Corp. Ltd. (Multi-Sector Holdings)       61,000        130,116
---------------------------------------------------------------------
SembCorp Logistics Ltd. (Marine Ports &
  Services)                                     95,000         85,985
=====================================================================
                                                              332,122
=====================================================================

SOUTH KOREA-0.98%

CJ Corp. (Packaged Foods & Meats)                2,710        104,648
---------------------------------------------------------------------

                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------

SOUTH KOREA-(CONTINUED)

Kook Soon Dang Brewery Co., Ltd. (Brewers)       2,500    $    56,385
=====================================================================
                                                              161,033
=====================================================================

SPAIN-2.12%

Compania de Distribucion Integral Logista,
  S.A. (Publishing)                              8,400        181,120
---------------------------------------------------------------------
Corporacion Mapfre S.A. (Multi-Line
  Insurance)                                    10,300         83,580
---------------------------------------------------------------------
Enagas (Gas Utilities) (Acquired 06/25/02;
  Cost $88,343)(a)(b)                           14,000         85,240
=====================================================================
                                                              349,940
=====================================================================

SWEDEN-4.84%

Biacore International A.B. (Health Care
  Equipment)(a)                                  7,100        150,450
---------------------------------------------------------------------
Clas Ohlson A.B.-Class B (Specialty Stores)      4,900        122,736
---------------------------------------------------------------------
Elekta A.B.-Class B (Health Care
  Equipment)(a)                                 20,500        207,755
---------------------------------------------------------------------
Sectra A.B.-Class B (Electronic Equipment &
  Instruments)                                  27,000        148,008
---------------------------------------------------------------------
Swedish Match A.B. (Tobacco)                    21,400        168,818
=====================================================================
                                                              797,767
=====================================================================

SWITZERLAND-0.53%

Centerpulse A.G. (Health Care Equipment)
  (Acquired 12/11/02-12/12/02; Cost
  $82,415)(a)(b)                                   500         87,199
=====================================================================

TAIWAN-0.98%

Nien Made Enterprise Co., Ltd. (Consumer
  Electronics)(a)                               79,380        161,509
=====================================================================

UNITED KINGDOM-11.59%

Cattles PLC (Consumer Finance)                  62,200        289,725
---------------------------------------------------------------------
Chloride Group PLC (Electrical Components &
  Equipment)                                   115,000         58,386
---------------------------------------------------------------------
Cranswick PLC (Packaged Foods & Meats)          27,900        240,128
---------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)                9,100         83,499
---------------------------------------------------------------------
Galen Holdings PLC (Pharmaceuticals)             9,600         77,209
---------------------------------------------------------------------
ICAP PLC (Diversified Financial Services)        5,400         87,035
---------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC (Insurance
  Brokers)                                      18,200        197,123
---------------------------------------------------------------------
Johnston Press PLC (Publishing)                 16,000         94,642
---------------------------------------------------------------------
lastminute.com PLC (Internet Software &
  Services)(a)                                  69,500        114,638
---------------------------------------------------------------------
Majestic Wine PLC (Brewers)                     14,300        115,962
---------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                      5,150         73,626
---------------------------------------------------------------------
RPS Group PLC (Environmental Services)          55,000         97,954
---------------------------------------------------------------------
Taylor & Francis Group PLC (Publishing)         21,700        155,639
---------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace &
  Defense)                                      30,800        222,828
=====================================================================
                                                            1,908,394
=====================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $14,022,639)                         15,173,683
=====================================================================


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------

MONEY MARKET FUNDS-7.79%

STIC Liquid Assets Portfolio(e)                641,539    $   641,539
---------------------------------------------------------------------
STIC Prime Portfolio(e)                        641,539        641,539
=====================================================================
    Total Money Market Funds (Cost
      $1,283,078)                                           1,283,078
=====================================================================
TOTAL INVESTMENTS-99.92% (Cost $15,305,717)                16,456,761
=====================================================================
OTHER ASSETS LESS LIABILITIES-0.08%                            13,414
=====================================================================
NET ASSETS-100.00%                                        $16,470,175
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Ctfs. - Certificates

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 12/31/02 was $659,049, which represented 4.00% of the Fund's net assets. Of these securities, 0.58% of the Fund's net assets are considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees and may be considered illiquid.
(d) Each unit represents one ordinary share, one ordinary C share, and nine redeemable shares.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002


ASSETS:

Investments, at market value (cost
  $15,305,717)                                  $16,456,761
-----------------------------------------------------------
Foreign currencies, at value (cost $901)                648
-----------------------------------------------------------
Receivables for:
  Investments sold                                   56,023
-----------------------------------------------------------
  Fund shares sold                                   45,497
-----------------------------------------------------------
  Dividends                                          20,652
-----------------------------------------------------------
  Amount due from advisor                            22,205
-----------------------------------------------------------
Investment for deferred compensation plan             9,738
-----------------------------------------------------------
Other assets                                         14,961
===========================================================
    Total assets                                 16,626,485
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             86,264
-----------------------------------------------------------
  Deferred compensation plan                          9,738
-----------------------------------------------------------
Accrued distribution fees                            19,351
-----------------------------------------------------------
Accrued transfer agent fees                          14,957
-----------------------------------------------------------
Accrued operating expenses                           26,000
===========================================================
    Total liabilities                               156,310
===========================================================
Net assets applicable to shares outstanding     $16,470,175
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $ 9,702,623
___________________________________________________________
===========================================================
Class B                                         $ 3,918,465
___________________________________________________________
===========================================================
Class C                                         $ 2,849,087
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           1,404,057
___________________________________________________________
===========================================================
Class B                                             572,859
___________________________________________________________
===========================================================
Class C                                             416,859
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      6.91
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $6.91 divided by
      94.50%)                                   $      7.31
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                       $      6.84
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                       $      6.83
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 2002


INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $19,499)                                      $   178,077
-----------------------------------------------------------
Dividends from affiliated money market funds         14,053
-----------------------------------------------------------
Interest                                                257
===========================================================
    Total investment income                         192,387
===========================================================

EXPENSES:

Advisory fees                                       157,455
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                       71,232
-----------------------------------------------------------
Distribution fees -- Class A                         35,029
-----------------------------------------------------------
Distribution fees -- Class B                         35,669
-----------------------------------------------------------
Distribution fees -- Class C                         29,990
-----------------------------------------------------------
Transfer agent fees                                  70,011
-----------------------------------------------------------
Trustees' fees                                        8,705
-----------------------------------------------------------
Registration and filing fees                         31,868
-----------------------------------------------------------
Professional fees                                    32,096
-----------------------------------------------------------
Other                                                22,486
===========================================================
    Total expenses                                  544,541
===========================================================
Less: Fees waived and expenses reimbursed          (169,440)
-----------------------------------------------------------
    Expenses paid indirectly                           (354)
===========================================================
    Net expenses                                    374,747
===========================================================
Net investment income (loss)                       (182,360)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          (1,423,301)
-----------------------------------------------------------
  Foreign currencies                                (12,547)
===========================================================
                                                 (1,435,848)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (215,677)
-----------------------------------------------------------
  Foreign currencies                                   (799)
===========================================================
                                                   (216,476)
===========================================================
Net gain (loss) from investment securities
  and foreign currencies                         (1,652,324)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                     $(1,834,684)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                 2002           2001
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (182,360)   $  (144,940)
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                         (1,435,848)    (3,426,468)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (216,476)     2,127,186
========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (1,834,684)    (1,444,222)
========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                              --        (23,732)
----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       5,678,996        479,977
----------------------------------------------------------------------------------------
  Class B                                                       2,421,609        279,960
----------------------------------------------------------------------------------------
  Class C                                                         398,520        247,353
========================================================================================
    Net increase (decrease) in net assets                       6,664,441       (460,664)
========================================================================================

NET ASSETS:

  Beginning of year                                             9,805,734     10,266,398
========================================================================================
  End of year                                                 $16,470,175    $ 9,805,734
________________________________________________________________________________________
========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $20,706,870    $12,397,467
----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (14,261)        (9,076)
----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (5,373,839)    (3,950,538)
----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          1,151,405      1,367,881
========================================================================================
                                                              $16,470,175    $ 9,805,734
________________________________________________________________________________________
========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Emerging Growth Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B, and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 2.00%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $157,455 and reimbursed expenses of $11,985.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $35,402 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B and Class C shares paid $35,029, $35,669 and $29,990, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $5,940 in front-end sales commissions from the sale of Class A shares and $482, $0 and $521 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $285 and reductions in custodian fees of $69 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $354.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

  The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                            2002      2001
------------------------------------------------------------
Distributions paid from ordinary income    $  --     $23,732
____________________________________________________________
============================================================


Tax Components of Beneficial Interest:

  As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation -- investments            1,121,390
-----------------------------------------------------------
Temporary book/tax differences                      (12,813)
-----------------------------------------------------------
Capital loss carryforward                        (5,343,824)
-----------------------------------------------------------
Post-October currency loss deferral                  (1,448)
-----------------------------------------------------------
Shares of beneficial interest                    20,706,870
===========================================================
                                                $16,470,175
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $361.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation.

The Fund's capital loss carryforward expires as follows:

                                              CAPITAL
EXPIRATION                               LOSS CARRYFORWARD
----------------------------------------------------------
December 31, 2008                           $  161,713
----------------------------------------------------------
December 31, 2009                            3,598,747
----------------------------------------------------------
December 31, 2010                            1,583,364
==========================================================
                                            $5,343,824
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $25,815,710 and $18,207,264, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                          $1,928,498
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (807,469)
===========================================================
Net unrealized appreciation of investment
  securities                                     $1,121,029
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $15,335,732.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, net operating losses, and other items on December 31, 2002, undistributed net investment income was increased by $177,175, undistributed net realized gains increased by $12,547 and shares of beneficial interest decreased by $189,722. This reclassification had no effect on the net assets of the Fund.



NOTE 9--SHARE INFORMATION


Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                         2002                        2001
                                                              --------------------------    -----------------------
                                                                SHARES         AMOUNT        SHARES       AMOUNT
-------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,320,793    $ 24,876,290     993,758    $ 7,031,221
-------------------------------------------------------------------------------------------------------------------
  Class B                                                        639,639       4,859,028     109,838        803,969
-------------------------------------------------------------------------------------------------------------------
  Class C                                                        505,667       3,617,347     515,389      3,642,409
===================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --       3,265         22,694
===================================================================================================================
Conversion of Class B shares to Class A shares:*
  Class A                                                          3,706          26,644          --             --
-------------------------------------------------------------------------------------------------------------------
  Class B                                                         (3,719)        (26,644)         --             --
===================================================================================================================
Reacquired:
  Class A                                                     (2,653,242)    (19,223,938)   (970,367)    (6,573,938)
-------------------------------------------------------------------------------------------------------------------
  Class B                                                       (348,193)     (2,410,775)    (75,401)      (524,009)
-------------------------------------------------------------------------------------------------------------------
  Class C                                                       (454,970)     (3,218,827)   (482,373)    (3,395,056)
===================================================================================================================
                                                               1,009,681    $  8,499,125      94,109    $ 1,007,290
___________________________________________________________________________________________________________________
===================================================================================================================

* Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.



                                                                                  CLASS A
                                                                --------------------------------------------
                                                                                           AUGUST 31, 2000
                                                                YEAR ENDED DECEMBER        (DATE OPERATIONS
                                                                        31,                COMMENCED) TO
                                                                --------------------       DECEMBER 31,
                                                                 2002         2001             2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.10       $  7.97            $ 10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)(a)     (0.08)(a)          (0.03)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.13)        (0.76)             (2.00)
============================================================================================================
    Total from investment operations                             (0.19)        (0.84)             (2.03)
============================================================================================================
Less dividends from net investment income                           --         (0.03)                --
============================================================================================================
Net asset value, end of period                                  $ 6.91       $  7.10            $  7.97
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  (2.68)%      (10.48)%           (20.30)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $9,703       $ 5,202            $ 5,625
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.01%(c)      2.00%(d)           2.11%(e)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.03%(c)      4.53%(d)           6.83%(e)
============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.85)%(c)    (1.12)%            (1.09)%(e)
============================================================================================================
Ratio of interest expense to average net assets                   0.00%         0.02%                --
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                            118%          145%                30%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $10,008,271.
(d) Ratio of expenses to average net assets including interest expense were 2.02% and 4.55% with and without waivers and expense reimbursements, respectively.
(e)  Annualized.



                                                                                  CLASS B
                                                                --------------------------------------------

                                                                YEAR ENDED DECEMBER        AUGUST 31, 2000
                                                                        31,                (DATE OPERATIONS
                                                                --------------------       COMMENCED) TO
                                                                 2002         2001         DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.07       $  7.95            $ 10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.11)(a)     (0.13)(a)          (0.05)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.12)        (0.75)             (2.00)
============================================================================================================
    Total from investment operations                             (0.23)        (0.88)             (2.05)
============================================================================================================
Net asset value, end of period                                  $ 6.84       $  7.07            $  7.95
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  (3.25)%      (11.07)%           (20.50)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $3,918       $ 2,016            $ 1,992
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.66%(c)      2.70%(d)           2.81%(e)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.68%(c)      5.23%(d)           7.53%(e)
============================================================================================================
Ratio of net investment income (loss) to average net assets      (1.50)%(c)    (1.83)%            (1.79)%(e)
============================================================================================================
Ratio of interest expense to average net assets                   0.00%         0.02%                --
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                            118%          145%                30%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $3,566,952.
(d) Ratio of expenses to average net assets including interest expense were 2.72% and 5.25% with and without waivers and expense reimbursements, respectively.
(e)  Annualized.


                                                                                  CLASS C
                                                                --------------------------------------------
                                                                                           AUGUST 31, 2000
                                                                     YEAR ENDED            (DATE OPERATIONS
                                                                    DECEMBER 31,           COMMENCED) TO
                                                                --------------------       DECEMBER 31,
                                                                 2002         2001             2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.07       $  7.95            $ 10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.11)(a)     (0.13)(a)          (0.05)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.13)        (0.75)             (2.00)
============================================================================================================
    Total from investment operations                             (0.24)        (0.88)             (2.05)
============================================================================================================
Net asset value, end of period                                  $ 6.83       $  7.07            $  7.95
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  (3.39)%      (11.07)%           (20.50)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,849       $ 2,588            $ 2,649
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.66%(c)      2.70%(d)           2.81%(e)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.68%(c)      5.23%(d)           7.53%(e)
============================================================================================================
Ratio of net investment income (loss) to average net assets      (1.50)%(c)    (1.83)%            (1.79)%(e)
============================================================================================================
Ratio of interest expense to average net assets                   0.00%         0.02%                --
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                            118%          145%                30%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,998,999.
(d) Ratio of expenses to average net assets including interest expense were 2.72% and 5.25% with and without waivers and expense reimbursements, respectively.
(e)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Mid Cap Basic Value Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investment, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Mid Cap Basic Value Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/S/PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.61%

ADVERTISING-2.58%

Interpublic Group of Cos., Inc. (The)             125,120   $ 1,761,690
=======================================================================

APPAREL RETAIL-6.69%

Abercrombie & Fitch Co.-Class A(a)                 51,860     1,061,056
-----------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                          25,960       530,103
-----------------------------------------------------------------------
Gap, Inc. (The)                                   114,300     1,773,936
-----------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                     70,700     1,212,505
=======================================================================
                                                              4,577,600
=======================================================================

BANKS-5.08%

Cullen/Frost Bankers, Inc.                         53,250     1,741,275
-----------------------------------------------------------------------
Zions Bancorp                                      44,020     1,732,143
=======================================================================
                                                              3,473,418
=======================================================================

BUILDING PRODUCTS-2.92%

American Standard Cos. Inc.(a)                     28,100     1,999,034
=======================================================================

CONSUMER FINANCE-0.45%

AmeriCredit Corp.(a)                               39,450       305,343
=======================================================================

DATA PROCESSING SERVICES-8.88%

BISYS Group, Inc. (The)(a)                         85,800     1,364,220
-----------------------------------------------------------------------
Ceridian Corp.(a)                                 119,230     1,719,297
-----------------------------------------------------------------------
Certegy Inc.(a)                                    59,500     1,460,725
-----------------------------------------------------------------------
DST Systems, Inc.(a)                               42,970     1,527,583
=======================================================================
                                                              6,071,825
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-3.83%

Janus Capital Group Inc.                           91,240     1,192,507
-----------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A             72,590     1,427,845
=======================================================================
                                                              2,620,352
=======================================================================

DIVERSIFIED METALS & MINING-2.00%

Arch Coal, Inc.                                    63,530     1,371,613
=======================================================================

ELECTRIC UTILITIES-1.60%

PG&E Corp.(a)                                      78,600     1,092,540
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.14%

Rockwell Automation, Inc.                          70,700     1,464,197
=======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-5.65%

Amphenol Corp.-Class A(a)                          18,070       686,660
-----------------------------------------------------------------------
Cognex Corp.(a)                                    75,240     1,386,673
-----------------------------------------------------------------------
Waters Corp.(a)                                    82,400     1,794,672
=======================================================================
                                                              3,868,005
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

EMPLOYMENT SERVICES-1.65%

Robert Half International Inc.(a)                  69,880   $ 1,125,767
=======================================================================

FOOD RETAIL-1.77%

Kroger Co. (The)(a)                                78,600     1,214,370
=======================================================================

FOREST PRODUCTS-2.26%

Louisiana-Pacific Corp.(a)                        191,930     1,546,956
=======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.62%

IMS Health Inc.                                   111,940     1,791,040
=======================================================================

HOTELS, RESORTS & CRUISE LINES-2.18%

Starwood Hotels & Resorts Worldwide, Inc.          62,830     1,491,584
=======================================================================

HOUSEHOLD APPLIANCES-2.65%

Black & Decker Corp. (The)                         42,350     1,816,391
=======================================================================

INDUSTRIAL CONGLOMERATES-1.90%

Textron, Inc.                                      30,190     1,297,868
=======================================================================

INDUSTRIAL MACHINERY-2.72%

Kennametal Inc.                                    32,430     1,118,186
-----------------------------------------------------------------------
SPX Corp.(a)                                       19,740       739,263
=======================================================================
                                                              1,857,449
=======================================================================

IT CONSULTING & SERVICES-2.02%

Acxiom Corp.(a)                                    89,650     1,378,817
=======================================================================

LEISURE PRODUCTS-2.46%

Brunswick Corp.                                    84,770     1,683,532
=======================================================================

LIFE & HEALTH INSURANCE-3.27%

Nationwide Financial Services, Inc.-Class A        49,590     1,420,754
-----------------------------------------------------------------------
UnumProvident Corp.                                46,360       813,154
=======================================================================
                                                              2,233,908
=======================================================================

MANAGED HEALTH CARE-4.31%

Aetna Inc.                                         45,790     1,882,885
-----------------------------------------------------------------------
Anthem, Inc.(a)                                    16,930     1,064,897
=======================================================================
                                                              2,947,782
=======================================================================

MULTI-LINE INSURANCE-1.72%

American Financial Group, Inc.                     50,980     1,176,109
=======================================================================

OIL & GAS DRILLING-4.71%

Nabors Industries, Ltd. (Bermuda)(a)               41,940     1,479,224
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
OIL & GAS DRILLING-(CONTINUED)

Pride International, Inc.(a)                      116,760   $ 1,739,724
=======================================================================
                                                              3,218,948
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-4.70%

Cooper Cameron Corp.(a)                            31,020     1,545,416
-----------------------------------------------------------------------
Smith International, Inc.(a)                       51,260     1,672,101
=======================================================================
                                                              3,217,517
=======================================================================

PROPERTY & CASUALTY INSURANCE-5.97%

ACE Ltd. (Cayman Islands)                          54,870     1,609,886
-----------------------------------------------------------------------
MGIC Investment Corp.                              23,600       974,680
-----------------------------------------------------------------------
Radian Group Inc.                                  40,330     1,498,260
=======================================================================
                                                              4,082,826
=======================================================================

RESTAURANTS-2.38%

Outback Steakhouse, Inc.                           47,280     1,628,323
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-2.56%

Novellus Systems, Inc.(a)                          62,350   $ 1,750,788
=======================================================================

SYSTEMS SOFTWARE-2.94%

Computer Associates International, Inc.           148,750     2,008,125
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $76,568,321)                           66,073,717
=======================================================================

MONEY MARKET FUNDS-4.80%

STIC Liquid Assets Portfolio(b)                 1,643,540     1,643,540
-----------------------------------------------------------------------
STIC Prime Portfolio(b)                         1,643,540     1,643,540
=======================================================================
    Total Money Market Funds (Cost
      $3,287,080)                                             3,287,080
=======================================================================
TOTAL INVESTMENTS-101.41% (Cost $79,855,401)                 69,360,797
=======================================================================
OTHER ASSETS LESS LIABILITIES-(1.41%)                          (967,718)
=======================================================================
NET ASSETS-100.00%                                          $68,393,079
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $79,855,401)                                  $69,360,797
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,909,264
-----------------------------------------------------------
  Fund shares sold                                  268,732
-----------------------------------------------------------
  Dividends                                          87,352
-----------------------------------------------------------
  Amount due from advisor                            29,046
-----------------------------------------------------------
Investment for deferred compensation plan             2,865
-----------------------------------------------------------
Other assets                                         68,617
===========================================================
    Total assets                                 71,726,673
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           2,987,778
-----------------------------------------------------------
  Fund shares reacquired                            194,278
-----------------------------------------------------------
  Deferred compensation plan                          2,865
-----------------------------------------------------------
Accrued distribution fees                            70,990
-----------------------------------------------------------
Accrued transfer agent fees                          30,003
-----------------------------------------------------------
Accrued operating expenses                           47,680
===========================================================
    Total liabilities                             3,333,594
===========================================================
Net assets applicable to shares outstanding     $68,393,079
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $39,130,012
___________________________________________________________
===========================================================
Class B                                         $21,204,428
___________________________________________________________
===========================================================
Class C                                         $ 8,058,639
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           4,752,524
___________________________________________________________
===========================================================
Class B                                           2,591,672
___________________________________________________________
===========================================================
Class C                                             985,404
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      8.23
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.23 divided by
      94.50%)                                   $      8.71
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $      8.18
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      8.18
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends                                      $    488,326
-----------------------------------------------------------
Dividends from affiliated money market funds         51,692
-----------------------------------------------------------
Interest                                              2,506
===========================================================
    Total investment income                         542,524
===========================================================

EXPENSES:

Advisory fees                                       396,344
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                       35,815
-----------------------------------------------------------
Distribution fees -- Class A                        104,947
-----------------------------------------------------------
Distribution fees -- Class B                        143,425
-----------------------------------------------------------
Distribution fees -- Class C                         52,157
-----------------------------------------------------------
Transfer agent fees                                 168,377
-----------------------------------------------------------
Trustees' fees                                        8,866
-----------------------------------------------------------
Other                                               125,593
===========================================================
    Total expenses                                1,085,524
===========================================================
Less: Fees waived                                   (65,709)
-----------------------------------------------------------
    Expenses paid indirectly                           (891)
===========================================================
    Net expenses                                  1,018,924
===========================================================
Net investment income (loss)                       (476,400)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                     (7,321,869)
-----------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities       (10,493,590)
===========================================================
Net gain (loss) from investment securities      (17,815,459)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(18,291,859)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the year ended December 31, 2002 and the period ended December 31, 2001 (date operations commenced)

                                                                              DECEMBER 31, 2001
                                                                              (DATE OPERATIONS
                                                                  2002           COMMENCED)
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (476,400)       $    (19)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (7,321,869)             --
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (10,493,590)         (1,014)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (18,291,859)         (1,033)
===============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                             (478)             --
-----------------------------------------------------------------------------------------------
  Class B                                                             (253)             --
-----------------------------------------------------------------------------------------------
  Class C                                                              (97)             --
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       50,139,628         400,000
-----------------------------------------------------------------------------------------------
  Class B                                                       25,993,450         300,000
-----------------------------------------------------------------------------------------------
  Class C                                                        9,553,721         300,000
===============================================================================================
    Net increase in net assets                                  67,394,112         998,967
===============================================================================================

NET ASSETS:

  Beginning of year                                                998,967              --
===============================================================================================
  End of year                                                 $ 68,393,079        $998,967
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 86,213,322        $999,981
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (3,770)             --
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (7,321,869)             --
-----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                 (10,494,604)         (1,014)
===============================================================================================
                                                              $ 68,393,079        $998,967
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $1 billion of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets on the next $4 billion, plus 0.70% of the Fund's average daily nest assets in excess of $5 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A to 1.80% which may be terminated or modified at any time. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $65,709.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $89,137 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B and Class C shares paid $104,947, $143,425 and $52,157, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $41,770 in front-end sales commissions from the sale of Class A shares and $238, $0 and $3,134 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agent fees from AFS (an affiliate of AIM) of $839 and reductions in custodian fees of $52 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $891.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the year ended 2002 and 2001 was as follows:

                                            2002    2001
----------------------------------------------------------
Distributions paid from ordinary income     $828   $    --
__________________________________________________________
==========================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                $(12,085,123)
-----------------------------------------------------------
Temporary book/tax differences                       (3,770)
-----------------------------------------------------------
Capital loss carryforward                        (3,285,438)
-----------------------------------------------------------
Post-October capital loss deferral               (2,445,912)
-----------------------------------------------------------
Shares of beneficial interest                    86,213,322
===========================================================
                                               $ 68,393,079
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2010                              $3,285,438
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during year ended December 31, 2002 was $101,626,261 and $18,680,037, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $    667,060
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (12,752,183)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $(12,085,123)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $81,445,920.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating losses, non-deductible expenses and other items on December 31, 2002, undistributed net investment income was increased by $473,458 and shares of beneficial interest decreased by $473,458. This reclassification had no effect on the net assets of the Fund.


NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the year ended December 31, 2002 and December 31, 2001 (date operations commenced) were as follows:

                                                                         2002                       2001
                                                              --------------------------    ---------------------
                                                                SHARES         AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      6,822,286    $ 67,387,599    40,000     $  400,000
-----------------------------------------------------------------------------------------------------------------
  Class B                                                      3,513,553      34,188,591    30,000        300,000
-----------------------------------------------------------------------------------------------------------------
  Class C                                                      1,447,908      13,866,491    30,000        300,000
=================================================================================================================
Conversion of Class B shares to Class A shares:*
  Class A                                                         54,117         479,487        --             --
-----------------------------------------------------------------------------------------------------------------
  Class B                                                        (54,301)       (479,487)       --             --
=================================================================================================================
Reacquired:
  Class A                                                     (2,163,879)    (17,727,458)       --             --
-----------------------------------------------------------------------------------------------------------------
  Class B                                                       (897,580)     (7,715,654)       --             --
-----------------------------------------------------------------------------------------------------------------
  Class C                                                       (492,504)     (4,312,770)       --             --
=================================================================================================================
                                                               8,229,600    $ 85,686,799    100,000    $1,000,000
_________________________________________________________________________________________________________________
=================================================================================================================

* Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             CLASS A
                                                              -------------------------------------
                                                               YEAR ENDED         DECEMBER 31, 2001
                                                              DECEMBER 31,        (DATE OPERATIONS
                                                                  2002               COMMENCED)
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  9.99                $ 10.00
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.06)(a)               0.00
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.70)                 (0.01)
===================================================================================================
    Total from investment operations                              (1.76)                 (0.01)
===================================================================================================
Less distributions from net investment income                     (0.00)                    --
===================================================================================================
Net asset value, end of period                                  $  8.23                $  9.99
___________________________________________________________________________________________________
===================================================================================================
Total return(b)                                                  (17.62)%                (0.10)%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $39,130                $   400
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.80%(c)               1.80%(d)
---------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.93%(c)             199.49%(d)
===================================================================================================
Ratio of net investment income (loss) to average net assets       (0.70)%(c)             (0.31)%(d)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate                                              41%                    --
___________________________________________________________________________________________________
===================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $29,984,781.
(d)  Annualized.

                                                                             CLASS B
                                                              --------------------------------------
                                                               YEAR ENDED         DECEMBER 31, 2001
                                                              DECEMBER 31,         (DATE OPERATIONS
                                                                  2002                COMMENCED)
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  9.99                $ 10.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.12)(a)               0.00
====================================================================================================
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.69)                 (0.01)
====================================================================================================
    Total from investment operations                              (1.81)                 (0.01)
====================================================================================================
Less distributions from net investment income                     (0.00)                    --
====================================================================================================
Net asset value, end of period                                  $  8.18                $  9.99
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                  (18.12)%                (0.10)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $21,204                $   300
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   2.45%(c)               2.45%(d)
----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                2.58%(c)             200.14%(d)
====================================================================================================
Ratio of net investment income (loss) to average net assets       (1.35)%(c)             (0.96)%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate                                              41%                    --
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $14,342,473.
(d)  Annualized.

                                                                             CLASS C
                                                              -------------------------------------
                                                               YEAR ENDED         DECEMBER 31, 2001
                                                              DECEMBER 31,        (DATE OPERATIONS
                                                                  2002               COMMENCED)
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  9.99                $ 10.00
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.12)(a)               0.00
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.69)                 (0.01)
===================================================================================================
    Total from investment operations                              (1.81)                 (0.01)
===================================================================================================
Less distributions from net investment income                     (0.00)                    --
===================================================================================================
Net asset value, end of period                                  $  8.18                $  9.99
___________________________________________________________________________________________________
===================================================================================================
Total return(b)                                                  (18.12)%                (0.10)%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 8,059                $   300
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   2.45%(c)               2.45%(d)
---------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                2.58%(c)             200.14%(d)
===================================================================================================
Ratio of net investment income (loss) to average net assets       (1.35)%(c)             (0.96)%(d)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate                                              41%                    --
___________________________________________________________________________________________________
===================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $5,215,763.
(d)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM New Technology Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM New Technology Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated are in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.18%

AEROSPACE & DEFENSE-8.95%

Alliant Techsystems Inc.(a)                      15,350   $   957,072
---------------------------------------------------------------------
Engineered Support Systems, Inc.                 25,050       918,333
---------------------------------------------------------------------
InVision Technologies, Inc.(a)                   10,900       287,324
---------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)             14,200       637,722
---------------------------------------------------------------------
Rockwell Collins, Inc.                           13,600       316,336
=====================================================================
                                                            3,116,787
=====================================================================

APPLICATION SOFTWARE-6.14%

Documentum, Inc.(a)                              37,400       585,684
---------------------------------------------------------------------
Intuit Inc.(a)                                   11,900       558,348
---------------------------------------------------------------------
Mercury Interactive Corp.(a)                     26,700       791,655
---------------------------------------------------------------------
PeopleSoft, Inc.(a)                              11,000       201,300
=====================================================================
                                                            2,136,987
=====================================================================

AUTO PARTS & EQUIPMENT-1.78%

Gentex Corp.(a)                                  19,600       620,144
=====================================================================

BIOTECHNOLOGY-7.50%

Chiron Corp.(a)                                   2,100        78,960
---------------------------------------------------------------------
Enzon Pharmaceuticals, Inc.(a)                    5,800        96,976
---------------------------------------------------------------------
Gilead Sciences, Inc.(a)                         31,900     1,084,600
---------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                    15,400       510,818
---------------------------------------------------------------------
IDEXX Laboratories, Inc.(a)                       4,700       154,395
---------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(a)               8,900        70,666
---------------------------------------------------------------------
OraSure Technologies, Inc.(a)                    23,500       128,075
---------------------------------------------------------------------
PRAECIS Pharmaceuticals Inc.(a)                  72,100       234,325
---------------------------------------------------------------------
SangStat Medical Corp.(a)                        13,300       150,290
---------------------------------------------------------------------
Trimeris, Inc.(a)                                 2,400       103,416
=====================================================================
                                                            2,612,521
=====================================================================

COMPUTER & ELECTRONICS RETAIL-0.98%

CDW Computer Centers, Inc.(a)                     7,800       342,030
=====================================================================

COMPUTER HARDWARE-5.40%

Dell Computer Corp.(a)                           45,900     1,227,366
---------------------------------------------------------------------
Hewlett-Packard Co.                              15,200       263,872
---------------------------------------------------------------------
Pinnacle Systems, Inc.(a)                        28,600       389,246
=====================================================================
                                                            1,880,484
=====================================================================

COMPUTER STORAGE & PERIPHERALS-6.10%

Imation Corp.(a)                                  9,100       319,228
---------------------------------------------------------------------
Lexmark International, Inc.(a)                    4,200       254,100
---------------------------------------------------------------------
Overland Storage, Inc.(a)                        24,000       349,944
---------------------------------------------------------------------

                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS-(CONTINUED)

SanDisk Corp.(a)                                 25,900   $   525,770
---------------------------------------------------------------------
Storage Technology Corp.(a)                      22,800       488,376
---------------------------------------------------------------------
Western Digital Corp.(a)                         29,300       187,227
=====================================================================
                                                            2,124,645
=====================================================================

CONSUMER ELECTRONICS-0.63%

Garmin Ltd. (Cayman Islands)(a)                   4,000       117,200
---------------------------------------------------------------------
Harman International Industries, Inc.             1,700       101,150
=====================================================================
                                                              218,350
=====================================================================

DATA PROCESSING SERVICES-0.87%

eSPEED, Inc.-Class A(a)                          17,800       301,550
=====================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.69%

Itron, Inc.(a)                                    5,900       113,103
---------------------------------------------------------------------
OSI Systems, Inc.(a)                             28,000       475,440
=====================================================================
                                                              588,543
=====================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-6.45%

Accredo Health, Inc.(a)                          10,350       364,837
---------------------------------------------------------------------
Cerner Corp.(a)                                  22,000       687,720
---------------------------------------------------------------------
Covance Inc.(a)                                   6,700       164,753
---------------------------------------------------------------------
Express Scripts, Inc.(a)                          6,000       288,240
---------------------------------------------------------------------
IMPAC Medical Systems, Inc.(a)                   10,200       188,904
---------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)          13,000       302,120
---------------------------------------------------------------------
Quest Diagnostics Inc.(a)                         4,400       250,360
=====================================================================
                                                            2,246,934
=====================================================================

HEALTH CARE EQUIPMENT-0.81%

Boston Scientific Corp.(a)                        2,200        93,544
---------------------------------------------------------------------
Conceptus, Inc.(a)                               15,900       190,482
=====================================================================
                                                              284,026
=====================================================================

HEALTH CARE SUPPLIES-0.59%

ICU Medical, Inc.(a)                              5,500       205,150
=====================================================================

INTERNET RETAIL-3.05%

Amazon.com, Inc.(a)                              13,100       247,459
---------------------------------------------------------------------
eBay Inc.(a)                                     12,000       813,840
=====================================================================
                                                            1,061,299
=====================================================================

INTERNET SOFTWARE & SERVICES-7.00%

Expedia, Inc.-Class A(a)                          2,800       187,405
---------------------------------------------------------------------
Hotels.com-Class A(a)                             3,800       207,594
---------------------------------------------------------------------
Overture Services, Inc.(a)                       34,200       934,002
---------------------------------------------------------------------
PEC Solutions, Inc.(a)                            9,600       287,040
---------------------------------------------------------------------

                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-(CONTINUED)

Websense, Inc.(a)                                38,400   $   820,262
=====================================================================
                                                            2,436,303
=====================================================================

IT CONSULTING & SERVICES-2.29%

Affiliated Computer Services, Inc.-Class A(a)     8,000       421,200
---------------------------------------------------------------------
Anteon International Corp.(a)                     6,900       165,600
---------------------------------------------------------------------
Syntel, Inc.(a)                                  10,000       210,100
=====================================================================
                                                              796,900
=====================================================================

NETWORKING EQUIPMENT-2.05%

Cisco Systems, Inc.(a)                           32,300       423,130
---------------------------------------------------------------------
McDATA Corp.-Class A(a)                          13,000        92,300
---------------------------------------------------------------------
NetScreen Technologies, Inc.(a)                  11,800       198,712
=====================================================================
                                                              714,142
=====================================================================

PHARMACEUTICALS-2.28%

American Pharmaceutical Partners, Inc.(a)        16,100       286,580
---------------------------------------------------------------------
Biovail Corp. (Canada)(a)                         3,700        97,717
---------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      1,100       108,042
---------------------------------------------------------------------
Mylan Laboratories Inc.                           8,600       300,140
=====================================================================
                                                              792,479
=====================================================================

SEMICONDUCTOR EQUIPMENT-3.90%

Applied Materials, Inc.(a)                       23,700       308,811
---------------------------------------------------------------------
KLA-Tencor Corp.(a)                              10,500       371,385
---------------------------------------------------------------------
Lam Research Corp.(a)                            14,000       151,200
---------------------------------------------------------------------
Novellus Systems, Inc.(a)                         9,000       252,720
---------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                        11,500       273,252
=====================================================================
                                                            1,357,368
=====================================================================

SEMICONDUCTORS-10.31%

Analog Devices, Inc.(a)                          20,300       484,561
---------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)              19,100       348,575
---------------------------------------------------------------------
Intel Corp.                                      31,200       485,784
---------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)       19,100       360,226
---------------------------------------------------------------------
Microchip Technology Inc.                        24,900       608,805
---------------------------------------------------------------------
QLogic Corp.(a)                                   9,700       334,747
---------------------------------------------------------------------

                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------
SEMICONDUCTORS-(CONTINUED)

Silicon Laboratories Inc.(a)                     27,300   $   520,884
---------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)(a)                           49,960       352,218
---------------------------------------------------------------------
Zoran Corp.(a)                                    6,600        92,862
=====================================================================
                                                            3,588,662
=====================================================================

SYSTEMS SOFTWARE-6.55%

Microsoft Corp.(a)                               17,000       878,900
---------------------------------------------------------------------
Oracle Corp.(a)                                  17,900       193,320
---------------------------------------------------------------------
SafeNet, Inc.(a)                                  6,200       157,170
---------------------------------------------------------------------
Symantec Corp.(a)                                26,000     1,051,700
=====================================================================
                                                            2,281,090
=====================================================================

TELECOMMUNICATIONS EQUIPMENT-6.21%

Inter-Tel, Inc.                                  20,600       430,746
---------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                          34,600       536,300
---------------------------------------------------------------------
QUALCOMM Inc.(a)                                 17,300       629,547
---------------------------------------------------------------------
UTStarcom, Inc.(a)                               28,600       567,138
=====================================================================
                                                            2,163,731
=====================================================================

WIRELESS TELECOMMUNICATION SERVICES-4.65%

AT&T Wireless Services Inc.(a)                   59,000       333,350
---------------------------------------------------------------------
Nextel Communications, Inc.-Class A(a)           66,600       769,230
---------------------------------------------------------------------
United States Cellular Corp.(a)                  20,700       517,914
=====================================================================
                                                            1,620,494
=====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $34,581,400)                         33,490,619
=====================================================================

MONEY MARKET FUNDS-4.41%

STIC Liquid Assets Portfolio(b)                 767,869       767,869
---------------------------------------------------------------------
STIC Prime Portfolio(b)                         767,869       767,869
=====================================================================
    Total Money Market Funds (Cost
      $1,535,738)                                           1,535,738
=====================================================================
TOTAL INVESTMENTS-100.59% (Cost $36,117,138)               35,026,357
=====================================================================
OTHER ASSETS LESS LIABILITIES-(0.59%)                        (206,937)
=====================================================================
NET ASSETS-100.00%                                        $34,819,420
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $36,117,138)                                  $35,026,357
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  105,157
-----------------------------------------------------------
  Dividends                                           4,992
-----------------------------------------------------------
Investment for deferred compensation plan             9,930
-----------------------------------------------------------
Other assets                                         15,492
===========================================================
    Total assets                                 35,161,928
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            212,241
-----------------------------------------------------------
  Deferred compensation plan                          9,930
-----------------------------------------------------------
Accrued distribution fees                            44,137
-----------------------------------------------------------
Accrued transfer agent fees                          40,195
-----------------------------------------------------------
Accrued operating expenses                           36,005
===========================================================
    Total liabilities                               342,508
===========================================================
Net assets applicable to shares outstanding     $34,819,420
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $17,921,403
___________________________________________________________
===========================================================
Class B                                         $11,287,763
___________________________________________________________
===========================================================
Class C                                         $ 5,610,254
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           8,554,000
___________________________________________________________
===========================================================
Class B                                           5,469,643
___________________________________________________________
===========================================================
Class C                                           2,716,113
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      2.10
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $2.10 divided by
      94.50%)                                   $      2.22
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $      2.06
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      2.07
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends from affiliated money market funds   $     45,108
-----------------------------------------------------------
Dividends (net of foreign withholding tax of
  $2,646)                                             4,795
===========================================================
    Total investment income                          49,903
===========================================================

EXPENSES:

Advisory fees                                       485,881
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                       19,834
-----------------------------------------------------------
Distribution fees -- Class A                         91,540
-----------------------------------------------------------
Distribution fees -- Class B                        150,409
-----------------------------------------------------------
Distribution fees -- Class C                         73,929
-----------------------------------------------------------
Transfer agent fees                                 408,961
-----------------------------------------------------------
Trustees' fees                                        8,882
-----------------------------------------------------------
Other                                               148,554
===========================================================
    Total expenses                                1,437,990
===========================================================
Less: Fees waived                                  (318,936)
-----------------------------------------------------------
    Expenses paid indirectly                         (1,150)
===========================================================
    Net expenses                                  1,117,904
===========================================================
Net investment income (loss)                     (1,068,001)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (21,538,599)
-----------------------------------------------------------
  Option contracts written                           26,729
===========================================================
                                                (21,511,870)
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities        (9,795,967)
===========================================================
Net gain (loss) from investment securities
  and option contracts                          (31,307,837)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(32,375,838)
___________________________________________________________
===========================================================

See Notes to Financial Statements.
                                     FS-82

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,068,001)   $ (1,199,640)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    option contracts                                           (21,511,870)    (57,039,237)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (9,795,967)     19,156,038
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (32,375,838)    (39,082,839)
==========================================================================================
Share transactions-net:
  Class A                                                       (4,558,148)     18,653,815
------------------------------------------------------------------------------------------
  Class B                                                          (76,695)     11,339,309
------------------------------------------------------------------------------------------
  Class C                                                          (49,402)      5,592,841
==========================================================================================
    Net increase (decrease) in net assets                      (37,060,083)     (3,496,874)
==========================================================================================

NET ASSETS:

  Beginning of year                                             71,879,503      75,376,377
==========================================================================================
  End of year                                                 $ 34,819,420    $ 71,879,503
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $126,008,425    $131,756,854
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (13,231)         (9,414)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and option contracts                            (90,084,993)    (68,573,123)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (1,090,781)      8,705,186
==========================================================================================
                                                              $ 34,819,420    $ 71,879,503
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM New Technology Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A to 2.00%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $318,936.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $259,179 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B and Class C shares paid $91,540, $150,409 and $73,929, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $26,036 in front-end sales commissions from the sale of Class A shares and $12,879, $52 and $1,744 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,033 and reductions in custodian fees of $117 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,150.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
---------------------------------------------------------
Beginning of year                       --       $     --
---------------------------------------------------------
Written                                400         71,330
---------------------------------------------------------
Closed                                (200)       (38,899)
---------------------------------------------------------
Exercised                             (200)       (32,431)
=========================================================
End of year                             --       $     --
_________________________________________________________
=========================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended December 31, 2002 and 2001.

Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                $ (1,278,281)
-----------------------------------------------------------
Temporary book/tax differences                      (13,231)
-----------------------------------------------------------
Capital loss carryforward                       (87,276,353)
-----------------------------------------------------------
Post-October capital loss deferral               (2,621,140)
-----------------------------------------------------------
Shares of beneficial interest                   126,008,425
===========================================================
                                               $ 34,819,420
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable to the tax deferral of losses on wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2008                             $ 1,713,194
----------------------------------------------------------
December 31, 2009                              64,920,297
----------------------------------------------------------
December 31, 2010                              20,642,862
==========================================================
                                              $87,276,353
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $67,272,925 and $70,007,872, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 2,648,022
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (3,926,303)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                         $(1,278,281)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $36,304,638.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating losses on December 31, 2002, undistributed net investment income was increased by $1,064,184 and shares of beneficial interest was decreased by $1,064,184. This reclassification had no effect on the net assets of the Fund.


NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      5,223,337    $ 15,302,371    10,000,780    $ 42,952,707
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,752,720       4,858,039     4,015,952      17,550,457
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,520,889       6,642,310     2,552,966      10,916,402
======================================================================================================================
Conversion of Class B shares to Class A shares:*
  Class A                                                         66,515         173,943            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (66,825)       (173,943)           --              --
======================================================================================================================
Reacquired:
  Class A                                                     (7,168,084)    (20,034,462)   (6,054,184)    (24,298,892)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,811,718)     (4,760,791)   (1,587,360)     (6,211,148)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (2,549,808)     (6,691,712)   (1,346,193)     (5,323,561)
======================================================================================================================
                                                              (2,032,974)   $ (4,684,245)    7,581,961    $ 35,585,965
______________________________________________________________________________________________________________________
======================================================================================================================

* Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                                              --------------------------------------------
                                                                                          AUGUST 31, 2000
                                                                   YEAR ENDED             (DATE OPERATIONS
                                                                  DECEMBER 31,             COMMENCED) TO
                                                              ---------------------         DECEMBER 31,
                                                               2002          2001               2000
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  3.84       $  6.74           $ 10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.06)        (0.06)(a)         (0.02)(a)
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.68)        (2.84)            (3.24)
==========================================================================================================
    Total from investment operations                            (1.74)        (2.90)            (3.26)
==========================================================================================================
Net asset value, end of period                                $  2.10       $  3.84           $  6.74
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                (45.31)%      (43.03)%          (32.60)%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $17,921       $40,097           $43,732
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.00%(c)      1.86%             1.72%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.66%(c)      2.40%             2.47%(d)
==========================================================================================================
Ratio of net investment income (loss) to average net assets     (1.90)%(c)    (1.52)%           (0.66)%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate                                           144%          215%               54%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $26,154,274.
(d)  Annualized.

                                                                                CLASS B
                                                              --------------------------------------------
                                                                                          AUGUST 31, 2000
                                                                   YEAR ENDED             (DATE OPERATIONS
                                                                  DECEMBER 31,             COMMENCED) TO
                                                              ---------------------         DECEMBER 31,
                                                               2002          2001               2000
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  3.81       $  6.72           $ 10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.07)        (0.09)(a)         (0.04)(a)
==========================================================================================================
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.68)        (2.82)            (3.24)
==========================================================================================================
Total from investment operations                                (1.75)        (2.91)            (3.28)
==========================================================================================================
Net asset value, end of period                                $  2.06       $  3.81           $  6.72
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                (45.93)%      (43.30)%          (32.80)%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $11,288       $21,318           $21,296
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.65%(c)      2.51%             2.41%(d)
==========================================================================================================
  Without fee waivers                                            3.31%(c)      3.05%             3.16%(d)
==========================================================================================================
Ratio of net investment income (loss) to average net assets     (2.55)%(c)    (2.17)%           (1.36)%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate                                           144%          215%               54%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $15,040,921.
(d)  Annualized.

                                                                                CLASS C
                                                              -------------------------------------------
                                                                                         AUGUST 31, 2000
                                                                   YEAR ENDED            (DATE OPERATIONS
                                                                  DECEMBER 31,            COMMENCED) TO
                                                              --------------------         DECEMBER 31,
                                                               2002         2001               2000
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 3.81       $  6.73           $ 10.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.07)        (0.09)(a)         (0.04)(a)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (1.67)        (2.83)            (3.23)
=========================================================================================================
    Total from investment operations                           (1.74)        (2.92)            (3.27)
=========================================================================================================
Net asset value, end of period                                $ 2.07       $  3.81           $  6.73
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                               (45.67)%      (43.39)%          (32.70)%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $5,610       $10,465           $10,349
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.65%(c)      2.51%             2.41%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers                                           3.31%(c)      3.05%             3.16%(d)
=========================================================================================================
Ratio of net investment income (loss) to average net assets    (2.55)%(c)    (2.17)%           (1.35)%(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate                                          144%          215%               54%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $7,392,900.
(d)  Annualized.

NOTE 12--SUBSEQUENT EVENT

The Board of Trustees unanimously approved, on February 6, 2003, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM New Technology Fund ("New Technology Fund") would transfer substantially all of its assets to AIM Global Science and Technology Fund ("Global Science and Technology Fund"), a series of AIM Investment Funds. As a result of the transaction, shareholders of New Technology Fund would receive shares of Global Science and Technology Fund in exchange for their shares of New Technology Fund, and New Technology Fund would cease operations.

   The Plan requires approval of New Technology Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in June 2003. If the Plan is approved by shareholders of New Technology Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Premier Equity Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Premier Equity Fund, formerly known as Value Fund, (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years then ended and the financial highlights for each of the periods indicated in the three years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report, dated February 14, 2000, expressed an unqualified opinion thereon.

/S/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-92.29%

ADVERTISING-1.29%

Omnicom Group Inc.                               1,870,000   $  120,802,000
===========================================================================

AIRLINES-0.67%

Southwest Airlines Co.                           4,500,000       62,550,000
===========================================================================

APPLICATION SOFTWARE-0.83%

BEA Systems, Inc.(a)                             4,555,400       52,250,438
---------------------------------------------------------------------------
Intuit Inc.(a)                                     534,000       25,055,280
===========================================================================
                                                                 77,305,718
===========================================================================

BANKS-3.39%

Bank of America Corp.                            2,820,000      196,187,400
---------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                 5,072,800      121,544,288
===========================================================================
                                                                317,731,688
===========================================================================

BIOTECHNOLOGY-0.53%

Amgen Inc.(a)                                    1,029,100       49,746,694
===========================================================================

BREWERS-0.79%

Anheuser-Busch Cos., Inc.                        1,526,200       73,868,080
===========================================================================

BROADCASTING & CABLE TV-5.15%

Comcast Corp.-Class A(a)                         1,749,132       41,227,041
---------------------------------------------------------------------------
Comcast Corp.-Special Class A(a)                 7,542,000      170,373,780
---------------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)              9,526,500      270,552,600
===========================================================================
                                                                482,153,421
===========================================================================

BUILDING PRODUCTS-0.25%

Masco Corp.                                      1,100,000       23,155,000
===========================================================================

COMPUTER & ELECTRONICS RETAIL-1.24%

Best Buy Co., Inc.(a)                            4,808,400      116,122,860
===========================================================================

COMPUTER HARDWARE-4.13%

Dell Computer Corp.(a)                           8,200,000      219,268,000
---------------------------------------------------------------------------
Hewlett-Packard Co.                              5,966,900      103,585,384
---------------------------------------------------------------------------
International Business Machines Corp.              821,000       63,627,500
===========================================================================
                                                                386,480,884
===========================================================================

CONSUMER FINANCE-1.12%

MBNA Corp.                                       5,513,800      104,872,476
===========================================================================

DATA PROCESSING SERVICES-1.72%

First Data Corp.                                 4,562,500      161,558,125
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

DEPARTMENT STORES-0.92%

Federated Department Stores, Inc.(a)             3,000,000   $   86,280,000
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-11.04%

American Express Co.                             1,250,000       44,187,500
---------------------------------------------------------------------------
Citigroup Inc.                                  10,000,000      351,900,000
---------------------------------------------------------------------------
Fannie Mae                                       2,943,000      189,323,190
---------------------------------------------------------------------------
Freddie Mac                                      4,060,000      239,743,000
---------------------------------------------------------------------------
J.P. Morgan Chase & Co.                          2,020,000       48,480,000
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        1,250,000       47,437,500
---------------------------------------------------------------------------
Morgan Stanley                                   2,825,000      112,774,000
===========================================================================
                                                              1,033,845,190
===========================================================================

DRUG RETAIL-1.14%

Walgreen Co.                                     3,668,300      107,077,677
===========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.49%

Celestica Inc. (Canada)(a)                       3,233,900       45,597,990
===========================================================================

ENVIRONMENTAL SERVICES-0.88%

Waste Management, Inc.                           3,600,000       82,512,000
===========================================================================

FOOTWEAR-1.69%

NIKE, Inc.-Class B                               3,550,000      157,868,500
===========================================================================

GENERAL MERCHANDISE STORES-3.17%

Target Corp.                                     8,547,000      256,410,000
---------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Mexico)                                      17,488,800       40,138,230
===========================================================================
                                                                296,548,230
===========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.14%

Laboratory Corp. of America Holdings(a)            562,300       13,067,852
===========================================================================

HEALTH CARE EQUIPMENT-0.55%

Baxter International Inc.                        1,851,300       51,836,400
===========================================================================

HEALTH CARE FACILITIES-2.96%

HCA Inc.                                         6,671,300      276,858,950
===========================================================================

HOUSEHOLD PRODUCTS-2.53%

Kimberly-Clark Corp.                             1,000,000       47,470,000
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-(CONTINUED)

Procter & Gamble Co. (The)                       2,203,700   $  189,385,978
===========================================================================
                                                                236,855,978
===========================================================================

INDUSTRIAL CONGLOMERATES-2.40%

General Electric Co.                             9,231,700      224,791,895
===========================================================================

INDUSTRIAL MACHINERY-1.26%

Danaher Corp.                                    1,791,900      117,727,830
===========================================================================

INTEGRATED OIL & GAS-5.78%

BP PLC-ADR (United Kingdom)                      2,990,000      121,543,500
---------------------------------------------------------------------------
ChevronTexaco Corp.                              2,340,000      155,563,200
---------------------------------------------------------------------------
Exxon Mobil Corp.                                7,560,000      264,146,400
===========================================================================
                                                                541,253,100
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.78%

AT&T Corp.                                       1,081,380       28,234,832
---------------------------------------------------------------------------
SBC Communications Inc.                          2,022,200       54,821,842
---------------------------------------------------------------------------
Verizon Communications Inc.                      2,170,000       84,087,500
===========================================================================
                                                                167,144,174
===========================================================================

IT CONSULTING & SERVICES-0.73%

Accenture Ltd.-Class A (Bermuda)(a)              2,180,000       39,218,200
---------------------------------------------------------------------------
Affiliated Computer Services, Inc.-Class A(a)      548,700       28,889,055
===========================================================================
                                                                 68,107,255
===========================================================================

LIFE & HEALTH INSURANCE-0.55%

AFLAC Inc.                                       1,725,000       51,957,000
===========================================================================

MANAGED HEALTH CARE-2.53%

Anthem, Inc.(a)                                  1,109,800       69,806,420
---------------------------------------------------------------------------
UnitedHealth Group Inc.                          2,000,000      167,000,000
===========================================================================
                                                                236,806,420
===========================================================================

MOVIES & ENTERTAINMENT-1.97%

AOL Time Warner Inc.(a)                          4,000,000       52,400,000
---------------------------------------------------------------------------
Viacom Inc.-Class B(a)                           3,250,000      132,470,000
===========================================================================
                                                                184,870,000
===========================================================================

MULTI-LINE INSURANCE-4.06%

American International Group, Inc.               5,360,000      310,076,000
---------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)    1,550,000       70,416,500
===========================================================================
                                                                380,492,500
===========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.63%

Duke Energy Corp.                                3,000,000       58,620,000
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

NETWORKING EQUIPMENT-1.16%

Cisco Systems, Inc.(a)                           8,270,000   $  108,337,000
===========================================================================

OIL & GAS DRILLING-0.94%

GlobalSantaFe Corp. (Cayman Islands)             1,060,000       25,779,200
---------------------------------------------------------------------------
Transocean Inc.                                  2,700,000       62,640,000
===========================================================================
                                                                 88,419,200
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.87%

Baker Hughes Inc.                                3,850,000      123,931,500
---------------------------------------------------------------------------
BJ Services Co.(a)                               1,591,200       51,411,672
===========================================================================
                                                                175,343,172
===========================================================================

PACKAGED FOODS & MEATS-0.81%

Sara Lee Corp.                                   3,374,200       75,953,242
===========================================================================

PHARMACEUTICALS-7.75%

Allergan, Inc.                                   1,250,600       72,059,572
---------------------------------------------------------------------------
Johnson & Johnson                                2,504,700      134,527,437
---------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                    2,946,100       50,643,459
---------------------------------------------------------------------------
Merck & Co. Inc.                                   863,100       48,860,091
---------------------------------------------------------------------------
Pfizer Inc.                                     12,156,600      371,627,262
---------------------------------------------------------------------------
Wyeth                                            1,276,600       47,744,840
===========================================================================
                                                                725,462,661
===========================================================================

PROPERTY & CASUALTY INSURANCE-1.61%

Allstate Corp. (The)                             2,633,500       97,413,165
---------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A(a)     1,194,945       17,505,944
---------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B(a)     2,425,938       35,539,992
===========================================================================
                                                                150,459,101
===========================================================================

RESTAURANTS-1.28%

Yum! Brands, Inc.(a)                             4,937,300      119,581,406
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.72%

Applied Materials, Inc.(a)                       5,200,000       67,756,000
===========================================================================

SEMICONDUCTORS-1.55%

Analog Devices, Inc.(a)                          4,638,000      110,709,060
---------------------------------------------------------------------------
Micron Technology, Inc.(a)                       3,503,200       34,121,168
===========================================================================
                                                                144,830,228
===========================================================================

SOFT DRINKS-0.53%

PepsiCo, Inc.                                    1,165,300       49,198,966
===========================================================================

SPECIALTY STORES-0.30%

Staples, Inc.(a)                                 1,550,000       28,365,000
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

SYSTEMS SOFTWARE-3.49%

Microsoft Corp.(a)                               6,319,100   $  326,697,470
===========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.18%

QUALCOMM Inc.(a)                                   475,000       17,285,250
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.79%

Nextel Communications, Inc.-Class A(a)           8,000,000       92,400,000
---------------------------------------------------------------------------
Sprint Corp. (PCS Group)(a)                     17,250,000       75,555,000
===========================================================================
                                                                167,955,000
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $9,963,210,043)                         8,642,109,583
===========================================================================

                                                PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILLS-0.26%

1.18%, 03/20/03 (Cost $24,936,083)(b)          $25,000,000(c)     24,936,083
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
MONEY MARKET FUNDS-7.94%

STIC Liquid Assets Portfolio(d)                371,645,740   $  371,645,740
---------------------------------------------------------------------------
STIC Prime Portfolio(d)                        371,645,740      371,645,740
===========================================================================
    Total Money Market Funds (Cost
      $743,291,480)                                             743,291,480
===========================================================================
TOTAL INVESTMENTS-100.49% (excluding
  investments purchased with cash collateral
  from securities loans) (Cost
  $10,731,437,606)                                            9,410,337,146
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANS

MONEY MARKET FUNDS-1.45%

STIC Liquid Assets Portfolio(d)(e)             135,612,100      135,612,100
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loans)
      (Cost $135,612,100)                                       135,612,100
===========================================================================
TOTAL INVESTMENTS-101.94% (Cost
  $10,867,049,706)                                            9,545,949,246
===========================================================================
OTHER ASSETS LESS LIABILITIES-(1.94%)                          (181,735,612)
===========================================================================
NET ASSETS-100.00%                                           $9,364,213,634
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 9.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $10,867,049,706)*                              $9,545,949,246
---------------------------------------------------------------
Receivables for:
  Foreign currency contracts closed                      13,810
---------------------------------------------------------------
  Variation margin                                      507,500
---------------------------------------------------------------
  Fund shares sold                                    3,488,114
---------------------------------------------------------------
  Dividends                                           8,509,300
---------------------------------------------------------------
  Amount due from advisor                                86,326
---------------------------------------------------------------
Investment for deferred compensation plan               290,076
---------------------------------------------------------------
Other assets                                            103,771
===============================================================
    Total assets                                  9,558,948,143
_______________________________________________________________
===============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             42,421,330
---------------------------------------------------------------
  Foreign currency contracts outstanding                 80,695
---------------------------------------------------------------
  Deferred compensation plan                            290,076
---------------------------------------------------------------
  Collateral upon return of securities loaned       135,612,100
---------------------------------------------------------------
Accrued distribution fees                             9,743,211
---------------------------------------------------------------
Accrued transfer agent fees                           4,865,176
---------------------------------------------------------------
Accrued operating expenses                            1,721,921
===============================================================
    Total liabilities                               194,734,509
===============================================================
Net assets applicable to shares outstanding      $9,364,213,634
_______________________________________________________________
===============================================================

NET ASSETS:

Class A                                          $4,642,361,174
_______________________________________________________________
===============================================================
Class B                                          $4,274,488,830
_______________________________________________________________
===============================================================
Class C                                          $  444,901,410
_______________________________________________________________
===============================================================
Class R                                          $      207,230
_______________________________________________________________
===============================================================
Institutional Class                              $    2,254,990
_______________________________________________________________
===============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                             617,747,702
_______________________________________________________________
===============================================================
Class B                                             604,890,062
_______________________________________________________________
===============================================================
Class C                                              62,919,613
_______________________________________________________________
===============================================================
Class R                                                  27,622
_______________________________________________________________
===============================================================
Institutional Class                                     298,733
_______________________________________________________________
===============================================================
Class A:
  Net asset value per share                      $         7.51
---------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.51 divided by
      94.50%)                                    $         7.95
_______________________________________________________________
===============================================================
Class B:
  Net asset value and offering price per
    share                                        $         7.07
_______________________________________________________________
===============================================================
Class C:
  Net asset value and offering price per
    share                                        $         7.07
_______________________________________________________________
===============================================================
Class R:
  Net asset value and offering price per
    share                                        $         7.50
_______________________________________________________________
===============================================================
Institutional Class:
  Net asset value and offering price per
    share                                        $         7.55
_______________________________________________________________
===============================================================

* At December 31, 2002, securities with an aggregate market value of $127,303,643 were on loan to brokers.

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  of $931,864)                               $   131,929,618
------------------------------------------------------------
Dividends from affiliated money market
  funds                                           11,444,944
------------------------------------------------------------
Interest                                             256,012
------------------------------------------------------------
Security lending income                              495,706
============================================================
    Total investment income                      144,126,280
============================================================

EXPENSES:

Advisory fees                                     83,590,822
------------------------------------------------------------
Administrative services fees                         744,086
------------------------------------------------------------
Custodian fees                                       684,471
------------------------------------------------------------
Distribution fees -- Class A                      15,750,421
------------------------------------------------------------
Distribution fees -- Class B                      63,731,957
------------------------------------------------------------
Distribution fees -- Class C                       6,578,274
------------------------------------------------------------
Distribution fees -- Class R                             245
------------------------------------------------------------
Transfer agent fees                               37,443,289
------------------------------------------------------------
Transfer agent fees -- Institutional
  Class                                                  245
------------------------------------------------------------
Trustees' fees                                        80,129
------------------------------------------------------------
Other                                              2,962,365
============================================================
    Total expenses                               211,566,304
============================================================
Less: Fees waived                                 (3,054,474)
------------------------------------------------------------
    Expenses paid indirectly                        (210,746)
============================================================
    Net expenses                                 208,301,084
============================================================
Net investment income (loss)                     (64,174,804)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FOREIGN CURRENCY CONTRACTS,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                       (2,368,354,018)
------------------------------------------------------------
  Foreign currencies                                  98,988
------------------------------------------------------------
  Foreign currency contracts                     (12,941,191)
------------------------------------------------------------
  Futures contracts                                7,963,006
------------------------------------------------------------
  Option contracts written                         2,353,635
============================================================
                                              (2,370,879,580)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                       (2,857,170,626)
------------------------------------------------------------
  Foreign currency contracts                        (306,318)
------------------------------------------------------------
  Futures contracts                              (13,703,102)
============================================================
                                              (2,871,180,046)
============================================================
Net gain (loss) from investment
  securities, foreign currencies, foreign
  currency contracts, futures contracts
  and option contracts                        (5,242,059,626)
============================================================
Net increase (decrease) in net assets
  resulting from operations                  $(5,306,234,430)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                   2002               2001
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (64,174,804)   $   (94,503,881)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                             (2,370,879,580)    (1,808,699,179)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currency contracts,
    futures contracts and option contracts                     (2,871,180,046)    (1,379,243,076)
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (5,306,234,430)    (3,282,446,136)
================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                  --        (11,567,785)
------------------------------------------------------------------------------------------------
  Class B                                                                  --        (13,103,850)
------------------------------------------------------------------------------------------------
  Class C                                                                  --         (1,340,169)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      (1,392,867,197)    (1,265,245,616)
------------------------------------------------------------------------------------------------
  Class B                                                      (2,339,535,311)    (1,623,452,392)
------------------------------------------------------------------------------------------------
  Class C                                                        (232,888,880)      (147,015,896)
------------------------------------------------------------------------------------------------
  Class R                                                             200,138                 --
------------------------------------------------------------------------------------------------
  Institutional Class                                               2,649,533                 --
================================================================================================
    Net increase (decrease) in net assets                      (9,268,676,147)    (6,344,171,844)
================================================================================================

NET ASSETS:

  Beginning of year                                            18,632,889,781     24,977,061,625
================================================================================================
  End of year                                                 $ 9,364,213,634    $18,632,889,781
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $14,879,846,787    $18,906,290,031
------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (911,328)          (837,038)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts, futures contracts and option contracts          (4,183,755,135)    (1,812,776,568)
------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currency contracts, futures
    contracts and option contracts                             (1,330,966,690)     1,540,213,356
================================================================================================
                                                              $ 9,364,213,634    $18,632,889,781
________________________________________________________________________________________________
================================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Premier Equity Fund (formerly AIM Value Fund) (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares and Class R shares are subject to CDSC charges. Class R shares and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and option is exercised.

J. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $3,054,474.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $744,086 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $19,893,993 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B, Class C and Class R shares paid $15,750,421, $63,731,957, $6,578,274, and $245, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $848,167 in front-end sales commissions from the sale of Class A shares and $122,647, $6,244, $64,761 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $27,184 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $208,098 and reductions in custodian fees of $2,648 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $210,746.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At December 31, 2002, securities with an aggregate value of $127,303,643 were on loan to brokers. The loans were secured by cash collateral of $135,612,100 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended December 31, 2002, the Fund received fees of $495,706 for securities lending.

NOTE 7--FOREIGN CURRENCY CONTRACTS

Outstanding foreign currency contracts at December 31, 2002 were as follows:

                              CONTRACT TO                          UNREALIZED
SETTLEMENT              ------------------------                  APPRECIATION
   DATE      CURRENCY    DELIVER       RECEIVE        VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------
 02/25/03      CAD      58,000,000   $36,729,868   $36,810,563      $(80,695)
_______________________________________________________________________________
===============================================================================

NOTE 8--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                    ------------------------
                                    NUMBER OF     PREMIUMS
                                    CONTRACTS     RECEIVED
------------------------------------------------------------
Beginning of year                        --      $        --
------------------------------------------------------------
Written                              12,750        2,563,635
------------------------------------------------------------
Closed                               (5,000)        (860,687)
------------------------------------------------------------
Expired                              (7,750)      (1,702,948)
============================================================
End of year                              --      $        --
____________________________________________________________
============================================================

NOTE 9--FUTURES CONTRACTS

On December 31, 2002, $22,964,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2002 were as follows:

                                                      UNREALIZED
           NO. OF        MONTH/         MARKET       APPRECIATION
CONTRACT  CONTRACTS    COMMITMENT       VALUE       (DEPRECIATION)
------------------------------------------------------------------
S&P 500
  Index    1,450      Mar.-03/Long   $318,601,250    $(9,785,535)
__________________________________________________________________
==================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                        2002        2001
------------------------------------------------------------
Distributions paid from long-term
  capital gain                          $  --    $26,011,804
____________________________________________________________
============================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation)-investments                 $(1,328,230,399)
------------------------------------------------------------
Temporary book/tax differences                      (911,328)
------------------------------------------------------------
Capital loss carryforward                     (3,947,477,498)
------------------------------------------------------------
Post-October capital loss deferral              (239,013,928)
------------------------------------------------------------
Shares of beneficial interest                 14,879,846,787
============================================================
                                             $ 9,364,213,634
____________________________________________________________
============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain forward foreign currency contracts and on certain futures contracts.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The

Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
------------------------------------------------------------
December 31, 2009                             $1,670,556,615
------------------------------------------------------------
December 31, 2010                              2,276,920,883
============================================================
                                              $3,947,477,498
____________________________________________________________
============================================================

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $4,532,169,723 and $8,276,006,948, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $   786,963,948
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (2,115,194,347)
============================================================
Net unrealized appreciation (depreciation)
  of investment securities                   $(1,328,230,399)
____________________________________________________________
============================================================
Cost of investments for tax purposes is $10,874,179,645.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating loss, foreign currency transactions, and other items on December 31, 2002, undistributed net investment income (loss) was increased by $64,100,514, undistributed net realized gains (losses) decreased by $98,987 and shares of beneficial interest decreased by $64,001,527. This reclassification had no effect on the net assets of the Fund.


NOTE 13--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                           2002                               2001
                                                              -------------------------------    -------------------------------
                                                                 SHARES           AMOUNT            SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       73,118,435    $   657,092,554      99,493,160    $ 1,142,786,605
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       22,610,679        195,949,105      53,393,062        589,020,838
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                        5,748,410         50,204,828      14,110,226        155,875,910
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                          29,155            211,650              --                 --
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                            345,082          3,005,669              --                 --
================================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                               --                 --       1,047,730         11,046,064
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                               --                 --       1,221,981         12,181,662
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                               --                 --         126,038          1,257,875
================================================================================================================================
Conversion of Class B shares to Class A shares:***
  Class A                                                       37,066,076        329,215,215              --                 --
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (39,184,836)      (329,215,215)             --                 --
================================================================================================================================
Reacquired:
  Class A                                                     (274,622,366)    (2,379,174,966)   (215,650,396)    (2,419,078,285)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (270,457,065)    (2,206,269,201)   (208,566,724)    (2,224,654,892)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (34,348,509)      (283,093,708)    (28,342,494)      (304,149,681)
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                          (1,533)           (11,512)             --                 --
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                            (46,349)          (356,136)             --                 --
================================================================================================================================
                                                              (479,742,821)   $(3,962,441,717)   (283,167,417)   $(3,035,713,904)
________________________________________________________________________________________________________________________________
================================================================================================================================

 *  Class R shares commenced sales on June 3, 2002.
 ** Institutional Class shares commenced sales on March 15, 2002.
*** Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                CLASS A
                                            -------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                               2002             2001         2000(a)             1999(a)          1998(a)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    10.87       $    12.51    $     16.28         $     13.40       $    10.81
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.01)(b)         0.00          (0.04)(b)           (0.01)            0.03
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     (3.35)           (1.63)         (2.42)               3.97             3.46
===========================================================================================================================
    Total from investment operations             (3.36)           (1.63)         (2.46)               3.96             3.49
===========================================================================================================================
Less distributions:
  Dividends from net investment income              --               --             --                  --            (0.03)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             --            (0.01)         (1.31)              (1.08)           (0.87)
===========================================================================================================================
    Total distributions                             --            (0.01)         (1.31)              (1.08)           (0.90)
===========================================================================================================================
Net asset value, end of period              $     7.51       $    10.87    $     12.51         $     16.28       $    13.40
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                 (30.91)%         (12.99)%       (14.95)%             29.95%           32.76%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $4,642,361       $8,502,699    $11,223,504         $12,640,073       $8,823,094
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                1.17%(d)         1.08%          1.00%               1.00%            1.00%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                             1.19%(d)         1.12%          1.04%               1.02%            1.02%
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.08)%(d)       (0.03)%        (0.11)%             (0.09)%           0.26%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                             36%              38%            67%                 66%             113%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $6,300,168,423.


                                                                               CLASS B
                                            -----------------------------------------------------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                            -----------------------------------------------------------------------------
                                               2002             2001         2000(a)           1999(a)          1998(a)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    10.30       $    11.94    $     15.73       $     13.08       $    10.63
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.07)(b)        (0.09)         (0.31)(b)         (0.13)(b)        (0.06)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     (3.16)           (1.54)         (2.17)             3.86             3.38
=========================================================================================================================
    Total from investment operations             (3.23)           (1.63)         (2.48)             3.73             3.32
=========================================================================================================================
Less distributions from net realized
  gains                                             --            (0.01)         (1.31)            (1.08)           (0.87)
=========================================================================================================================
Net asset value, end of period              $     7.07       $    10.30    $     11.94       $     15.73       $    13.08
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                 (31.36)%         (13.61)%       (15.65)%           28.94%           31.70%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $4,274,489       $9,186,980    $12,491,366       $14,338,087       $9,680,068
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                1.92%(d)         1.84%          1.77%             1.79%            1.80%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                             1.94%(d)         1.88%          1.81%             1.81%            1.82%
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.84)%(d)       (0.79)%        (0.89)%           (0.88)%          (0.54)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                             36%              38%            67%               66%             113%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $6,373,195,661.


                                                                          CLASS C
                                            -------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                            -------------------------------------------------------------------
                                              2002           2001       2000(a)         1999(a)        1998(a)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  10.31       $  11.95    $    15.74       $ 13.09        $  10.63
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.07)(b)      (0.09)        (0.31)(b)     (0.13)(b)       (0.06)(b)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   (3.17)         (1.54)        (2.17)         3.86            3.39
===============================================================================================================
    Total from investment operations           (3.24)         (1.63)        (2.48)         3.73            3.33
===============================================================================================================
Less distributions from net realized
  gains                                           --          (0.01)        (1.31)        (1.08)          (0.87)
===============================================================================================================
Net asset value, end of period              $   7.07       $  10.31    $    11.95       $ 15.74        $  13.09
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(c)                               (31.43)%       (13.60)%      (15.62)%       28.92%          31.72%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $444,901       $943,211    $1,262,192       $860,859       $212,095
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                              1.92%(d)       1.84%         1.77%         1.79%           1.80%
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                           1.94%(d)       1.88%         1.81%         1.81%           1.82%
===============================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.84)%(d)     (0.79)%       (0.88)%       (0.88)%         (0.54)%
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                           36%            38%           67%           66%            113%
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $657,827,376.

                                                                        CLASS R
                                                                -----------------------
                                                                     JUNE 3, 2002
                                                                (DATES SALES COMMENCED)
                                                                    TO DECEMBER 31,
                                                                         2002
---------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $  9.16
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                            (0.02)(a)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                           (1.64)
=======================================================================================
    Total from investment operations                                      (1.66)
=======================================================================================
Net asset value, end of period                                          $  7.50
_______________________________________________________________________________________
=======================================================================================
Total return(b)                                                          (18.12)%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $   207
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                         1.48%(c)
---------------------------------------------------------------------------------------
  Without fee waivers                                                      1.50%(c)
=======================================================================================
Ratio of net investment income (loss) to average net assets               (0.40)%(c)
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate                                                      36%
_______________________________________________________________________________________
=======================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $84,957.

                                                                  INSTITUTIONAL CLASS
                                                                -----------------------
                                                                    MARCH 15, 2002
                                                                (DATES SALES COMMENCED)
                                                                    TO DECEMBER 31,
                                                                         2002
---------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $ 10.66
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                    0.03(a)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                           (3.14)
=======================================================================================
    Total from investment operations                                      (3.11)
=======================================================================================
Net asset value, end of period                                          $  7.55
_______________________________________________________________________________________
=======================================================================================
Total return(b)                                                          (29.17)%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $ 2,255
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                         0.66%(c)
---------------------------------------------------------------------------------------
  Without fee waivers                                                      0.68%(c)
=======================================================================================
Ratio of net investment income to average net assets                       0.42%(c)
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate                                                      36%
_______________________________________________________________________________________
=======================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,630,390.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Premier Equity II Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Premier Equity II Fund, formerly known as Value II Fund, (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                                          MARKET
                                                          SHARES           VALUE
-----------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-80.83%

ADVERTISING-1.61%

Omnicom Group Inc.                                          19,000      $ 1,227,400
===================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.18%

Coach, Inc.(a)                                              50,500        1,662,460
===================================================================================

BANKS-3.08%

Bank of America Corp.                                       22,500        1,565,325
-----------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                            32,400          776,304
===================================================================================
                                                                          2,341,629
===================================================================================

BIOTECHNOLOGY-0.82%

Amgen Inc.(a)                                               12,900          623,586
===================================================================================

BREWERS-2.14%

Anheuser-Busch Cos., Inc.                                   21,700        1,050,280
-----------------------------------------------------------------------------------
Coors (Adolph) Co.-Class B                                   9,500          581,875
===================================================================================
                                                                          1,632,155
===================================================================================

BROADCASTING & CABLE TV-2.32%

Comcast Corp.-Special Class A(a)                            47,700        1,077,543
-----------------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)                    28,200          690,900
===================================================================================
                                                                          1,768,443
===================================================================================

COMPUTER & ELECTRONICS RETAIL-2.41%

Best Buy Co., Inc.(a)                                       21,500          519,225
-----------------------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                               30,000        1,315,500
===================================================================================
                                                                          1,834,725
===================================================================================

COMPUTER HARDWARE-1.87%

Dell Computer Corp.(a)                                      53,200        1,422,568
===================================================================================

CONSTRUCTION & ENGINEERING-2.35%

Jacobs Engineering Group Inc.(a)                            50,300        1,790,680
===================================================================================

CONSUMER FINANCE-0.70%

MBNA Corp.                                                  28,000          532,560
===================================================================================

DATA PROCESSING SERVICES-2.67%

BISYS Group, Inc. (The)(a)                                  44,800          712,320
-----------------------------------------------------------------------------------
Concord EFS, Inc.(a)                                        40,000          629,600
-----------------------------------------------------------------------------------
First Data Corp.                                            19,500          690,495
===================================================================================
                                                                          2,032,415
===================================================================================

                                                                          MARKET
                                                          SHARES           VALUE
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES-9.82%

Citigroup Inc.                                              55,300      $ 1,946,007
-----------------------------------------------------------------------------------
Fannie Mae                                                  29,000        1,865,570
-----------------------------------------------------------------------------------
Freddie Mac                                                 36,000        2,125,800
-----------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                8,600          458,294
-----------------------------------------------------------------------------------
Morgan Stanley                                              27,100        1,081,832
===================================================================================
                                                                          7,477,503
===================================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.54%

Diebold, Inc.                                               10,000          412,200
===================================================================================

EMPLOYMENT SERVICES-0.80%

Robert Half International Inc.(a)                           38,000          612,180
===================================================================================

GENERAL MERCHANDISE STORES-1.78%

Target Corp.                                                45,200        1,356,000
===================================================================================

HEALTH CARE FACILITIES-4.81%

HCA Inc.                                                    55,600        2,307,400
-----------------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                                45,200        1,352,881
===================================================================================
                                                                          3,660,281
===================================================================================

HOUSEHOLD PRODUCTS-1.69%

Procter & Gamble Co. (The)                                  15,000        1,289,100
===================================================================================

INDUSTRIAL CONGLOMERATES-1.20%

General Electric Co.                                        37,400          910,690
===================================================================================

INDUSTRIAL MACHINERY-1.60%

Danaher Corp.                                               18,500        1,215,450
===================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.41%

SBC Communications Inc.                                     11,500          311,765
===================================================================================

IT CONSULTING & SERVICES-2.54%

Affiliated Computer Services, Inc.-Class A(a)               36,800        1,937,520
===================================================================================

LIFE & HEALTH INSURANCE-0.88%

AFLAC Inc.                                                  22,200          668,664
===================================================================================

MANAGED HEALTH CARE-2.63%

Anthem, Inc.(a)                                             21,500        1,352,350
-----------------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                            9,100          647,556
===================================================================================
                                                                          1,999,906
===================================================================================

                                                                          MARKET
                                                          SHARES           VALUE
-----------------------------------------------------------------------------------

METAL & GLASS CONTAINERS-0.57%

Pactiv Corp.(a)                                             20,000      $   437,200
===================================================================================

MOTORCYCLE MANUFACTURERS-0.49%

Harley-Davidson, Inc.                                        8,000          369,600
===================================================================================

MOVIES & ENTERTAINMENT-1.59%

Viacom Inc.-Class B(a)                                      29,800        1,214,648
===================================================================================

MULTI-LINE INSURANCE-2.35%

American International Group, Inc.                          30,900        1,787,565
===================================================================================

NETWORKING EQUIPMENT-0.52%

NetScreen Technologies, Inc.(a)                             23,500          395,740
===================================================================================

OIL & GAS DRILLING-1.12%

ENSCO International Inc.                                    29,000          854,050
===================================================================================

OIL & GAS EQUIPMENT & SERVICES-2.60%

Baker Hughes Inc.                                           27,400          882,006
-----------------------------------------------------------------------------------
BJ Services Co.(a)                                          34,000        1,098,540
===================================================================================
                                                                          1,980,546
===================================================================================

PACKAGED FOODS & MEATS-0.92%

Sara Lee Corp.                                              31,000          697,810
===================================================================================

PHARMACEUTICALS-5.73%

Allergan, Inc.                                              24,200        1,394,404
-----------------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                               36,300          623,997
-----------------------------------------------------------------------------------
Pfizer Inc.                                                 76,600        2,341,662
===================================================================================
                                                                          4,360,063
===================================================================================

PROPERTY & CASUALTY INSURANCE-2.84%

Allstate Corp. (The)                                        22,000          813,780
-----------------------------------------------------------------------------------
Ambac Financial Group, Inc.                                 20,200        1,136,048
-----------------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A(a)                 2,389           34,999
-----------------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B(a)                11,908          174,452
===================================================================================
                                                                          2,159,279
===================================================================================

RESTAURANTS-2.07%

Brinker International, Inc.(a)                              26,400          851,400
-----------------------------------------------------------------------------------
Yum! Brands, Inc.(a)                                        30,000          726,600
===================================================================================
                                                                          1,578,000
===================================================================================

SEMICONDUCTORS-2.96%

Analog Devices, Inc.(a)                                     19,000          453,530
-----------------------------------------------------------------------------------

                                                                          MARKET
                                                          SHARES           VALUE
-----------------------------------------------------------------------------------
SEMICONDUCTORS-(CONTINUED)

Microchip Technology Inc.                                   58,000      $ 1,418,100
-----------------------------------------------------------------------------------
Micron Technology, Inc.(a)                                  39,000          379,860
===================================================================================
                                                                          2,251,490
===================================================================================

SPECIALTY STORES-3.34%

Advance Auto Parts, Inc.(a)                                 16,000          782,400
-----------------------------------------------------------------------------------
Michaels Stores, Inc.(a)                                    11,600          363,080
-----------------------------------------------------------------------------------
PETsMART, Inc.(a)                                           25,100          429,963
-----------------------------------------------------------------------------------
Weight Watchers International, Inc.(a)                       8,500          390,745
-----------------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                                    21,400          581,010
===================================================================================
                                                                          2,547,198
===================================================================================

SYSTEMS SOFTWARE-2.88%

Microsoft Corp.(a)                                          33,100        1,711,270
-----------------------------------------------------------------------------------
Network Associates, Inc.(a)                                 30,000          482,700
===================================================================================
                                                                          2,193,970
===================================================================================
    Total Domestic Common Stocks (Cost $65,900,307)                      61,547,039
===================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS-13.54%

BERMUDA-6.04%

Accenture Ltd.-Class A (IT Consulting & Services)(a)                        512,715
-----------------------------------------------------------------------------------
Bunge Ltd. (Agricultural Products)                          10,000          240,600
-----------------------------------------------------------------------------------
Everest Re Group, Ltd. (Reinsurance)                        34,600        1,913,380
-----------------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance Brokers)(a)           67,300        1,929,491
===================================================================================
                                                                          4,596,186
===================================================================================

CANADA-0.86%

Celestica Inc. (Electronic Equipment & Instruments)(a)      46,600          657,060
===================================================================================

CAYMAN ISLANDS-1.84%

ACE Ltd. (Property & Casualty Insurance)                    24,400          715,896
-----------------------------------------------------------------------------------
GlobalSantaFe Corp. (Oil & Gas Drilling)(a)                 28,000          680,960
===================================================================================
                                                                          1,396,856
===================================================================================

IRELAND-2.30%

Ryanair Holdings PLC-ADR (Airlines)(a)                      44,700        1,750,452
===================================================================================

LIBERIA-1.26%

Royal Caribbean Cruises Ltd. (Hotels, Resorts & Cruise
  Lines)                                                    57,600          961,920
===================================================================================

                                                                          MARKET
                                                          SHARES           VALUE
-----------------------------------------------------------------------------------

MEXICO-1.24%

Wal-Mart de Mexico S.A. de C.V.-Series C (General
  Merchandise Stores)                                      485,000      $   943,342
===================================================================================
    Total Foreign Stocks & Other Equity Interests
      (Cost $12,303,613)                                                 10,305,816
===================================================================================

                                                        PRINCIPAL
                                                          AMOUNT
U.S. TREASURY SECURITIES-0.39%

U.S. TREASURY BILLS-0.39%

1.18%, 03/20/03 (Cost $299,233)(b)                      $  300,000(c)       299,233
===================================================================================

                                                          SHARES
MONEY MARKET FUNDS-5.84%

STIC Liquid Assets Portfolio(d)                          2,224,321        2,224,321
-----------------------------------------------------------------------------------
STIC Prime Portfolio(d)                                  2,224,321        2,224,321
===================================================================================
    Total Money Market Funds (Cost $4,448,642)                            4,448,642
===================================================================================
TOTAL INVESTMENTS-100.60% (excluding investments
  purchased with cash collateral from securities
  loans)(Cost $82,951,795)                                               76,600,730
===================================================================================

                                                                          MARKET
                                                          SHARES           VALUE
-----------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANS

MONEY MARKET FUNDS-3.26%

STIC Liquid Assets Portfolio(d)(e)                       2,478,034      $ 2,478,034
===================================================================================
    Total Money Market Funds (purchased with cash
      collateral from securities loans)(Cost
      $2,478,034)                                                         2,478,034
===================================================================================
TOTAL INVESTMENTS-103.86% (Cost $85,429,829)                             79,078,764
===================================================================================
OTHER ASSETS LESS LIABILITIES-(3.86%)                                    (2,937,388)
===================================================================================
NET ASSETS-100.00%                                                      $76,141,376
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.
                                       FS-106

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $85,429,829)*                                 $79,078,764
-----------------------------------------------------------
Receivables for:
  Investments sold                                  293,491
-----------------------------------------------------------
  Variation margin                                    2,450
-----------------------------------------------------------
  Fund shares sold                                   87,652
-----------------------------------------------------------
  Dividends                                          34,272
-----------------------------------------------------------
Investment for deferred compensation plan            10,249
-----------------------------------------------------------
Other assets                                         16,802
===========================================================
    Total assets                                 79,523,680
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            686,474
-----------------------------------------------------------
  Deferred compensation plan                         10,249
-----------------------------------------------------------
  Collateral upon return of securities loaned     2,478,034
-----------------------------------------------------------
Accrued distribution fees                            97,585
-----------------------------------------------------------
Accrued transfer agent fees                          64,213
-----------------------------------------------------------
Accrued operating expenses                           45,749
===========================================================
    Total liabilities                             3,382,304
===========================================================
Net assets applicable to shares outstanding     $76,141,376
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $27,498,922
___________________________________________________________
===========================================================
Class B                                         $34,596,298
___________________________________________________________
===========================================================
Class C                                         $14,046,156
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           5,560,315
___________________________________________________________
===========================================================
Class B                                           7,096,286
___________________________________________________________
===========================================================
Class C                                           2,881,515
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      4.95
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $4.95 divided
      by 94.50%)                                $      5.24
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $      4.88
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      4.87
___________________________________________________________
===========================================================

* At December 31, 2002, securities with an aggregate market value of $2,432,388 were on loan to brokers.

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $4,785)                                      $    560,913
-----------------------------------------------------------
Dividends from affiliated money market funds        132,107
-----------------------------------------------------------
Interest                                             25,217
-----------------------------------------------------------
Security lending income                              19,254
===========================================================
    Total investment income                         737,491
===========================================================

EXPENSES:

Advisory fees                                       838,295
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                       33,235
-----------------------------------------------------------
Distribution fees -- Class A                        144,124
-----------------------------------------------------------
Distribution fees -- Class B                        490,012
-----------------------------------------------------------
Distribution fees -- Class C                        215,931
-----------------------------------------------------------
Transfer agent fees                                 441,235
-----------------------------------------------------------
Trustees' fees                                        9,230
-----------------------------------------------------------
Other                                               139,683
===========================================================
    Total expenses                                2,361,745
===========================================================
Less: Fees waived                                    (1,858)
-----------------------------------------------------------
    Expenses paid indirectly                         (1,887)
===========================================================
    Net expenses                                  2,358,000
===========================================================
Net investment income (loss)                     (1,620,509)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (33,114,237)
-----------------------------------------------------------
  Foreign currencies                                   (362)
-----------------------------------------------------------
  Futures contracts                                (506,382)
-----------------------------------------------------------
  Option contracts written                           65,098
===========================================================
                                                (33,555,883)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (6,932,558)
-----------------------------------------------------------
  Futures contracts                                (162,363)
===========================================================
                                                 (7,094,921)
===========================================================
Net gain (loss) from investment securities,
  foreign currencies, futures contracts and
  option contracts                              (40,650,804)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(42,271,313)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,620,509)   $ (1,631,805)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                  (33,555,883)    (42,661,120)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                 (7,094,921)      6,794,527
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (42,271,313)    (37,498,398)
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --         (64,952)
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                               --         (16,203)
------------------------------------------------------------------------------------------
  Class B                                                               --         (19,267)
------------------------------------------------------------------------------------------
  Class C                                                               --          (8,700)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      (14,729,388)     16,139,168
------------------------------------------------------------------------------------------
  Class B                                                      (14,325,805)     20,998,585
------------------------------------------------------------------------------------------
  Class C                                                       (7,723,830)      6,902,879
==========================================================================================
    Net increase (decrease) in net assets                      (79,050,336)      6,433,112
==========================================================================================

NET ASSETS:

  Beginning of year                                            155,191,712     148,758,600
==========================================================================================
  End of year                                                 $ 76,141,376    $155,191,712
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $161,421,157    $199,816,729
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (14,266)         (9,943)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                           (78,867,158)    (45,311,638)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and futures contracts                            (6,398,357)        696,564
==========================================================================================
                                                              $ 76,141,376    $155,191,712
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Premier Equity II Fund, formerly Value II Fund, (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $1,858.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $248,186 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B and Class C shares paid $144,124, $490,012 and $215,931, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During year ended December 31, 2002, AIM Distributors retained $20,052 in front-end sales commissions from the sale of Class A shares and $3,791, $0, and $5,330 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,838 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,869 and reductions in custodian fees of $18 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,887.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At December 31, 2002, securities with an aggregate value of $2,432,388 were on loan to brokers. The loans were secured by cash collateral of $2,478,034 received by the Fund and invested subsequently in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended December 31, 2002, the Fund received fees of $19,254 for securities lending.

NOTE 7--FUTURES CONTRACTS

On December 31, 2002, $115,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2002 were as follows:

                                                                   UNREALIZED
                        NO. OF        MONTH/          MARKET      APPRECIATION
CONTRACT               CONTRACTS    COMMITMENT        VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------
S&P 500 Index              7       Mar. 03/Long     $1,538,075      $(47,292)
_______________________________________________________________________________
===============================================================================

NOTE 8--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
---------------------------------------------------------
Beginning of year                       --       $     --
---------------------------------------------------------
Written                                380         69,658
---------------------------------------------------------
Closed                                (380)       (69,658)
=========================================================
End of year                             --       $     --
_________________________________________________________
=========================================================

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended 2002 and 2001 were as follows:

                                          2002        2001
------------------------------------------------------------
Distributions paid from ordinary
  income                                $     --    $109,122
____________________________________________________________
============================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                $ (7,120,391)
-----------------------------------------------------------
Temporary book/tax differences                      (14,266)
-----------------------------------------------------------
Capital loss carryforward                       (77,528,358)
-----------------------------------------------------------
Post-October capital loss deferral                 (616,766)
-----------------------------------------------------------
Shares of beneficial interest                   161,421,157
===========================================================
                                               $ 76,141,376
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                             $40,823,682
----------------------------------------------------------
December 31, 2010                              36,704,676
==========================================================
                                              $77,528,358
__________________________________________________________
==========================================================

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $65,549,424 and $95,301,314, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $  4,898,212
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (12,018,603)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $ (7,120,391)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $86,199,155.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions and net operating losses on December 31, 2002, undistributed net investment income
(loss) was increased by $1,616,186, undistributed net realized gains (losses) increased by $363 and shares of beneficial interest decreased by $1,616,549. This reclassification had no effect on the net assets of the Fund.


NOTE 12--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,076,445    $  6,447,123     5,985,549    $ 48,356,484
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        960,623       5,706,122     5,412,852      43,258,374
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        455,967       2,722,417     2,272,059      18,177,771
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --        11,649          78,507
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --         2,749          18,379
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --         1,235           8,260
======================================================================================================================
Conversion of Class B shares to Class A shares:*
  Class A                                                        101,565         589,137            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (102,385)       (589,137)           --              --
======================================================================================================================
Reacquired:
  Class A                                                     (3,775,111)    (21,765,648)   (4,256,465)    (32,295,823)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (3,408,797)    (19,442,790)   (3,057,696)    (22,278,168)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,861,996)    (10,446,247)   (1,532,565)    (11,283,152)
======================================================================================================================
                                                              (6,553,689)   $(36,779,023)    4,839,367    $ 44,040,632
______________________________________________________________________________________________________________________
======================================================================================================================

* Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                                                --------------------------------------------
                                                                                            AUGUST 31, 2000
                                                                     YEAR ENDED             (DATE OPERATIONS
                                                                    DECEMBER 31,             COMMENCED) TO
                                                                ---------------------         DECEMBER 31,
                                                                 2002          2001               2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  7.06       $  8.64           $ 10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.06)(a)     (0.04)            (0.00)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.05)        (1.53)            (1.35)
============================================================================================================
    Total from investment operations                              (2.11)        (1.57)            (1.35)
============================================================================================================
Less distributions:
  Dividends from net investment income                               --         (0.01)               --
------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --         (0.00)            (0.01)
============================================================================================================
    Total distributions                                              --         (0.01)            (0.01)
============================================================================================================
Net asset value, end of period                                  $  4.95       $  7.06           $  8.64
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  (29.89)%      (18.17)%          (13.49)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $27,499       $57,591           $55,409
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.70%(c)      1.52%             1.40%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.70%(c)      1.54%             2.00%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets       (1.04)%(c)    (0.56)%            0.10%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                              63%           67%               13%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $41,178,357.
(d)  Annualized.

                                                                                  CLASS B
                                                                -------------------------------------------
                                                                                              AUGUST 31,
                                                                                                 2000
                                                                      YEAR ENDED           (DATE OPERATIONS
                                                                     DECEMBER 31,           COMMENCED) TO
                                                                -----------------------      DECEMBER 31,
                                                                 2002            2001            2000
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  7.00         $  8.61        $ 10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.10)(a)       (0.09)         (0.02)(a)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.02)          (1.52)         (1.36)
===========================================================================================================
    Total from investment operations                              (2.12)          (1.61)         (1.38)
===========================================================================================================
Less distributions from net realized gains                           --           (0.00)         (0.01)
===========================================================================================================
Net asset value, end of period                                  $  4.88         $  7.00        $  8.61
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                  (30.29)%        (18.68)%       (13.79)%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $34,596         $67,571        $62,792
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.35%(c)        2.18%          2.10%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.35%(c)        2.20%          2.70%(d)
===========================================================================================================
Ratio of net investment income (loss) to average net assets       (1.69)%(c)      (1.22)%        (0.60)%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                                              63%             67%            13%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $49,001,209.
(d)  Annualized.

                                                                                  CLASS C
                                                                --------------------------------------------
                                                                                               AUGUST 31,
                                                                                                  2000
                                                                     YEAR ENDED             (DATE OPERATIONS
                                                                    DECEMBER 31,             COMMENCED) TO
                                                                ---------------------         DECEMBER 31,
                                                                 2002          2001               2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  7.00       $  8.62           $ 10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.10)(a)     (0.09)            (0.02)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.03)        (1.53)            (1.35)
============================================================================================================
    Total from investment operations                              (2.13)        (1.62)            (1.37)
============================================================================================================
Less distributions from net realized gains                           --         (0.00)            (0.01)
============================================================================================================
Net asset value, end of period                                  $  4.87       $  7.00           $  8.62
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  (30.43)%      (18.77)%          (13.69)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $14,046       $30,030           $30,557
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.35%(c)      2.18%             2.10%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.35%(c)      2.20%             2.70%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets       (1.69)%(c)    (1.22)%           (0.60)%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                              63%           67%               13%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $21,593,138.
(d)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Select Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Select Equity Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report, dated February 14, 2000, expressed an unqualified opinion thereon.

/s/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                                       MARKET
                                                         SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.17%

ADVERTISING-2.56%

Interpublic Group of Cos., Inc. (The)                     375,100   $  5,281,408
--------------------------------------------------------------------------------
Lamar Advertising Co.(a)                                  162,100      5,454,665
--------------------------------------------------------------------------------
Omnicom Group Inc.                                         31,200      2,015,520
================================================================================
                                                                      12,751,593
================================================================================

AEROSPACE & DEFENSE-0.98%

Honeywell International Inc.                               53,600      1,286,400
--------------------------------------------------------------------------------
Mercury Computer Systems, Inc.(a)                         100,400      3,064,208
--------------------------------------------------------------------------------
United Technologies Corp.                                   8,400        520,296
================================================================================
                                                                       4,870,904
================================================================================

AIR FREIGHT & LOGISTICS-0.65%

C.H. Robinson Worldwide, Inc.                              45,200      1,410,240
--------------------------------------------------------------------------------
Expeditors International of Washington, Inc.               56,700      1,851,255
================================================================================
                                                                       3,261,495
================================================================================

APPAREL RETAIL-3.28%

Gap, Inc. (The)                                           521,400      8,092,128
--------------------------------------------------------------------------------
Ross Stores, Inc.                                         194,200      8,232,138
================================================================================
                                                                      16,324,266
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.31%

Coach, Inc.(a)                                             46,800      1,540,656
================================================================================

APPLICATION SOFTWARE-0.89%

J. D. Edwards & Co.(a)                                    197,300      2,225,544
--------------------------------------------------------------------------------
National Instruments Corp.(a)                              68,000      2,209,320
================================================================================
                                                                       4,434,864
================================================================================

AUTO PARTS & EQUIPMENT-0.32%

Gentex Corp.(a)                                            50,800      1,607,312
================================================================================

BANKS-4.49%

Bank of America Corp.                                      25,700      1,787,949
--------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                          105,000      2,515,800
--------------------------------------------------------------------------------
Bank One Corp.                                            255,200      9,327,560
--------------------------------------------------------------------------------
Charter One Financial, Inc.                                22,900        657,917
--------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                 36,000      1,177,200
--------------------------------------------------------------------------------
Synovus Financial Corp.                                   175,100      3,396,940
--------------------------------------------------------------------------------
TCF Financial Corp.                                        34,800      1,520,412
--------------------------------------------------------------------------------
U.S. Bancorp                                               94,100      1,996,802
================================================================================
                                                                      22,380,580
================================================================================

BIOTECHNOLOGY-1.03%

Gilead Sciences, Inc.(a)                                  150,400      5,113,600
================================================================================

BROADCASTING & CABLE TV-0.12%

Comcast Corp.-Class A(a)                                   24,812        584,819
================================================================================

                                                                       MARKET
                                                         SHARES        VALUE
--------------------------------------------------------------------------------

BUILDING PRODUCTS-2.34%

American Standard Cos. Inc.(a)                            106,900   $  7,604,866
--------------------------------------------------------------------------------
Masco Corp.                                               193,200      4,066,860
================================================================================
                                                                      11,671,726
================================================================================

CASINOS & GAMBLING-0.24%

Harrah's Entertainment, Inc.(a)                            30,800      1,219,680
================================================================================

COMPUTER & ELECTRONICS RETAIL-0.63%

CDW Computer Centers, Inc.(a)                              71,500      3,135,275
================================================================================

COMPUTER HARDWARE-0.89%

Dell Computer Corp.(a)                                    166,600      4,454,884
================================================================================

CONSTRUCTION & ENGINEERING-0.44%

Jacobs Engineering Group Inc.(a)                           61,800      2,200,080
================================================================================

CONSTRUCTION MATERIALS-0.26%

Florida Rock Industries, Inc.                              33,600      1,278,480
================================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS-0.09%

AGCO Corp.(a)                                              20,000        442,000
================================================================================

CONSUMER ELECTRONICS-0.40%

Koninklijke (Royal) Philips Electronics N.V.-New York
  Shares (Netherlands)                                    113,607      2,008,572
================================================================================

CONSUMER FINANCE-0.14%

MBNA Corp.                                                 37,400        711,348
================================================================================

DATA PROCESSING SERVICES-4.58%

BISYS Group, Inc. (The)(a)                                 99,800      1,586,820
--------------------------------------------------------------------------------
Ceridian Corp.(a)                                         492,300      7,098,966
--------------------------------------------------------------------------------
Certegy Inc.(a)                                            88,400      2,170,220
--------------------------------------------------------------------------------
Convergys Corp.(a)                                        106,100      1,607,415
--------------------------------------------------------------------------------
DST Systems, Inc.(a)                                       91,900      3,267,045
--------------------------------------------------------------------------------
First Data Corp.                                          142,700      5,053,007
--------------------------------------------------------------------------------
Fiserv, Inc.(a)                                            59,000      2,003,050
================================================================================
                                                                      22,786,523
================================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.61%

Coinstar, Inc.(a)                                          66,100      1,497,165
--------------------------------------------------------------------------------
H&R Block, Inc.                                           123,000      4,944,600
--------------------------------------------------------------------------------
Pittston Brink's Group                                     84,400      1,559,712
================================================================================
                                                                       8,001,477
================================================================================

DIVERSIFIED FINANCIAL SERVICES-5.56%

Affiliated Managers Group, Inc.(a)                         19,700        990,910
--------------------------------------------------------------------------------
Charter Municipal Mortgage Acceptance Co.                 108,600      1,886,382
--------------------------------------------------------------------------------
Citigroup Inc.                                            202,600      7,129,494
--------------------------------------------------------------------------------
Freddie Mac                                                93,000      5,491,650
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                   147,900      3,549,600
--------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                              24,100      1,284,289
--------------------------------------------------------------------------------

                                                                       MARKET
                                                         SHARES        VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Merrill Lynch & Co., Inc.                                 134,700   $  5,111,865
--------------------------------------------------------------------------------
Morgan Stanley                                             55,600      2,219,552
================================================================================
                                                                      27,663,742
================================================================================

DIVERSIFIED METALS & MINING-0.22%

Arch Coal, Inc.                                            49,800      1,075,182
================================================================================

DRUG RETAIL-0.70%

CVS Corp.                                                 121,500      3,033,855
--------------------------------------------------------------------------------
Walgreen Co.                                               16,000        467,040
================================================================================
                                                                       3,500,895
================================================================================

ELECTRIC UTILITIES-0.82%

FirstEnergy Corp.                                          46,000      1,516,620
--------------------------------------------------------------------------------
PG&E Corp.(a)                                             184,800      2,568,720
================================================================================
                                                                       4,085,340
================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.22%

Rockwell Automation, Inc.                                  53,100      1,099,701
================================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-3.22%

Amphenol Corp.-Class A(a)                                  20,300        771,400
--------------------------------------------------------------------------------
Celestica Inc. (Canada)(a)                                226,900      3,199,290
--------------------------------------------------------------------------------
Cognex Corp.(a)                                            26,300        484,709
--------------------------------------------------------------------------------
Diebold, Inc.                                              43,900      1,809,558
--------------------------------------------------------------------------------
Global Imaging Systems, Inc.(a)                           155,200      2,852,576
--------------------------------------------------------------------------------
Mettler-Toledo International Inc. (Switzerland)(a)         36,700      1,176,602
--------------------------------------------------------------------------------
Tektronix, Inc.(a)                                        106,800      1,942,692
--------------------------------------------------------------------------------
Thermo Electron Corp.(a)                                   52,000      1,046,240
--------------------------------------------------------------------------------
Waters Corp.(a)                                           125,600      2,735,568
================================================================================
                                                                      16,018,635
================================================================================

EMPLOYMENT SERVICES-0.25%

Robert Half International Inc.(a)                          76,600      1,234,026
================================================================================

ENVIRONMENTAL SERVICES-2.12%

Republic Services, Inc.(a)                                 23,300        488,834
--------------------------------------------------------------------------------
Waste Connections, Inc.(a)                                 57,800      2,231,658
--------------------------------------------------------------------------------
Waste Management, Inc.                                    341,900      7,836,348
================================================================================
                                                                      10,556,840
================================================================================

FOOD RETAIL-0.93%

Kroger Co. (The)(a)                                       299,600      4,628,820
================================================================================

FOREST PRODUCTS-0.47%

Louisiana-Pacific Corp.(a)                                287,500      2,317,250
================================================================================

GENERAL MERCHANDISE STORES-1.21%

Target Corp.                                              201,100      6,033,000
================================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.86%

Apria Healthcare Group Inc.(a)                             67,600      1,503,424
--------------------------------------------------------------------------------
Express Scripts, Inc.(a)                                   75,000      3,603,000
--------------------------------------------------------------------------------

                                                                       MARKET
                                                         SHARES        VALUE
--------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS & SERVICES-(CONTINUED)

IMS Health Inc.                                           141,700   $  2,267,200
--------------------------------------------------------------------------------
Lincare Holdings Inc.(a)                                   31,600        999,192
--------------------------------------------------------------------------------
MAXIMUS, Inc.(a)                                           55,500      1,448,550
--------------------------------------------------------------------------------
McKesson Corp.                                             68,900      1,862,367
--------------------------------------------------------------------------------
Renal Care Group, Inc.(a)                                  80,400      2,543,856
================================================================================
                                                                      14,227,589
================================================================================

HEALTH CARE EQUIPMENT-3.56%

Bard (C.R.), Inc.                                          90,200      5,231,600
--------------------------------------------------------------------------------
Biomet, Inc.                                              141,000      4,041,060
--------------------------------------------------------------------------------
Cyberonics, Inc.(a)                                        62,017      1,141,113
--------------------------------------------------------------------------------
Cytyc Corp.(a)                                            175,100      1,786,020
--------------------------------------------------------------------------------
Fisher Scientific International Inc.(a)                   126,000      3,790,080
--------------------------------------------------------------------------------
STERIS Corp.(a)                                            72,100      1,748,425
================================================================================
                                                                      17,738,298
================================================================================

HEALTH CARE FACILITIES-1.33%

HCA Inc.                                                   79,100      3,282,650
--------------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                              111,800      3,346,286
================================================================================
                                                                       6,628,936
================================================================================

HOTELS, RESORTS & CRUISE LINES-0.30%

Starwood Hotels & Resorts Worldwide, Inc.                  62,700      1,488,498
================================================================================

HOUSEHOLD APPLIANCES-0.18%

Black & Decker Corp. (The)                                 20,700        887,823
================================================================================

HOUSEHOLD PRODUCTS-1.42%

Dial Corp. (The)                                          148,800      3,031,056
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                 47,000      4,039,180
================================================================================
                                                                       7,070,236
================================================================================

INDUSTRIAL CONGLOMERATES-1.63%

General Electric Co.                                       99,900      2,432,565
--------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                         334,100      5,706,428
================================================================================
                                                                       8,138,993
================================================================================

INDUSTRIAL GASES-0.59%

Airgas, Inc.(a)                                           170,500      2,941,125
================================================================================

INDUSTRIAL MACHINERY-1.99%

Illinois Tool Works Inc.                                    8,900        577,254
--------------------------------------------------------------------------------
ITT Industries, Inc.                                       87,700      5,322,513
--------------------------------------------------------------------------------
Kennametal Inc.                                            32,600      1,124,048
--------------------------------------------------------------------------------
Parker-Hannifin Corp.                                      22,600      1,042,538
--------------------------------------------------------------------------------
Pentair, Inc.                                              34,800      1,202,340
--------------------------------------------------------------------------------
SPX Corp.(a)                                               17,100        640,395
================================================================================
                                                                       9,909,088
================================================================================

INSURANCE BROKERS-0.09%

Marsh & McLennan Cos., Inc.                                10,200        471,342
================================================================================

INTEGRATED OIL & GAS-0.42%

Occidental Petroleum Corp.                                 74,000      2,105,300
================================================================================

                                                                       MARKET
                                                         SHARES        VALUE
--------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-0.28%

AT&T Corp.                                                 15,340   $    400,527
--------------------------------------------------------------------------------
BellSouth Corp.                                            38,200        988,234
================================================================================
                                                                       1,388,761
================================================================================

INTERNET RETAIL-0.15%

eBay Inc.(a)                                               10,700        725,674
================================================================================

INTERNET SOFTWARE & SERVICES-0.79%

Overture Services, Inc.(a)                                 89,400      2,441,514
--------------------------------------------------------------------------------
Websense, Inc.(a)                                          70,300      1,501,678
================================================================================
                                                                       3,943,192
================================================================================

IT CONSULTING & SERVICES-2.27%

Manhattan Associates, Inc.(a)                              72,900      1,724,814
--------------------------------------------------------------------------------
Acxiom Corp.(a)                                            64,200        987,396
--------------------------------------------------------------------------------
CACI International Inc.-Class A(a)                         48,700      1,735,668
--------------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                              236,300      5,567,228
--------------------------------------------------------------------------------
Titan Corp. (The)(a)                                      125,500      1,305,200
================================================================================
                                                                      11,320,306
================================================================================

LEISURE PRODUCTS-1.28%

Brunswick Corp.                                            87,400      1,735,764
--------------------------------------------------------------------------------
Mattel, Inc.                                              209,000      4,002,350
--------------------------------------------------------------------------------
Racing Champions Ertl Corp.(a)                             46,900        640,185
================================================================================
                                                                       6,378,299
================================================================================

LIFE & HEALTH INSURANCE-0.71%

UnumProvident Corp.                                       201,000      3,525,540
================================================================================

MANAGED HEALTH CARE-1.88%

Aetna Inc.                                                 31,300      1,287,056
--------------------------------------------------------------------------------
Caremark Rx, Inc.(a)                                       66,500      1,080,625
--------------------------------------------------------------------------------
First Health Group Corp.(a)                                52,600      1,280,810
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                                    68,200      5,694,700
================================================================================
                                                                       9,343,191
================================================================================

METAL & GLASS CONTAINERS-0.18%

Pactiv Corp.(a)                                            41,000        896,260
================================================================================

MOVIES & ENTERTAINMENT-1.60%

Macrovision Corp.(a)                                      127,600      2,046,704
--------------------------------------------------------------------------------
Viacom Inc.-Class B(a)                                     72,800      2,967,328
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                     179,700      2,930,907
================================================================================
                                                                       7,944,939
================================================================================

MULTI-LINE INSURANCE-0.64%

American Financial Group, Inc.                             27,800        641,346
--------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                              103,900      2,555,940
================================================================================
                                                                       3,197,286
================================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.88%

Duke Energy Corp.                                          95,200      1,860,208
--------------------------------------------------------------------------------

                                                                       MARKET
                                                         SHARES        VALUE
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER-(CONTINUED)

MDU Resources Group, Inc.                                  97,200   $  2,508,732
================================================================================
                                                                       4,368,940
================================================================================

NETWORKING EQUIPMENT-0.95%

Avocent Corp.(a)                                           95,800      2,128,676
--------------------------------------------------------------------------------
Cisco Systems, Inc.(a)                                     77,400      1,013,940
--------------------------------------------------------------------------------
McDATA Corp.-Class A(a)                                   220,700      1,566,970
================================================================================
                                                                       4,709,586
================================================================================

OFFICE ELECTRONICS-0.23%

Zebra Technologies Corp.-Class A(a)                        20,400      1,168,920
================================================================================

OIL & GAS DRILLING-3.03%

ENSCO International Inc.                                  187,800      5,530,710
--------------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)                       41,000      1,446,070
--------------------------------------------------------------------------------
Transocean Inc.                                           306,500      7,110,800
--------------------------------------------------------------------------------
Varco International, Inc.(a)                               56,800        988,320
================================================================================
                                                                      15,075,900
================================================================================

OIL & GAS EQUIPMENT & SERVICES-2.60%

Baker Hughes Inc.                                          15,700        505,383
--------------------------------------------------------------------------------
BJ Services Co.(a)                                         63,700      2,058,147
--------------------------------------------------------------------------------
Cooper Cameron Corp.(a)                                    37,300      1,858,286
--------------------------------------------------------------------------------
FMC Technologies, Inc.(a)                                 165,200      3,375,036
--------------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                            37,400      1,574,166
--------------------------------------------------------------------------------
Smith International, Inc.(a)                               57,900      1,888,698
--------------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)                42,400      1,693,032
================================================================================
                                                                      12,952,748
================================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.73%

Apache Corp.                                               37,420      2,132,566
--------------------------------------------------------------------------------
Westport Resources Corp.(a)                                72,300      1,503,840
================================================================================
                                                                       3,636,406
================================================================================

PACKAGED FOODS & MEATS-0.86%

ConAgra Foods, Inc.                                       110,000      2,751,100
--------------------------------------------------------------------------------
Sara Lee Corp.                                             68,600      1,544,186
================================================================================
                                                                       4,295,286
================================================================================

PHARMACEUTICALS-4.62%

Allergan, Inc.                                             26,100      1,503,882
--------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                               29,300      2,877,846
--------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)                   151,400      7,520,038
--------------------------------------------------------------------------------
Pfizer Inc.                                               223,000      6,817,110
--------------------------------------------------------------------------------
Pharmacia Corp.                                            18,400        769,120
--------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                            54,600      1,543,542
--------------------------------------------------------------------------------
Wyeth                                                      53,000      1,982,200
================================================================================
                                                                      23,013,738
================================================================================

PHOTOGRAPHIC PRODUCTS-0.10%

Eastman Kodak Co.                                          14,600        511,584
================================================================================

                                                                       MARKET
                                                         SHARES        VALUE
--------------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-2.04%

ACE LTD. (CAYMAN ISLANDS)                                 243,200   $  7,135,488
--------------------------------------------------------------------------------
Ambac Financial Group, Inc.                                26,700      1,501,608
--------------------------------------------------------------------------------
Radian Group Inc.                                          41,500      1,541,725
================================================================================
                                                                      10,178,821
================================================================================

PUBLISHING-0.31%

Getty Images, Inc.(a)                                      50,600      1,545,830
================================================================================

RAILROADS-0.34%

Genesee & Wyoming Inc.-Class A(a)                          57,300      1,166,055
--------------------------------------------------------------------------------
Union Pacific Corp.                                         8,600        514,882
================================================================================
                                                                       1,680,937
================================================================================

REAL ESTATE-0.24%

Anworth Mortgage Asset Corp.                               95,600      1,201,692
================================================================================

REINSURANCE-0.20%

Everest Re Group, Ltd. (Bermuda)                           18,200      1,006,460
================================================================================

RESTAURANTS-1.00%

CBRL Group, Inc.                                           84,600      2,548,998
--------------------------------------------------------------------------------
Jack in the Box Inc.(a)                                    73,500      1,270,815
--------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                   33,200      1,143,408
================================================================================
                                                                       4,963,221
================================================================================

SEMICONDUCTOR EQUIPMENT-1.72%

Applied Materials, Inc.(a)                                195,300      2,544,759
--------------------------------------------------------------------------------
Novellus Systems, Inc.(a)(b)                              213,500      5,995,080
================================================================================
                                                                       8,539,839
================================================================================

SEMICONDUCTORS-2.33%

Actel Corp.(a)                                             66,400      1,077,008
--------------------------------------------------------------------------------
DSP Group, Inc.(a)                                        136,300      2,156,266
--------------------------------------------------------------------------------
Integrated Device Technology, Inc.(a)                      52,100        436,077
--------------------------------------------------------------------------------
Intel Corp.                                               187,300      2,916,261
--------------------------------------------------------------------------------
Microchip Technology Inc.                                 113,200      2,767,740
--------------------------------------------------------------------------------
Xilinx, Inc.(a)                                           109,700      2,259,820
================================================================================
                                                                      11,613,172
================================================================================

SOFT DRINKS-1.13%

PepsiCo, Inc.                                             133,200      5,623,704
================================================================================

SPECIALTY CHEMICALS-0.24%

Rohm & Haas Co.                                            36,400      1,182,272
================================================================================

                                                                       MARKET
                                                         SHARES        VALUE
--------------------------------------------------------------------------------

SPECIALTY STORES-1.96%

Office Depot, Inc.(a)                                     191,400   $  2,825,064
--------------------------------------------------------------------------------
Regis Corp.                                                67,800      1,762,122
--------------------------------------------------------------------------------
Staples, Inc.(a)                                          109,700      2,007,510
--------------------------------------------------------------------------------
Tractor Supply Co.(a)                                      12,300        462,480
--------------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                                   99,100      2,690,565
================================================================================
                                                                       9,747,741
================================================================================

SYSTEMS SOFTWARE-3.75%

Computer Associates International, Inc.                   499,000      6,736,500
--------------------------------------------------------------------------------
Microsoft Corp.(a)                                        192,600      9,957,420
--------------------------------------------------------------------------------
Oracle Corp.(a)                                           182,300      1,968,840
================================================================================
                                                                      18,662,760
================================================================================

TELECOMMUNICATIONS EQUIPMENT-1.79%

Advanced Fibre Communications, Inc.(a)                    307,800      5,134,104
--------------------------------------------------------------------------------
Inter-Tel, Inc.                                            49,400      1,032,954
--------------------------------------------------------------------------------
Motorola, Inc.                                            125,500      1,085,575
--------------------------------------------------------------------------------
UTStarcom, Inc.(a)                                         82,800      1,641,924
================================================================================
                                                                       8,894,557
================================================================================
    Total Common Stocks & Other Equity Interests (Cost
      $507,825,117)                                                  483,838,355
================================================================================

MONEY MARKET FUNDS-3.30%

STIC Liquid Assets Portfolio(c)                         8,219,451      8,219,451
--------------------------------------------------------------------------------
STIC Prime Portfolio(c)                                 8,219,451      8,219,451
================================================================================
    Total Money Market Funds (Cost $(16,438,902))                     16,438,902
================================================================================
TOTAL INVESTMENTS-100.47% (excluding investments
  purchased with cash collateral from securities
  loans) (Cost $524,264,019)                                         500,277,257
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANS

MONEY MARKET FUNDS-0.98%

STIC Liquid Assets Portfolio(c)(d)                      4,872,000      4,872,000
================================================================================
    Total Money Market Funds (purchased with cash
      collateral from securities loans)
      (Cost $4,872,000)                                                4,872,000
================================================================================
TOTAL INVESTMENTS-101.45% (Cost $529,136,019)                        505,149,257
================================================================================
OTHER ASSETS LESS LIABILITIES-(1.45%)                                 (7,215,959)
================================================================================
NET ASSETS-100.00%                                                  $497,933,298
________________________________________________________________________________
================================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost $529,136,019)*                  $505,149,257
-------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                    9,136,747
-------------------------------------------------------------------------------
  Fund shares sold                                                      289,959
-------------------------------------------------------------------------------
  Dividends                                                             519,589
-------------------------------------------------------------------------------
  Investment for deferred compensation plan                              56,844
-------------------------------------------------------------------------------
Other assets                                                             28,062
===============================================================================
    Total assets                                                    515,180,458
_______________________________________________________________________________
===============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                               8,459,845
-------------------------------------------------------------------------------
  Fund shares reacquired                                              2,955,309
-------------------------------------------------------------------------------
  Options written (premiums received $17,199)                             2,000
-------------------------------------------------------------------------------
  Deferred compensation plan                                             56,844
-------------------------------------------------------------------------------
  Collateral upon return of securities loaned                         4,872,000
-------------------------------------------------------------------------------
Accrued distribution fees                                               512,181
-------------------------------------------------------------------------------
Accrued transfer agent fees                                             290,813
-------------------------------------------------------------------------------
Accrued operating expenses                                               98,168
===============================================================================
    Total liabilities                                                17,247,160
===============================================================================
Net assets applicable to shares outstanding                        $497,933,298
_______________________________________________________________________________
===============================================================================

NET ASSETS:

Class A                                                            $250,665,656
_______________________________________________________________________________
===============================================================================
Class B                                                            $214,709,202
_______________________________________________________________________________
===============================================================================
Class C                                                            $ 32,558,440
_______________________________________________________________________________
===============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                                              20,942,447
_______________________________________________________________________________
===============================================================================
Class B                                                              19,776,252
_______________________________________________________________________________
===============================================================================
Class C                                                               3,002,760
_______________________________________________________________________________
===============================================================================
Class A:
  Net asset value per share                                        $      11.97
-------------------------------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.97 divided by 94.50%)                  $      12.67
_______________________________________________________________________________
===============================================================================
Class B:
  Net asset value and offering price per share                     $      10.86
_______________________________________________________________________________
===============================================================================
Class C:
  Net asset value and offering price per share                     $      10.84
_______________________________________________________________________________
===============================================================================

* At December 31, 2002, securities with an aggregate market value of $4,683,616 were on loan to brokers.

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $21,102)             $   5,260,823
-------------------------------------------------------------------------------
Dividends from affiliated money market funds                            553,341
-------------------------------------------------------------------------------
Interest                                                                 40,975
-------------------------------------------------------------------------------
Security lending income                                                  50,579
===============================================================================
    Total investment income                                           5,905,718
===============================================================================

EXPENSES:

Advisory fees                                                         4,526,857
-------------------------------------------------------------------------------
Administrative services fees                                            140,339
-------------------------------------------------------------------------------
Custodian fees                                                           75,226
-------------------------------------------------------------------------------
Distribution fees -- Class A                                            806,652
-------------------------------------------------------------------------------
Distribution fees -- Class B                                          3,142,790
-------------------------------------------------------------------------------
Distribution fees -- Class C                                            453,574
-------------------------------------------------------------------------------
Transfer agent fees                                                   2,244,667
-------------------------------------------------------------------------------
Trustees' fees                                                           12,350
-------------------------------------------------------------------------------
Other                                                                   299,054
===============================================================================
    Total expenses                                                   11,701,509
===============================================================================
Less: Fees waived                                                        (5,546)
-------------------------------------------------------------------------------
    Expenses paid indirectly                                            (11,237)
===============================================================================
    Net expenses                                                     11,684,726
===============================================================================
Net investment income (loss)                                         (5,779,008)
===============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                            (160,402,682)
-------------------------------------------------------------------------------
  Futures contracts                                                    (301,395)
===============================================================================
                                                                   (160,704,077)
===============================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                             (82,244,415)
-------------------------------------------------------------------------------
  Option contracts written                                               15,199
===============================================================================
                                                                    (82,229,216)
===============================================================================
Net gain (loss) from investment securities, futures contracts
  and option contracts                                             (242,933,293)
===============================================================================
Net increase (decrease) in net assets resulting from operations   $(248,712,301)
_______________________________________________________________________________
===============================================================================

See Notes to Financial Statements.
                                       FS-121

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                     2002              2001
--------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                   $  (5,779,008)   $   (8,768,266)
--------------------------------------------------------------------------------
  Net realized gain (loss) from investment
    securities and futures contracts              (160,704,077)      (63,074,168)
--------------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) of investment securities and
    option contracts                               (82,229,216)     (268,042,127)
================================================================================
    Net increase (decrease) in net assets
     resulting from operations                    (248,712,301)     (339,884,561)
================================================================================
Distributions to shareholders from net realized
  gains:
  Class A                                                   --          (302,937)
--------------------------------------------------------------------------------
  Class B                                                   --          (357,522)
--------------------------------------------------------------------------------
  Class C                                                   --           (50,347)
--------------------------------------------------------------------------------
Share transactions-net:
  Class A                                          (29,981,711)        6,643,157
--------------------------------------------------------------------------------
  Class B                                         (101,502,496)      (51,890,759)
--------------------------------------------------------------------------------
  Class C                                           (9,762,755)        8,259,467
================================================================================
    Net increase (decrease) in net assets         (389,959,263)     (377,583,502)
================================================================================

NET ASSETS:

  Beginning of year                                887,892,561     1,265,476,063
================================================================================
  End of year                                    $ 497,933,298    $  887,892,561
________________________________________________________________________________
================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                  $ 752,611,725    $  899,675,016
--------------------------------------------------------------------------------
  Undistributed net investment income (loss)           (65,559)         (102,880)
--------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from
    investment securities and futures contracts   (230,641,305)      (69,937,228)
--------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of
    investment securities and option contracts     (23,971,563)       58,257,653
================================================================================
                                                 $ 497,933,298    $  887,892,561
________________________________________________________________________________
================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $5,546.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $140,339 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $1,355,845 for such services.

  The Trust has entered into master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B and Class C shares paid $806,652, $3,142,790 and $453,574, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $69,411 in front-end sales commissions from the sale of Class A shares and $10,808, $0 and $8,145 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $3,994 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $11,186 and reductions in custodian fees of $51 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $11,237.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At December 31, 2002, securities with an aggregate value of $4,683,616 were on loan to brokers. The loans were secured by cash collateral of $4,872,000 received by the Fund and subsequently invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended December 31, 2002, the Fund received fees of $50,579 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
---------------------------------------------------------
Beginning of year                       --       $    --
---------------------------------------------------------
Written                                400        17,199
=========================================================
End of year                            400       $17,199
_________________________________________________________
=========================================================


  Open call options written as of December 31, 2002 are as follows:

                                      NUMBER               DECEMBER 31,
                 CONTRACT   STRIKE      OF      PREMIUMS       2002        UNREALIZED
ISSUE             MONTH     PRICE    CONTRACT   RECEIVED   MARKET VALUE   APPRECIATION
--------------------------------------------------------------------------------------
Novellus
  Systems, Inc.   Jan-03     $38        400     $17,199       $2,000        $15,199
______________________________________________________________________________________
======================================================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                     2002      2001
-----------------------------------------------------
Distributions paid from long-term
  capital gain                       $--     $710,806
_____________________________________________________
=====================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                $ (26,059,464)
------------------------------------------------------------
Temporary book/tax differences                      (100,313)
------------------------------------------------------------
Capital loss carryforward                       (167,449,465)
------------------------------------------------------------
Post-October capital loss deferral               (61,069,185)
------------------------------------------------------------
Shares of beneficial interest                    752,611,725
============================================================
                                               $ 497,933,298
____________________________________________________________
============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales, deferral of losses on straddles and the treatment of partnership interests for tax purposes. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on options contracts written of $15,199.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                             $ 47,261,707
----------------------------------------------------------
December 31, 2010                              120,187,758
==========================================================
                                              $167,449,465
__________________________________________________________
==========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $561,747,446 and $701,117,200, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 42,015,331
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (68,089,994)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $(26,074,663)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $531,223,920.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES


As a result of differing book/tax treatment of net operating losses and other items, on December 31, 2002, undistributed net investment income was increased by $5,816,329 and shares of beneficial interest was decreased by $5,816,329. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                          2002                           2001
                                                              ----------------------------    ---------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       4,095,378    $  59,894,387     6,672,144    $ 124,637,977
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,801,311       23,788,330     4,452,066       77,747,707
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         630,709        8,316,201     1,686,037       28,895,794
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --        17,383          291,047
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --        21,814          329,884
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --         3,040           46,562
=========================================================================================================================
Conversion of Class B shares to Class A shares:*
  Class A                                                       1,319,880       19,006,319            --               --
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,446,033)     (19,006,319)           --               --
=========================================================================================================================
Reacquired:
  Class A                                                      (7,806,746)    (108,882,417)   (6,609,149)    (118,285,867)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (8,382,431)    (106,284,507)   (8,062,270)    (129,968,351)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,436,948)     (18,078,956)   (1,300,657)     (20,682,889)
=========================================================================================================================
                                                              (11,224,880)   $(141,246,962)   (3,119,592)   $ (36,988,136)
_________________________________________________________________________________________________________________________
=========================================================================================================================

* Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                               CLASS A
                                            -----------------------------------------------------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                            -----------------------------------------------------------------------------
                                              2002             2001            2000           1999            1998
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  17.00          $  22.88        $  26.23       $  19.35         $  15.67
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.06)(a)         (0.08)(a)       (0.01)(a)      (0.06)           (0.04)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   (4.97)            (5.79)          (0.44)          8.00             4.24
=========================================================================================================================
    Total from investment operations           (5.03)            (5.87)          (0.45)          7.94             4.20
=========================================================================================================================
Less distributions from net realized gains        --             (0.01)          (2.90)         (1.06)           (0.52)
=========================================================================================================================
Net asset value, end of period              $  11.97          $  17.00        $  22.88       $  26.23         $  19.35
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                               (29.59)%          (25.64)%         (1.77)%        41.48%           27.09%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $250,666          $396,779        $532,042       $461,628         $320,143
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets         1.32%(c)          1.24%           1.07%          1.09%            1.11%
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.45)%(c)        (0.45)%         (0.02)%        (0.31)%          (0.22)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                           86%              117%             56%            31%              68%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $322,660,668.


                                                                                           CLASS B
                                                             --------------------------------------------------------------------

                                                                                   YEAR ENDED DECEMBER 31,
                                                             --------------------------------------------------------------------
                                                               2002           2001           2000           1999           1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  15.54       $  21.07       $  24.57       $  18.33       $  14.98
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.16)(a)      (0.20)(a)      (0.22)(a)      (0.23)(a)      (0.17)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (4.52)         (5.32)         (0.38)          7.53           4.04
=================================================================================================================================
    Total from investment operations                            (4.68)         (5.52)         (0.60)          7.30           3.87
=================================================================================================================================
Less distributions from net realized gains                         --          (0.01)         (2.90)         (1.06)         (0.52)
=================================================================================================================================
Net asset value, end of period                               $  10.86       $  15.54       $  21.07       $  24.57       $  18.33
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                (30.12)%       (26.19)%        (2.50)%        40.29%         26.13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $214,709       $432,002       $661,445       $592,555       $428,002
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                          2.07%(c)       2.00%          1.84%          1.90%          1.93%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.20)%(c)     (1.21)%        (0.80)%        (1.12)%        (1.04)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                            86%           117%            56%            31%            68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $314,279,004.


                                                                                         CLASS C
                                                              --------------------------------------------------------------

                                                                                 YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------------
                                                               2002          2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.52       $ 21.05       $ 24.55       $ 18.32       $14.98
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.16)(a)     (0.20)(a)     (0.22)(a)     (0.23)(a)    (0.17)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (4.52)        (5.32)        (0.38)         7.52         4.03
============================================================================================================================
    Total from investment operations                            (4.68)        (5.52)        (0.60)         7.29         3.86
============================================================================================================================
Less distributions from net realized gains                         --         (0.01)        (2.90)        (1.06)       (0.52)
============================================================================================================================
Net asset value, end of period                                $ 10.84       $ 15.52       $ 21.05       $ 24.55       $18.32
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                (30.15)%      (26.21)%       (2.50)%       40.26%       26.07%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $32,558       $59,112       $71,989       $25,275       $8,501
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                          2.07%(c)      2.00%         1.84%         1.90%        1.93%
============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.20)%(c)    (1.21)%       (0.80)%       (1.12)%      (1.04)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                            86%          117%           56%           31%          68%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $45,357,396.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Small Cap Equity Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Small Cap Equity Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-82.49%

AGRICULTURAL PRODUCTS-0.92%

Delta & Pine Land Co.                           126,600    $  2,583,906
=======================================================================

AIR FREIGHT & LOGISTICS-2.14%

Pacer International, Inc.(a)                    218,600       2,907,380
-----------------------------------------------------------------------
UTI Worldwide, Inc.                             118,700       3,115,875
=======================================================================
                                                              6,023,255
=======================================================================

AIRLINES-1.48%

AirTran Holdings, Inc.(a)                       290,100       1,131,390
-----------------------------------------------------------------------
ExpressJet Holdings, Inc.(a)                    297,100       3,045,275
=======================================================================
                                                              4,176,665
=======================================================================

APPAREL RETAIL-0.84%

Charlotte Russe Holding Inc.(a)                 222,600       2,361,786
=======================================================================

APPLICATION SOFTWARE-3.90%

Fair, Issac and Co., Inc.                        82,641       3,528,771
-----------------------------------------------------------------------
J. D. Edwards & Co.(a)                          215,200       2,427,456
-----------------------------------------------------------------------
National Instruments Corp.(a)                   109,100       3,544,659
-----------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A            57,600       1,467,072
=======================================================================
                                                             10,967,958
=======================================================================

BANKS-2.10%

East West Bancorp., Inc.                         84,400       3,045,152
-----------------------------------------------------------------------
Franklin Bancorp., Inc. (Acquired 10/29/02;
  Cost $1,350,000)(a)(b)                        135,000       1,350,000
-----------------------------------------------------------------------
TierOne Corp.(a)                                100,000       1,516,000
=======================================================================
                                                              5,911,152
=======================================================================

BROADCASTING & CABLE TV-1.54%

Emmis Communications Corp.-Class A(a)           124,500       2,593,335
-----------------------------------------------------------------------
Entravision Communications Corp.-Class A(a)     174,900       1,745,502
=======================================================================
                                                              4,338,837
=======================================================================

BUILDING PRODUCTS-0.52%

ElkCorp.                                         84,100       1,454,930
=======================================================================

CONSTRUCTION MATERIALS-0.49%

Florida Rock Industries, Inc.                    35,900       1,365,995
=======================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-0.53%

Terex Corp.(a)                                  133,000       1,481,620
=======================================================================

CONSUMER FINANCE-2.93%

AmeriCredit Corp.(a)                            190,100       1,471,374
-----------------------------------------------------------------------
iDine Rewards Network Inc.(a)                   340,000       3,600,600
-----------------------------------------------------------------------
Saxon Capital Acquisition Corp. (Acquired
  07/27/01; Cost $707,000)(a)(b)(c)              70,000         875,700
-----------------------------------------------------------------------
Saxon Capital, Inc.(a)                          184,700       2,310,597
=======================================================================
                                                              8,258,271
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

DATA PROCESSING SERVICES-2.31%

Alliance Data Systems Corp.(a)                  183,300    $  3,248,076
-----------------------------------------------------------------------
Certegy Inc.(a)                                 131,900       3,238,145
=======================================================================
                                                              6,486,221
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.68%

Kroll Inc.(a)                                   124,700       2,379,276
-----------------------------------------------------------------------
NCO Group, Inc.(a)                               90,100       1,437,095
-----------------------------------------------------------------------
Portfolio Recovery Associates, Inc.(a)           50,000         912,550
-----------------------------------------------------------------------
PRG-Schultz International, Inc.(a)              316,900       2,820,410
=======================================================================
                                                              7,549,331
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-4.45%

Affiliated Managers Group, Inc.(a)               60,400       3,038,120
-----------------------------------------------------------------------
American Capital Strategies, Ltd.               103,700       2,238,883
-----------------------------------------------------------------------
Charter Municipal Mortgage Acceptance Co.       166,800       2,897,316
-----------------------------------------------------------------------
Chicago Mercantile Exchange (The)(a)             16,200         707,292
-----------------------------------------------------------------------
LaBranche & Co. Inc.(a)                          52,100       1,387,944
-----------------------------------------------------------------------
MCG Capital Corp.                                91,500         982,710
-----------------------------------------------------------------------
Oxford Finance Corp. (Acquired 03/25/02; Cost
  $1,500,000)(b)                                150,000       1,275,000
=======================================================================
                                                             12,527,265
=======================================================================

ELECTRIC UTILITIES-1.36%

Black Hills Corp.                                46,600       1,235,832
-----------------------------------------------------------------------
DQE, Inc.                                       170,700       2,601,468
=======================================================================
                                                              3,837,300
=======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-3.06%

Amphenol Corp.-Class A(a)                        46,700       1,774,600
-----------------------------------------------------------------------
Global Imaging Systems, Inc.(a)                 167,300       3,074,974
-----------------------------------------------------------------------
Itron, Inc.(a)                                   59,900       1,148,283
-----------------------------------------------------------------------
Varian Inc.(a)                                   91,300       2,619,397
=======================================================================
                                                              8,617,254
=======================================================================

ENVIRONMENTAL SERVICES-0.65%

Casella Waste Systems, Inc.-Class A(a)          205,700       1,828,673
=======================================================================

FOOD DISTRIBUTORS-0.82%

Performance Food Group Co.(a)                    67,900       2,305,816
=======================================================================

FOOTWEAR-1.11%

Reebok International Ltd.(a)                    105,900       3,113,460
=======================================================================

FOREST PRODUCTS-1.08%

Louisiana-Pacific Corp.(a)                      375,900       3,029,754
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS & SERVICES-3.85%

Andrx Group(a)                                   89,300    $  1,310,031
-----------------------------------------------------------------------
Apria Healthcare Group Inc.(a)                  111,000       2,468,640
-----------------------------------------------------------------------
MAXIMUS, Inc.(a)                                 98,900       2,581,290
-----------------------------------------------------------------------
Medical Staffing Network Holdings, Inc.(a)      122,000       1,952,000
-----------------------------------------------------------------------
Renal Care Group, Inc.(a)                        79,400       2,512,216
=======================================================================
                                                             10,824,177
=======================================================================

HEALTH CARE EQUIPMENT-1.23%

LifePoint, Inc.(a)                              400,000         624,000
-----------------------------------------------------------------------
LifePoint, Inc.-Wts., expiring 04/02/07
  (Acquired 04/02/02; Cost $0)(b)(c)(d)          80,000               1
-----------------------------------------------------------------------
ResMed Inc.                                      48,400       1,479,588
-----------------------------------------------------------------------
Wright Medical Group, Inc.(a)                    78,500       1,370,532
=======================================================================
                                                              3,474,121
=======================================================================

HEALTH CARE FACILITIES-1.77%

LifePoint Hospitals, Inc.(a)                     85,300       2,553,114
-----------------------------------------------------------------------
VCA Antech, Inc.(a)                             162,500       2,437,500
=======================================================================
                                                              4,990,614
=======================================================================

HOUSEHOLD APPLIANCES-1.14%

Snap-on Inc.                                    114,400       3,215,784
=======================================================================

HOUSEHOLD PRODUCTS-0.93%

Dial Corp. (The)                                129,100       2,629,767
=======================================================================

INDUSTRIAL GASES-1.03%

Airgas, Inc.(a)                                 168,300       2,903,175
=======================================================================

INDUSTRIAL MACHINERY-0.86%

Flowserve Corp.(a)                              163,400       2,416,686
=======================================================================

IT CONSULTING & SERVICES-3.74%

Anteon International Corp.(a)                    69,900       1,677,600
-----------------------------------------------------------------------
Manhattan Associates, Inc.(a)                   114,800       2,716,168
-----------------------------------------------------------------------
Tier Technologies, Inc.-Class B(a)              140,000       2,240,000
-----------------------------------------------------------------------
Titan Corp. (The)(a)                            247,800       2,577,120
-----------------------------------------------------------------------
Unisys Corp.(a)                                 133,000       1,316,700
=======================================================================
                                                             10,527,588
=======================================================================

LEISURE PRODUCTS-0.96%

Hasbro, Inc.                                    234,000       2,702,700
=======================================================================

MANAGED HEALTH CARE-1.74%

Centene Corp.(a)                                 84,400       2,834,996
-----------------------------------------------------------------------
Coventry Health Care, Inc.(a)                    70,600       2,049,518
=======================================================================
                                                              4,884,514
=======================================================================

MOVIES & ENTERTAINMENT-1.16%

Macrovision Corp.(a)                            202,900       3,254,516
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER-1.04%

MDU Resources Group, Inc.                       113,800    $  2,937,178
=======================================================================

MUTUAL FUNDS-1.46%

iShares Nasdaq Biotechnology Index Fund(a)       27,100       1,337,385
-----------------------------------------------------------------------
iShares S&P SmallCap 600 Index Fund              28,300       2,757,835
=======================================================================
                                                              4,095,220
=======================================================================

OFFICE ELECTRONICS-0.91%

Zebra Technologies Corp.-Class A(a)              44,800       2,567,040
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.20%

FMC Technologies, Inc.(a)                       138,900       2,837,727
-----------------------------------------------------------------------
Key Energy Services, Inc.(a)                    375,000       3,363,750
=======================================================================
                                                              6,201,477
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.35%

Ultra Petroleum Corp.(a)                        353,800       3,502,620
-----------------------------------------------------------------------
Westport Resources Corp.(a)                     149,300       3,105,440
=======================================================================
                                                              6,608,060
=======================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.56%

Frontier Oil Corp.                               91,600       1,577,352
=======================================================================

PACKAGED FOODS & MEATS-1.02%

J. M. Smucker Co. (The)                          71,857       2,860,627
=======================================================================

PHARMACEUTICALS-1.03%

Medicis Pharmaceutical Corp.-Class A(a)          58,200       2,890,794
=======================================================================

PROPERTY & CASUALTY INSURANCE-1.34%

W. R. Berkley Corp.                              95,150       3,768,891
=======================================================================

PUBLISHING-0.51%

Belo Corp.-Class A                               66,800       1,424,176
=======================================================================

RAILROADS-1.41%

GATX Corp.                                       40,000         912,800
-----------------------------------------------------------------------
Genesee & Wyoming Inc.-Class A(a)               150,500       3,062,675
=======================================================================
                                                              3,975,475
=======================================================================

REAL ESTATE-2.78%

American Financial Realty Trust (Acquired
  09/04/02; Cost $2,902,000)(a)(b)              290,200       3,554,950
-----------------------------------------------------------------------
Anworth Mortgage Asset Corp.                     47,900         602,103
-----------------------------------------------------------------------
FBR Asset Investment Corp.                      108,100       3,664,590
=======================================================================
                                                              7,821,643
=======================================================================

RESTAURANTS-1.53%

AFC Enterprises, Inc.(a)                        139,700       2,935,097
-----------------------------------------------------------------------
Ruby Tuesday, Inc.                               79,700       1,378,013
=======================================================================
                                                              4,313,110
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-0.48%

Rudolph Technologies, Inc.(a)                    70,100    $  1,343,116
=======================================================================

SEMICONDUCTORS-1.98%

Actel Corp.(a)                                  165,300       2,681,166
-----------------------------------------------------------------------
DSP Group, Inc.(a)                              182,800       2,891,896
=======================================================================
                                                              5,573,062
=======================================================================

SPECIALTY CHEMICALS-0.66%

International Flavors & Fragrances Inc.          52,600       1,846,260
=======================================================================

SPECIALTY STORES-4.67%

Advance Auto Parts, Inc.(a)                      58,100       2,841,090
-----------------------------------------------------------------------
Big 5 Sporting Goods Corp.(a)                   255,000       2,751,450
-----------------------------------------------------------------------
Copart, Inc.(a)                                 147,900       1,751,136
-----------------------------------------------------------------------
CSK Auto Corp.(a)                               136,700       1,503,700
-----------------------------------------------------------------------
Foot Locker, Inc.                               122,300       1,284,150
-----------------------------------------------------------------------
Rent-A-Center, Inc.(a)                           60,100       3,001,995
=======================================================================
                                                             13,133,521
=======================================================================

SYSTEMS SOFTWARE-0.26%

Secure Computing Corp.(a)                       114,600         734,586
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-0.77%

Inter-Tel, Inc.                                 104,300       2,180,913
=======================================================================

TRUCKING-2.21%

Dollar Thrifty Automotive Group, Inc.(a)        108,000       2,284,200
-----------------------------------------------------------------------
Landstar System, Inc.(a)                         67,400       3,933,464
=======================================================================
                                                              6,217,664
=======================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $228,021,807)                  232,113,256
=======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-11.75%

BERMUDA-4.32%

Bank of Bermuda Ltd. (Banks)                     44,200       1,409,980
-----------------------------------------------------------------------
IPC Holdings, Ltd. (Reinsurance)(a)             113,700       3,586,098
-----------------------------------------------------------------------
PartnerRe Ltd. (Reinsurance)                     65,900       3,414,938
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
BERMUDA-(CONTINUED)

Platinum Underwriters Holdings, Ltd.
  (Insurance Brokers)(a)                         75,800    $  1,997,330
-----------------------------------------------------------------------
W. P. Stewart & Co., Ltd. (Diversified
  Financial Services)                            97,000       1,738,240
=======================================================================
                                                             12,146,586
=======================================================================

CANADA-2.80%

Axcan Pharma Inc. (Pharmaceuticals)(a)          219,000       2,577,630
-----------------------------------------------------------------------
Hub International Ltd. (Insurance Brokers)       93,600       1,200,888
-----------------------------------------------------------------------
Meridian Gold Inc. (Gold)(a)                     84,100       1,482,683
-----------------------------------------------------------------------
Precision Drilling Corp. (Oil & Gas
  Drilling)(a)                                   81,000       2,635,740
=======================================================================
                                                              7,896,941
=======================================================================

CAYMAN ISLANDS-0.91%

Garmin Ltd. (Consumer Electronics)(a)            87,500       2,563,750
=======================================================================

FRANCE-0.47%

Business Objects S.A.-ADR (Application
  Software)(a)                                   88,500       1,327,500
=======================================================================

IRELAND-0.69%

SkillSoft PLC-ADR (Internet Software &
  Services)(a)                                  704,871       1,938,395
=======================================================================

NETHERLANDS-1.44%

Chicago Bridge & Iron Co. N.V.-New York
  Shares (Construction & Engineering)           134,000       4,046,800
=======================================================================

UNITED KINGDOM-1.12%

Danka Business Systems PLC-ADR (Office
  Services & Supplies)(a)                       741,600       3,151,800
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $38,315,477)                           33,071,772
=======================================================================

MONEY MARKET FUNDS-6.66%

STIC Liquid Assets Portfolio(e)                9,368,395      9,368,395
-----------------------------------------------------------------------
STIC Prime Portfolio(e)                        9,368,395      9,368,395
=======================================================================
    Total Money Market Funds (Cost
      $18,736,790)                                           18,736,790
=======================================================================
TOTAL INVESTMENTS-100.90% (Cost $285,074,074)               283,921,818
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.90%)                        (2,531,282)
=======================================================================
NET ASSETS-100.00%                                         $281,390,536
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Securities not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the securities may be resold only pursuant to an exemption from registration under the 1933 Act. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 12/31/02 was $7,055,651, which represented 2.51% of the Fund's net assets. These securities are considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees and may be considered illiquid.
(d) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $285,074,074)                                $283,921,818
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                1,191,366
-----------------------------------------------------------
  Dividends                                         420,367
-----------------------------------------------------------
Investment for deferred compensation plan            10,393
-----------------------------------------------------------
Other assets                                         32,250
===========================================================
    Total assets                                285,576,194
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             500,662
-----------------------------------------------------------
  Fund shares reacquired                          3,210,276
-----------------------------------------------------------
  Deferred compensation plan                         10,393
-----------------------------------------------------------
Accrued distribution fees                           312,307
-----------------------------------------------------------
Accrued transfer agent fees                         103,313
-----------------------------------------------------------
Accrued operating expenses                           48,707
===========================================================
    Total liabilities                             4,185,658
===========================================================
Net assets applicable to shares outstanding    $281,390,536
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $140,652,368
___________________________________________________________
===========================================================
Class B                                        $ 99,551,133
___________________________________________________________
===========================================================
Class C                                        $ 41,131,838
___________________________________________________________
===========================================================
Class R                                        $     55,197
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          17,087,287
___________________________________________________________
===========================================================
Class B                                          12,275,338
___________________________________________________________
===========================================================
Class C                                           5,072,167
___________________________________________________________
===========================================================
Class R                                               6,713
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.23
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.23 divided
      by 94.50%)                               $       8.71
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.11
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.11
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $       8.22
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $5,130)                                      $  2,861,996
-----------------------------------------------------------
Dividends from affiliated money market funds        395,092
===========================================================
    Total investment income                       3,257,088
===========================================================

EXPENSES:

Advisory fees                                     2,448,587
-----------------------------------------------------------
Administrative services fees                         83,395
-----------------------------------------------------------
Custodian fees                                       47,750
-----------------------------------------------------------
Distribution fees -- Class A                        523,395
-----------------------------------------------------------
Distribution fees -- Class B                        985,773
-----------------------------------------------------------
Distribution fees -- Class C                        399,356
-----------------------------------------------------------
Distribution fees -- Class R                             74
-----------------------------------------------------------
Transfer agent fees                               1,030,651
-----------------------------------------------------------
Trustees' fees                                       10,127
-----------------------------------------------------------
Other                                               193,533
===========================================================
    Total expenses                                5,722,641
===========================================================
Less: Fees waived                                    (3,987)
-----------------------------------------------------------
    Expenses paid indirectly                         (8,438)
===========================================================
    Net expenses                                  5,710,216
===========================================================
Net investment income (loss)                     (2,453,128)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                         (51,762,088)
-----------------------------------------------------------
  Foreign currencies                                  5,332
===========================================================
                                                (51,756,756)
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities       (25,094,706)
===========================================================
Net gain (loss) from investment securities
  and foreign currencies                        (76,851,462)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(79,304,590)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (2,453,128)   $ (1,035,323)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                    (51,756,756)     (6,248,749)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and option contracts                 (25,094,706)     21,874,869
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (79,304,590)     14,590,797
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --         (45,876)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       75,475,822      64,401,893
------------------------------------------------------------------------------------------
  Class B                                                       63,981,320      43,327,916
------------------------------------------------------------------------------------------
  Class C                                                       22,474,509      18,212,944
------------------------------------------------------------------------------------------
  Class R                                                           56,926              --
==========================================================================================
    Net increase in net assets                                  82,683,987     140,487,674
==========================================================================================

NET ASSETS:

  Beginning of year                                            198,706,549      58,218,875
==========================================================================================
  End of year                                                 $281,390,536    $198,706,549
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $343,823,790    $184,411,918
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       119,353          (9,556)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts        (61,400,351)     (9,638,263)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and option contracts                             (1,152,256)     23,942,450
==========================================================================================
                                                              $281,390,536    $198,706,549
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares and Class R shares are subject to CDSC charges. Class R shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $3,987.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $83,395 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $593,273 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B, Class C and Class R shares paid $523,395, $985,773, $399,356 and $74, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During year ended December 31, 2002, AIM Distributors retained $215,904 in front-end sales commissions from the sale of Class A shares and $5,091, $90, $20,650 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $3,156 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,893 and reductions in custodian fees of $3,545 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $8,438.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                           2002     2001
----------------------------------------------------------
Distributions paid from ordinary income    $--     $45,876
__________________________________________________________
==========================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                $ (2,208,053)
-----------------------------------------------------------
Temporary book/tax differences                      (15,548)
-----------------------------------------------------------
Capital loss carryforward                       (60,209,653)
-----------------------------------------------------------
Shares of beneficial interest                   343,823,790
===========================================================
                                               $281,390,536
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the reclassification of distributions from a partnership.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2008                             $   700,371
----------------------------------------------------------
December 31, 2009                               8,314,191
----------------------------------------------------------
December 31, 2010                              51,195,091
==========================================================
                                              $60,209,653
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $466,052,200 and $310,477,225, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $ 22,205,137
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      (24,413,190)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                  $ (2,208,053)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $286,129,871.

NOTE 8--RECLASSIFICATIONS OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating losses and foreign currency transactions, on December 31, 2002, undistributed net investment income
(loss) was increased by $2,582,037, undistributed net realized gains (losses) decreased by $5,332 and shares of beneficial interest decreased by $2,576,705. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                          2002                           2001
                                                              ----------------------------    --------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      20,734,085    $ 207,041,581     9,399,572    $ 88,163,980
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      10,459,416      103,695,654     5,648,744      52,902,323
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       4,842,924       46,658,247     3,099,967      29,048,663
------------------------------------------------------------------------------------------------------------------------
  Class R*                                                          6,714           56,937            --              --
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --         3,879          37,431
------------------------------------------------------------------------------------------------------------------------
Conversion of Class B shares to Class A shares:**
  Class A                                                         172,467        1,560,774            --              --
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (174,243)      (1,560,774)           --              --
========================================================================================================================
Reacquired:
  Class A                                                     (14,135,868)    (133,126,533)   (2,593,418)    (23,799,518)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (4,344,297)     (38,153,560)   (1,069,688)     (9,574,407)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,695,124)     (24,183,738)   (1,142,623)    (10,835,719)
------------------------------------------------------------------------------------------------------------------------
  Class R*                                                             (1)             (11)           --              --
========================================================================================================================
                                                               14,866,073    $ 161,988,577    13,346,433    $125,942,753
________________________________________________________________________________________________________________________
========================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                                                --------------------------------------------
                                                                                            AUGUST 31, 2000
                                                                      YEAR ENDED            (DATE OPERATIONS
                                                                     DECEMBER 31,            COMMENCED) TO
                                                                ----------------------        DECEMBER 31,
                                                                  2002          2001              2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  10.19      $   9.36          $ 10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.05)(a)     (0.05)(a)         0.00(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (1.91)         0.88            (0.64)
============================================================================================================
    Total from investment operations                               (1.96)         0.83            (0.64)
============================================================================================================
Less dividends from net investment income                             --          0.00               --
============================================================================================================
Net asset value, end of period                                  $   8.23      $  10.19          $  9.36
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                   (19.23)%        8.92%           (6.40)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $140,652      $105,146          $32,805
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.67%(c)      1.78%            1.78%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.67%(c)      1.78%            2.72%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets        (0.54)%(c)    (0.57)%          (0.12)%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                              117%          123%              49%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios based on average daily net assets of $149,541,478.
(d)  Annualized.

                                                                                   CLASS B
                                                                ---------------------------------------------
                                                                                             AUGUST 31, 2000
                                                                      YEAR ENDED             (DATE OPERATIONS
                                                                     DECEMBER 31,             COMMENCED) TO
                                                                ----------------------         DECEMBER 31,
                                                                 2002           2001               2000
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.11        $  9.33           $ 10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.11)(a)      (0.11)(a)         (0.03)(a)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.89)          0.89             (0.64)
=============================================================================================================
    Total from investment operations                              (2.00)          0.78             (0.67)
=============================================================================================================
Net asset value, end of period                                  $  8.11        $ 10.11           $  9.33
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                  (19.78)%         8.36%            (6.70)%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $99,551        $64,012           $16,385
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.32%(c)       2.44%             2.49%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.32%(c)       2.44%             3.43%(d)
=============================================================================================================
Ratio of net investment income (loss) to average net assets       (1.19)%(c)     (1.23)%           (0.83)%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate                                             117%           123%               49%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $98,577,298.
(d)  Annualized.

                                                                                   CLASS C
                                                                ----------------------------------------------
                                                                                              AUGUST 31, 2000
                                                                      YEAR ENDED              (DATE OPERATIONS
                                                                     DECEMBER 31,              COMMENCED) TO
                                                                ----------------------          DECEMBER 31,
                                                                 2002            2001               2000
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.10         $ 9.34             $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.11)(a)      (0.11)(a)          (0.03)(a)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.88)          0.87              (0.63)
==============================================================================================================
    Total from investment operations                              (1.99)          0.76              (0.66)
==============================================================================================================
Net asset value, end of period                                  $  8.11         $10.10             $ 9.34
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                  (19.70)%         8.14%             (6.60)%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $41,132         $29,548            $9,028
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.32%(c)       2.44%              2.49%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.32%(c)       2.44%              3.43%(d)
==============================================================================================================
Ratio of net investment income (loss) to average net assets       (1.19)%(c)     (1.23)%            (0.83)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate                                             117%           123%                49%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $39,935,609.
(d)  Annualized.

                                                                   CLASS R
                                                                -------------
                                                                JUNE 3, 2002
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                DECEMBER 31,
                                                                    2002
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $ 10.58
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.04)(a)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (2.32)
=============================================================================
    Total from investment operations                                 (2.36)
=============================================================================
Net asset value, end of period                                     $  8.22
_____________________________________________________________________________
=============================================================================
Total return(b)                                                     (22.31)%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $    55
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                               1.92%(c)
=============================================================================
Ratio of net investment income (loss) to average net assets          (0.78)%(c)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                                117%
_____________________________________________________________________________
=============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $25,433.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Worldwide Spectrum Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Worldwide Spectrum Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                              MARKET
                                                SHARES         VALUE
-----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-52.87%

AUTOMOBILE MANUFACTURERS-1.38%

Winnebago Industries, Inc.                         4,500    $   176,535
=======================================================================

BANKS-4.08%

Bank of America Corp.                              7,500        521,775
=======================================================================

CONSTRUCTION & ENGINEERING-4.32%

Jacobs Engineering Group Inc.(a)                   7,200        256,320
-----------------------------------------------------------------------
Shaw Group Inc. (The)(a)                          18,000        296,100
=======================================================================
                                                                552,420
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-6.55%

Dun & Bradstreet Corp. (The)(a)                    7,300        251,777
-----------------------------------------------------------------------
H&R Block, Inc.                                    8,700        349,740
-----------------------------------------------------------------------
University of Phoenix Online(a)                    6,600        236,544
=======================================================================
                                                                838,061
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-2.36%

Fannie Mae                                         2,400        154,392
-----------------------------------------------------------------------
Freddie Mac                                        2,500        147,625
=======================================================================
                                                                302,017
=======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.09%

Thermo Electron Corp.(a)                          13,300        267,596
=======================================================================

GENERAL MERCHANDISE STORES-1.45%

Target Corp.                                       6,200        186,000
=======================================================================

HEALTH CARE FACILITIES-1.95%

HCA Inc.                                           6,000        249,000
=======================================================================

HOMEBUILDING-3.07%

NVR, Inc.(a)                                       1,200        392,532
=======================================================================

INTERNET SOFTWARE & SERVICES-2.30%

Yahoo! Inc.(a)                                    18,000        294,300
=======================================================================

MANAGED HEALTH CARE-4.62%

Aetna Inc.                                         5,200        213,824
-----------------------------------------------------------------------
Anthem, Inc.(a)                                    6,000        377,400
=======================================================================
                                                                591,224
=======================================================================

PHARMACEUTICALS-2.39%

Johnson & Johnson                                  5,700        306,147
=======================================================================

RESTAURANTS-1.50%

Yum! Brands, Inc.(a)                               7,900        191,338
=======================================================================

                                                              MARKET
                                                SHARES         VALUE
-----------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-2.78%

MEMC Electronic Materials, Inc.(a)                47,000    $   355,790
=======================================================================

SEMICONDUCTORS-3.14%

Integrated Circuit Systems, Inc.(a)               12,000        219,000
-----------------------------------------------------------------------
Microchip Technology Inc.                          7,500        183,375
=======================================================================
                                                                402,375
=======================================================================

SPECIALTY STORES-6.00%

PETCO Animal Supplies, Inc.(a)                     8,000        187,512
-----------------------------------------------------------------------
PETsMART, Inc.(a)                                 12,000        205,560
-----------------------------------------------------------------------
Rent-A-Center, Inc.(a)                             7,500        374,625
=======================================================================
                                                                767,697
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.89%

Nextel Communications, Inc.-Class A(a)            32,000        369,600
=======================================================================
    Total Domestic Common Stocks (Cost
      $5,828,255)                                             6,764,407
=======================================================================

FOREIGN STOCKS-40.29%

BERMUDA-4.80%

Everest Re Group, Ltd. (Reinsurance)               4,100        226,730
-----------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance
  Brokers)(a)                                     13,500        387,045
=======================================================================
                                                                613,775
=======================================================================

CAYMAN ISLANDS-1.45%

Noble Corp. (Oil & Gas Drilling)(a)                5,300        186,295
=======================================================================

GERMANY-8.54%

Altana A.G. (Pharmaceuticals)                      6,000        273,985
-----------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)         12,000        819,183
=======================================================================
                                                              1,093,168
=======================================================================

HONG KONG-2.64%

Tingyi (Cayman Islands) Holding Corp.
  (Packaged Foods & Meats)                     1,300,000        337,565
=======================================================================

IRELAND-6.00%

Anglo Irish Bank Corp. PLC (Banks)                62,000        441,273
-----------------------------------------------------------------------
Ryanair Holdings PLC (Airlines)(a)                46,000        325,947
=======================================================================
                                                                767,220
=======================================================================

ITALY-6.50%

GranitiFiandre S.p.A. (Building Products)         30,000        234,304
-----------------------------------------------------------------------
Merloni Elettrodomestici S.p.A. (Household
  Appliances)                                     38,000        399,703
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES         VALUE
-----------------------------------------------------------------------
ITALY-(CONTINUED)

Saeco International Group S.p.A. (Household
  Appliances)(a)                                  53,400    $   197,319
=======================================================================
                                                                831,326
=======================================================================

MEXICO-3.05%

Wal-Mart de Mexico S.A. de C.V.-Series V
  (General Merchandise Stores)                   200,800        390,563
=======================================================================

SOUTH KOREA-2.14%

Samsung Electronics Co., Ltd. (Electronic
  Equipment & Instruments)                           700        185,321
-----------------------------------------------------------------------
Shinsegae Co., Ltd. (Department Stores)              700         88,234
=======================================================================
                                                                273,555
=======================================================================

UNITED KINGDOM-5.17%

New Look Group PLC (Apparel Retail)               74,800        286,930
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES         VALUE
-----------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Smith & Nephew PLC (Health Care Supplies)         37,869    $   232,240
-----------------------------------------------------------------------
Unilever PLC (Packaged Foods & Meats)             15,000        142,882
=======================================================================
                                                                662,052
=======================================================================
    Total Foreign Stocks (Cost $4,275,614)                    5,155,519
=======================================================================

MONEY MARKET FUNDS-7.11%

STIC Liquid Assets Portfolio(b)                  454,569        454,569
-----------------------------------------------------------------------
STIC Prime Portfolio(b)                          454,569        454,569
=======================================================================
    Total Money Market Funds (Cost $909,138)                    909,138
=======================================================================
TOTAL INVESTMENTS-100.27% (Cost $11,013,007)                 12,829,064
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.27%)                           (34,278)
=======================================================================
NET ASSETS-100.00%                                          $12,794,786
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost $11,013,007)                      $12,829,064
--------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                       116,427
--------------------------------------------------------------------------------
  Dividends                                                               13,440
--------------------------------------------------------------------------------
  Due from advisor                                                         7,493
--------------------------------------------------------------------------------
Investment for deferred compensation plan                                  7,345
--------------------------------------------------------------------------------
Other assets                                                              21,695
================================================================================
    Total assets                                                      12,995,464
________________________________________________________________________________
================================================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                                                   8,303
--------------------------------------------------------------------------------
  Foreign currency contracts closed                                        2,008
--------------------------------------------------------------------------------
  Foreign currency contracts outstanding                                 125,355
--------------------------------------------------------------------------------
  Deferred compensation plan                                               7,345
--------------------------------------------------------------------------------
Accrued distribution fees                                                 15,835
--------------------------------------------------------------------------------
Accrued transfer agent fees                                                5,577
--------------------------------------------------------------------------------
Accrued operating expenses                                                36,255
================================================================================
    Total liabilities                                                    200,678
================================================================================
Net assets applicable to shares outstanding                          $12,794,786
________________________________________________________________________________
================================================================================

NET ASSETS:

Class A                                                              $ 6,321,013
________________________________________________________________________________
================================================================================
Class B                                                              $ 4,623,856
________________________________________________________________________________
================================================================================
Class C                                                              $ 1,849,917
________________________________________________________________________________
================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                                                  698,641
________________________________________________________________________________
================================================================================
Class B                                                                  517,226
________________________________________________________________________________
================================================================================
Class C                                                                  206,862
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                          $      9.05
--------------------------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.05 divided by 94.50%)                     $      9.58
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                       $      8.94
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                       $      8.94
________________________________________________________________________________
================================================================================


STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $3,719)                 $    91,481
--------------------------------------------------------------------------------
Dividends from affiliated money market funds                              20,653
--------------------------------------------------------------------------------
Interest                                                                   1,123
================================================================================
    Total investment income                                              113,257
================================================================================

EXPENSES:

Advisory fees                                                            114,141
--------------------------------------------------------------------------------
Administrative services fees                                              50,000
--------------------------------------------------------------------------------
Custodian fees                                                            13,710
--------------------------------------------------------------------------------
Distribution fees -- Class A                                              28,070
--------------------------------------------------------------------------------
Distribution fees -- Class B                                              37,322
--------------------------------------------------------------------------------
Distribution fees -- Class C                                              16,761
--------------------------------------------------------------------------------
Transfer agent fees                                                       38,305
--------------------------------------------------------------------------------
Trustees' fees                                                             8,687
--------------------------------------------------------------------------------
Registration and filing fees                                              33,495
--------------------------------------------------------------------------------
Professional fees                                                         47,098
--------------------------------------------------------------------------------
Other                                                                     17,919
================================================================================
    Total expenses                                                       405,508
================================================================================
Less: Fees waived                                                       (101,252)
--------------------------------------------------------------------------------
    Expenses paid indirectly                                                (376)
================================================================================
    Net expenses                                                         303,880
================================================================================
Net investment income (loss)                                            (190,623)
================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
  FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS, FUTURES
  CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                               (1,304,475)
--------------------------------------------------------------------------------
  Foreign currencies                                                      (2,409)
--------------------------------------------------------------------------------
  Foreign currency contracts                                            (208,802)
--------------------------------------------------------------------------------
  Futures contracts                                                      (35,640)
--------------------------------------------------------------------------------
  Option contracts written                                                31,365
================================================================================
                                                                      (1,519,961)
================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                  617,199
--------------------------------------------------------------------------------
  Foreign currencies                                                      (1,000)
--------------------------------------------------------------------------------
  Foreign currency contracts                                            (115,468)
--------------------------------------------------------------------------------
  Option contracts written                                               (17,779)
================================================================================
                                                                         482,952
================================================================================
Net gain (loss) from investment securities, foreign currencies, foreign currency contracts, futures contracts and option
  contracts                                                           (1,037,009)
================================================================================
Net increase (decrease) in net assets resulting from operations      $(1,227,632)
________________________________________________________________________________
================================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                         2002           2001
--------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                        $  (190,623)   $   (55,616)
--------------------------------------------------------------------------------
  Net realized gain (loss) from investment
    securities, foreign currencies, foreign
    currency contracts, futures contracts and
    option contracts                                   (1,519,961)    (1,164,114)
--------------------------------------------------------------------------------
  Change in net unrealized appreciation of
    investment securities, foreign currencies,
    foreign currency contracts and option
    contracts                                             482,952      1,208,106
================================================================================
    Net increase (decrease) in net assets
     resulting from operations                         (1,227,632)       (11,624)
================================================================================
Distributions to shareholders from net investment
  income:
  Class A                                                  (2,912)          (673)
--------------------------------------------------------------------------------
  Class B                                                      --           (285)
--------------------------------------------------------------------------------
  Class C                                                      --            (94)
--------------------------------------------------------------------------------
Share transactions-net:
  Class A                                              (1,707,264)     7,688,252
--------------------------------------------------------------------------------
  Class B                                               1,387,954      3,565,526
--------------------------------------------------------------------------------
  Class C                                                 693,806      1,299,946
================================================================================
    Net increase (decrease) in net assets                (856,048)    12,541,048
================================================================================

NET ASSETS:

  Beginning of year                                    13,650,834      1,109,786
================================================================================
  End of year                                         $12,794,786    $13,650,834
________________________________________________________________________________
================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                       $13,795,649    $13,610,384
--------------------------------------------------------------------------------
  Undistributed net investment income (loss)               (9,664)        (2,951)
--------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from
    investment securities, foreign currencies,
    foreign currency contracts, futures contracts
    and option contracts                               (2,682,257)    (1,164,705)
--------------------------------------------------------------------------------
  Unrealized appreciation of investment
    securities, foreign currencies, foreign
    currency contracts and option contracts             1,691,058      1,208,106
================================================================================
                                                      $12,794,786    $13,650,834
________________________________________________________________________________
================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Worldwide Spectrum Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B, and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 2.00%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $101,252.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $22,371 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B and Class C shares paid $28,070, $37,322 and $16,761, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund.

CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $6,560 in front-end sale commissions from the sale of Class A shares and $0, $291 and $360 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $231 and reductions in custodian fees of $145 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $376.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--FOREIGN CURRENCIES

Outstanding foreign currency contracts at December 31, 2002 were as follows:

                            CONTRACT TO                         UNREALIZED
SETTLEMENT            ------------------------                 APPRECIATION
DATE        CURRENCY    DELIVER      RECEIVE       VALUE      (DEPRECIATION)
----------------------------------------------------------------------------
01/09/03      KRW     240,000,000   $  190,779   $  202,178     $ (11,399)
----------------------------------------------------------------------------
01/09/03      MXN       2,800,000      270,075      269,503           572
----------------------------------------------------------------------------
01/21/03      HKD       1,750,000      224,175      224,387          (212)
----------------------------------------------------------------------------
01/31/03      EUR       1,745,000    1,727,880    1,829,314      (101,434)
----------------------------------------------------------------------------
01/31/03      GBP         275,000      429,343      442,225       (12,882)
============================================================================
                                    $2,842,252   $2,967,607     $(125,355)
____________________________________________________________________________
============================================================================

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
---------------------------------------------------------
Beginning of year                       40       $ 19,879
---------------------------------------------------------
Written                                 25         11,675
---------------------------------------------------------
Closed                                  (7)        (3,479)
---------------------------------------------------------
Expired                                (58)       (28,075)
=========================================================
End of year                             --       $     --
_________________________________________________________
=========================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                            2002      2001
-----------------------------------------------------------
Distributions paid from ordinary income    $2,912    $1,052
___________________________________________________________
===========================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation -- investments          $ 1,801,570
-----------------------------------------------------------
Temporary book/tax differences                       (9,664)
-----------------------------------------------------------
Capital loss carryforward                        (2,660,108)
-----------------------------------------------------------
Post-October capital loss deferral                 (132,661)
-----------------------------------------------------------
Shares of beneficial interest                    13,795,649
===========================================================
                                                $12,794,786
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(124,999).

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                                                        CAPITAL LOSS
EXPIRATION                                                              CARRYFORWARD
------------------------------------------------------------------------------------
December 31, 2009                                                        $1,171,360
------------------------------------------------------------------------------------
December 31, 2010                                                         1,488,748
====================================================================================
                                                                         $2,660,108
____________________________________________________________________________________
====================================================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $12,658,363 and $12,306,336, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of investment securities            $2,145,048
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (218,479)
================================================================================
Net unrealized appreciation of investment securities                  $1,926,569
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $10,902,495.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, net operating losses and other items, on December 31, 2002, undistributed net investment income was increased by $186,822, undistributed net realized gains increased by $2,409 and shares of beneficial interest decreased by $189,231. This reclassification had no effect on the net assets of the Fund.


NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                          2002                         2001
                                                                -------------------------    ------------------------
                                                                  SHARES        AMOUNT        SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                          838,881    $ 7,844,956      872,405    $ 8,569,590
---------------------------------------------------------------------------------------------------------------------
  Class B                                                          410,973      3,812,711      389,269      3,753,828
---------------------------------------------------------------------------------------------------------------------
  Class C                                                          122,164      1,145,729      183,610      1,766,611
=====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              310          2,861           70            670
---------------------------------------------------------------------------------------------------------------------
  Class B                                                               --             --           29            277
---------------------------------------------------------------------------------------------------------------------
  Class C                                                               --             --            9             90
=====================================================================================================================
Conversion of Class B shares to Class A shares:*
  Class A                                                           11,498        102,735           --             --
---------------------------------------------------------------------------------------------------------------------
  Class B                                                          (11,486)      (102,735)          --             --
=====================================================================================================================
Reacquired:
  Class A                                                       (1,038,150)    (9,657,816)     (97,318)      (882,008)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                         (251,272)    (2,322,022)     (20,288)      (188,579)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                          (49,330)      (451,923)     (49,592)      (466,755)
=====================================================================================================================
                                                                    33,588    $   374,496    1,278,194    $12,553,724
_____________________________________________________________________________________________________________________
=====================================================================================================================

* Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                             CLASS A
                            -----------------------------------------
                                                    DECEMBER 29, 2000
                                YEAR ENDED          (DATE OPERATIONS
                               DECEMBER 31,            COMMENCED)
                            ------------------       TO DECEMBER 31,
                             2002        2001             2000
---------------------------------------------------------------------
Net asset value, beginning
  of period                 $ 9.85      $10.00           $10.00
---------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                   (0.11)(a)   (0.05)(a)           --
---------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)              (0.69)      (0.10)              --
=====================================================================
    Total from investment
     operations              (0.80)      (0.15)              --
=====================================================================
Less distributions from
  net investment income      (0.00)      (0.00)              --
=====================================================================
Net asset value, end of
  period                    $ 9.05      $ 9.85           $10.00
_____________________________________________________________________
=====================================================================
Total return(b)              (8.08)%     (1.49)%             --
_____________________________________________________________________
=====================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)            $6,321      $8,725           $1,110
_____________________________________________________________________
=====================================================================
Ratio of expenses to
  average net assets:
  With fee waivers            2.00%(c)    1.91%            1.80%(d)
---------------------------------------------------------------------
  Without fee waivers         2.75%(c)    4.44%           76.90%(d)
=====================================================================
Ratio of net investment
  income (loss) to average
  net assets                 (1.16)%(c)  (0.52)%           3.91%(d)
_____________________________________________________________________
=====================================================================
Portfolio turnover rate        101%        168%              --
_____________________________________________________________________
=====================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $8,020,086.
(d)  Annualized.


                                                         CLASS B
                                          --------------------------------------
                                                          JANUARY 2, 2001
                                          YEAR ENDED      (DATE SALES COMMENCED)
                                          DECEMBER 31,    TO DECEMBER 31,
                                            2002               2001
--------------------------------------------------------------------------------
Net asset value, beginning of period         $ 9.79               $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.17)(a)            (0.11)(a)
--------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            (0.68)               (0.10)
================================================================================
    Total from investment operations          (0.85)               (0.21)
================================================================================
Less distributions from net investment
  income                                         --                (0.00)
================================================================================
Net asset value, end of period               $ 8.94               $ 9.79
________________________________________________________________________________
================================================================================
Total return(b)                               (8.68)%              (2.09)%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                   $4,624               $3,613
________________________________________________________________________________
================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                             2.65%(c)             2.57%(d)
--------------------------------------------------------------------------------
  Without fee waivers                          3.40%(c)             5.10%(d)
================================================================================
Ratio of net investment income (loss)
  to average net assets                       (1.81)%(c)           (1.18)%(d)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                         101%                 168%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $3,732,213.
(d)  Annualized.


                                                         CLASS C
                                          --------------------------------------
                                                          JANUARY 11, 2001
                                          YEAR ENDED      (DATE SALES COMMENCED)
                                          DECEMBER 31,    TO DECEMBER 31,
                                            2002               2001
--------------------------------------------------------------------------------
Net asset value, beginning of period         $ 9.79               $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.17)(a)            (0.11)(a)
--------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            (0.68)               (0.10)
================================================================================
    Total from investment operations          (0.85)               (0.21)
================================================================================
Less distributions from net investment
  income                                         --                (0.00)
================================================================================
Net asset value, end of period               $ 8.94               $ 9.79
________________________________________________________________________________
================================================================================
Total return(b)                               (8.68)%              (2.09)%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                   $1,850               $1,312
________________________________________________________________________________
================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                             2.65%(c)             2.57%(d)
--------------------------------------------------------------------------------
  Without fee waivers                          3.40%(c)             5.10%(d)
================================================================================
Ratio of net investment income (loss)
  to average net assets                       (1.81)%(c)           (1.18)%(d)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                         101%                 168%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,676,106.
(d)  Annualized.

NOTE 13--SUBSEQUENT EVENT

At a meeting held on February 6, 2003, the Board of Trustees of AIM Funds Group, on behalf of AIM Worldwide Spectrum Fund, voted to change the fund's name to "AIM Global Value Fund" and also approved certain changes to the fund's investment strategies. These changes become effective on April 30, 2003.

                     AIM BALANCED FUND
                     AIM PREMIER EQUITY FUND

                     Institutional Classes

                     May 1, 2003




                     Prospectus

                     AIM Balanced Fund seeks to achieve as high a total return as possible, consistent with preservation of capital.

                     AIM Premier Equity Fund seeks to achieve long-term growth of capital. Income is a secondary objective.

                     --------------------------------------------------------

                     This prospectus contains important information about the Institutional Class shares of the funds. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                      -----------------------------------
                      AIM BALANCED o PREMIER EQUITY FUNDS
                      -----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------
AIM Balanced Fund                                    1

AIM Premier Equity Fund                              1

Both Funds                                           1

PRINCIPAL RISKS OF INVESTING IN THE FUNDS            1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    6
------------------------------------------------------
Dividends and Distributions                          6

Suitability for Investors                            6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-2

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                      -----------------------------------
                      AIM BALANCED o PREMIER EQUITY FUNDS
                      -----------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

AIM BALANCED FUND (BALANCED)

The fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in a broadly diversified portfolio of common stocks, preferred stocks, convertible securities and bonds. The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities and a minimum of 30% and a maximum of 70% of its total assets in non-convertible debt securities. The fund may also invest up to 25% of its total assets in convertible securities.

    In selecting the percentages of assets to be invested in equity or debt securities, the portfolio managers consider such factors as general market and economic conditions, as well as trends, yields, interest rates and changes in fiscal and monetary policies. The portfolio managers will primarily purchase equity securities for growth of capital and debt securities for income purposes. However, the portfolio managers will focus on companies whose securities have the potential for both growth of capital and income generation. The portfolio managers consider whether to sell a particular security when they believe that security no longer has that potential.

AIM PREMIER EQUITY FUND (PREMIER EQUITY)

The fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objectives by investing, normally, at least 80% of its assets in equity securities, including convertible securities. In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options exchange-traded funds and American Depositary Receipts. The fund may invest in preferred stocks and debt instruments that have prospects for growth of capital. The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies, (2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities, and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of these categories.

BOTH FUNDS

Each fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, each of the funds may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of a fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, each of the funds may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, a fund may not achieve its investment objective(s).

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

BOTH FUNDS

There is a risk that you could lose all or a portion of your investment in the funds. The value of your investment in the funds will go up and down with the prices of the securities in which the funds invest. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

BALANCED

Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    The values of convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

PREMIER EQUITY

The income you may receive from your investment in the fund may vary.

                      -----------------------------------
                      AIM BALANCED o PREMIER EQUITY FUNDS
                      -----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Institutional Class shares of the funds were first made available for public sale on March 15, 2002.

    The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance (before and after taxes) is not necessarily an indication of its future performance. The returns shown are those of each fund's Class A shares, which are not offered in this prospectus. Institutional Class shares would have higher annual returns because, although the shares are invested in the same portfolio of securities, Institutional Class shares have lower expenses.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar charts show changes in the performance of each fund's Class A shares from year to year. The bar charts do not reflect sales loads. If they did, the annual total returns shown would be lower. Institutional Class shares are not subject to front-end or back-end sales loads.

BALANCED -- CLASS A

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................   15.54%
1994...................................................................   -5.44%
1995...................................................................   34.97%
1996...................................................................   19.25%
1997...................................................................   24.41%
1998...................................................................   12.46%
1999...................................................................   19.04%
2000...................................................................   -4.21%
2001...................................................................  -11.33%
2002...................................................................  -17.85%

PREMIER EQUITY -- CLASS A

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................   18.71%
1994...................................................................    3.28%
1995...................................................................   34.85%
1996...................................................................   14.52%
1997...................................................................   23.95%
1998...................................................................   32.76%
1999...................................................................   29.95%
2000...................................................................  -14.95%
2001...................................................................  -12.99%
2002...................................................................  -30.91%

                      -----------------------------------
                      AIM BALANCED o PREMIER EQUITY FUNDS
                      -----------------------------------

PERFORMANCE INFORMATION (continued)
--------------------------------------------------------------------------------

    The Class A shares' year-to-date total return as of March 31, 2003, was -2.42% and -1.46% for AIM Balanced Fund and AIM Premier Equity Fund, respectively.

    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns of each fund's Class A shares were as follows:

                        HIGHEST QUARTERLY RETURN      LOWEST QUARTERLY RETURN
FUND                         (QUARTER ENDED)              (QUARTER ENDED)
--------------------------------------------------------------------------------
Balanced -- Class A    16.22% (December 31, 1999)   -12.21% (September 30, 2001)
Premier
  Equity -- Class A    27.35% (December 31, 1998)   -18.61% (June 30, 2002)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares each fund's Class A shares performance to that of a broad-based securities market index, a style specific index and a peer group index. Each fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------
(for the periods ended                          5             10            INCEPTION
December 31, 2002)            1 YEAR          YEARS          YEARS            DATE
--------------------------------------------------------------------------------------
Balanced -- Class A                                                          03/31/78
  Return Before Taxes         (21.74)%        (2.31)%         6.88%
  Return After Taxes on
    Distributions             (22.46)         (3.36)          5.58
  Return After Taxes on
    Distributions and Sale
    of Fund Shares            (13.32)         (2.21)          5.14
--------------------------------------------------------------------------------------
S&P 500(1,2)                  (22.09)         (0.58)          9.34                 --
Custom Balanced Index(3)       (9.47)          3.02           8.69                 --
Lipper Balanced Fund
  Index(4)                    (10.69)          2.10           7.53                 --
--------------------------------------------------------------------------------------
Premier Equity -- Class A                                                    05/01/84
  Return Before Taxes         (34.70)         (3.58)          6.94
  Return After Taxes on
    Distributions             (34.70)         (4.58)          5.41
  Return After Taxes on
    Distributions and Sale
    of Fund Shares            (21.30)         (2.52)          5.55
--------------------------------------------------------------------------------------
S&P 500(1)                    (22.09)         (0.58)          9.34                 --
Lipper Large-Cap Core Fund
  Index(5)                    (21.23)         (0.74)          8.04                 --
--------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.
(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.
(2) The fund has also included the Custom Balanced Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Balanced Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(3) The Custom Balanced Index is an index created by A I M Advisors, Inc. to benchmark the fund. This index consists of 60% Russell 3000(R) Index and 40% Lehman Brothers U.S. Aggregate Bond Index. The Russell 3000(R) Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
(4) The Lipper Balanced Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Balanced category. These funds invest to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically the stock/bond ratio is approximately 60/40.
(5) In addition, the Lipper Large-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group. The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's 500 Index.

                      -----------------------------------
                      AIM BALANCED o PREMIER EQUITY FUNDS
                      -----------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds:

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                BALANCED   PREMIER EQUITY
-----------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None          None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None          None
-----------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted                                            PREMIER
from fund assets)                                           BALANCED   EQUITY
--------------------------------------------------------------------------------
Management Fees                                               0.51%      0.63%

Distribution and/or Service (12b-1) Fees                      None       None

Other Expenses                                                0.29       0.05

Total Annual Fund Operating Expenses(2,3)                     0.80       0.68
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The investment advisor has agreed to waive a portion of the management fees on assets in excess of $5 billion. Total Annual Fund Operating Expenses net of this agreement are 0.66% for the AIM Premier Equity Fund. Termination of this agreement requires approval by the Board of Trustees.
(3) The investment advisor has agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of average net assets of the fund. This agreement may be terminated or modified at any time. Total Annual Fund Operating Expenses net of this agreement are 0.67% for the AIM Balanced Fund.

You should also consider the effect of any account fees charged by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived, and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------
Balanced                                     $82      $255      $444       $990
Premier Equity                                69       218       379        847
---------------------------------------------------------------------------------

                      -----------------------------------
                      AIM BALANCED o PREMIER EQUITY FUNDS
                      -----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as each fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the funds' operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the funds, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2002, the advisor received compensation of 0.51% and 0.61%, respectively, of Balanced's and Premier Equity's average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of each fund's portfolio are

BALANCED


(CO-MANAGED)
- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1992.

- Claude C. Cody IV, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1992.

- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

- Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

- Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1989.

- Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991.

    They are assisted by the Balanced and Investment Grade Teams. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

PREMIER EQUITY


- Robert A. Shelton (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.

- Abel Garcia, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, he was a senior portfolio manager for Waddell & Reed.

- Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1991.

- Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 2003 had has been associated with the advisor and/or its affiliates since 1994.

- Kellie K. Veazey, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.

    They are assisted by the Premier Equity Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                      -----------------------------------
                      AIM BALANCED o PREMIER EQUITY FUNDS
                      -----------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Balanced expects that its distributions, if any, will consist of both capital gains and ordinary income. Premier Equity expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

Balanced generally declares and pays dividends, if any, quarterly. Premier Equity generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The funds generally distribute long-term and short-term capital gains, if any, annually.

SUITABILITY FOR INVESTORS

The Institutional Classes of the funds are intended for use by institutional investors. Shares of the Institutional Classes of the funds are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum initial investment requirement, otherwise the minimum initial investment requirement for defined contribution plans is $10 million. There is no minimum initial investment requirement for defined benefit plans; and the minimum initial investment requirement for all other investors for which the Institutional Classes of the funds are available is $1 million.

    The Institutional Classes of the funds are designed to be convenient and economical vehicles in which institutions can invest in a portfolio of equity securities. An investment in the funds may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

                      -----------------------------------
                      AIM BALANCED o PREMIER EQUITY FUNDS
                      -----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    The financial highlights tables are intended to help you understand each fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).

    This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                 BALANCED --
                                                                INSTITUTIONAL
                                                                    CLASS
                                                                -------------
                                                                  MARCH 15,
                                                                    2002
                                                                 (DATE SALES
                                                                 COMMENCED)
                                                                     TO
                                                                DECEMBER 31,
                                                                    2002
Net asset value, beginning of period                               $ 25.81
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.44(a)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (4.83)
=============================================================================
    Total from investment operations                                 (4.39)
=============================================================================
Less distributions from net investment income                        (0.60)
=============================================================================
Net asset value, end of period                                     $ 20.82
_____________________________________________________________________________
=============================================================================
Total return(b)                                                     (17.16)%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $     8
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      0.67%(c)
=============================================================================
  Without fee waivers and/or expense reimbursements                   0.80%(c)
=============================================================================
Ratio of net investment income to average net assets                  2.50%(c)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                                 78%
_____________________________________________________________________________
=============================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,738.

                      -----------------------------------
                      AIM BALANCED o PREMIER EQUITY FUNDS
                      -----------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                   PREMIER EQUITY --
                                                                  INSTITUTIONAL CLASS
                                                                -----------------------
                                                                    MARCH 15, 2002
                                                                (DATES SALES COMMENCED)
                                                                    TO DECEMBER 31,
                                                                         2002
                                                                -----------------------
Net asset value, beginning of period                                    $ 10.66
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                    0.03(a)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                           (3.14)
=======================================================================================
    Total from investment operations                                      (3.11)
=======================================================================================
Net asset value, end of period                                          $  7.55
_______________________________________________________________________________________
=======================================================================================
Total return(b)                                                          (29.17)%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $ 2,255
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                         0.66%(c)
---------------------------------------------------------------------------------------
  Without fee waivers                                                      0.68%(c)
=======================================================================================
Ratio of net investment income to average net assets                       0.42%(c)
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate                                                      36%
_______________________________________________________________________________________
=======================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,630,390.

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the Institutional Classes of the AIM Funds.

SHARES SOLD WITHOUT SALES CHARGES

You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class of shares.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund Institutional Class accounts are as follows:

                                                                INITIAL      ADDITIONAL
TYPE OF ACCOUNT                                               INVESTMENTS    INVESTMENTS
----------------------------------------------------------------------------------------
Defined Benefit Plans or Platform Sponsors for Defined
Contribution Plans                                            $        0     no minimum
Banks acting in a fiduciary or similar capacity, Collective
and Common Trust Funds, Banks and Broker-Dealers acting for
their own account or Foundations and Endowments                1 million     no minimum
Defined Contribution Plans (Corporate, Non-profit or
Governmental)                                                 10 million     no minimum
----------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
                                       The financial consultant should mail
                                       your completed account application to
                                       the transfer agent,
                                       A I M Fund Services, Inc.,
                                       P.O. Box 4497,
                                       Houston, TX 77210-4497.
                                       The financial consultant should call
                                       the transfer agent at (800) 659-1005 to
                                       receive a reference number.
                                       Then, use the following wire
                                       instructions:
                                       Beneficiary Bank
                                       ABA/Routing #: 113000609
                                       Beneficiary Account Number: 00100366732
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
-------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant         Contact your financial consultant.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's call before the close of the
                                       customary trading session of the New York Stock Exchange
                                       (NYSE) on days the NYSE is open for business in order to
                                       effect the redemption at the day's closing price.

By Telephone                           A person who has been authorized in the account application to effect transactions may make redemptions by telephone.
                                       You must call the transfer agent before the close of the
                                       customary trading session of the NYSE on days the NYSE is
                                       open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after we accept your request to redeem.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY THE AIM FUNDS
If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day.

TIMING OF ORDERS
You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------


    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                      -----------------------------------
                      AIM BALANCED o PREMIER EQUITY FUNDS
                      -----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the funds and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about each fund's investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about these funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of a fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4497
                          Houston, TX 77210-4497

BY TELEPHONE:             (800) 451-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of a fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------------
 AIM BALANCED FUND, AIM PREMIER EQUITY FUND
 SEC 1940 Act file number: 811-1540
--------------------------------------------

AIMinvestments.com               AFG-PRO-1

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                 AIM FUNDS GROUP
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919



                              ____________________




THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE INSTITUTIONAL CLASSES OF EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY THE "FUNDS") OF AIM FUNDS GROUP LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INSTITUTIONAL CLASS SHARES OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF THE PROSPECTUS FOR THE FUNDS LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:





                            A I M FUND SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246


                              ____________________




         THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 2003, RELATES TO THE FOLLOWING PROSPECTUS FOR THE PORTFOLIOS NAMED BELOW:


                           FUND                                                                DATED
                           ----                                                                -----

              AIM BALANCED FUND - INSTITUTIONAL CLASS                                       MAY 1, 2003
           AIM PREMIER EQUITY FUND - INSTITUTIONAL CLASS                                    MAY 1, 2003


                                 AIM FUNDS GROUP
                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS


                                                                                                                PAGE
                                                                                                                ----

GENERAL INFORMATION ABOUT THE TRUST...........................................................................     1
         Fund History.........................................................................................     1
         Shares of Beneficial Interest........................................................................     1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS......................................................     2
         Classification.......................................................................................     2
         Investment Strategies and Risks......................................................................     3
                  Equity Investments..........................................................................     5
                  Foreign Investments.........................................................................     6
                  Debt Investments............................................................................     8
                  Other Investments...........................................................................    10
                  Investment Techniques.......................................................................    11
                  Derivatives.................................................................................    16
         Fund Policies........................................................................................    22
         Temporary Defensive Positions........................................................................    24

MANAGEMENT OF THE TRUST.......................................................................................    24
         Board of Trustees....................................................................................    24
         Management Information...............................................................................    24
                  Trustee Ownership of Portfolio Shares.......................................................    25
         Factors Considered in Approving the Investment Advisory Agreement....................................    25
         Compensation.........................................................................................    26
                  Retirement Plan For Trustees................................................................    26
                  Deferred Compensation Agreements............................................................    26
                  Purchase of Class A Shares of the Funds at Net Asset Value..................................    27
         Codes of Ethics......................................................................................    27

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................................................    27

INVESTMENT ADVISORY AND OTHER SERVICES........................................................................    27
         Investment Advisor...................................................................................    27
         Service Agreements...................................................................................    29
         Other Service Providers..............................................................................    29

BROKERAGE ALLOCATION AND OTHER PRACTICES......................................................................    30
         Brokerage Transactions...............................................................................    30
         Commissions..........................................................................................    31
         Brokerage Selection..................................................................................    31
         Directed Brokerage (Research Services)...............................................................    32
         Regular Brokers or Dealers...........................................................................    32
         Allocation of Portfolio Transactions.................................................................    32
         Allocation of Initial Public Offering ("IPO") Transactions...........................................    32

PURCHASE, REDEMPTION AND PRICING OF SHARES....................................................................    33
         Purchase and Redemption of Shares....................................................................    33
         Redemptions by the Funds.............................................................................    34
         Offering Price.......................................................................................    34
         Redemption In Kind...................................................................................    35
         Backup Withholding...................................................................................    35



DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS......................................................................    36
         Dividends and Distributions..........................................................................    36
         Tax Matters..........................................................................................    37

DISTRIBUTION OF SECURITIES....................................................................................    43
         Distributor..........................................................................................    43

CALCULATION OF PERFORMANCE DATA...............................................................................    44


APPENDICES:

RATINGS OF DEBT SECURITIES....................................................................................   A-1

TRUSTEES AND OFFICERS.........................................................................................   B-1

TRUSTEE COMPENSATION TABLE....................................................................................   C-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................................................   D-1

MANAGEMENT FEES...............................................................................................   E-1

ADMINISTRATIVE SERVICES FEES..................................................................................   F-1

BROKERAGE COMMISSIONS.........................................................................................   G-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES

AND REGULAR BROKERS OR DEALERS................................................................................   H-1

PERFORMANCE DATA..............................................................................................   I-1

FINANCIAL STATEMENTS..........................................................................................    FS



                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

     AIM Funds Group (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of twelve separate portfolios: AIM Balanced Fund, AIM Basic Balanced Fund, AIM European Small Company Fund, AIM Global Utilities Fund, AIM Global Value Fund, AIM International Emerging Growth Fund, AIM Mid Cap Basic Value Fund, AIM New Technology Fund, AIM Premier Equity Fund, AIM Premier Equity II Fund, AIM Select Equity Fund and AIM Small Cap Equity Fund(each a "Portfolio" and collectively the "Portfolios"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

     The Trust was originally organized on October 30, 1984, as a Massachusetts business trust. The Trust reorganized as a Delaware business trust on October 15, 1993. The following Portfolios were included in the reorganization: AIM Global Utilities Fund, AIM Select Equity Fund and AIM Premier Equity Fund. In addition, on October 15, 1993, AIM Balanced Fund acquired all the assets and assumed all of the liabilities of AIM Convertible Securities Fund, Inc., a Maryland corporation. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to these Portfolios (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). Prior to May 1, 1995, AIM Global Utilities Fund was known as AIM Utilities Fund. Prior to July 13, 2001, AIM Select Equity Fund was known as AIM Select Growth Fund, and prior to May 1, 1998, such Fund was known as AIM Growth Fund. Each of the other Portfolios commenced operations as a series of the Trust. Prior to July 1, 2002, AIM Premier Equity Fund and AIM Premier Equity II Fund were known as AIM Value Fund and AIM Value II Fund, respectively. Prior to April 30, 2003, AIM Global Value Fund was known as AIM Worldwide Spectrum Fund.

SHARES OF BENEFICIAL INTEREST

     Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.

     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Portfolio. These assets constitute the underlying assets of each Portfolio, are segregated on the Trust's books of account, and are charged with the expenses of such Portfolio and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Portfolio by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

     Each share of each Portfolio represents an equal proportionate interest in that Portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such Portfolio as are declared by the Board. Each Portfolio offers three separate classes of shares: Class A shares, Class B shares and Class C shares. Each of AIM Balanced Fund, AIM Premier Equity Fund and AIM Small Cap Equity Fund also offers a fourth class of shares, Class R shares. Each of AIM Balanced Fund and AIM Premier Equity Fund also offers a fifth class of shares, Institutional Class shares. This Statement of Additional Information relates solely to the Institutional Classes of AIM Balanced Fund and AIM Premier Equity Fund(each a "Fund" and collectively the "Funds"). Each class of shares represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the Portfolio allocable to such class.

     Each share of a Portfolio has the same voting, dividend, liquidation and other rights; however, each class of shares of a Portfolio is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

     Except as specifically noted above, shareholders of each Portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Portfolio. However, on matters affecting an individual Portfolio or class of shares, a separate vote of shareholders of that Portfolio or class is required. Shareholders of a Portfolio or class are not entitled to vote on any matter which does not affect that Portfolio or class but that requires a separate vote of another Portfolio or class. An example of a matter that would be voted on separately by shareholders of each Portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Portfolio are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

     Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Portfolio for all losses and expenses of any shareholder of such Portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Portfolio is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

     SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

     The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

     The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                                 AIM FUNDS GROUP
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                                                                            FUND
                                                          ------------------------------------------
                                                          AIM BALANCED FUND       AIM PREMIER EQUITY
                                                                                          FUND
                                                          -----------------       ------------------
                    SECURITY/
                    INVESTMENT
                    TECHNIQUE

                                                            EQUITY INVESTMENTS
                     -------------------------            ---------------------   ------------------
                          Common Stock                            X                        X
                     -------------------------            ---------------------   ------------------
                        Preferred Stock                           X                        X
                     -------------------------            ---------------------   ------------------
                     Convertible Securities                       X                        X
                     -------------------------            ---------------------   ------------------
                          Alternative                             X                        X
                       Entity Securities
                     -------------------------            ---------------------   ------------------
                                                            FOREIGN INVESTMENTS
                     -------------------------            ---------------------   ------------------
                       Foreign Securities                         X                        X
                     -------------------------            ---------------------   ------------------
                       Foreign Government                         X                        X
                          Obligations
                     -------------------------            ---------------------   ------------------
                        Foreign Exchange                          X                        X
                          Transactions
                     -------------------------            ---------------------   ------------------
                                                             DEBT INVESTMENTS
                     -------------------------            ---------------------   ------------------
                        U.S. Government                           X                        X
                          Obligations
                     -------------------------            ---------------------   ------------------
                      Mortgage-Backed and                         X
                    Asset-Backed Securities
                     -------------------------            ---------------------   ------------------
                    Collateralized Mortgage                       X
                          Obligations
                     -------------------------            ---------------------   ------------------
                        Investment Grade                          X                        X
                         Corporate Debt
                          Obligations
                     -------------------------            ---------------------   ------------------
                           Junk Bonds
                     -------------------------            ---------------------   ------------------
                         Liquid Assets                            X                        X
                     -------------------------            ---------------------   ------------------
                                                             OTHER INVESTMENTS
                     -------------------------            ---------------------   ------------------
                             REITs                                X                        X
                     -------------------------            ---------------------   ------------------
                        Other Investment                          X                        X
                           Companies
                     -------------------------            ---------------------   ------------------
                      Defaulted Securities
                     -------------------------            ---------------------   ------------------
                       Municipal Forward
                           Contracts
                     -------------------------            ---------------------   ------------------
                      Variable or Floating
                        Rate Instruments
                     -------------------------            ---------------------   ------------------
                       Indexed Securities
                     -------------------------            ---------------------   ------------------
                        Zero-Coupon and
                     Pay-in-Kind Securities
                     -------------------------            ---------------------   ------------------
                      Synthetic Municipal
                          Instruments
                     -------------------------            ---------------------   ------------------
                                                          INVESTMENT TECHNIQUES
                     -------------------------            ---------------------   ------------------
                        Delayed Delivery                         X                        X
                          Transactions
                     -------------------------            ---------------------   ------------------
                     When-Issued Securities                      X                        X
                     -------------------------            ---------------------   ------------------
                          Short Sales                            X                        X
                     -------------------------            ---------------------   ------------------
                      Margin Transactions
                     -------------------------            ---------------------   ------------------
                        Swap Agreements                          X                        X
                     -------------------------            ---------------------   ------------------


                                 AIM FUNDS GROUP
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                                                                            FUND
                                                          ------------------------------------------
                                                          AIM BALANCED FUND       AIM PREMIER EQUITY
                                                                                          FUND
                                                          -----------------       ------------------
                    SECURITY/
                    INVESTMENT
                    TECHNIQUE
                        Interfund Loans                            X                       X
                     -------------------------            ---------------------   ------------------
                           Borrowing                               X                       X
                     -------------------------            ---------------------   ------------------
                       Lending Portfolio                           X                       X
                           Securities
                     -------------------------            ---------------------   ------------------
                     Repurchase Agreements                         X                       X
                     -------------------------            ---------------------   ------------------
                       Reverse Repurchase                          X                       X
                           Agreements
                     -------------------------            ---------------------   ------------------
                          Dollar Rolls                             X
                     -------------------------            ---------------------   ------------------
                      Illiquid Securities                          X                       X
                     -------------------------            ---------------------   ------------------
                      Rule 144A Securities                         X                       X
                     -------------------------            ---------------------   ------------------
                       Unseasoned Issuers                          X                       X
                     -------------------------            ---------------------   ------------------
                     Portfolio Transactions
                     -------------------------            ---------------------   ------------------
                      Sale of Money Market
                           Securities
                     -------------------------            ---------------------   ------------------
                      Standby Commitments
                     -------------------------            ---------------------   ------------------
                                                               DERIVATIVES
                     -------------------------            ---------------------   ------------------
                         Equity-Linked                             X                       X
                          Derivatives
                     -------------------------            ---------------------   ------------------
                          Put Options                              X                       X
                     -------------------------            ---------------------   ------------------
                          Call Options                             X                       X
                     -------------------------            ---------------------   ------------------
                           Straddles                               X                       X
                     -------------------------            ---------------------   ------------------
                            Warrants                               X                       X
                     -------------------------            ---------------------   ------------------
                     Futures Contracts and                         X                       X
                       Options on Futures
                           Contracts
                     -------------------------            ---------------------   ------------------
                        Forward Currency                           X                       X
                           Contracts
                     -------------------------            ---------------------   ------------------
                             Cover                                 X                       X
                     -------------------------            ---------------------   ------------------


Equity Investments

     COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

     CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

     The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

     The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.

     ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to the equivalent of common or preferred stock of corporations.

Foreign Investments

     FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

     Each Fund may invest up to 25% of its total assets in foreign securities.

     Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

     Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

     Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

     Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

     Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

     On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU") established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. Each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) has replaced its local currency with the euro effective January 1, 2002.

     FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities.. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interests or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the government of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities both of which are generally below investment grade, are sometimes referred to as "Brady Bonds."

     FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

     Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

     The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency.

Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

     U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

     MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

     Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

     If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The AIM Balanced Fund may invest in CMOs. The Fund can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

     FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

     Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

     Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

     INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

     LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, and municipal obligations).

     Descriptions of debt securities ratings are found in Appendix A.

Other Investments

     REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

     To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

     To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

     In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

     OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

     The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

Investment Techniques

     DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

     Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement.

     A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

     WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

     Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

     Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

     SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

     A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

     MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

     SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

     INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

     BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

     LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

     The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

     REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

     The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

     DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or mortgage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

     Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

     RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investments in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers,
(iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investments in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

     UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

Derivatives

     The Funds may each invest in forward contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

     EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies, and therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

     PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

     A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

     Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

     Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into, or exchangeable, without payment or any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

     A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

     If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lowest price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

     Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

     Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

     A Fund may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

     Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

     The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

     Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

     STRADDLES. The Funds, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of each Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

     A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

     The Funds currently may not invest in any security (including futures, contracts or options thereon) that is secured by physical commodities.

     The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

     Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

     "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

     Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

     If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

     Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

     Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

     Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

     FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

     Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

     The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

     Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

     COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

     Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

     Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

     (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

     (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

     (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

     (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or, forward currency contract at any particular time.

     (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

     (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

FUND POLICIES

     FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

     (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

     (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

     (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

     (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

     (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

     (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

     The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

     NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.

     (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

     (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.

     (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

     (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

     (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

     (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

     (7) AIM Premier Equity Fund normally invests at least 80% of its assets in equity securities, including convertible securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

TEMPORARY DEFENSIVE POSITIONS

     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents, or high-quality debt obligations. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

     The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

     The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix B.

     The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.

     The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Carl Frischling (on leave of absence), Lewis F. Pennock,Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Fund (including resolution of disagreements between Fund management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of the Fund; (iii) monitoring the process and resulting financial statements prepared by Fund management to promote accuracy of financial reporting and asset valuation; and (iv) preapproving permissible non-audit services that are provided to the Fund by its independent auditors. During the fiscal year ended December 31, 2002, the Audit Committee held six meetings.

     The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Pennock and Sklar (Chair) Carl Frischling, Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended December 31, 2002, the Investments Committee held four meetings.

     The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair) and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended December 31, 2002, the Valuation Committee held one meeting.

     The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) nominating persons who are not interested persons of the Fund for election or appointment (a) as additions to the Board, (b to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Fund at meetings called for the election of trustees;
(ii) nominating persons who are not interested persons of the Fund for selection as, members of each committee of the Board, including without limitation, the Audit Committee, the Committee on Directors/Trustees, the Investments Committee and the Valuation Committee, and to nominate persons for selection as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Fund. During the fiscal year ended December 31, 2002, the Committee Directors/Trustees held five meetings.

     The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

Trustee Ownership of Portfolio Shares

     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolios and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

FACTORS CONSIDERED IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

     The advisory agreement with AIM was re-approved for each Fund by the Trust's Board at a meeting held on May 14-15, 2002. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors for each Fund, including: the requirements of each Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of each Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.

     In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

     After consideration of these factors, the Board found that: (i) the services provided to each Fund and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's advisory agreement was in the best interests of such Fund and its shareholders and continued the agreement for an additional year.

COMPENSATION

     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

     Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002 is found in Appendix C.

Retirement Plan For Trustees

     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

     Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchase of Class A Shares of the Funds at Net Asset Value

     The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution.

CODES OF ETHICS

     AIM, the Trust and A I M Distributors, Inc. ("AIM Distributors") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix D. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

     AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 190 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

     As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.

     AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

     The Master Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

     AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

     Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

         FUND NAME                                                  NET ASSETS                  ANNUAL RATE
         ---------                                           ------------------------           ------------

AIM Balanced Fund                                            First $150 million                    0.75%
                                                             Amount over $150 million              0.50%
-------------------------                                    -------------------------          ------------
AIM Premier Equity Fund*                                     First $150 million                    0.80%
                                                             Amount over $150 million              0.625%
-------------------------                                    -------------------------          ------------

* See currently effective fee schedule below.

     AIM has voluntarily agreed to waive advisory fees payable by AIM Premier Equity Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion.

     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

     AIM has voluntarily agreed, effective July 1, 2002, to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. See "Investment Strategies and Risks - Other Investments - Other Investment Companies."

     The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended December 31are found in Appendix E.

     SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

     AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

     ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

     Administrative services fees paid to AIM by each Fund for the last three fiscal years ended December 31are found in Appendix F.

OTHER SERVICE PROVIDERS

     TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

     The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

     It is anticipated that most investors will perform their own subaccounting.

     CUSTODIANS. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as sub-custodian to facilitate cash management.

     The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country;the Custodian is responsible for monitoring eligible foreign securities depositories.

     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

     AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board of Trustees has selected PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, as the independent public accountants to audit the financial statements of the Funds.

     COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

     Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer including electronic communication networks.

     Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

     Brokerage commissions paid by each of the Funds for the last three fiscal years ended December 31are found in Appendix G.

COMMISSIONS

     During the last three fiscal years ended December 31none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

     The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

     AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE (RESEARCH SERVICES)

     Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended December 31, 2002 are found in Appendix H.

REGULAR BROKERS OR DEALERS

     Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended December 31, 2002 is found is Appendix H.

ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

     Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:

     AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.

     When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPO transactions will be the same for each AIM Fund and account.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

     Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to A I M Fund Services, Inc. at P.O. Box 4497, Houston, Texas 77210-4497. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AFS.

     Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AFS all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Fund for any overdraft charges incurred.

     A financial intermediary may submit a written request to AFS for correction of transactions involving Fund shares. If AFS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Fund for any resulting loss.

     An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Fund, except through the reinvestment of distributions.

     Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AFS, an investor may change the bank account designated to receive redemption proceeds. AFS may request additional documentation.

     AFS may request that an intermediary maintain separate master accounts in the Fund for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

     Platform sponsors that provide investment vehicles to fund Section 401 defined contribution plans and have entered into written agreements with AIM Distributors to waive applicable investment minimums may purchase Institutional Class shares for accounts in such plans.

REDEMPTIONS BY THE FUNDS

     If the Funds determine that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Funds may, at their discretion, redeem the account and distribute the proceeds to you.

     Additional information regarding purchases and redemptions is located in the Funds' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

     ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AFS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AFS. Upon receiving returned mail, AFS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AFS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AFS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

     Shares of the Institutional Class of a Fund are sold at net asset value.

Calculation of Net Asset Value

     Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

     Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities

(including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

     Foreign securities are converted into U.S. Dollars using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing price, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

     Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

     AIM intends to redeem all shares of the Funds in cash. It is possible that future conditions may make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

     Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

     Each AIM Fund, and other payers, must withhold, as of January 1, 2002, 30% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, the backup withholding rate decreases in phases to 28% for distributions made in the year 2006 and thereafter.

     An investor is subject to backup withholding if:

     1.   the investor fails to furnish a correct TIN to the Fund, or

     2.   the IRS notifies the Fund that the investor furnished an incorrect
          TIN, or

     3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

     4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

     5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

     Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

     Investors should contact the IRS if they have any questions concerning withholding.

     IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

     NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

     It is the present policy of AIM Premier Equity Fund to declare and pay annually net investment income dividends and capital gain distributions. It is the present policy of AIM Balanced Fund to declare and pay quarterly net investment income dividends and declare and pay annually capital gain distributions.

     It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in Institutional Class shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

     Distributions paid by a Fund, other than daily dividends have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

     Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service ("IRS") has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gain from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.

     In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

     For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

     Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

     If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

     DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

     Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

     Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

     Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

     Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

     EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     For purposes of the excise tax, a regulated investment company shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

     Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a

Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

     PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

     The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

     SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

     FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations to the extent discussed below.

     A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

     Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

     Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

     Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

     SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

     If a shareholder (a) incurs a sales load in acquiring shares of a Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition.

     BACKUP WITHHOLDING. The Funds may be required to withhold as of January 1, 2002, 30% of distributions and/or redemption payments; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter. For more information refer to "Purchase, Redemption and Pricing of Shares -- Backup Withholding."

     FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

     If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 30% on distributions made on or after January 1, 2002 that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

     Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

     Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

     FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

     If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by the Fund that are attributable to any distributions they receive; and
(ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

     Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

     EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation ordinary income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

     The Trust has entered into master distribution agreements as amended, relating to the Funds (the "Distribution Agreement") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

     The Distribution Agreement provides AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

     The Trust (on behalf of the Institutional Classes) or AIM Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

     AIM Distributors may, from time to time, at its expense pay a bonus or other consideration or incentive to dealers or banks. The total amount of such additional bonus payments or other consideration shall not exceed 0.10% of the public offering price of the shares sold or of average daily net assets of the Funds attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable Fund's shares or the amount that any particular Fund will receive as proceeds from such sales. Dealers may not use sales of the Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.


                         CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

     The standard formula for calculating average annual total return is as follows:
                                         n
                                   P(1+T) = ERV

Where           P       =    a hypothetical initial payment of $1,000;
                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the
                             beginning of the one, five or ten year periods);
                n       =    number of years; and
                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment at the end of the one, five or ten year periods (or fractional portion of such period).

     The average annual total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix I.

     Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

     Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Institutional Class shares does not reflect a deduction of any sales charge, since that class is sold and redeemed at net asset value.

     A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

     Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:
                                         n
                                   P(1+U) = ERV

Where           P      =   a hypothetical initial payment of $1,000;
                U      =   average annual total return assuming payment of
                           only a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period;
                n      =   number of years; and
                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

     Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000.
                V      =   cumulative total return assuming payment of all of,
                           a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period; and
                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

     The cumulative total returns for each Fund, with respect to its Institutional Class shares for the one, five, and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix I.

Average Annual Total Return (After Taxes on Distributions) Quotation

     A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

     The standard formula for calculating average annual total return (after taxes on distributions) is:
                                       n
                                 P(1+T) = ATV
                                             D

Where           P        =   a hypothetical initial payment of $1,000;
                T        =   average annual total return (after taxes on
                             distributions);
                n        =   number of years; and
                ATVD     =   ending value of a hypothetical $1,000 payment made
                             at the beginning of the one, five, or ten year periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

     Standardized average annual total return (after taxes on distributions) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.

     The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

     The average annual total returns (after taxes on distributions) for each Fund, with respect to its Institutional Class shares for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix I.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

     A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

     The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                       n
                                 P(1+T) = ATV
                                             DR

Where           P        =   a hypothetical initial payment of $1,000;
                T        =   average annual total return (after taxes on
                             distributions and redemption); n = number of years;
                             and
                ATV(DR)  =   ending value of a hypothetical $1,000 payment made
                             at the beginning of the one, five, or ten year periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

     Standardized average annual total return (after taxes on distributions and redemption) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.

     The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

     The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

     The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

     The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Institutional Class shares for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix I.

Yield Quotation

     Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

     Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

     The standard formula for calculating yield for each Fund is as follows:

                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) - 1]

Where          a    =   dividends and interest earned during a stated 30-day
                        period.  For purposes of this calculation, dividends are
                        accrued rather than recorded on the ex-dividend date.
                        Interest earned under this formula must generally be
                        calculated based on the yield to maturity of each
                        obligation (or, if more appropriate, based on yield to
                        call date).
               b    =   expenses accrued during period (net of reimbursements).
               c    =   the average daily number of shares outstanding during
                        the period that were entitled to receive dividends.

               d    =   the maximum offering price per share on the last day of
                        the period.

     The yield for the AIM Balanced Fund for the 30 day period ended December 31, 2002 is found in Appendix I.

Performance Information

     All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

     The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

     Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:


     Advertising Age                    Forbes                              Nation's Business
     Barron's                           Fortune                             New York Times
     Best's Review                      Hartford Courant                    Pension World
     Broker World                       Inc.                                Pensions & Investments
     Business Week                      Institutional Investor              Personal Investor
     Changing Times                     Insurance Forum                     Philadelphia Inquirer
     Christian Science Monitor          Insurance Week                      USA Today
     Consumer Reports                   Investor's Business Daily           U.S. News & World Report
     Economist                          Journal of the American             Wall Street Journal
     FACS of the Week                     Society of CLU & ChFC             Washington Post
     Financial Planning                 Kiplinger Letter                    CNN
     Financial Product News             Money                               CNBC
     Financial Services Week            Mutual Fund Forecaster              PBS
     Financial World


     Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:


      Bank Rate Monitor                                    Stanger
      Donoghue's                                           Weisenberger
      Mutual Fund Values (Morningstar)                     Lipper, Inc.


     Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

      Lehman Brothers Aggregate Bond Index
      Lipper Balanced Fund Index
      Lipper Large Cap Core Fund Index
      Russell 3000(R) Index

     Standard & Poor's 500 Stock Index

     Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

     10 year Treasury Notes
     90 day Treasury Bills

     Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Fund's portfolio; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

     From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing), variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:
                         MOODY'S LONG-TERM DEBT RATINGS

     Moody's corporate ratings areas follows:


     Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

     A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1:   Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:   Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3:   Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.


     Moody's municipal ratings are as follows:


            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

MUNICIPAL RATINGS ARE BASED UPON THE ANALYSIS OF FOUR PRIMARY FACTORS RELATING TO MUNICIPAL FINANCE: ECONOMY, DEBT, FINANCES, AND ADMINISTRATION/MANAGEMENT STRATEGIES. EACH OF THE FACTORS IS EVALUATED INDIVIDUALLY AND FOR ITS EFFECT ON THE OTHER FACTORS IN THE CONTEXT OF THE MUNICIPALITY'S ABILITY TO REPAY ITS DEBT.

     Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

     Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).


                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.


                        S&P SHORT-TERM MUNICIPAL RATINGS

     An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.


                         FITCH LONG-TERM CREDIT RATINGS


     Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

     Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

     The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

     Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:  Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.


                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC:  Default of some kind appears probable.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.


                         FITCH SHORT-TERM CREDIT RATINGS

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B

                              TRUSTEES AND OFFICERS

                              As of January 1, 2003

________________________________________________________________________________
The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities, if any.
________________________________________________________________________________

                                      TRUSTEE
                                      AND/OR                                                                   OTHER
NAME, YEAR OF BIRTH AND               OFFICER                                                               DIRECTORSHIP(s)
POSITION(s) HELD WITH THE TRUST       SINCE          PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS            HELD BY TRUSTEE
-------------------------------       -------        -------------------------------------------            ---------------

INTERESTED PERSON

Robert H. Graham(1) --  1946          1992           Director and Chairman, A I M Management Group          None
Trustee, Chairman and President                      Inc. (financial services holding company); and
                                                     Director and Vice Chairman, AMVESCAP PLC (parent
                                                     of AIM and a global investment management firm)

                                                     Formerly: President and Chief Executive Officer,
                                                     A I M Management Group Inc.; Director, Chairman
                                                     and President, A I M Advisors, Inc. (registered
                                                     investment advisor); and Director and Chairman,
                                                     A I M Capital Management, Inc. (registered
                                                     investment advisor), A I M Distributors, Inc.
                                                     (registered broker dealer), A I M Fund Services,
                                                     Inc., (registered transfer agent), and Fund
                                                     Management Company (registered broker dealer)

---------------------------------     -------        -------------------------------------------           ---------------

Mark H. Williamson(2) -- 1951          2003          Director, President and Chief Executive Officer,      Director, Chairman,
Trustee and Executive Vice                           A I M Management Group Inc. (financial services       President and Chief
President                                            holding company); Director, Chairman and              Executive Officer,
                                                     President, A I M Advisors, Inc. (registered           INVESCO Bond Funds,
                                                     investment advisor); Director, A I M Capital          Inc., INVESCO
                                                     Management, Inc. (registered investment advisor)      Combination Stock &
                                                     and A I M Distributors, Inc. (registered broker       Bond Funds, Inc.,
                                                     dealer), Director and Chairman, A I M Fund            INVESCO Counselor
                                                     Services, Inc., (registered transfer agent), and      Series Funds, Inc.,
                                                     Fund Management Company (registered broker            INVESCO Global
                                                     dealer); and Chief Executive Officer, AMVESCAP        International
                                                     PLC - AIM Division (parent of AIM and a global        Funds, Inc.,
                                                     investment management firm);                          INVESCO Manager
                                                                                                           Series Funds, Inc.,
                                                     Formerly: Director, Chairman and Chief Executive      INVESCO Money
                                                     Officer, INVESCO Funds Group, Inc.; and Chief         Market Funds, Inc.,
                                                     Executive Officer, AMVESCAP PLC Managed Products      INVESCO Sector
                                                                                                           Funds, Inc.,
                                                                                                           INVESCO Stock
                                                                                                           Funds, Inc.,



1 Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

2 Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

                                      TRUSTEE
                                      AND/OR                                                                  OTHER
NAME, YEAR OF BIRTH AND               OFFICER                                                              DIRECTORSHIP(s)
POSITION(s) HELD WITH THE TRUST       SINCE          PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS           HELD BY TRUSTEE
-------------------------------       -------        -------------------------------------------           ---------------

                                                                                                           INVESCO Treasurer's
                                                                                                           Series Funds, Inc.
                                                                                                           and INVESCO
                                                                                                           Variable Investment
                                                                                                           Funds, Inc.
---------------------------------     -------        -------------------------------------------           ---------------
INDEPENDENT TRUSTEES
---------------------------------     -------        -------------------------------------------           ---------------

Frank S. Bayley -- 1939                2001          Of Counsel, law firm of Baker & McKenzie              Badgley Funds, Inc.
Trustee                                                                                                    (registered
                                                                                                           investment company)
---------------------------------     -------        -------------------------------------------           ---------------

Bruce L. Crockett -- 1944              1987          Chairman, Crockett Technology Associates              ACE Limited
Trustee                                              (technology consulting company)                       (insurance
                                                                                                           company); and
                                                                                                           Captaris, Inc.
                                                                                                           (unified messaging
                                                                                                           provider)
---------------------------------     -------        -------------------------------------------           ---------------

Albert R. Dowden --  1941              2000          Director, Magellan Insurance Company; Member of       Cortland Trust,
Trustee                                              Advisory Board of Rotary Power International          Inc. (registered
                                                     (designer, manufacturer, and seller of rotary         investment company)
                                                     power engines); and Director, The Boss Group
                                                     (private equity group)

                                                     Formerly: Director, President and Chief
                                                     Executive Officer, Volvo Group North America,
                                                     Inc.; Senior Vice President, AB Volvo and
                                                     director of various affiliated Volvo companies
---------------------------------     -------        -------------------------------------------           ---------------
INDEPENDENT TRUSTEES
---------------------------------     -------        -------------------------------------------           ---------------

Edward K. Dunn, Jr. -- 1935            1998          Formerly: Chairman, Mercantile Mortgage Corp.;        None
Trustee                                              President and  Chief Operating Officer,
                                                     Mercantile-Safe Deposit & Trust Co.; and
                                                     President, Mercantile Bankshares Corp.
---------------------------------     -------        -------------------------------------------           ---------------

Jack M. Fields -- 1952                 1997          Chief Executive Officer, Twenty First Century         Administaff
Trustee                                              Group, Inc. (government affairs company) and
                                                     Texana Timber LP
---------------------------------     -------        -------------------------------------------           ---------------

Carl Frischling -- 1937                1993          Partner, law firm of Kramer Levin Naftalis and        Cortland Trust,
Trustee                                              Frankel LLP                                           Inc. (registered
                                                                                                           investment company)
---------------------------------     -------        -------------------------------------------           ---------------

                                      TRUSTEE
                                      AND/OR                                                                  OTHER
NAME, YEAR OF BIRTH AND               OFFICER                                                              DIRECTORSHIP(s)
POSITION(s) HELD WITH THE TRUST       SINCE          PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS           HELD BY TRUSTEE
-------------------------------       -------        -------------------------------------------           ---------------

Prema Mathai-Davis -- 1950             1998          Formerly: Chief Executive Officer, YWCA of the        None
Trustee                                              USA
---------------------------------     -------        -------------------------------------------           ---------------

Lewis F. Pennock -- 1942               1992          Partner, law firm of Pennock & Cooper                 None
Trustee
---------------------------------     -------        -------------------------------------------           ---------------

Ruth H. Quigley -- 1935                2001          Retired                                               None
Trustee
---------------------------------     -------        -------------------------------------------           ---------------

Louis S. Sklar -- 1939                 1993          Executive Vice President, Hines (real estate          None
Trustee                                              development company)
---------------------------------     -------        -------------------------------------------           ---------------
OTHER OFFICERS
---------------------------------     -------        -------------------------------------------           ---------------

Gary T. Crum(3) -- 1947                1992          Director Chairman and Director of Investments,        N/A
Senior Vice President                                A I M Capital Management, Inc.; Director and
                                                     Executive Vice President, A I M Management Group
                                                     Inc.; Director and Senior Vice President, A I M
                                                     Advisors, Inc.; and Director, A I M
                                                     Distributors, Inc. and AMVESCAP PLC

                                                     Formerly:  Chief Executive Officer and
                                                     President, AIM Capital Management, Inc.
---------------------------------     -------        -------------------------------------------           ---------------

Robert G. Alley -- 1948                1992          Managing Director and Chief Fixed Income              N/A
Vice President                                       Officer, A I M Capital Management, Inc.; and
                                                     Vice President, A I M Advisors, Inc.
---------------------------------     -------        -------------------------------------------           ---------------

Stuart W. Coco -- 1955                 1992          Managing Director and Chief Research Officer -        N/A
Vice President                                       Fixed Income, A I M Capital Management, Inc.;
                                                     and Vice President, A I M Advisors, Inc.
---------------------------------     -------        -------------------------------------------           ---------------

Melville B. Cox -- 1943                1992          Vice President and Chief Compliance Officer, A I M    N/A
Vice President                                       Advisors, Inc. and A I M Capital Management,
                                                     Inc.; and Vice President, A I M Fund Services,
                                                     Inc.
---------------------------------     -------        -------------------------------------------           ---------------

Karen Dunn Kelley -- 1960              1992          Managing Director and Chief Cash Management           N/A
Vice President                                       Officer, A I M Capital Management, Inc.;
                                                     Director and President, Fund Management Company;
                                                     and Vice President, A I M Advisors, Inc.
---------------------------------     -------        -------------------------------------------           ---------------


(3)    Information is current as of January 10, 2003.

                                      TRUSTEE
                                      AND/OR                                                                  OTHER
NAME, YEAR OF BIRTH AND               OFFICER                                                              DIRECTORSHIP(s)
POSITION(s) HELD WITH THE TRUST       SINCE          PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS           HELD BY TRUSTEE
-------------------------------       -------        -------------------------------------------           ---------------

Edgar M. Larsen(3) -- 1940               1999        Vice President, A I M Advisors, Inc.,                 N/A
Vice President                                       and President, Chief Executive Officer and Chief
                                                     Investment Officer, A I M Capital Management,
                                                     Inc.
---------------------------------     -------        -------------------------------------------           ---------------

Dana R. Sutton -- 1959                   1992        Vice President and Fund Treasurer, A I M              N/A
Vice President and Treasurer                         Advisors, Inc.
---------------------------------     -------        -------------------------------------------           ---------------

Nancy L. Martin(4) -- 1957               2003        Vice President, A I M Advisors, Inc.; and Vice        N/A
Secretary                                            President and General Counsel, A I M Capital
                                                     Management, Inc.
---------------------------------     -------        -------------------------------------------           ---------------

(4)    Ms. Martin became Secretary of the Trust on April 1, 2003.

          TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2002

                                                                                           AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                              SECURITIES IN ALL REGISTERED
                                                                                            INVESTMENT COMPANIES OVERSEEN BY
                                   DOLLAR RANGE OF EQUITY SECURITIES                          TRUSTEE IN THE AIM FAMILY OF
     NAME OF TRUSTEE                          PER PORTFOLIO                                             FUNDS(R)
---------------------------        -------------------------------------------------        -----------------------------------


Robert H. Graham                    Balanced                Over $100,000                           Over $100,000

                                    Basic Balanced          Over $100,000

                                    Premier Equity          Over $100,000

                                    Small Cap Equity        Over $100,000
---------------------------         -------------------------------------------------     -------------------------------------

Mark H. Williamson                                 -0-                                             $10,001 - $50,000

---------------------------         -------------------------------------------------     -------------------------------------

Frank S. Bayley                                   - 0 -                                            $10,001 - $50,000
---------------------------         -------------------------------------------------     -------------------------------------

Bruce L. Crockett                   Select Equity           $1 - $10,000                           $1 - $10,000

                                    Premier Equity          $1 - $10,000
---------------------------         -------------------------------------------------     -------------------------------------

Albert R. Dowden                    Small Cap Equity        $10,001 - $50,000                      $50,001 - $100.,000

---------------------------         -------------------------------------------------     -------------------------------------

Edward K. Dunn, Jr.                               - 0 -                                              Over $100,000(5)

---------------------------         -------------------------------------------------     -------------------------------------

Jack M. Fields                      Premier Equity           Over $100,000                           Over $100,000(5)

---------------------------         -------------------------------------------------     -------------------------------------

Carl Frischling                     Basic Balanced                 $50,001 - $100,000                Over $100,000(5)

                                    European Small Company           $10,001- $50,000

                                    International Emerging Growth   $10,001 - $50,000

                                    Premier Equity                   $10,001- $50,000
---------------------------         -------------------------------------------------     -------------------------------------

Prema Mathai-Davis                  European Small Company          $10,001 - $50,000               Over $100,000(5)

---------------------------         -------------------------------------------------     -------------------------------------

Lewis F. Pennock                    Balanced                      $10,001 - $50,000               $50,001 - $100,000

                                    Basic Balanced                     $1 - $10,000
---------------------------         -------------------------------------------------     -------------------------------------

Ruth H. Quigley                                    -0-                                                 $1 - $10,000

---------------------------         -------------------------------------------------     -------------------------------------

Louis S. Sklar                                    - 0 -                                              Over $100,000(5)

---------------------------         -------------------------------------------------     -------------------------------------

(5) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE


     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002:


                                                           RETIREMENT
                                         AGGREGATE          BENEFITS                                 TOTAL
                                        COMPENSATION        ACCRUED        ESTIMATED ANNUAL       COMPENSATION
                                         FROM  THE           BY ALL         BENEFITS UPON         FROM ALL AIM
               TRUSTEE                    TRUST(1)         AIM FUNDS(2)      RETIREMENT(3)           FUNDS(4)
               -------                  ------------       ------------    ----------------       -------------

   Frank S. Bayley                        $20,222          $  142,800          $90,000              $  150,000
   -----------------------             -------------       ------------    ----------------       -------------
   Bruce L. Crockett                       20,094              50,132           90,000                 149,000
   -----------------------             -------------       ------------    ----------------       -------------
   Albert R. Dowden                        20,222              57,955           90,000                 150,000
   -----------------------             -------------       ------------    ----------------       -------------
   Edward K. Dunn, Jr.                     20,094              94,149           90,000                 149,000
   -----------------------             -------------       ------------    ----------------       -------------
   Jack M. Fields                          20,222              29,153           90,000                 153,000
   -----------------------             -------------       ------------    ----------------       -------------
   Carl Frischling(5)                      20,222              74,511           90,000                 150,000
   -----------------------             -------------       ------------    ----------------       -------------
   Prema Mathai-Davis                      20,222              33,931           90,000                 150,000
   -----------------------             -------------       ------------    ----------------       -------------
   Lewis F. Pennock                        20,811              54,802           90,000                 154,000
   -----------------------             -------------       ------------    ----------------       -------------
   Ruth H. Quigley                         20,222             142,502           90,000                 153,000
   -----------------------             -------------       ------------    ----------------       -------------
   Louis S. Sklar                          20,683              78,500           90,000                 153,000
   -----------------------             -------------       ------------    ----------------       -------------


(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2002, including earnings, was $89,867.

(2) During the fiscal year ended December 31, 2002, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $102,009.

(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) All trustees currently serve as directors or trustees of seventeen registered investment companies advised by AIM.

(5) During the fiscal year ended December 31, 2002, the Trust paid $64,893 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner in such firm.

                                   APPENDIX D

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

     A shareholder who owns beneficially 25% or more of the outstanding securities of a Portfolio is presumed to "control" that Portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of April 4, 2002.

AIM BALANCED FUND

                                          CLASS A         CLASS B          CLASS C         CLASS R      INSTITUTIONAL
                                          SHARES          SHARES           SHARES          SHARES       CLASS SHARES
                                      --------------    ----------       ----------      -----------    -------------
                                        PERCENTAGE      PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                      OWNED OF        OWNED OF         OWNED OF        OWNED OF         OWNED OF
PRINCIPAL HOLDER                          RECORD          RECORD           RECORD          RECORD           RECORD
------------------------------------  --------------    ----------       ----------      -----------    -------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                 9.55%           7.89%           14.78%            --               --
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL  32246

------------------------------------  --------------    ----------       ----------      -----------    -------------
Smith Barney House Account
ATTN:  Cindy Tempesta, 17th Floor
333 West 34th Street                          %            5.32%             --              --               --
New York, NY 10001-2402

------------------------------------  --------------    ----------       ----------      -----------    -------------
A I M Advisors, Inc.*
ATTN:  David Hessel
11 Greenway Plaza, Suite 100                 --              --              --              --             100%(1)
Houston, TX 77046

------------------------------------  --------------    ----------       ----------      -----------    -------------
Branch Banking Trust TTE
FBO W. E. Stanley & Co. Inc.
OMNIBUS Daily Trading                        --              --               --             9.13%            --
300 E Wendover Avenue
Greensboro, NC   27401-1229

------------------------------------  --------------    ----------       ----------      -----------    -------------




(1)  Owned of record and beneficially.

                                         CLASS A          CLASS B          CLASS C         CLASS R      INSTITUTIONAL
                                         SHARES           SHARES           SHARES          SHARES       CLASS SHARES
                                      --------------    ----------       ----------      -----------    -------------
                                        PERCENTAGE      PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                      OWNED OF        OWNED OF         OWNED OF        OWNED OF         OWNED OF
PRINCIPAL HOLDER                          RECORD          RECORD           RECORD          RECORD           RECORD
------------------------------------  --------------    ----------       ----------      -----------    -------------
INVESCO Trust Company TTEE
FBO Big Horn Basin
Orthopedic                                  --              --               --            43.72%             --
401k Profit Sharing Plan
P.O. Box 105779
Atlanta, GA 30348-5779

------------------------------------  --------------    ----------       ----------      -----------    -------------
MCB Trust Services Cust FBO
Crittenden Health Systems 401k
700 17th Street, Ste. 300                   --              --               --            22.17%             --
Denver, CO 80202-3507

------------------------------------  --------------    ----------       ----------      -----------    -------------
AMVESCAP National Trust Co. FBO
West Boylston Insurance Agency Inc.
401(k) Plan                                 --              --               --             9.24%             --
P.O. Box 105779
Atlanta, GA 30348-5779

------------------------------------  --------------    ----------       ----------      -----------    -------------


AIM BASIC BALANCED FUND


                                      CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
                                      --------------    --------------   --------------
                                        PERCENTAGE        PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                      OWNED OF          OWNED OF         OWNED OF
PRINCIPAL HOLDER                          RECORD            RECORD           RECORD
------------------------------------  --------------    --------------   --------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                                  5.95%            8.61%
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL 32246-6484

------------------------------------  --------------    --------------   --------------

AIM EUROPEAN SMALL COMPANY FUND

                                               CLASS A SHARES        CLASS B SHARES       CLASS C SHARES
                                              ----------------       ---------------      ---------------
                                                 PERCENTAGE            PERCENTAGE            PERCENTAGE
NAME AND ADDRESS OF                               OWNED OF              OWNED OF              OWNED OF
PRINCIPAL HOLDER                                   RECORD                RECORD                RECORD
------------------------------------          ----------------       ---------------      --------------
Charles T. Bauer
C/O AIM Management Group Inc.
11 Greenway Plaza, Ste 100                       15.54%(1)                 --                    --
Houston, TX   77046-1113
------------------------------------          ----------------       ---------------      --------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                           --                  11.54%                12.21%
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL  32246
------------------------------------          ----------------       ---------------      --------------

(1)  Owned of record and beneficially.

AIM GLOBAL UTILITIES FUND

                                               CLASS A SHARES        CLASS B SHARES       CLASS C SHARES
                                              ----------------       ---------------      ---------------
                                                 PERCENTAGE            PERCENTAGE            PERCENTAGE
NAME AND ADDRESS OF                               OWNED OF              OWNED OF              OWNED OF
PRINCIPAL HOLDER                                   RECORD                RECORD                RECORD
------------------------------------          ----------------       ---------------      --------------
Charles Schwab & Co., Inc.
Reinvestment Account
101 Montgomery Street                              10.06%                  --                    --
San Francisco, CA  94104-4122
------------------------------------          ----------------       ---------------      --------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                          --                    5.11%                11.00%
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL  32246-6484
------------------------------------          ----------------       ---------------      --------------
Smith Barney House Account
ATTN: Cindy Tempesta, 7th Floor
333 West 34th Street                                --                    5.03%                  --
New York, NY 10001-2402
------------------------------------          ----------------       ---------------      --------------


AIM GLOBAL VALUE FUND

                                               CLASS A SHARES        CLASS B SHARES       CLASS C SHARES
                                              ----------------       ---------------      ---------------
                                                 PERCENTAGE            PERCENTAGE            PERCENTAGE
NAME AND ADDRESS OF                               OWNED OF              OWNED OF              OWNED OF
PRINCIPAL HOLDER                                   RECORD                RECORD                RECORD
------------------------------------          ----------------       ---------------      --------------
Joel and Holly Dobberpuhl*
1710 Lawrence  Road                                16.88%                  --                    --
Franklin, TN  37069-1700
------------------------------------          ----------------       ---------------      --------------

                                               CLASS A SHARES        CLASS B SHARES       CLASS C SHARES
                                              ----------------       ---------------      ---------------
                                                 PERCENTAGE            PERCENTAGE            PERCENTAGE
NAME AND ADDRESS OF                               OWNED OF              OWNED OF              OWNED OF
PRINCIPAL HOLDER                                   RECORD                RECORD                RECORD
------------------------------------          ----------------       ---------------      --------------
Morgan Keegan & Company, Inc
FBO Joyce M. Kelso & Jerry A. Kelso JTWROS
270 River Trace Drive                                --                    --                  9.04%
Marion, AR   72364-2628
------------------------------------          ----------------       ---------------      --------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                         8.62%                   --                   --
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL  32246-6484
------------------------------------          ----------------       ---------------      --------------



AIM INTERNATIONAL EMERGING GROWTH FUND

                                               CLASS A SHARES        CLASS B SHARES       CLASS C SHARES
                                              ----------------       ---------------      ---------------
                                                 PERCENTAGE            PERCENTAGE            PERCENTAGE
NAME AND ADDRESS OF                               OWNED OF              OWNED OF              OWNED OF
PRINCIPAL HOLDER                                   RECORD                RECORD                RECORD
------------------------------------          ----------------       ---------------      --------------
Robert Michael Kippes
Kelly F. Kippes JTTEN
20402 Lakeland Falls Dr.                         17.16%(1)                 --                   --
Cypress, TX   77433-5728
------------------------------------          ----------------       ---------------      --------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr East                           12.05%                  12.80%               21.60%
2nd Floor
Jacksonville, FL   32246-6484]
------------------------------------          ----------------       ---------------      --------------
Deloitte & Touche Profit Sharing Plan
Chase Manhattan Bank TTEE
ATTN: Angela Ma                                  25.37%                    --                    --
3 Metrotech Center, 6th Floor
Brooklyn, NY 11245-0001
------------------------------------          ----------------       ---------------      --------------

(1)  Owned of record and beneficially.

AIM MID CAP BASIC VALUE FUND

                                               CLASS A SHARES        CLASS B SHARES       CLASS C SHARES
                                              ----------------       ---------------      ---------------
                                                 PERCENTAGE            PERCENTAGE            PERCENTAGE
NAME AND ADDRESS OF                               OWNED OF              OWNED OF              OWNED OF
PRINCIPAL HOLDER                                   RECORD                RECORD                RECORD
------------------------------------          ----------------       ---------------      --------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                         16.68%                 7.10%                8.61
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL  32246-6484
------------------------------------          ----------------       ---------------      --------------


AIM NEW TECHNOLOGY FUND

                                               CLASS A SHARES        CLASS B SHARES       CLASS C SHARES
                                              ----------------       ---------------      ---------------
                                                 PERCENTAGE            PERCENTAGE            PERCENTAGE
NAME AND ADDRESS OF                               OWNED OF              OWNED OF              OWNED OF
PRINCIPAL HOLDER                                   RECORD                RECORD                RECORD
------------------------------------          ----------------       ---------------      --------------
Smith Barney House Account
ATTN: Cindy Tempesta, 7th Floor
333 West 34th Street                                 --                   7.18%                 --
New York, NY 10001-2402
------------------------------------          ----------------       ---------------      --------------



AIM PREMIER EQUITY FUND

                                          CLASS A         CLASS B          CLASS C         CLASS R      INSTITUTIONAL
                                          SHARES          SHARES           SHARES          SHARES       CLASS SHARES
                                      --------------    ----------       ----------      -----------    -------------
                                        PERCENTAGE      PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                      OWNED OF        OWNED OF         OWNED OF        OWNED OF         OWNED OF
PRINCIPAL HOLDER                          RECORD          RECORD           RECORD          RECORD           RECORD
------------------------------------  --------------    ----------       ----------      -----------    -------------
Tulsa & Co.
PO Box 3688                                 --              --               --              --             75.43%
Tulsa, OK   74101-3688
------------------------------------  --------------    ----------       ----------      -----------    -------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                9.98%            8.41%           20.05%            --               --
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL  32246-6484
------------------------------------  --------------    ----------       ----------      -----------    -------------
APB025 Logan Bank Trust Co.
401k Plan TTEE Eddie Canterbury
PO Box 505                                  --              --               --            15.87%             --
Warrendale, PA   15086-0505
------------------------------------  --------------    ----------       ----------      -----------    -------------

                                          CLASS A         CLASS B          CLASS C         CLASS R      INSTITUTIONAL
                                          SHARES          SHARES           SHARES          SHARES       CLASS SHARES
                                      --------------    ----------       ----------      -----------    -------------
NAME AND ADDRESS OF                     PERCENTAGE      PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE
PRINCIPAL HOLDER                         OWNED OF        OWNED OF         OWNED OF        OWNED OF         OWNED OF
                                          RECORD          RECORD           RECORD          RECORD           RECORD
------------------------------------  --------------    ----------       ----------      -----------    -------------
Smith Barney House Account
ATTN: Cindy Tempesta, 7th Floor
333 West 34th Street                      5.61%            9.12%           10.41%            --               --
New York, NY 10001-2402
------------------------------------  --------------    ----------       ----------      -----------    -------------
AMVESCAP National Trust Company TTEE
FBO Guys Inc. 401(k) Profit Sharing
Plan                                        --              --               --            57.71%             --
P.O. Box 105779
Atlanta, GA 30348-5779
------------------------------------  --------------    ----------       ----------      -----------    -------------
Circle Trust Company
Custodian For
Milikin Mandt Associates Inc.
IRA Omnibus Account                         --              --               --             9.76%             --
Metro Center
One Station Place
Stanford, CT 06902-6800
------------------------------------  --------------    ----------       ----------      -----------    -------------
First Command Bank Trust
Attention: Trust Department
P.O. Box 901075                             --              --               --              --             22.28%
Fort Worth, TX 76101-2075
------------------------------------  --------------    ----------       ----------      -----------    -------------


AIM PREMIER EQUITY II FUND

                                               CLASS A SHARES        CLASS B SHARES       CLASS C SHARES
                                              ----------------       ---------------      ---------------
                                                 PERCENTAGE            PERCENTAGE            PERCENTAGE
NAME AND ADDRESS OF                               OWNED OF              OWNED OF              OWNED OF
PRINCIPAL HOLDER                                   RECORD                RECORD                RECORD
------------------------------------          ----------------       ---------------      --------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                         5.08%                 11.43%                20.02%
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL  32246-6484
------------------------------------          ----------------       ---------------      --------------
Smith Barney House Account
ATTN: Cindy Tempesta, 7th Floor
333 West 34th Street                                 --                   6.83%                 --
New York, NY 10001-2402
------------------------------------          ----------------       ---------------      --------------

AIM SELECT EQUITY FUND

                                             CLASS A SHARES      CLASS B SHARES     CLASS C SHARES
                                            PERCENTAGE OWNED    PERCENTAGE OWNED      PERCENTAGE
                                                   OF                  OF              OWNED OF
NAME AND ADDRESS OF                              RECORD              RECORD             RECORD
PRINCIPAL HOLDER
----------------                            ----------------    ----------------     --------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                        5.94%              8.06%              11.98%
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL  32246-6484


Smith Barney House Account
ATTN: Cindy Tempesta, 7th Floor
333 West 34th Street                               --                7.01%                --
New York, NY 10001-2402

AIM SMALL CAP EQUITY FUND

                                             CLASS A SHARES      CLASS B SHARES     CLASS C SHARES     CLASS R SHARES
NAME AND ADDRESS OF                         PERCENTAGE OWNED    PERCENTAGE OWNED      PERCENTAGE     PERCENTAGE OWNED
PRINCIPAL HOLDER                                   OF                  OF              OWNED OF             OF
                                                 RECORD              RECORD             RECORD            RECORD
-------------------                         ----------------    ----------------    ---------------   ----------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                        9.85%              7.30%              20.92%              --
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL  32246


MCB Trust Services Cust FBO
Indianhead Food Service
Distributors 401k Plan                             --                  --                 --              25.17%
700 17th Street, Ste. 300
Denver, CO 80202-3507


AMVESCAP National Trust Co. FBO
West Boylston Insurance Agency Inc.
401(k) Plan                                        --                  --                 --              25.09%
P.O. Box 105779
Atlanta, GA 30348-5779
D&L Manufacturing Inc.
401k PSP


Lee Eslicker TTEE
Omnibus Account                                    --                  --                 --              10.97%
P.O. Box 52427
Tulsa, OK 74152-0427


AMVESCAP National Trust Company TTEE
FBO Guys Inc. 401(k) Profit Sharing Plan
P.O. Box 105779                                    --                  --                 --              10.35%
Atlanta, GA 30348-5779

MANAGEMENT OWNERSHIP

         As of April 4, 2003, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Portfolio, except that trustees and officers as a group owned 1.43% of Class A shares of AIM New Technology Fund.

                                   APPENDIX E
                                 MANAGEMENT FEES

For the last three fiscal years ended December 31, the management fees payable by each Fund, the amounts waived by AIM and the net fee paid by each Fund were as follows:

     FUND NAME                             2002                                             2001
                       ----------------------------------------------    ----------------------------------------------
                       MANAGEMENT       MANAGEMENT       NET MANAGEMENT  MANAGEMENT       MANAGEMENT     NET MANAGEMENT
                       FEE PAYABLE      FEE WAIVERS         FEE PAID     FEE PAYABLE      FEE WAIVERS       FEE PAID
                      ------------      -----------      --------------  ------------     -----------    --------------
AIM Balanced Fund       $16,549,642     $   42,255       $ 16,507,397   $ 20,891,477      $  19,008     $   20,872,469

AIM Premier Equity
Fund                     83,590,822      3,054,474         80,536,348    133,647,827      8,961,757        124,686,070




     FUND NAME                                   2000
                          ------------------------------------------------
                          MANAGEMENT        MANAGEMENT     NET MANAGEMENT
                          FEE PAYABLE       FEE WAIVERS       FEE PAID
                          -----------      ------------     ---------------
AIM Balanced Fund         $ 19,294,478      $       -0-     $  19,294,478

AIM Premier Equity
Fund                       178,352,446       11,485,909       166,866,537

                                   APPENDIX F

                          ADMINISTRATIVE SERVICES FEES

The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended December 31:

         FUND NAME                       2002                            2001                        2000
         ---------                       ----                            ----                        ----

AIM Balanced Fund                $       441,158                   $      316,318               $  219,636

AIM Premier Equity Fund                  744,086                          833,469                  959,833


                                   APPENDIX G

                              BROKERAGE COMMISSIONS


Brokerage commissions paid by each of the Funds listed below for the last three fiscal years ended December 31 were as follows:


                  FUND                                           2002              2001             2000
                  ----                                        ----------        ----------       ----------
AIM Balanced Fund(1)...................................       $ 3,264,475      $   2,814,996     $  1,892,019
AIM Premier Equity Fund(2).............................        19,179,821         19,870,430       34,775,189

(1) The variation in brokerage commissions paid by the AIM Balanced Fund for the fiscal year ended December 31, 2002 as compared to the prior fiscal years was due to significant fluctuations in asset levels.

(2) The variation in brokerage commissions paid by the AIM Premier Equity Fund for the fiscal year ended December 31, 2001 as compared to the prior fiscal year was due to a significant fluctuation in asset levels and a reduction in transactions on which commissions were paid.

                                   APPENDIX H

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS


         During the last fiscal year ended December 31, 2002, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:


                                                                                     Related
Fund                                                Transactions              Brokerage Commissions
----                                                ------------              ---------------------
AIM Balanced Fund                               $      226,848,154              $         383,887
AIM Premier Equity Fund                              1,900,808,974                      2,798,790


         During the last fiscal year ended December 31, 2002, the Funds held securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:


              Fund                                 Stock                            Market Value
              ----                                 -----                            ------------
AIM Balanced Fund
    Goldman Sachs Group, Inc. (The)             Common Stock                       $    23,501,310
    Lehman Brothers Holdings Inc.               Common Stock                            18,704,790
    Merrill Lynch & Co., Inc.                   Common Stock                            25,881,900

    Goldman Sachs Group, Inc. (The)             Bonds/Notes                              4,582,989
    Lehman Brothers Holdings Inc.               Bonds/Notes                              8,350,362
    Merrill Lynch & Co., Inc.                   Bonds/Notes                              5,859,378
    Morgan Stanley                              Bonds/Notes                              5,853,045
    Salomon Smith Barney Holdings, Inc.         Bonds/Notes                              5,903,734


AIM Premier Equity Fund
    Merrill Lynch & Co., Inc.                   Common Stock                            47,437,500
    Morgan Stanley                              Common Stock                           112,774,000

                                   APPENDIX I

                                PERFORMANCE DATA


AVERAGE ANNUAL TOTAL RETURNS

The average annual total returns (including sales loads) for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                  PERIODS ENDED
                                DECEMBER 31, 2002

                                                                                           SINCE       INCEPTION
         INSTITUTIONAL CLASS SHARES:             1 YEAR       5 YEARS      10 YEARS     INCEPTION         DATE
         ---------------------------             ------       -------      --------     ---------      ----------
AIM Balanced Fund                                  N/A          N/A            N/A          N/A        03/15/02
AIM Premier Equity Fund                            N/A          N/A            N/A          N/A        03/15/02


CUMULATIVE TOTAL RETURNS

         The cumulative total returns (including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                  PERIODS ENDED
                                DECEMBER 31, 2002


                                                                                           SINCE       INCEPTION
         INSTITUTIONAL CLASS SHARES:              1 YEAR      5 YEARS      10 YEARS     INCEPTION         DATE
         ---------------------------              -------     -------      --------     ---------      ----------
AIM Balanced Fund                                  N/A          N/A            N/A        -17.16%      03/15/02
AIM Premier Equity Fund                            N/A          N/A            N/A        -29.17%      03/15/02


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

         The average annual total returns (after taxes on distributions and including sales loads) for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                  PERIODS ENDED
                                DECEMBER 31, 2002


                                                                                           SINCE       INCEPTION
         INSTITUTIONAL CLASS SHARES:             1 YEAR       5 YEARS      10 YEARS     INCEPTION        DATE
         ---------------------------              -------     -------      --------     ---------      ----------
AIM Balanced Fund                                  N/A          N/A            N/A          N/A        03/15/02
AIM Premier Equity Fund                            N/A          N/A            N/A          N/A        03/15/02

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS)

         The average annual total returns (after taxes on distributions and redemption and including sales loads) for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31are as follows:

                                                 PERIODS ENDED
                                               DECEMBER 31, 2002
                                        ---------------------------------
                                                                                SINCE       INCEPTION
INSTITUTIONAL CLASS SHARES:             1 YEAR      5 YEARS      10 YEARS     INCEPTION       DATE
---------------------------             ------      -------      --------     ---------     ---------
AIM Balanced Fund                         N/A         N/A           N/A          N/A        03/15/02
AIM Premier Equity Fund                   N/A         N/A           N/A          N/A        03/15/02

YIELD

         The 30 day yield for the named Fund is as follows:

                                              30 DAYS ENDED
                                             DECEMBER 31, 2002
                                            INSTITUTIONAL CLASS
                                            -------------------
         AIM Balanced Fund                         2.32%

DISTRIBUTION RATE

         The distribution rate at offering price of the named Fund is as follows:

                                               30 DAYS ENDED
                                             DECEMBER 31, 2002
                                            INSTITUTIONAL CLASS
                                            -------------------
         AIM Balanced Fund                         2.90%

                              FINANCIAL STATEMENTS



                                       FS

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Balanced Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Balanced Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report, dated February 14, 2000, expressed an unqualified opinion thereon.

/s/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
BONDS & NOTES-22.74%

AEROSPACE & DEFENSE-0.18%

Raytheon Co., Notes, 6.75%, 08/15/07           $ 3,950,000   $    4,377,627
===========================================================================

AGRICULTURAL PRODUCTS-0.06%

Archer-Daniels-Midland Co., Unsec. Unsub.
  Deb., 6.95%, 12/15/97                          1,385,000        1,510,633
===========================================================================

AUTOMOBILE MANUFACTURERS-0.32%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04        1,615,000        1,636,027
---------------------------------------------------------------------------
General Motors Corp., Unsec. Deb., 8.80%,
  03/01/21                                       5,965,000        6,440,649
===========================================================================
                                                                  8,076,676
===========================================================================

BANKS-2.37%

African Development Bank (Luxembourg), Sr.
  Unsec. Unsub. Yankee Notes, 3.25%, 07/29/05    1,195,000        1,229,380
---------------------------------------------------------------------------
Barclays O/S Investment Co. (Netherlands),
  Unsec. Gtd. Unsub. Floating Rate Yankee
  Notes, 1.63%, 05/14/03(a)                      2,000,000        1,691,748
---------------------------------------------------------------------------
Citicorp, Unsec. Sub. Notes, 7.13%, 09/01/05     1,625,000        1,819,545
---------------------------------------------------------------------------
Dresdner Funding Trust I, Bonds, 8.15%,
  06/30/31 (Acquired 05/09/02; Cost
  $6,259,723)(b)                                 5,900,000        5,956,876
---------------------------------------------------------------------------
European Investment Bank (Luxembourg),
  Euro Notes, 4.63%, 03/01/07                    2,220,000        2,381,794
---------------------------------------------------------------------------
  Medium Term Yankee Notes, 4.88%, 09/06/06      4,300,000        4,642,469
---------------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05         2,005,000        2,077,741
---------------------------------------------------------------------------
Lloyds Bank PLC-Series 1 (United Kingdom),
  Unsec. Sub. Floating Rate Yankee Notes,
  1.69%, 06/29/49(a)                             3,870,000        3,134,135
---------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/04                          3,290,000        4,163,824
---------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                                4,850,000        5,185,668
---------------------------------------------------------------------------
St. Paul Bancorp. Inc., Sr. Unsec. Unsub.
  Notes, 7.13%, 02/15/04                         5,500,000        5,780,610
---------------------------------------------------------------------------
U.S. Bank N.A., Sub. Notes, 6.30%, 02/04/14      5,555,000        6,292,537
---------------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Bonds,
  8.62%, 10/29/49                                1,385,000        1,658,177
---------------------------------------------------------------------------
Union Planters Bank N.A., Unsec. Sub. Notes,
  6.50%, 03/15/08                                5,510,000        6,183,542
---------------------------------------------------------------------------
Wachovia Corp.,
  Unsec. Putable Sub. Deb., 6.55%, 10/15/05      5,780,000        6,304,651
---------------------------------------------------------------------------
  Unsec. Sub. Notes, 6.25%, 08/04/08               800,000          893,912
===========================================================================
                                                                 59,396,609
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

BREWERS-0.23%

Anheuser-Busch Cos., Inc., Sr. Unsec. Deb.,
  6.50%, 02/01/43                              $ 5,125,000   $    5,715,195
===========================================================================

BROADCASTING & CABLE TV-1.69%

Continental Cablevision, Inc., Sr. Deb.,
  9.50%, 08/01/13                               10,200,000       11,615,250
---------------------------------------------------------------------------
Jones Intercable, Inc., Sr. Unsec. Notes,
  8.88%, 04/01/07                                4,060,000        4,336,161
---------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Sub.
  Notes, 8.25%, 02/15/08                         2,550,000        2,671,125
---------------------------------------------------------------------------
TCA Cable TV, Inc., Sr. Unsec. Putable Deb.,
  6.53%, 02/01/08                                4,350,000        5,396,305
---------------------------------------------------------------------------
TCI Communications, Inc.,
  Sr. Unsec. Deb., 7.88%, 02/15/26               5,835,000        5,975,157
---------------------------------------------------------------------------
  Sr. Unsec. Deb., 8.75%, 08/01/15               2,100,000        2,447,130
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.00%, 08/01/05              1,975,000        2,105,054
---------------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb, 6.88%, 06/15/18           5,055,000        5,007,534
---------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                  2,500,000        2,662,850
===========================================================================
                                                                 42,216,566
===========================================================================

COMPUTER HARDWARE-0.31%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/17/98-04/19/01; Cost
  $19,222,750)(b)(c)(d)                         25,012,000        1,325,636
---------------------------------------------------------------------------
International Business Machines Corp., Deb.,
  8.38%, 11/01/19                                5,195,000        6,525,180
===========================================================================
                                                                  7,850,816
===========================================================================

CONSUMER FINANCE-2.25%

CitiFinancial Credit Co.,
  Notes, 6.63%, 06/01/15                         6,375,000        7,231,162
---------------------------------------------------------------------------
  Unsec. Notes, 6.75%, 07/01/07                  4,025,000        4,535,611
---------------------------------------------------------------------------
Countrywide Home Loans, Inc.,
  Series K, Medium Term Notes, 3.50%,
  12/19/05                                       2,260,000        2,273,899
---------------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.85%, 06/15/04             5,727,000        6,084,537
---------------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.88%, 06/15/10                         5,515,000        5,570,757
---------------------------------------------------------------------------
  Unsec. Notes, 6.70%, 07/16/04                  5,335,000        5,451,997
---------------------------------------------------------------------------
  Unsec. Notes, 6.88%, 02/01/06                  8,880,000        8,919,605
---------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Medium Term Notes, 5.25%, 05/16/05             1,720,000        1,730,578
---------------------------------------------------------------------------
  Notes, 6.85%, 06/17/04                         4,150,000        4,315,460
---------------------------------------------------------------------------
  Unsec. Unsub. Notes, 7.63%, 06/15/04           5,540,000        5,809,244
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

Household Finance Corp., Sr. Unsec. Notes,
  6.50%, 01/24/06                              $ 4,195,000   $    4,430,214
===========================================================================
                                                                 56,353,064
===========================================================================

DISTILLERS & VINTNERS-0.28%

Diageo PLC, Sr. Unsec. Gtd. Putable Notes,
  7.45%, 04/15/05                                5,650,000        6,934,753
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-4.09%

Associates Corp. of North America, Sr. Notes,
  5.80%, 04/20/04                                3,495,000        3,675,377
---------------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                       7,910,000       12,043,924
---------------------------------------------------------------------------
CIT Group Inc.,
  Sr. Floating Rate Medium Term Notes, 2.67%,
  11/25/03(e)                                    2,530,000        2,531,619
---------------------------------------------------------------------------
  Sr. Notes, 7.13%, 10/15/04                     1,110,000        1,169,096
---------------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                8,800,000        9,468,008
---------------------------------------------------------------------------
Citigroup Inc.,
  Sr. Unsec. Notes, 4.13%, 06/30/05              2,390,000        2,496,881
---------------------------------------------------------------------------
  Unsec. Sub. Notes, 6.63%, 06/15/32             3,000,000        3,256,560
---------------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 04/10/01; Cost $3,263,943)(b)        3,135,000        3,748,958
---------------------------------------------------------------------------
General Electric Capital Corp.,
  Gtd. Sub. Notes, 8.13%, 05/15/12               4,320,000        5,263,142
---------------------------------------------------------------------------
  Series A, Medium Term Notes, 5.00%,
  06/15/07                                       1,175,000        1,247,168
---------------------------------------------------------------------------
  Series A, Medium Term Notes, 6.80%,
  11/01/05                                      10,705,000       11,898,715
---------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Bonds,
  7.63%, 08/17/05                                4,075,000        4,582,989
---------------------------------------------------------------------------
Heller Financial, Inc.,
  Sr. Unsec. Notes, 8.00%, 06/15/05              2,675,000        2,984,925
---------------------------------------------------------------------------
  Unsec. Notes, 7.38%, 11/01/09                  1,740,000        2,013,667
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

John Hancock Global Funding II,
  Medium Term Notes, 6.50%, 03/01/11
  (Acquired 07/24/02; Cost $2,124,697)(b)      $ 2,015,000   $    2,166,770
---------------------------------------------------------------------------
  Notes, 5.00%, 07/27/07 (Acquired 06/12/02;
  Cost $2,323,721)(b)                            2,325,000        2,432,043
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc.,
  Sr. Notes, 8.75%, 03/15/05                     3,610,000        4,074,066
---------------------------------------------------------------------------
  Sr. Sub. Deb., 11.63%, 05/15/05                2,645,000        3,145,566
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06         1,000,000        1,130,730
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc,
  Series B, Medium Term Notes, 4.54%,
  03/08/05                                       1,415,000        1,472,605
---------------------------------------------------------------------------
  Series E, Floating Rate Medium Term Yankee
  Notes, 1.68%, 06/28/04(e)                      4,375,000        4,386,773
---------------------------------------------------------------------------
Morgan Stanley, Sr. Notes, 7.75%, 06/15/05       5,225,000        5,853,045
---------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc., Sr.
  Unsec. Notes, 6.25%, 06/15/05                  5,460,000        5,903,734
---------------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes, 7.38%,
  06/15/17                                       2,590,000        3,113,361
---------------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                         2,050,000        2,323,224
===========================================================================
                                                                102,382,946
===========================================================================

ELECTRIC UTILITIES-2.84%

Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08          6,080,000        6,434,038
---------------------------------------------------------------------------
Dominion Resources, Inc.-Series A, Sr. Unsec.
  Unsub. Notes, 8.13%, 06/15/10                    450,000          523,490
---------------------------------------------------------------------------
Duke Energy Corp., Bonds, 6.45%, 10/15/32        1,980,000        1,962,695
---------------------------------------------------------------------------
El Paso Electric Co.,
  Series D, Sr. Sec. First Mortgage Bonds,
  8.90%, 02/01/06                                1,000,000        1,002,420
---------------------------------------------------------------------------
  Series E, Sr. Sec. First Mortgage Bonds,
  9.40%, 05/01/11                                5,438,000        5,441,643
---------------------------------------------------------------------------
Empire District Electric Co. (The), Sr.
  Notes, 7.70%, 11/15/04                         8,000,000        8,675,280
---------------------------------------------------------------------------
Hydro-Quebec (Canada),
  Gtd. Yankee Bonds, 9.40%, 02/01/21(f)          1,470,000        2,102,585
---------------------------------------------------------------------------
  Series B, Gtd. Medium Term Yankee Notes,
  8.62%, 12/15/11                                2,150,000        2,795,731
---------------------------------------------------------------------------
  Series GL, Gtd. Floating Rate Yankee Notes,
  1.94%, 09/29/49(a)                             5,050,000        4,483,218
---------------------------------------------------------------------------
Indiana Michigan Power Co.-Series F, SLOBS,
  9.82%, 12/07/22                                4,466,179        4,672,562
---------------------------------------------------------------------------
Kincaid Generation LLC, Sr. Sec. Bonds,
  7.33%, 06/15/20 (Acquired 04/30/98; Cost
  $3,257,599)(b)                                 3,249,572        3,092,163
---------------------------------------------------------------------------
Niagara Mohawk Power Corp.,
  Sec. First Mortgage Bonds, 7.75%,
  05/15/06(f)                                    3,700,000        4,167,236
---------------------------------------------------------------------------
  Series H, Sr. Unsec. Disc. Notes, 8.50%,
  07/01/10(g)                                    6,950,000        7,011,925
---------------------------------------------------------------------------
Public Service Company of New Mexico- Series
  A, Sr. Unsec. Notes, 7.10%, 08/01/05           7,850,000        8,092,487
---------------------------------------------------------------------------
Sutton Bridge Financing Ltd. (United
  Kingdom), Gtd. Euro Bonds, 8.63%,
  06/30/22(h)    GBP                             2,914,335        5,075,551
---------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Unsec. Notes,
  6.25%, 01/15/09                                5,800,000        5,510,870
===========================================================================
                                                                 71,043,894
===========================================================================


GAS UTILITIES-0.31%


Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                                7,000,000        5,740,000
---------------------------------------------------------------------------
Westcoast Energy Inc. (Canada)-Series V,
  Unsec. Deb., 6.45%, 12/18/06(h)         CAD    3,000,000        2,029,780
===========================================================================
                                                                  7,769,780
===========================================================================


GENERAL MERCHANDISE STORES-0.13%


Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                       2,895,000        3,285,043
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


INTEGRATED OIL & GAS-0.33%


ConocoPhillips, Unsec. Notes, 8.50%, 05/25/05  $ 4,600,000   $    5,246,438
---------------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  7.38%, 11/15/08                                2,630,000        3,068,763
===========================================================================
                                                                  8,315,201
===========================================================================



INTEGRATED TELECOMMUNICATION SERVICES-1.01%


GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                   2,655,000        2,862,063
---------------------------------------------------------------------------
Olivetti International Finance N.V.-Series E
  (Netherlands), Gtd. Medium Term Euro Notes,
  6.13%, 07/30/09(h)            EUR              3,210,000        3,428,313
---------------------------------------------------------------------------
Sprint Capital Corp.,
  Deb., 9.00%, 10/15/19                          2,200,000        1,988,250
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 5.70%, 11/15/03         2,715,000        2,704,819
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 6.00%, 01/15/07         2,555,000        2,417,669
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 7.13%, 01/30/06         4,710,000        4,668,788
---------------------------------------------------------------------------
  Unsec. Gtd. Notes, 8.75%, 03/15/32             4,700,000        4,506,125
---------------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Notes, 6.13%, 06/15/07                         2,475,000        2,722,154
===========================================================================
                                                                 25,298,181
===========================================================================



LIFE & HEALTH INSURANCE-0.71%


American General Corp., Unsec. Notes, 7.50%,
  08/11/10                                       1,600,000        1,878,208
---------------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                       4,870,000        5,543,229
---------------------------------------------------------------------------
Sun Canada Financial Co., Gtd. Sub. Bonds,
  6.63%, 12/15/07 (Acquired 10/14/99; Cost
  $1,402,095)(b)                                 1,500,000        1,638,495
---------------------------------------------------------------------------
Torchmark Corp., Notes,
  7.38%, 08/01/13                                3,000,000        3,373,650
---------------------------------------------------------------------------
  7.88%, 05/15/23                                4,845,000        5,423,202
===========================================================================
                                                                 17,856,784
===========================================================================



OIL & GAS EQUIPMENT & SERVICES-0.27%


National-Oilwell, Inc.-Series B, Sr. Unsec.
  Notes, 6.50%, 03/15/11                         2,750,000        2,933,205
---------------------------------------------------------------------------
Smith International, Inc., Notes, 6.75%,
  02/15/11                                       3,750,000        3,911,963
===========================================================================
                                                                  6,845,168
===========================================================================



OIL & GAS EXPLORATION & PRODUCTION-2.37%


Amerada Hess Corp., Unsec. Notes,
  5.30%, 08/15/04                                6,785,000        7,085,576
---------------------------------------------------------------------------
  7.30%, 08/15/31                                2,640,000        2,873,350
---------------------------------------------------------------------------

Anadarko Petroleum Corp., Unsec. Putable
  Deb., 7.73%, 09/15/26                          8,250,000        9,796,050
---------------------------------------------------------------------------
Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 7.40%,
  12/01/31                                       1,960,000        2,256,764
---------------------------------------------------------------------------
Canadian Oil Sands Ltd. (Canada), Sr. Yankee
  Notes, 7.90%, 09/01/21 (Acquired 08/17/01-
  07/31/02; Cost $8,818,609)(b)                  8,805,000        9,291,917
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)

Devon Energy Corp., Sr. Unsec. Deb., 7.95%,
  04/15/32                                     $ 2,200,000   $    2,644,752
---------------------------------------------------------------------------
Devon Financing Corp. ULC, Unsec. Gtd. Unsub.
  Deb., 7.88%, 09/30/31                          3,265,000        3,948,169
---------------------------------------------------------------------------
Noble Energy, Inc., Sr. Unsec. Deb., 7.25%,
  08/01/97                                      18,196,000       17,575,152
---------------------------------------------------------------------------
Norcen Energy Resources Ltd. (Canada), Unsec.
  Yankee Deb., 7.38%, 05/15/06                   3,485,000        3,968,300
===========================================================================
                                                                 59,440,030
===========================================================================


OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.26%


Petroleos Mexicanos (Mexico),
  Sr. Unsec. Gtd. Yankee Bonds,
  9.38%, 12/02/08                                3,320,000        3,838,750
---------------------------------------------------------------------------
  Series P, Unsec. Putable Unsub. Yankee
  Bonds, 9.50%, 03/15/06                         2,325,000        2,628,901
===========================================================================
                                                                  6,467,651
===========================================================================


PHARMACEUTICALS-0.10%


Johnson & Johnson, Unsec. Deb., 8.72%,
  11/01/24                                       2,115,000        2,472,266
===========================================================================


PROPERTY & CASUALTY INSURANCE-0.44%


Allstate Corp. (The), Sr. Unsec. Notes,
  7.88%, 05/01/05                                4,600,000        5,138,062
---------------------------------------------------------------------------
Markel Corp., Unsec. Gtd. Notes, 7.20%,
  08/15/07                                       5,000,000        5,130,850
---------------------------------------------------------------------------
Travelers Property Casualty Corp., Sr. Unsec.
  Notes, 6.75%, 11/15/06                           700,000          767,221
===========================================================================
                                                                 11,036,133
===========================================================================


PUBLISHING-0.23%


News America Inc., Putable Deb., 6.75%,
  01/09/10                                       5,523,000        5,678,141
===========================================================================


RAILROADS-0.24%


Norfolk Southern Corp., Sr. Putable Notes,
  7.05%, 05/01/04                                5,250,000        5,953,605
===========================================================================


REAL ESTATE-0.62%


EOP Operating L.P.,
  Sr. Unsec. Notes, 7.25%, 02/15/18              3,255,000        3,494,698
---------------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12             2,205,000        2,378,754
---------------------------------------------------------------------------
  Unsec. Notes, 6.50%, 01/15/04                  1,215,000        1,258,509
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
REAL ESTATE-(CONTINUED)

Spieker Properties, Inc.,
  Unsec. Unsub. Deb., 7.35%, 12/01/17          $ 4,600,000   $    5,007,192
---------------------------------------------------------------------------
  Unsec. Unsub. Notes, 6.80%, 05/01/04           3,200,000        3,357,472
===========================================================================
                                                                 15,496,625
===========================================================================



SOFT DRINKS-0.20%


Coca-Cola Enterprises Inc., Putable Notes,
  8.00%, 01/04/04                                4,450,000        4,930,734
===========================================================================



SOVEREIGN DEBT-0.76%


Export Development Canada (Canada), Yankee
  Bonds, 4.00%, 08/01/07                         2,615,000        2,734,401
---------------------------------------------------------------------------
Japan Bank for International Cooperation
  (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
  10/06/05                                       4,600,000        5,104,100
---------------------------------------------------------------------------
Region of Lombardy (Italy), Unsec. Yankee
  Notes, 5.80%, 10/25/32                        10,635,000       11,101,026
===========================================================================
                                                                 18,939,527
===========================================================================



WIRELESS TELECOMMUNICATION SERVICES-0.14%


AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Notes, 8.75%, 03/01/31                    840,000          826,350
---------------------------------------------------------------------------
Bell Mobility Cellular Inc. (Canada), Unsec.
  Deb., 6.55%, 06/02/08(h)             CAD       2,000,000        1,357,906
---------------------------------------------------------------------------
Vodafone Finance B.V. (Netherlands), Unsec.
  Unsub. Gtd. Euro Bonds, 4.75%,
  05/27/09(h)                 EUR                1,300,000        1,375,075
===========================================================================
                                                                  3,559,331
===========================================================================
    Total Bonds & Notes (Cost $560,448,442)                     569,202,979
===========================================================================



                                                 SHARES
COMMON STOCKS & OTHER EQUITY INTERESTS-59.04%

ADVERTISING-2.07%

Lamar Advertising Co.(i)                           640,000       21,536,000
---------------------------------------------------------------------------
Omnicom Group Inc.                                 469,000       30,297,400
===========================================================================
                                                                 51,833,400
===========================================================================

AEROSPACE & DEFENSE-1.99%

Honeywell International Inc.                       836,000       20,064,000
---------------------------------------------------------------------------
United Technologies Corp.                          480,600       29,768,364
===========================================================================
                                                                 49,832,364
===========================================================================

APPAREL RETAIL-0.81%

Limited Brands                                   1,459,000       20,323,870
===========================================================================

BANKS-2.69%

Bank of America Corp.                              411,500       28,628,055
---------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                   641,000       15,358,360
---------------------------------------------------------------------------
Northern Trust Corp.                               664,000       23,273,200
===========================================================================
                                                                 67,259,615
===========================================================================

BROADCASTING & CABLE TV-0.47%

Univision Communications Inc.-Class A(i)           482,000       11,809,000
===========================================================================

BUILDING PRODUCTS-1.46%

American Standard Cos. Inc.(i)                     234,000       16,646,760
---------------------------------------------------------------------------
Masco Corp.                                        946,000       19,913,300
===========================================================================
                                                                 36,560,060
===========================================================================

COMPUTER HARDWARE-0.94%

International Business Machines Corp.              304,000       23,560,000
===========================================================================

DATA PROCESSING SERVICES-1.13%

DST Systems, Inc.(i)                               793,000       28,191,150
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES-6.72%

American Express Co.                               503,000   $   17,781,050
---------------------------------------------------------------------------
Citigroup Inc.                                   1,269,433       44,671,347
---------------------------------------------------------------------------
Fannie Mae                                         275,800       17,742,214
---------------------------------------------------------------------------
Freddie Mac                                        335,900       19,834,895
---------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    345,100       23,501,310
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      351,000       18,704,790
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          682,000       25,881,900
===========================================================================
                                                                168,117,506
===========================================================================

FOOD DISTRIBUTORS-0.67%

Sysco Corp.                                        560,000       16,682,400
===========================================================================

FOOD RETAIL-1.50%

Kroger Co. (The)(i)                              1,416,000       21,877,200
---------------------------------------------------------------------------
Safeway Inc.(i)                                    670,500       15,662,880
===========================================================================
                                                                 37,540,080
===========================================================================

GENERAL MERCHANDISE STORES-2.32%

Target Corp.                                       960,300       28,809,000
---------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              579,000       29,245,290
===========================================================================
                                                                 58,054,290
===========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.13%

Cardinal Health, Inc.                              478,500       28,322,415
===========================================================================

HEALTH CARE EQUIPMENT-0.42%

Beckman Coulter, Inc.                              355,000       10,479,600
===========================================================================

HEALTH CARE FACILITIES-0.94%

HCA Inc.                                           566,000       23,489,000
===========================================================================

HEALTH CARE SUPPLIES-0.99%

Alcon, Inc. (Switzerland)(i)                       626,900       24,731,205
===========================================================================

HOME IMPROVEMENT RETAIL-1.51%

Home Depot, Inc. (The)                             520,100       12,461,596
---------------------------------------------------------------------------
Lowe's Cos., Inc.                                  675,300       25,323,750
===========================================================================
                                                                 37,785,346
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

HOUSEHOLD APPLIANCES-1.53%

Black & Decker Corp. (The)                         891,000   $   38,214,990
===========================================================================

HOUSEHOLD PRODUCTS-1.89%

Colgate-Palmolive Co.                              648,000       33,974,640
---------------------------------------------------------------------------
Kimberly-Clark Corp.                               282,000       13,386,540
===========================================================================
                                                                 47,361,180
===========================================================================

INDUSTRIAL CONGLOMERATES-1.13%

General Electric Co.                             1,163,100       28,321,485
===========================================================================

INSURANCE BROKERS-0.70%

Marsh & McLennan Cos., Inc.                        381,200       17,615,252
===========================================================================

INTEGRATED OIL & GAS-2.83%

BP PLC-ADR (United Kingdom)                        335,000       13,617,750
---------------------------------------------------------------------------
Exxon Mobil Corp.                                  949,900       33,189,506
---------------------------------------------------------------------------
Total Fina Elf S.A. (France)                       167,700       23,959,463
===========================================================================
                                                                 70,766,719
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.03%

Verizon Communications Inc.                        663,900       25,726,125
===========================================================================

IT CONSULTING & SERVICES-1.07%

SunGard Data Systems Inc.(i)                     1,140,100       26,860,756
===========================================================================

LIFE & HEALTH INSURANCE-1.05%

Nationwide Financial Services, Inc.-Class A        301,500        8,637,975
---------------------------------------------------------------------------
Prudential Financial, Inc.                         556,900       17,676,006
===========================================================================
                                                                 26,313,981
===========================================================================

MOVIES & ENTERTAINMENT-0.81%

Viacom Inc.-Class B(i)                             499,659       20,366,101
===========================================================================

MULTI-LINE INSURANCE-2.05%

American International Group, Inc.                 600,960       34,765,536
---------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)      367,000       16,672,810
===========================================================================
                                                                 51,438,346
===========================================================================

NETWORKING EQUIPMENT-0.99%

Cisco Systems, Inc.(i)                           1,899,200       24,879,520
===========================================================================

OIL & GAS DRILLING-0.75%

Noble Corp. (Cayman Islands)(i)                    537,000       18,875,550
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.32%

Cooper Cameron Corp.(i)                            661,000       32,931,020
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.49%

Apache Corp.                                       362,400       20,653,176
---------------------------------------------------------------------------
Kerr-McGee Corp.-$1.83 Pfd. DECS                   390,000       16,692,000
===========================================================================
                                                                 37,345,176
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

PACKAGED FOODS & MEATS-1.03%

Kraft Foods Inc.-Class A                           663,700   $   25,837,841
===========================================================================

PERSONAL PRODUCTS-0.76%

Estee Lauder Cos. Inc. (The)-Class A               717,000       18,928,800
===========================================================================

PHARMACEUTICALS-5.28%

Abbott Laboratories                                419,000       16,760,000
---------------------------------------------------------------------------
Johnson & Johnson                                  492,200       26,436,062
---------------------------------------------------------------------------
Merck & Co. Inc.                                   436,800       24,727,248
---------------------------------------------------------------------------
Pfizer Inc.                                        807,100       24,673,047
---------------------------------------------------------------------------
Pharmacia Corp.                                    534,900       22,358,820
---------------------------------------------------------------------------
Wyeth                                              461,600       17,263,840
===========================================================================
                                                                132,219,017
===========================================================================

PROPERTY & CASUALTY INSURANCE-0.77%

MGIC Investment Corp.                              466,600       19,270,580
===========================================================================

REAL ESTATE-0.00%

Wyndham International, Inc. Voting Trust
  (Acquired 08/27/99-09/30/02; Cost
  $276,872)(b)(d)                                    3,504            7,036
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.49%

Applied Materials, Inc.(i)                         943,500       12,293,805
===========================================================================

SEMICONDUCTORS-1.29%

Analog Devices, Inc.(i)                            718,300       17,145,821
---------------------------------------------------------------------------
Intel Corp.                                        971,700       15,129,369
===========================================================================
                                                                 32,275,190
===========================================================================

SPECIALTY STORES-1.18%

Bed Bath & Beyond Inc.(i)                          853,700       29,478,261
===========================================================================

SYSTEMS SOFTWARE-1.84%

Microsoft Corp.(i)                                 533,900       27,602,630
---------------------------------------------------------------------------
Oracle Corp.(i)                                  1,709,800       18,465,840
===========================================================================
                                                                 46,068,470
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,580,975,011)                         1,477,966,502
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-11.48%

FEDERAL HOME LOAN BANK-0.03%

Unsec. Bonds,
  4.88%, 04/16/04                              $   820,000          856,178
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-3.01%

Pass Through Ctfs.,
  6.50%, 08/01/03 to 08/01/32                  $30,942,113   $   32,275,635
---------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32                   18,874,579       19,854,713
---------------------------------------------------------------------------
  6.00%, 04/01/17 to 05/01/32                   15,821,831       16,551,493
---------------------------------------------------------------------------
  8.00%, 01/01/27                                2,797,996        3,029,702
---------------------------------------------------------------------------
  7.50%, 12/01/30 to 03/01/32                    3,225,318        3,431,739
---------------------------------------------------------------------------
Pass Through Ctfs. TBA,
  6.00%, 01/01/33(j)                               140,000          145,108
===========================================================================
                                                                 75,288,390
===========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-6.23%

FNMA Grantor Trust-Series 2001-T7, Class A1,
  Pass Through Ctfs.,
  7.50%, 02/25/41                                1,348,970        1,463,211
---------------------------------------------------------------------------
Pass Through Ctfs.,
  8.50%, 03/01/10 to 02/01/28                    6,810,867        7,435,239
---------------------------------------------------------------------------
  6.50%, 04/01/14 to 11/01/31                   44,356,389       46,433,569
---------------------------------------------------------------------------
  7.50%, 11/01/15 to 05/01/32                    7,945,545        8,454,587
---------------------------------------------------------------------------
  7.00%, 12/01/15 to 09/01/32                   22,691,367       23,950,578
---------------------------------------------------------------------------
  6.00%, 01/01/17                                  642,338          672,610
---------------------------------------------------------------------------
  8.00%, 08/01/21 to 10/01/30                    5,075,144        5,527,466
---------------------------------------------------------------------------
Pass Through Ctfs. TBA,
  6.00%, 01/01/33(j)                            33,376,000       34,595,368
---------------------------------------------------------------------------
Unsec. Bonds,
  6.63%, 11/15/30                                  955,000        1,122,870
---------------------------------------------------------------------------
Unsec. Notes,
  5.25%, 06/15/06                                  500,000          545,525
---------------------------------------------------------------------------
  6.20%, 06/13/17                                5,750,000        6,193,612
---------------------------------------------------------------------------
Unsec. Sub. Notes,
  4.75%, 01/02/07                                9,550,000       10,128,157
---------------------------------------------------------------------------
  5.25%, 08/01/12                                8,925,000        9,327,607
===========================================================================
                                                                155,850,399
===========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-2.21%

Pass Through Ctfs.,
  6.50%, 10/15/08 to 07/15/32                   16,119,890       16,940,495
---------------------------------------------------------------------------
  7.00%, 10/15/08 to 05/15/32                   15,880,782       16,844,168
---------------------------------------------------------------------------
  6.00%, 11/15/08 to 06/15/32                    7,808,611        8,153,771
---------------------------------------------------------------------------
  8.00%, 08/15/22 to 01/20/31                    2,731,572        2,985,651
---------------------------------------------------------------------------
  7.50%, 06/15/23 to 05/15/32                    9,453,049       10,117,886
---------------------------------------------------------------------------
  8.50%, 11/15/24 to 02/15/25                      328,762          361,024
===========================================================================
                                                                 55,402,995
===========================================================================
    Total U.S. Government Agency Securities
      (Cost $278,940,216)                                       287,397,962
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

U.S. TREASURY SECURITIES-4.76%

U.S. TREASURY NOTES-3.95%

3.25%, 12/31/03                                $ 1,240,000   $    1,265,110
---------------------------------------------------------------------------
6.75%, 05/15/05                                  6,100,000        6,802,659
---------------------------------------------------------------------------
6.50%, 08/15/05 to 02/15/10(k)                  29,070,000       33,217,238
---------------------------------------------------------------------------
6.88%, 05/15/06                                    950,000        1,093,431
---------------------------------------------------------------------------
4.75%, 11/15/08                                 31,695,000       34,609,989
---------------------------------------------------------------------------
5.75%, 08/15/10                                  8,950,000       10,300,018
---------------------------------------------------------------------------
5.00%, 08/15/11                                 10,625,000       11,661,044
===========================================================================
                                                                 98,949,489
===========================================================================

U.S. TREASURY BONDS-0.81%

7.50%, 11/15/16                                  1,100,000        1,440,560
---------------------------------------------------------------------------
6.25%, 08/15/23                                  4,570,000        5,374,183
---------------------------------------------------------------------------
6.13%, 11/15/27 to 08/15/29                     11,370,000       13,344,394
===========================================================================
                                                                 20,159,137
===========================================================================
    Total U.S. Treasury Securities (Cost
      $107,982,957)                                             119,108,626
===========================================================================

ASSET BACKED SECURITIES-2.43%

AIRLINES-0.84%

Continental Airlines, Inc.,
  Series 2000-1, Class A-1, Sr. Pass Through
  Ctfs., 8.05%, 11/01/20                         6,347,206        5,474,465
---------------------------------------------------------------------------
  Series 2000-2, Class A-1, Sr. Sec. Pass
  Through Ctfs., 7.71%, 04/02/21                 1,966,265        1,695,904
---------------------------------------------------------------------------
  Series 974A, Pass Through Ctfs., 6.90%,
  01/02/18                                       2,438,407        2,143,701
---------------------------------------------------------------------------
Northwest Airlines Inc.-Series 971B, Sub.
  Gtd. Pass Through Ctfs., 7.25%, 01/02/12       3,575,547        2,860,437
---------------------------------------------------------------------------
United Air Lines, Inc.,
  Series 2000-1,Class A-2, Pass Through
  Ctfs., 7.73%, 07/01/10                         5,790,000        4,559,625
---------------------------------------------------------------------------
  Series 2000-2, Class A-2, Sr. Sec. Pass
  Through Ctfs., 7.19%, 04/01/11                 5,541,001        4,391,243
===========================================================================
                                                                 21,125,375
===========================================================================

AUTOMOBILE MANUFACTURERS-0.18%

DaimlerChrysler N.A. Holding Corp.- Series
  CHR-1998-1, Gtd. ROCS Collateral Trust,
  6.50%, 08/01/18                                4,384,815        4,520,065
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-0.85%

Citicorp Lease,
  Series 1999-1, Class A1, Pass Through
  Ctfs., 7.22%, 06/15/05 (Acquired 05/08/02;
  Cost $4,121,250)(b)                            3,908,807        4,281,707
---------------------------------------------------------------------------
  Series 1999-1, Class A2, Pass Through
  Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00-08/20/02; Cost $6,610,373)(b)         6,600,000        7,628,016
---------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp., Sr. Sec. Notes, 6.00%, 05/15/06         3,200,000        3,496,992
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Premium Asset Trust-Series 2001-6, Sec.
  Notes, 5.25%, 07/19/04 (Acquired 07/11/01;
  Cost $5,672,502)(b)                          $ 5,680,000   $    5,929,840
===========================================================================
                                                                 21,336,555
===========================================================================

ELECTRIC UTILITIES-0.56%

Beaver Valley II Funding Corp., SLOBS, 9.00%,
  06/01/17                                      12,500,000       13,901,125
===========================================================================
    Total Asset Backed Securities (Cost
      $61,079,500)                                               60,883,120
===========================================================================

                                                 SHARES
---------------------------------------------------------------------------
MONEY MARKET FUNDS-3.70%

STIC Liquid Assets Portfolio(l)                 46,270,207       46,270,207
---------------------------------------------------------------------------
STIC Prime Portfolio(l)                         46,270,207       46,270,207
===========================================================================
    Total Money Market Funds (Cost
      $92,540,414)                                               92,540,414
===========================================================================
TOTAL INVESTMENTS-104.15% (excluding
  investments purchased with cash collateral
  from securities loans) (Cost
  $2,681,966,540)                                             2,607,099,603
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANS

MONEY MARKET FUNDS-15.86%

STIC Liquid Assets Portfolio(l)(m)             198,527,731   $  198,527,731
---------------------------------------------------------------------------
STIC Prime Portfolio(l)(m)                     198,527,731      198,527,731
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loans)
      (Cost $397,055,462)                                       397,055,462
===========================================================================
TOTAL INVESTMENTS-120.01%
  (Cost $3,079,022,002)                                       3,004,155,065
===========================================================================
OTHER ASSETS LESS LIABILITIES-(20.01%)                         (501,013,540)
===========================================================================
NET ASSETS-100.00%                                           $2,503,141,525
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
CAD     - Canadian Dollars
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
DECS    - Dividend Enhanced Convertible Stock
Disc.   - Discounted
EUR     - Euro
GBP     - British Pound Sterling
Gtd.    - Guaranteed
Jr.     - Junior
N.A.    - National Association
Pfd.    - Preferred
ROCS    - Receipts on Corporate Securities Trust
Sec.    - Secured
SLOBS   - Secured Lease Obligation Securities
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Interest rates are redetermined semi-annually. Rate shown is rate in effect on 12/31/02.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 12/31/02 was $47,499,457, which represented 1.90% of the Fund's net assets. These securities are considered to be illiquid.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees and may be considered illiquid.
(e) Interest rates are redetermined monthly. Rate shown is rate in effect on 12/31/02.
(f) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Co.
(g) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h) Foreign denominated security. Par value is denominated in currency indicated.
(i) Non-income producing security.
(j) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section C.
(k) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Notes 1 and 8.
(l) The money market fund and the Fund are affiliated by having the same investment advisor.
(m) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $3,079,022,002)*                               $3,004,155,065
---------------------------------------------------------------
Foreign currencies, at value (cost $112)                    119
---------------------------------------------------------------
Receivables for:
  Variation margin                                      165,900
---------------------------------------------------------------
  Fund shares sold                                    2,625,703
---------------------------------------------------------------
  Dividends and interest                             14,860,335
---------------------------------------------------------------
  Principal paydowns                                        773
---------------------------------------------------------------
  Amount due from advisor                                37,981
---------------------------------------------------------------
Investment for deferred compensation plan                95,364
---------------------------------------------------------------
Other assets                                             83,642
===============================================================
    Total assets                                  3,022,024,882
_______________________________________________________________
===============================================================

LIABILITIES:

Payables for:
  Investments purchased                              34,426,605
---------------------------------------------------------------
  Fund shares reacquired                             82,459,837
---------------------------------------------------------------
  Deferred compensation plan                             95,364
---------------------------------------------------------------
  Collateral upon return of securities loaned       397,055,462
---------------------------------------------------------------
Accrued distribution fees                             2,574,639
---------------------------------------------------------------
Accrued transfer agent fees                           1,856,507
---------------------------------------------------------------
Accrued operating expenses                              414,943
===============================================================
    Total liabilities                               518,883,357
===============================================================
Net assets applicable to shares outstanding      $2,503,141,525
_______________________________________________________________
===============================================================

NET ASSETS:

Class A                                          $1,434,164,069
_______________________________________________________________
===============================================================
Class B                                          $  766,330,156
_______________________________________________________________
===============================================================
Class C                                          $  302,345,789
_______________________________________________________________
===============================================================
Class R                                          $      293,226
_______________________________________________________________
===============================================================
Institutional Class                              $        8,285
_______________________________________________________________
===============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                              68,912,940
_______________________________________________________________
===============================================================
Class B                                              36,898,332
_______________________________________________________________
===============================================================
Class C                                              14,536,391
_______________________________________________________________
===============================================================
Class R                                                  14,078
_______________________________________________________________
===============================================================
Institutional Class                                         398
_______________________________________________________________
===============================================================
Class A:
  Net asset value per share                      $        20.81
---------------------------------------------------------------
  Offering price per share:
    (Net asset value of $20.81 divided by
      95.25%)                                    $        21.85
_______________________________________________________________
===============================================================
Class B:
  Net asset value and offering price per
    share                                        $        20.77
_______________________________________________________________
===============================================================
Class C:
  Net asset value and offering price per
    share                                        $        20.80
_______________________________________________________________
===============================================================
Class R:
  Net asset value and offering price per
    share                                        $        20.83
_______________________________________________________________
===============================================================
Institutional Class:
  Net asset value and offering price per
    share                                        $        20.82
_______________________________________________________________
===============================================================

* At December 31, 2002, securities with an aggregate market value of $390,460,987 were on loan to brokers.

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Interest                                          $  77,730,189
---------------------------------------------------------------
Dividends (net of foreign withholding tax of
  $208,949)                                          19,296,331
---------------------------------------------------------------
Dividends from affiliated money market funds          4,048,524
---------------------------------------------------------------
Security lending income                               1,259,672
===============================================================
    Total investment income                         102,334,716
===============================================================

EXPENSES:

Advisory fees                                        16,549,652
---------------------------------------------------------------
Administrative services fees                            441,158
---------------------------------------------------------------
Custodian fees                                          278,219
---------------------------------------------------------------
Distribution fees -- Class A                          4,730,405
---------------------------------------------------------------
Distribution fees -- Class B                          9,553,806
---------------------------------------------------------------
Distribution fees -- Class C                          3,873,074
---------------------------------------------------------------
Distribution fees -- Class R                                367
---------------------------------------------------------------
Transfer agent fees                                   8,141,857
---------------------------------------------------------------
Transfer agent fees--Institutional Class                     15
---------------------------------------------------------------
Trustees' fees                                           24,204
---------------------------------------------------------------
Other                                                   690,242
===============================================================
    Total expenses                                   44,282,999
===============================================================
Less: Fees waived and expenses reimbursed               (42,264)
---------------------------------------------------------------
    Expenses paid indirectly                            (49,841)
===============================================================
    Net expenses                                     44,190,894
===============================================================
Net investment income                                58,143,822
===============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            (457,386,650)
---------------------------------------------------------------
  Foreign currencies                                    229,311
---------------------------------------------------------------
  Futures contracts                                 (54,207,416)
---------------------------------------------------------------
  Option contracts written                            1,719,521
===============================================================
                                                   (509,645,234)
===============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (225,080,782)
---------------------------------------------------------------
  Foreign currencies                                     19,941
---------------------------------------------------------------
  Futures contracts                                  (1,542,491)
===============================================================
                                                   (226,603,332)
===============================================================
Net gain (loss) from investment securities,
  foreign currencies, futures contracts and
  option contracts                                 (736,248,566)
===============================================================
Net increase (decrease) in net assets
  resulting from operations                       $(678,104,744)
_______________________________________________________________
===============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                   2002               2001
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    58,143,822    $   94,283,337
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                               (509,645,234)     (290,058,670)
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts and futures contracts                     (226,603,332)     (319,910,851)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (678,104,744)     (515,686,184)
===============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (43,040,026)      (65,286,370)
-----------------------------------------------------------------------------------------------
  Class B                                                         (14,672,799)      (24,128,931)
-----------------------------------------------------------------------------------------------
  Class C                                                          (5,912,859)       (8,269,309)
-----------------------------------------------------------------------------------------------
  Class R                                                              (2,356)               --
-----------------------------------------------------------------------------------------------
  Institutional Class                                                    (233)               --
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (418,695,124)      149,008,588
-----------------------------------------------------------------------------------------------
  Class B                                                        (189,750,544)       11,560,034
-----------------------------------------------------------------------------------------------
  Class C                                                         (92,084,801)      165,927,647
-----------------------------------------------------------------------------------------------
  Class R                                                             295,439                --
-----------------------------------------------------------------------------------------------
  Institutional Class                                                  10,233                --
===============================================================================================
    Net increase (decrease) in net assets                      (1,441,957,814)     (286,874,525)
===============================================================================================

NET ASSETS:

  Beginning of year                                             3,945,099,339     4,231,973,864
===============================================================================================
  End of year                                                 $ 2,503,141,525    $3,945,099,339
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 3,431,335,002    $4,131,589,736
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                              (2,766,985)       (3,258,853)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts, futures contracts and option contracts            (849,008,182)     (333,416,566)
-----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies, foreign currency
    contracts and futures contracts                               (76,418,310)      150,185,022
===============================================================================================
                                                              $ 2,503,141,525    $3,945,099,339
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares and Class R shares are subject to CDSC charges. Class R shares and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income. The fund will segregate assets to cover its obligations under dollar roll transactions.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

J. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

K. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $42,255.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $441,158 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $2,816,585 for such services. For the year ended December 31, 2002, AFS reimbursed fees of $9 on the Institutional class.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B, Class C and Class R shares paid $4,730,405, $9,553,806, $3,873,074 and $367, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $268,091 in front-end sales commissions from the sale of Class A shares and $48,619, $2,592, $32,228 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $8,442 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $47,591 and reductions in custodian fees of $2,250 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $49,841.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At December 31, 2002, securities with an aggregate value of $390,460,987 were on loan to brokers. The loans were secured by cash collateral of $397,055,462, received by the Fund and subsequently invested in affiliated money market funds as follows: $198,527,731 in STIC Liquid Assets Portfolio and $198,527,731 in STIC Prime Portfolio. For the year ended December 31, 2002, the Fund received fees of $1,259,672 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                    ------------------------
                                    NUMBER OF     PREMIUMS
                                    CONTRACTS     RECEIVED
------------------------------------------------------------
Beginning of year                         --     $        --
------------------------------------------------------------
Written                               21,072       2,685,998
------------------------------------------------------------
Closed                               (11,065)     (1,420,654)
------------------------------------------------------------
Exercised                             (4,631)       (689,881)
------------------------------------------------------------
Expired                               (5,376)       (575,463)
============================================================
End of year                               --     $        --
____________________________________________________________
============================================================

NOTE 8--FUTURES CONTRACTS

On December 31, 2002, $12,000,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2002 were as follows:

                                                                  UNREALIZED
                        NO. OF       MONTH/         MARKET       APPRECIATION
CONTRACT               CONTRACTS   COMMITMENT       VALUE       (DEPRECIATION)
------------------------------------------------------------------------------
S&P 500 Index             474      Mar-03/Long   $103,983,750    $(1,573,443)
______________________________________________________________________________
==============================================================================

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                       2002           2001
--------------------------------------------------------------
Distributions paid from:
Ordinary income                     $63,628,273    $97,684,610
______________________________________________________________
==============================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                 $      229,692
------------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                  (81,428,417)
------------------------------------------------------------
Temporary book/tax differences                      (156,332)
------------------------------------------------------------
Capital loss carryforward                       (828,732,404)
------------------------------------------------------------
Post-October capital loss deferral               (18,106,016)
------------------------------------------------------------
Shares of beneficial interest                  3,431,335,002
============================================================
                                              $2,503,141,525
____________________________________________________________
============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales, bond premium amortization, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the treatment of defaulted bonds. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $22,070.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                             $294,839,562
----------------------------------------------------------
December 31, 2010                              533,892,842
==========================================================
                                              $828,732,404
__________________________________________________________
==========================================================

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $2,345,890,472 and $2,931,314,292, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 135,083,628
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (216,534,115)
============================================================
Net unrealized appreciation (depreciation)
  of investment securities                     $ (81,450,487)
____________________________________________________________
============================================================
Cost of investments for tax purposes is $3,085,605,552.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of bond premium amortization, paydowns on mortgage backed securities, foreign currency transactions and other items on December 31, 2002, undistributed net investment income was increased by $5,976,319, undistributed net realized gains decreased by $5,946,382 and shares of beneficial interest decreased by $29,937. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      18,401,640    $ 428,141,266     34,040,614    $ 943,182,575
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       4,099,333       94,890,497      7,919,458      219,495,395
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,843,250       43,002,479      3,739,954      104,510,027
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         14,347          301,147             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                               388           10,000             --               --
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,819,979       40,991,840      2,389,321       61,645,850
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         587,872       13,234,876        842,160       21,707,525
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         232,973        5,254,228        287,483        7,300,252
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                            114            2,356             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                                10              233             --               --
==========================================================================================================================
Issued in connection with acquisitions:***
  Class A                                                              --               --        469,333       11,718,242
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --        270,207        6,757,868
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --      7,202,124      179,904,999
==========================================================================================================================
Conversion of Class B shares to Class A shares:****
  Class A                                                         706,603       16,411,135             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (708,036)     (16,411,135)            --               --
==========================================================================================================================
Reacquired:
  Class A                                                     (40,105,433)    (904,239,365)   (32,130,426)    (867,538,079)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (12,551,569)    (281,464,782)    (8,836,782)    (236,400,754)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (6,202,124)    (140,341,508)    (4,731,502)    (125,787,631)
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                           (383)          (8,064)            --               --
==========================================================================================================================
                                                              (31,861,036)   $(700,224,797)    11,461,944    $ 326,496,269
__________________________________________________________________________________________________________________________
==========================================================================================================================

   * Class R shares commenced sales on June 3, 2002.
  ** Institutional class shares commended sales on March 15, 2002.
 *** As of the close of business on September 8, 2001, the Fund acquired all of the net assets of AIM Advisor Flex Fund pursuant to a plan of reorganization approved by AIM Advisor Flex Fund shareholders on August 17, 2001. The acquisition was accomplished by a tax-free exchange of 7,941,664 shares of the Fund for 16,429,881 shares of AIM Advisor Flex Fund outstanding as of the close of business on September 8, 2001. AIM Advisor Flex Fund net assets at that date of $198,381,109 including $8,302,767 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $3,725,556,722.
**** Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                     CLASS A
                                                 --------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------------
                                                    2002             2001               2000             1999             1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    25.94       $    30.10         $    32.69       $    28.23       $    25.78
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.49(a)          0.71(a)(b)         0.92(a)          0.82(a)          0.71(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          (5.09)           (4.14)             (2.23)            4.46             2.45
=================================================================================================================================
    Total from investment operations                  (4.60)           (3.43)             (1.31)            5.28             3.16
=================================================================================================================================
Less distributions:
  Dividends from net investment income                (0.53)           (0.73)             (0.79)           (0.82)           (0.65)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --               --              (0.49)              --            (0.06)
=================================================================================================================================
    Total distributions                               (0.53)           (0.73)             (1.28)           (0.82)           (0.71)
=================================================================================================================================
Net asset value, end of period                   $    20.81       $    25.94         $    30.10       $    32.69       $    28.23
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                      (17.85)%         (11.36)%            (4.18)%          19.04%           12.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $1,434,164       $2,284,776         $2,507,641       $1,800,350       $1,318,230
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                1.06%(d)         1.01%              0.96%            0.94%            0.95%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                               2.11%(d)         2.60%(b)           2.80%            2.81%            2.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                  78%              73%                55%              65%              43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.73 and the ratio of net investment income to average net assets would have been 2.67%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,892,162,129.


                                                                                          CLASS B
                                                           ----------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                           ----------------------------------------------------------------------
                                                             2002            2001               2000          1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  25.88       $    30.01         $    32.61    $    28.18    $  25.75
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.31(a)          0.50(a)(b)         0.66(a)       0.58(a)     0.42(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (5.06)           (4.11)             (2.23)         4.45        2.51
=================================================================================================================================
    Total from investment operations                          (4.75)           (3.61)             (1.57)         5.03        2.93
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.36)           (0.52)             (0.54)        (0.60)      (0.44)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --               --              (0.49)           --       (0.06)
=================================================================================================================================
    Total distributions                                       (0.36)           (0.52)             (1.03)        (0.60)      (0.50)
=================================================================================================================================
Net asset value, end of period                             $  20.77       $    25.88         $    30.01    $    32.61    $  28.18
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                              (18.46)%         (12.01)%            (4.93)%       18.08%      11.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $766,330       $1,176,679         $1,358,823    $1,183,215    $894,165
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                        1.81%(d)         1.76%              1.73%         1.75%       1.76%
=================================================================================================================================
Ratio of net investment income to average net assets           1.36%(d)         1.86%(b)           2.03%         2.00%       2.00%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                          78%              73%                55%           65%         43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.52 and the ratio of net investment income to average net assets would have been 1.93%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $955,380,604.


                                                                                          CLASS C
                                                              ----------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                2002           2001             2000        1999        1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  25.92       $  30.05         $  32.65    $  28.21    $  25.76
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.31(a)        0.50(a)(b)       0.66(a)     0.58(a)     0.42(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (5.07)         (4.11)           (2.23)       4.46        2.53
==============================================================================================================================
    Total from investment operations                             (4.76)         (3.61)           (1.57)       5.04        2.95
==============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.36)         (0.52)           (0.54)      (0.60)      (0.44)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --            (0.49)         --       (0.06)
==============================================================================================================================
    Total distributions                                          (0.36)         (0.52)           (1.03)      (0.60)      (0.50)
==============================================================================================================================
Net asset value, end of period                                $  20.80       $  25.92         $  30.05    $  32.65    $  28.21
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                                 (18.46)%       (11.99)%          (4.93)%     18.09%      11.60%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $302,346       $483,644         $365,510    $200,585    $114,163
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                           1.81%(d)       1.76%            1.73%       1.75%       1.73%
==============================================================================================================================
Ratio of net investment income to average net assets              1.36%(d)       1.85%(b)         2.03%       2.00%       2.03%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                             78%            73%              55%         65%         43%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.52 and the ratio of net investment income to average net assets would have been 1.92%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $387,307,420.


                                                                   CLASS R
                                                                -------------
                                                                JUNE 3, 2002
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                DECEMBER 31,
                                                                   2002
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $ 23.73
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.22(a)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (2.78)
=============================================================================
    Total from investment operations                                 (2.56)
=============================================================================
Less distributions from net investment income                        (0.34)
=============================================================================
Net asset value, end of period                                     $ 20.83
_____________________________________________________________________________
=============================================================================
Total return(b)                                                     (10.82)%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   293
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                               1.33%(c)
=============================================================================
Ratio of net investment income to average net assets                  1.83%(c)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                                 78%
_____________________________________________________________________________
=============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $127,010.

                                                                 INSTITUTIONAL CLASS
                                                                ----------------------
                                                                    MARCH 15, 2002
                                                                (DATE SALES COMMENCED)
                                                                 TO DECEMBER 31, 2002
--------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 25.81
--------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                   0.44(a)
--------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                          (4.83)
======================================================================================
    Total from investment operations                                     (4.39)
======================================================================================
Less distributions from net investment income                            (0.60)
======================================================================================
Net asset value, end of period                                         $ 20.82
______________________________________________________________________________________
======================================================================================
Total return(b)                                                         (17.16)%
______________________________________________________________________________________
======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                               $     8
______________________________________________________________________________________
======================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                          0.67%(c)
======================================================================================
  Without fee waivers and/or expense reimbursements                       0.80%(c)
======================================================================================
Ratio of net investment income to average net assets                      2.50%(c)
______________________________________________________________________________________
======================================================================================
Portfolio turnover rate                                                     78%
______________________________________________________________________________________
======================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $8,738.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Premier Equity Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Premier Equity Fund, formerly known as Value Fund, (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years then ended and the financial highlights for each of the periods indicated in the three years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report, dated February 14, 2000, expressed an unqualified opinion thereon.

/s/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-92.29%

ADVERTISING-1.29%

Omnicom Group Inc.                               1,870,000   $  120,802,000
===========================================================================

AIRLINES-0.67%

Southwest Airlines Co.                           4,500,000       62,550,000
===========================================================================

APPLICATION SOFTWARE-0.83%

BEA Systems, Inc.(a)                             4,555,400       52,250,438
---------------------------------------------------------------------------
Intuit Inc.(a)                                     534,000       25,055,280
===========================================================================
                                                                 77,305,718
===========================================================================

BANKS-3.39%

Bank of America Corp.                            2,820,000      196,187,400
---------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                 5,072,800      121,544,288
===========================================================================
                                                                317,731,688
===========================================================================

BIOTECHNOLOGY-0.53%

Amgen Inc.(a)                                    1,029,100       49,746,694
===========================================================================

BREWERS-0.79%

Anheuser-Busch Cos., Inc.                        1,526,200       73,868,080
===========================================================================

BROADCASTING & CABLE TV-5.15%

Comcast Corp.-Class A(a)                         1,749,132       41,227,041
---------------------------------------------------------------------------
Comcast Corp.-Special Class A(a)                 7,542,000      170,373,780
---------------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)              9,526,500      270,552,600
===========================================================================
                                                                482,153,421
===========================================================================

BUILDING PRODUCTS-0.25%

Masco Corp.                                      1,100,000       23,155,000
===========================================================================

COMPUTER & ELECTRONICS RETAIL-1.24%

Best Buy Co., Inc.(a)                            4,808,400      116,122,860
===========================================================================

COMPUTER HARDWARE-4.13%

Dell Computer Corp.(a)                           8,200,000      219,268,000
---------------------------------------------------------------------------
Hewlett-Packard Co.                              5,966,900      103,585,384
---------------------------------------------------------------------------
International Business Machines Corp.              821,000       63,627,500
===========================================================================
                                                                386,480,884
===========================================================================

CONSUMER FINANCE-1.12%

MBNA Corp.                                       5,513,800      104,872,476
===========================================================================

DATA PROCESSING SERVICES-1.72%

First Data Corp.                                 4,562,500      161,558,125
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

DEPARTMENT STORES-0.92%

Federated Department Stores, Inc.(a)             3,000,000   $   86,280,000
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-11.04%

American Express Co.                             1,250,000       44,187,500
---------------------------------------------------------------------------
Citigroup Inc.                                  10,000,000      351,900,000
---------------------------------------------------------------------------
Fannie Mae                                       2,943,000      189,323,190
---------------------------------------------------------------------------
Freddie Mac                                      4,060,000      239,743,000
---------------------------------------------------------------------------
J.P. Morgan Chase & Co.                          2,020,000       48,480,000
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        1,250,000       47,437,500
---------------------------------------------------------------------------
Morgan Stanley                                   2,825,000      112,774,000
===========================================================================
                                                              1,033,845,190
===========================================================================

DRUG RETAIL-1.14%

Walgreen Co.                                     3,668,300      107,077,677
===========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.49%

Celestica Inc. (Canada)(a)                       3,233,900       45,597,990
===========================================================================

ENVIRONMENTAL SERVICES-0.88%

Waste Management, Inc.                           3,600,000       82,512,000
===========================================================================

FOOTWEAR-1.69%

NIKE, Inc.-Class B                               3,550,000      157,868,500
===========================================================================

GENERAL MERCHANDISE STORES-3.17%

Target Corp.                                     8,547,000      256,410,000
---------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Mexico)                                      17,488,800       40,138,230
===========================================================================
                                                                296,548,230
===========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.14%

Laboratory Corp. of America Holdings(a)            562,300       13,067,852
===========================================================================

HEALTH CARE EQUIPMENT-0.55%

Baxter International Inc.                        1,851,300       51,836,400
===========================================================================

HEALTH CARE FACILITIES-2.96%

HCA Inc.                                         6,671,300      276,858,950
===========================================================================

HOUSEHOLD PRODUCTS-2.53%

Kimberly-Clark Corp.                             1,000,000       47,470,000
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-(CONTINUED)

Procter & Gamble Co. (The)                       2,203,700   $  189,385,978
===========================================================================
                                                                236,855,978
===========================================================================

INDUSTRIAL CONGLOMERATES-2.40%

General Electric Co.                             9,231,700      224,791,895
===========================================================================

INDUSTRIAL MACHINERY-1.26%

Danaher Corp.                                    1,791,900      117,727,830
===========================================================================

INTEGRATED OIL & GAS-5.78%

BP PLC-ADR (United Kingdom)                      2,990,000      121,543,500
---------------------------------------------------------------------------
ChevronTexaco Corp.                              2,340,000      155,563,200
---------------------------------------------------------------------------
Exxon Mobil Corp.                                7,560,000      264,146,400
===========================================================================
                                                                541,253,100
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.78%

AT&T Corp.                                       1,081,380       28,234,832
---------------------------------------------------------------------------
SBC Communications Inc.                          2,022,200       54,821,842
---------------------------------------------------------------------------
Verizon Communications Inc.                      2,170,000       84,087,500
===========================================================================
                                                                167,144,174
===========================================================================

IT CONSULTING & SERVICES-0.73%

Accenture Ltd.-Class A (Bermuda)(a)              2,180,000       39,218,200
---------------------------------------------------------------------------
Affiliated Computer Services, Inc.-Class A(a)      548,700       28,889,055
===========================================================================
                                                                 68,107,255
===========================================================================

LIFE & HEALTH INSURANCE-0.55%

AFLAC Inc.                                       1,725,000       51,957,000
===========================================================================

MANAGED HEALTH CARE-2.53%

Anthem, Inc.(a)                                  1,109,800       69,806,420
---------------------------------------------------------------------------
UnitedHealth Group Inc.                          2,000,000      167,000,000
===========================================================================
                                                                236,806,420
===========================================================================

MOVIES & ENTERTAINMENT-1.97%

AOL Time Warner Inc.(a)                          4,000,000       52,400,000
---------------------------------------------------------------------------
Viacom Inc.-Class B(a)                           3,250,000      132,470,000
===========================================================================
                                                                184,870,000
===========================================================================

MULTI-LINE INSURANCE-4.06%

American International Group, Inc.               5,360,000      310,076,000
---------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)    1,550,000       70,416,500
===========================================================================
                                                                380,492,500
===========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.63%

Duke Energy Corp.                                3,000,000       58,620,000
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

NETWORKING EQUIPMENT-1.16%

Cisco Systems, Inc.(a)                           8,270,000   $  108,337,000
===========================================================================

OIL & GAS DRILLING-0.94%

GlobalSantaFe Corp. (Cayman Islands)             1,060,000       25,779,200
---------------------------------------------------------------------------
Transocean Inc.                                  2,700,000       62,640,000
===========================================================================
                                                                 88,419,200
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.87%

Baker Hughes Inc.                                3,850,000      123,931,500
---------------------------------------------------------------------------
BJ Services Co.(a)                               1,591,200       51,411,672
===========================================================================
                                                                175,343,172
===========================================================================

PACKAGED FOODS & MEATS-0.81%

Sara Lee Corp.                                   3,374,200       75,953,242
===========================================================================

PHARMACEUTICALS-7.75%

Allergan, Inc.                                   1,250,600       72,059,572
---------------------------------------------------------------------------
Johnson & Johnson                                2,504,700      134,527,437
---------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                    2,946,100       50,643,459
---------------------------------------------------------------------------
Merck & Co. Inc.                                   863,100       48,860,091
---------------------------------------------------------------------------
Pfizer Inc.                                     12,156,600      371,627,262
---------------------------------------------------------------------------
Wyeth                                            1,276,600       47,744,840
===========================================================================
                                                                725,462,661
===========================================================================

PROPERTY & CASUALTY INSURANCE-1.61%

Allstate Corp. (The)                             2,633,500       97,413,165
---------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A(a)     1,194,945       17,505,944
---------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B(a)     2,425,938       35,539,992
===========================================================================
                                                                150,459,101
===========================================================================

RESTAURANTS-1.28%

Yum! Brands, Inc.(a)                             4,937,300      119,581,406
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.72%

Applied Materials, Inc.(a)                       5,200,000       67,756,000
===========================================================================

SEMICONDUCTORS-1.55%

Analog Devices, Inc.(a)                          4,638,000      110,709,060
---------------------------------------------------------------------------
Micron Technology, Inc.(a)                       3,503,200       34,121,168
===========================================================================
                                                                144,830,228
===========================================================================

SOFT DRINKS-0.53%

PepsiCo, Inc.                                    1,165,300       49,198,966
===========================================================================

SPECIALTY STORES-0.30%

Staples, Inc.(a)                                 1,550,000       28,365,000
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

SYSTEMS SOFTWARE-3.49%

Microsoft Corp.(a)                               6,319,100   $  326,697,470
===========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.18%

QUALCOMM Inc.(a)                                   475,000       17,285,250
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.79%

Nextel Communications, Inc.-Class A(a)           8,000,000       92,400,000
---------------------------------------------------------------------------
Sprint Corp. (PCS Group)(a)                     17,250,000       75,555,000
===========================================================================
                                                                167,955,000
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $9,963,210,043)                         8,642,109,583
===========================================================================

                                                PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILLS-0.26%

1.18%, 03/20/03 (Cost $24,936,083)(b)          $25,000,000(c)    24,936,083
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
MONEY MARKET FUNDS-7.94%

STIC Liquid Assets Portfolio(d)                371,645,740   $  371,645,740
---------------------------------------------------------------------------
STIC Prime Portfolio(d)                        371,645,740      371,645,740
===========================================================================
    Total Money Market Funds (Cost
      $743,291,480)                                             743,291,480
===========================================================================
TOTAL INVESTMENTS-100.49% (excluding
  investments purchased with cash collateral
  from securities loans) (Cost
  $10,731,437,606)                                            9,410,337,146
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANS

MONEY MARKET FUNDS-1.45%

STIC Liquid Assets Portfolio(d)(e)             135,612,100      135,612,100
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loans)
      (Cost $135,612,100)                                       135,612,100
===========================================================================
TOTAL INVESTMENTS-101.94% (Cost
  $10,867,049,706)                                            9,545,949,246
===========================================================================
OTHER ASSETS LESS LIABILITIES-(1.94%)                          (181,735,612)
===========================================================================
NET ASSETS-100.00%                                           $9,364,213,634
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 9.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $10,867,049,706)*                              $9,545,949,246
---------------------------------------------------------------
Receivables for:
  Foreign currency contracts closed                      13,810
---------------------------------------------------------------
  Variation margin                                      507,500
---------------------------------------------------------------
  Fund shares sold                                    3,488,114
---------------------------------------------------------------
  Dividends                                           8,509,300
---------------------------------------------------------------
  Amount due from advisor                                86,326
---------------------------------------------------------------
Investment for deferred compensation plan               290,076
---------------------------------------------------------------
Other assets                                            103,771
===============================================================
    Total assets                                  9,558,948,143
_______________________________________________________________
===============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             42,421,330
---------------------------------------------------------------
  Foreign currency contracts outstanding                 80,695
---------------------------------------------------------------
  Deferred compensation plan                            290,076
---------------------------------------------------------------
  Collateral upon return of securities loaned       135,612,100
---------------------------------------------------------------
Accrued distribution fees                             9,743,211
---------------------------------------------------------------
Accrued transfer agent fees                           4,865,176
---------------------------------------------------------------
Accrued operating expenses                            1,721,921
===============================================================
    Total liabilities                               194,734,509
===============================================================
Net assets applicable to shares outstanding      $9,364,213,634
_______________________________________________________________
===============================================================

NET ASSETS:

Class A                                          $4,642,361,174
_______________________________________________________________
===============================================================
Class B                                          $4,274,488,830
_______________________________________________________________
===============================================================
Class C                                          $  444,901,410
_______________________________________________________________
===============================================================
Class R                                          $      207,230
_______________________________________________________________
===============================================================
Institutional Class                              $    2,254,990
_______________________________________________________________
===============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                             617,747,702
_______________________________________________________________
===============================================================
Class B                                             604,890,062
_______________________________________________________________
===============================================================
Class C                                              62,919,613
_______________________________________________________________
===============================================================
Class R                                                  27,622
_______________________________________________________________
===============================================================
Institutional Class                                     298,733
_______________________________________________________________
===============================================================
Class A:
  Net asset value per share                      $         7.51
---------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.51 divided by
      94.50%)                                    $         7.95
_______________________________________________________________
===============================================================
Class B:
  Net asset value and offering price per
    share                                        $         7.07
_______________________________________________________________
===============================================================
Class C:
  Net asset value and offering price per
    share                                        $         7.07
_______________________________________________________________
===============================================================
Class R:
  Net asset value and offering price per
    share                                        $         7.50
_______________________________________________________________
===============================================================
Institutional Class:
  Net asset value and offering price per
    share                                        $         7.55
_______________________________________________________________
===============================================================

* At December 31, 2002, securities with an aggregate market value of $127,303,643 were on loan to brokers.

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  of $931,864)                               $   131,929,618
------------------------------------------------------------
Dividends from affiliated money market
  funds                                           11,444,944
------------------------------------------------------------
Interest                                             256,012
------------------------------------------------------------
Security lending income                              495,706
============================================================
    Total investment income                      144,126,280
============================================================

EXPENSES:

Advisory fees                                     83,590,822
------------------------------------------------------------
Administrative services fees                         744,086
------------------------------------------------------------
Custodian fees                                       684,471
------------------------------------------------------------
Distribution fees -- Class A                      15,750,421
------------------------------------------------------------
Distribution fees -- Class B                      63,731,957
------------------------------------------------------------
Distribution fees -- Class C                       6,578,274
------------------------------------------------------------
Distribution fees -- Class R                             245
------------------------------------------------------------
Transfer agent fees                               37,443,289
------------------------------------------------------------
Transfer agent fees -- Institutional
  Class                                                  245
------------------------------------------------------------
Trustees' fees                                        80,129
------------------------------------------------------------
Other                                              2,962,365
============================================================
    Total expenses                               211,566,304
============================================================
Less: Fees waived                                 (3,054,474)
------------------------------------------------------------
    Expenses paid indirectly                        (210,746)
============================================================
    Net expenses                                 208,301,084
============================================================
Net investment income (loss)                     (64,174,804)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FOREIGN CURRENCY CONTRACTS,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                       (2,368,354,018)
------------------------------------------------------------
  Foreign currencies                                  98,988
------------------------------------------------------------
  Foreign currency contracts                     (12,941,191)
------------------------------------------------------------
  Futures contracts                                7,963,006
------------------------------------------------------------
  Option contracts written                         2,353,635
============================================================
                                              (2,370,879,580)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                       (2,857,170,626)
------------------------------------------------------------
  Foreign currency contracts                        (306,318)
------------------------------------------------------------
  Futures contracts                              (13,703,102)
============================================================
                                              (2,871,180,046)
============================================================
Net gain (loss) from investment
  securities, foreign currencies, foreign
  currency contracts, futures contracts
  and option contracts                        (5,242,059,626)
============================================================
Net increase (decrease) in net assets
  resulting from operations                  $(5,306,234,430)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                   2002               2001
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (64,174,804)   $   (94,503,881)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                             (2,370,879,580)    (1,808,699,179)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currency contracts,
    futures contracts and option contracts                     (2,871,180,046)    (1,379,243,076)
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (5,306,234,430)    (3,282,446,136)
================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                  --        (11,567,785)
------------------------------------------------------------------------------------------------
  Class B                                                                  --        (13,103,850)
------------------------------------------------------------------------------------------------
  Class C                                                                  --         (1,340,169)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      (1,392,867,197)    (1,265,245,616)
------------------------------------------------------------------------------------------------
  Class B                                                      (2,339,535,311)    (1,623,452,392)
------------------------------------------------------------------------------------------------
  Class C                                                        (232,888,880)      (147,015,896)
------------------------------------------------------------------------------------------------
  Class R                                                             200,138                 --
------------------------------------------------------------------------------------------------
  Institutional Class                                               2,649,533                 --
================================================================================================
    Net increase (decrease) in net assets                      (9,268,676,147)    (6,344,171,844)
================================================================================================

NET ASSETS:

  Beginning of year                                            18,632,889,781     24,977,061,625
================================================================================================
  End of year                                                 $ 9,364,213,634    $18,632,889,781
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $14,879,846,787    $18,906,290,031
------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (911,328)          (837,038)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts, futures contracts and option contracts          (4,183,755,135)    (1,812,776,568)
------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currency contracts, futures
    contracts and option contracts                             (1,330,966,690)     1,540,213,356
================================================================================================
                                                              $ 9,364,213,634    $18,632,889,781
________________________________________________________________________________________________
================================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Premier Equity Fund (formerly AIM Value Fund) (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares and Class R shares are subject to CDSC charges. Class R shares and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and option is exercised.

J. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $3,054,474.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $744,086 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $19,893,993 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B, Class C and Class R shares paid $15,750,421, $63,731,957, $6,578,274, and $245, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $848,167 in front-end sales commissions from the sale of Class A shares and $122,647, $6,244, $64,761 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $27,184 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $208,098 and reductions in custodian fees of $2,648 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $210,746.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At December 31, 2002, securities with an aggregate value of $127,303,643 were on loan to brokers. The loans were secured by cash collateral of $135,612,100 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended December 31, 2002, the Fund received fees of $495,706 for securities lending.

NOTE 7--FOREIGN CURRENCY CONTRACTS

Outstanding foreign currency contracts at December 31, 2002 were as follows:

                              CONTRACT TO                          UNREALIZED
SETTLEMENT              ------------------------                  APPRECIATION
   DATE      CURRENCY    DELIVER       RECEIVE        VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------
 02/25/03      CAD      58,000,000   $36,729,868   $36,810,563      $(80,695)
_______________________________________________________________________________
===============================================================================

NOTE 8--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                    ------------------------
                                    NUMBER OF     PREMIUMS
                                    CONTRACTS     RECEIVED
------------------------------------------------------------
Beginning of year                        --      $        --
------------------------------------------------------------
Written                              12,750        2,563,635
------------------------------------------------------------
Closed                               (5,000)        (860,687)
------------------------------------------------------------
Expired                              (7,750)      (1,702,948)
============================================================
End of year                              --      $        --
____________________________________________________________
============================================================

NOTE 9--FUTURES CONTRACTS

On December 31, 2002, $22,964,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2002 were as follows:

                                                      UNREALIZED
           NO. OF        MONTH/         MARKET       APPRECIATION
CONTRACT  CONTRACTS    COMMITMENT       VALUE       (DEPRECIATION)
------------------------------------------------------------------
S&P 500
  Index    1,450      Mar.-03/Long   $318,601,250    $(9,785,535)
__________________________________________________________________
==================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                        2002        2001
------------------------------------------------------------
Distributions paid from long-term
  capital gain                          $  --    $26,011,804
____________________________________________________________
============================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation)-investments                 $(1,328,230,399)
------------------------------------------------------------
Temporary book/tax differences                      (911,328)
------------------------------------------------------------
Capital loss carryforward                     (3,947,477,498)
------------------------------------------------------------
Post-October capital loss deferral              (239,013,928)
------------------------------------------------------------
Shares of beneficial interest                 14,879,846,787
============================================================
                                             $ 9,364,213,634
____________________________________________________________
============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain forward foreign currency contracts and on certain futures contracts.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The

Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
------------------------------------------------------------
December 31, 2009                             $1,670,556,615
------------------------------------------------------------
December 31, 2010                              2,276,920,883
============================================================
                                              $3,947,477,498
____________________________________________________________
============================================================

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $4,532,169,723 and $8,276,006,948, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $   786,963,948
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (2,115,194,347)
============================================================
Net unrealized appreciation (depreciation)
  of investment securities                   $(1,328,230,399)
____________________________________________________________
============================================================
Cost of investments for tax purposes is $10,874,179,645.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating loss, foreign currency transactions, and other items on December 31, 2002, undistributed net investment income (loss) was increased by $64,100,514, undistributed net realized gains (losses) decreased by $98,987 and shares of beneficial interest decreased by $64,001,527. This reclassification had no effect on the net assets of the Fund.


NOTE 13--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                           2002                               2001
                                                              -------------------------------    -------------------------------
                                                                 SHARES           AMOUNT            SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       73,118,435    $   657,092,554      99,493,160    $ 1,142,786,605
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       22,610,679        195,949,105      53,393,062        589,020,838
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                        5,748,410         50,204,828      14,110,226        155,875,910
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                          29,155            211,650              --                 --
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                            345,082          3,005,669              --                 --
================================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                               --                 --       1,047,730         11,046,064
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                               --                 --       1,221,981         12,181,662
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                               --                 --         126,038          1,257,875
================================================================================================================================
Conversion of Class B shares to Class A shares:***
  Class A                                                       37,066,076        329,215,215              --                 --
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (39,184,836)      (329,215,215)             --                 --
================================================================================================================================
Reacquired:
  Class A                                                     (274,622,366)    (2,379,174,966)   (215,650,396)    (2,419,078,285)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (270,457,065)    (2,206,269,201)   (208,566,724)    (2,224,654,892)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (34,348,509)      (283,093,708)    (28,342,494)      (304,149,681)
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                          (1,533)           (11,512)             --                 --
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                            (46,349)          (356,136)             --                 --
================================================================================================================================
                                                              (479,742,821)   $(3,962,441,717)   (283,167,417)   $(3,035,713,904)
________________________________________________________________________________________________________________________________
================================================================================================================================

 *  Class R shares commenced sales on June 3, 2002.
 ** Institutional Class shares commenced sales on March 15, 2002.
*** Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                CLASS A
                                            -------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                               2002             2001         2000(a)             1999(a)          1998(a)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    10.87       $    12.51    $     16.28         $     13.40       $    10.81
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.01)(b)         0.00          (0.04)(b)           (0.01)            0.03
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     (3.35)           (1.63)         (2.42)               3.97             3.46
===========================================================================================================================
    Total from investment operations             (3.36)           (1.63)         (2.46)               3.96             3.49
===========================================================================================================================
Less distributions:
  Dividends from net investment income              --               --             --                  --            (0.03)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             --            (0.01)         (1.31)              (1.08)           (0.87)
===========================================================================================================================
    Total distributions                             --            (0.01)         (1.31)              (1.08)           (0.90)
===========================================================================================================================
Net asset value, end of period              $     7.51       $    10.87    $     12.51         $     16.28       $    13.40
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                 (30.91)%         (12.99)%       (14.95)%             29.95%           32.76%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $4,642,361       $8,502,699    $11,223,504         $12,640,073       $8,823,094
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                1.17%(d)         1.08%          1.00%               1.00%            1.00%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                             1.19%(d)         1.12%          1.04%               1.02%            1.02%
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.08)%(d)       (0.03)%        (0.11)%             (0.09)%           0.26%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                             36%              38%            67%                 66%             113%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $6,300,168,423.


                                                                               CLASS B
                                            -----------------------------------------------------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                            -----------------------------------------------------------------------------
                                               2002             2001         2000(a)           1999(a)          1998(a)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    10.30       $    11.94    $     15.73       $     13.08       $    10.63
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.07)(b)        (0.09)         (0.31)(b)         (0.13)(b)        (0.06)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     (3.16)           (1.54)         (2.17)             3.86             3.38
=========================================================================================================================
    Total from investment operations             (3.23)           (1.63)         (2.48)             3.73             3.32
=========================================================================================================================
Less distributions from net realized
  gains                                             --            (0.01)         (1.31)            (1.08)           (0.87)
=========================================================================================================================
Net asset value, end of period              $     7.07       $    10.30    $     11.94       $     15.73       $    13.08
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                 (31.36)%         (13.61)%       (15.65)%           28.94%           31.70%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $4,274,489       $9,186,980    $12,491,366       $14,338,087       $9,680,068
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                1.92%(d)         1.84%          1.77%             1.79%            1.80%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                             1.94%(d)         1.88%          1.81%             1.81%            1.82%
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.84)%(d)       (0.79)%        (0.89)%           (0.88)%          (0.54)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                             36%              38%            67%               66%             113%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $6,373,195,661.


                                                                          CLASS C
                                            -------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                            -------------------------------------------------------------------
                                              2002           2001       2000(a)         1999(a)        1998(a)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  10.31       $  11.95    $    15.74       $ 13.09        $  10.63
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.07)(b)      (0.09)        (0.31)(b)     (0.13)(b)       (0.06)(b)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   (3.17)         (1.54)        (2.17)         3.86            3.39
===============================================================================================================
    Total from investment operations           (3.24)         (1.63)        (2.48)         3.73            3.33
===============================================================================================================
Less distributions from net realized
  gains                                           --          (0.01)        (1.31)        (1.08)          (0.87)
===============================================================================================================
Net asset value, end of period              $   7.07       $  10.31    $    11.95       $ 15.74        $  13.09
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(c)                               (31.43)%       (13.60)%      (15.62)%       28.92%          31.72%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $444,901       $943,211    $1,262,192       $860,859       $212,095
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                              1.92%(d)       1.84%         1.77%         1.79%           1.80%
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                           1.94%(d)       1.88%         1.81%         1.81%           1.82%
===============================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.84)%(d)     (0.79)%       (0.88)%       (0.88)%         (0.54)%
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                           36%            38%           67%           66%            113%
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $657,827,376.

                                                                        CLASS R
                                                                -----------------------
                                                                     JUNE 3, 2002
                                                                (DATES SALES COMMENCED)
                                                                    TO DECEMBER 31,
                                                                         2002
---------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $  9.16
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                            (0.02)(a)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                           (1.64)
=======================================================================================
    Total from investment operations                                      (1.66)
=======================================================================================
Net asset value, end of period                                          $  7.50
_______________________________________________________________________________________
=======================================================================================
Total return(b)                                                          (18.12)%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $   207
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                         1.48%(c)
---------------------------------------------------------------------------------------
  Without fee waivers                                                      1.50%(c)
=======================================================================================
Ratio of net investment income (loss) to average net assets               (0.40)%(c)
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate                                                      36%
_______________________________________________________________________________________
=======================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $84,957.

                                                                  INSTITUTIONAL CLASS
                                                                -----------------------
                                                                    MARCH 15, 2002
                                                                (DATES SALES COMMENCED)
                                                                    TO DECEMBER 31,
                                                                         2002
---------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $ 10.66
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                    0.03(a)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                           (3.14)
=======================================================================================
    Total from investment operations                                      (3.11)
=======================================================================================
Net asset value, end of period                                          $  7.55
_______________________________________________________________________________________
=======================================================================================
Total return(b)                                                          (29.17)%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $ 2,255
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                         0.66%(c)
---------------------------------------------------------------------------------------
  Without fee waivers                                                      0.68%(c)
=======================================================================================
Ratio of net investment income to average net assets                       0.42%(c)
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate                                                      36%
_______________________________________________________________________________________
=======================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,630,390.